UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
 (Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750
Woodland Hills, CA 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson Jr.
21550 Oxnard Street, Suite 750
Woodland Hills, CA 91367
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Guinness Atkinson Alternative Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

RENESOLA LTD
Security		75971T103		Meeting Type	Annual
Ticker Symbol		SOL		Meeting Date	29-Aug-2008
ISIN		US75971T1034		Agenda	932941506 - Management
City				Holding Recon Date	22-Jul-2008
Country		United States		Vote Deadline Date	19-Aug-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	TO RECEIVE, CONSIDER AND APPROVE THE FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 DECEMBER 2007, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREON.			Management	For
02	TO RE-ELECT YUNCAI WU AS A DIRECTOR OF THE COMPANY, WHO IS RETIRING BY ROTATION AND OFFERING HIMSELF FOR RE-ELECTION IN ACCORDANCE WITH THE COMPANY'S ARTICLES OF ASSOCIATION.			Management	For
03	APPROVE THE APPOINTMENT OF ROBERT NAII LEE AS AN INDEPENDENT DIRECTOR OF THE COMPANY.			Management
04	TO AUTHORISE DIRECTORS TO RE-APPOINT DELOITTE TOUCHE TOHMATSU AS AUDITORS OF THE COMPANY TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT GENERAL MEETING AT WHICH THE ACCOUNTS ARE LAID.			Management	For
05	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS.			Management	For
06
TO ADOPT THE AMENDED AND RESTATED MEMORANDUM
AND ARTICLES OF ASSOCIATION PRODUCED TO THE
MEETING AND INITIALLED BY THE CHAIRMAN FOR THE
PURPOSES OF IDENTIFICATION AS THE MEMORANDUM
AND ARTICLES OF ASSOCIATION OF THE COMPANY IN
SUBSTITUTION FOR AND TO THE EXCLUSION OF THE
COMPANY'S EXISTING MEMORANDUM AND ARTICLES OF
ASSOCIATION.
				Management	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	147300	0	11-Aug-2008	11-Aug-2008

DAYSTAR TECHNOLOGIES, INC.
Security		23962Q100		Meeting Type	Annual
Ticker Symbol		DSTI		Meeting Date	22-Sep-2008
ISIN		US23962Q1004		Agenda	932948219 - Management
City				Holding Recon Date	14-Aug-2008
Country		United States		Vote Deadline Date	19-Sep-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	RANDOLPH A. GRAVES, JR.			For	For
	2	STEPHAN J. DELUCA			For	For
	3	ROBERT G. ALDRICH			For	For
	4	KEVIN S. FLANNERY			For	For
	5	RICHARD NEVINS			For	For
	6	SCOTT M. SCHECTER			For	For
02	APPROVE THE AMENDMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK FROM 60,000,000 TO 120,000,000.			Management	For	For
03	APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2006 EQUITY INCENTIVE PLAN.			Management	For	For
04	RATIFY THE SELECTION OF HEIN & ASSOCIATES LLP AS INDEPENDENT AUDITORS OF THE COMPANY.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	200000	0	02-Sep-2008	02-Sep-2008

COMPOSITE TECHNOLOGY CORPORATION
Security		20461S108		Meeting Type	Annual
Ticker Symbol		CPTC		Meeting Date	03-Mar-2009
ISIN		US20461S1087		Agenda	932996044 - Management
City				Holding Recon Date	22-Jan-2009
Country		United States		Vote Deadline Date	02-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	BENTON H WILCOXON			For	For
	2	MICHAEL D. MCINTOSH			For	For
	3	D. DEAN MCCORMICK, III			For	For
	4	JOHN P. MITOLA			For	For
	5	MICHAEL K. LEE			For	For
02	TO RATIFY THE SELECTION OF SINGERLEWAK LLP, AS THE INDEPENDENT AUDITOR FOR COMPOSITE TECHNOLOGY CORPORATION FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	2181900	0	09-Feb-2009	09-Feb-2009

MEMC ELECTRONIC MATERIALS, INC.
Security		552715104		Meeting Type	Annual
Ticker Symbol		WFR		Meeting Date	21-Apr-2009
ISIN		US5527151048		Agenda	933005781 - Management
City				Holding Recon Date	26-Feb-2009
Country		United States		Vote Deadline Date	20-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	ROBERT J. BOEHLKE			For	For
	2	C. DOUGLAS MARSH			For	For
	3	MICHAEL MCNAMARA			For	For
02	RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	80180	0	10-Mar-2009	10-Mar-2009

SUNPOWER CORPORATION
Security		867652307		Meeting Type	Annual
Ticker Symbol		SPWRB		Meeting Date	08-May-2009
ISIN		US8676523074		Agenda	933018207 - Management
City				Holding Recon Date	10-Mar-2009
Country		United States		Vote Deadline Date	07-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	UWE-ERNST BUFE			For	For
	2	PAT WOOD III			For	For
02	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR FISCAL YEAR 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	58220	0	01-May-2009	01-May-2009

ORMAT TECHNOLOGIES, INC.
Security		686688102		Meeting Type	Annual
Ticker Symbol		ORA		Meeting Date	08-May-2009
ISIN		US6866881021		Agenda	933018714 - Management
City				Holding Recon Date	16-Mar-2009
Country		United States		Vote Deadline Date	07-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	YEHUDIT BRONICKI			For	For
	2	JACOB J. WORENKLEIN			For	For
	3	ROBERT F. CLARKE			For	For
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2009			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	46119	0	01-May-2009	01-May-2009

ECHELON CORPORATION
Security		27874N105		Meeting Type	Annual
Ticker Symbol		ELON		Meeting Date	14-May-2009
ISIN		US27874N1054		Agenda	933034035 - Management
City				Holding Recon Date	23-Mar-2009
Country		United States		Vote Deadline Date	13-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	ROBERT J. FINOCCHIO, JR			For	For
	2	A. CLIFFORD MARKKULA JR			For	For
	3	ROBERT R. MAXFIELD			For	For
02	PROPOSAL TO REAPPROVE OUR MANAGEMENT BONUS PLAN.			Management	For	For
03	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	221048	0	05-May-2009	05-May-2009

FIRST SOLAR, INC.
Security		336433107		Meeting Type	Annual
Ticker Symbol		FSLR		Meeting Date	04-Jun-2009
ISIN		US3364331070		Agenda	933067349 - Management
City				Holding Recon Date	14-Apr-2009
Country		United States		Vote Deadline Date	03-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	MICHAEL J. AHEARN			For	For
	2	CRAIG KENNEDY			For	For
	3	JAMES F. NOLAN			For	For
	4	J. THOMAS PRESBY			For	For
	5	PAUL H. STEBBINS			For	For
	6	MICHAEL SWEENEY			For	For
	7	JOSE H. VILLARREAL			For	For
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 26, 2009			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	12000	0	22-May-2009	22-May-2009

FUTUREFUEL CORP
Security		36116M106		Meeting Type	Annual
Ticker Symbol		FTFL		Meeting Date	30-Jun-2009
ISIN		US36116M1062		Agenda	933104058 - Management
City				Holding Recon Date	22-May-2009
Country		United States		Vote Deadline Date	29-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	PAUL A. NOVELLY			For	For
	2	PAUL G. LORENZINI			For	For
	3	RICHARD L. KNOWLTON			For	For
02	TO RATIFY THE APPOINTMENT OF RUBINBROWN LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN4		837	25000	0	18-Jun-2009	18-Jun-2009

Guinness Atkinson Alternative Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

RENESOLA LTD
Cusip/Sedol:		75971T103				Meeting Type:		Annual
Ticker:		SOL				Meeting Date:		29-Aug-2008
ISIN		US75971T1034				Vote Deadline Date:		19-Aug-2008
Agenda		932941506	Management			Total Ballot Shares:		147300
Last Vote Date:		11-Aug-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	TO RECEIVE, CONSIDER AND APPROVE THE FINANCIAL STATEMENTS FOR THE YEAR ENDED 31 DECEMBER 2007, TOGETHER WITH THE REPORTS OF THE DIRECTORS AND AUDITORS THEREON.			None	147300	0	0		0
2	TO RE-ELECT YUNCAI WU AS A DIRECTOR OF THE COMPANY, WHO IS RETIRING BY ROTATION AND OFFERING HIMSELF FOR RE-ELECTION IN ACCORDANCE WITH THE COMPANY'S ARTICLES OF ASSOCIATION.			None	147300	0	0		0
3	APPROVE THE APPOINTMENT OF ROBERT NAII LEE AS AN INDEPENDENT DIRECTOR OF THE COMPANY.			None	0	0	0		0
4	TO AUTHORISE DIRECTORS TO RE-APPOINT DELOITTE TOUCHE TOHMATSU AS AUDITORS OF THE COMPANY TO HOLD OFFICE UNTIL THE CONCLUSION OF THE NEXT GENERAL MEETING AT WHICH THE ACCOUNTS ARE LAID.			None	147300	0	0		0
5	TO AUTHORISE THE DIRECTORS TO DETERMINE THE REMUNERATION OF THE AUDITORS.			None	147300	0	0		0
6	TO ADOPT THE AMENDED AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION PRODUCED TO THE MEETING AND INITIALLED BY THE CHAIRMAN FOR THE PURPOSES OF IDENTIFICATION AS THE MEMORANDUM AND ARTICLES OF ASSOCIATION OF THE COMPANY IN SUBSTITUTION FOR AND TO THE EXCLUSION OF THE COMPANY'S EXISTING MEMORANDUM AND ARTICLES OF ASSOCIATION.			None	147300	0	0		0
DAYSTAR TECHNOLOGIES, INC.
Cusip/Sedol:		23962Q100				Meeting Type:		Annual
Ticker:		DSTI				Meeting Date:		22-Sep-2008
ISIN		US23962Q1004				Vote Deadline Date:		19-Sep-2008
Agenda		932948219	Management			Total Ballot Shares:		200000
Last Vote Date:		02-Sep-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	RANDOLPH A. GRAVES, JR.			200000	0	0		0
	2	STEPHAN J. DELUCA			200000	0	0		0
	3	ROBERT G. ALDRICH			200000	0	0		0
	4	KEVIN S. FLANNERY			200000	0	0		0
	5	RICHARD NEVINS			200000	0	0		0
	6	SCOTT M. SCHECTER			200000	0	0		0
2	APPROVE THE AMENDMENT OF THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK FROM 60,000,000 TO 120,000,000.			For	200000	0	0		0
3	APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2006 EQUITY INCENTIVE PLAN.			For	200000	0	0		0
4	RATIFY THE SELECTION OF HEIN & ASSOCIATES LLP AS INDEPENDENT AUDITORS OF THE COMPANY.			For	200000	0	0		0
COMPOSITE TECHNOLOGY CORPORATION
Cusip/Sedol:		20461S108				Meeting Type:		Annual
Ticker:		CPTC				Meeting Date:		03-Mar-2009
ISIN		US20461S1087				Vote Deadline Date:		02-Mar-2009
Agenda		932996044	Management			Total Ballot Shares:		2181900
Last Vote Date:		09-Feb-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	BENTON H WILCOXON			2181900	0	0		0
	2	MICHAEL D. MCINTOSH			2181900	0	0		0
	3	D. DEAN MCCORMICK, III			2181900	0	0		0
	4	JOHN P. MITOLA			2181900	0	0		0
	5	MICHAEL K. LEE			2181900	0	0		0
2	TO RATIFY THE SELECTION OF SINGERLEWAK LLP, AS THE INDEPENDENT AUDITOR FOR COMPOSITE TECHNOLOGY CORPORATION FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2009.			For	2181900	0	0		0
MEMC ELECTRONIC MATERIALS, INC.
Cusip/Sedol:		552715104				Meeting Type:		Annual
Ticker:		WFR				Meeting Date:		21-Apr-2009
ISIN		US5527151048				Vote Deadline Date:		20-Apr-2009
Agenda		933005781	Management			Total Ballot Shares:		80180
Last Vote Date:		10-Mar-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	ROBERT J. BOEHLKE			80180	0	0		0
	2	C. DOUGLAS MARSH			80180	0	0		0
	3	MICHAEL MCNAMARA			80180	0	0		0
2	RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			For	80180	0	0		0
ORMAT TECHNOLOGIES, INC.
Cusip/Sedol:		686688102				Meeting Type:		Annual
Ticker:		ORA				Meeting Date:		08-May-2009
ISIN		US6866881021				Vote Deadline Date:		07-May-2009
Agenda		933018714	Management			Total Ballot Shares:		46119
Last Vote Date:		01-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	YEHUDIT BRONICKI			46119	0	0		0
	2	JACOB J. WORENKLEIN			46119	0	0		0
	3	ROBERT F. CLARKE			46119	0	0		0
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2009			For	46119	0	0		0
SUNPOWER CORPORATION
Cusip/Sedol:		867652307				Meeting Type:		Annual
Ticker:		SPWRB				Meeting Date:		08-May-2009
ISIN		US8676523074				Vote Deadline Date:		07-May-2009
Agenda		933018207	Management			Total Ballot Shares:		58220
Last Vote Date:		01-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	UWE-ERNST BUFE			58220	0	0		0
	2	PAT WOOD III			58220	0	0		0
2	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR FISCAL YEAR 2009.			For	58220	0	0		0
ECHELON CORPORATION
Cusip/Sedol:		27874N105				Meeting Type:		Annual
Ticker:		ELON				Meeting Date:		14-May-2009
ISIN		US27874N1054				Vote Deadline Date:		13-May-2009
Agenda		933034035	Management			Total Ballot Shares:		221048
Last Vote Date:		05-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	ROBERT J. FINOCCHIO, JR			221048	0	0		0
	2	A. CLIFFORD MARKKULA JR			221048	0	0		0
	3	ROBERT R. MAXFIELD			221048	0	0		0
2	PROPOSAL TO REAPPROVE OUR MANAGEMENT BONUS PLAN.			For	221048	0	0		0
3	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			For	221048	0	0		0
FIRST SOLAR, INC.
Cusip/Sedol:		336433107				Meeting Type:		Annual
Ticker:		FSLR				Meeting Date:		04-Jun-2009
ISIN		US3364331070				Vote Deadline Date:		03-Jun-2009
Agenda		933067349	Management			Total Ballot Shares:		12000
Last Vote Date:		22-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	MICHAEL J. AHEARN			12000	0	0		0
	2	CRAIG KENNEDY			12000	0	0		0
	3	JAMES F. NOLAN			12000	0	0		0
	4	J. THOMAS PRESBY			12000	0	0		0
	5	PAUL H. STEBBINS			12000	0	0		0
	6	MICHAEL SWEENEY			12000	0	0		0
	7	JOSE H. VILLARREAL			12000	0	0		0
2	RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 26, 2009			For	12000	0	0		0
FUTUREFUEL CORP
Cusip/Sedol:		36116M106				Meeting Type:		Annual
Ticker:		FTFL				Meeting Date:		30-Jun-2009
ISIN		US36116M1062				Vote Deadline Date:		29-Jun-2009
Agenda		933104058	Management			Total Ballot Shares:		25000
Last Vote Date:		18-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	PAUL A. NOVELLY			25000	0	0		0
	2	PAUL G. LORENZINI			25000	0	0		0
	3	RICHARD L. KNOWLTON			25000	0	0		0
2	TO RATIFY THE APPOINTMENT OF RUBINBROWN LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2009.			For	25000	0	0		0

Guinness Atkinson Alternative Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

XANTREX TECHNOLOGY INC.
Security		98389A102	Meeting Type	Special
Ticker Symbol		XARXF	Meeting Date	24-Sep-2008
ISIN		CA98389A1021	Agenda	932950327 - Management
City			Holding Recon Date	15-Aug-2008
Country		Canada	Vote Deadline Date	19-Sep-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	TO APPROVE THE ARRANGEMENT RESOLUTION		Management	For	For
02	TO APPROVE THE OPTION RESOLUTION.		Management	For	For
CANADIAN HYDRO DEVELOPERS, INC.
Security		13605E101	Meeting Type	Annual
Ticker Symbol		CHDVF	Meeting Date	22-Apr-2009
ISIN		CA13605E1016	Agenda	933024781 - Management
City			Holding Recon Date	11-Mar-2009
Country		Canada	Vote Deadline Date	17-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RICHARD BALLANTYNE		For	For
	2	DENNIS ERKER		For	For
	3	JOHN KEATING		For	For
	4	ROSS KEATING		For	For
	5	RALPH KLEIN		For	For
	6	LETHA MACLACHLAN		For	For
	7	DOUGLAS PATRIQUIN		For	For
	8	DAVID STENASON		For	For
02	APPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
WATERFURNACE RENEWABLE ENERGY, INC.
Security		9415EQ108	Meeting Type	Annual and Special Meeting
Ticker Symbol		WFIFF	Meeting Date	06-May-2009
ISIN		CA9415EQ1089	Agenda	933039477 - Management
City			Holding Recon Date	01-Apr-2009
Country		United States	Vote Deadline Date	01-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	ELECTION OF DIRECTORS FOR THE COMPANY FOR THE ENSUING YEAR.		Management	For	For
02	APPOINTMENT OF GRANT THORNTON, LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION.		Management	For	For
03	ORDINARY RESOLUTION APPROVING CERTAIN TECHNICAL AND GRAMMATICAL CHANGES TO THE COMPANY'S BY- LAWS, AS MORE FULLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.		Management	For	For
04
ORDINARY RESOLUTION GRANTING AUTHORIZATION TO
THE BOARD OF DIRECTORS TO FUND OBLIGATIONS UNDER
THE CURRENT DEFERRED COMPENSATION PLAN BY THE
ISSUANCE FROM TREASURY OF UP TO 250,000  COMMON
SHARES OF THE COMPANY, AS MORE FULLY DESCRIBED IN
THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.
			Management	For	For
BORALEX INC.
Security		09950M300	Meeting Type	Annual and Special Meeting
Ticker Symbol		BRLXF	Meeting Date	11-May-2009
ISIN		CA09950M3003	Agenda	933044062 - Management
City			Holding Recon Date	26-Mar-2009
Country		Canada	Vote Deadline Date	06-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES AS OUTLINED IN THE PROXY CIRCULAR.		Management	For	For
02	THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE CORPORATION AND THE AUTHORIZATION TO THE DIRECTORS TO DETERMINE THEIR REMUNERATION.		Management	For	For
03	APPROVAL OF THE CREATION OF A CLASS OF PREFERRED SHARES OF THE CORPORATION, AS OUTLINED IN THE PROXY CIRCULAR.		Management	For	For
CARMANAH TECHNOLOGIES CORPORATION
Security		143126100	Meeting Type	Annual and Special Meeting
Ticker Symbol		CMHXF	Meeting Date	21-May-2009
ISIN		CA1431261009	Agenda	933072934 - Management
City			Holding Recon Date	07-Apr-2009
Country		Canada	Vote Deadline Date	18-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	DR. DAVID GREEN		For	For
	2	TED LATTIMORE		For	For
	3	JULIAN ELLIOTT		For	For
	4	J. ROBERT LOGAN		For	For
	5	ROBERT CRUICKSHANK		For	For
	6	GRANT BYERS		For	For
02	APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
03
TO APPROVE THE RESOLUTIONS SET FORTH IN SCHEDULE
A OF THE MANAGEMENT INFORMATION CIRCULAR OF THE
CORPORATION DATED APRIL 7, 2009 (THE "CIRCULAR")
APPROVING THE CONTINUANCE OF THE CORPORATION
FROM ALBERTA INTO BRITISH COLUMBIA UNDER THE
BUSINESS CORPORATIONS ACT (BRITISH COLUMBIA), AS
MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING
CIRCULAR.
			Management	For	For
INNERGEX RENEWABLE ENERGY INC.
Security		45790B104	Meeting Type	Annual
Ticker Symbol		INGXF	Meeting Date	27-May-2009
ISIN		CA45790B1040	Agenda	933051928 - Management
City			Holding Recon Date	31-Mar-2009
Country		Canada	Vote Deadline Date	22-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	MR. PIERRE BRODEUR		For	For
	2	MR. WILLIAM A. LAMBERT		For	For
	3	MR. RAYMOND LAURIN		For	For
	4	MR. GILLES LEFRANÇOIS		For	For
	5	MR. MICHEL LETELLIER		For	For
	6	MRS. SUSAN M. SMITH		For	For
	7	MR. CYRILLE VITTECOQ		For	For
02	THE APPOINTMENT OF SAMSON BÉLAIR/DELOITTE & TOUCHE, S.E.N.C.R.L., CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION AND AUTHORIZING THE DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION.		Management	For	For
VRB POWER SYSTEMS INC.
Security		91829G102	Meeting Type	Annual and Special Meeting
Ticker Symbol		VRBPF	Meeting Date	26-Jun-2009
ISIN		CA91829G1028	Agenda	933108056 - Management
City			Holding Recon Date	22-May-2009
Country		Canada	Vote Deadline Date	23-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	VINCE SORACE		Withheld	Against
	2	GAVIN COOPER		Withheld	Against
	3	STEVE BAJIC		For	For
	4	ALEX BALUTA		For	For
	5	ALAN CHERKAS		For	For
	6	RAVI SEETHAPATHY		For	For
02	APPOINTMENT OF DELOITTE & TOUCHE, VANCOUVER, CHARTERED ACCOUNTANTS AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.		Management	For	For
03	TO APPROVE THE NAME CHANGE OF THE CORPORATION AS SET OUT IN THE INFORMATION CIRCULAR.		Management	For	For
04	TO APPROVE AMENDMENTS TO THE ARTICLES OF THE CORPORATION TO CONSOLIDATE AND SUBDIVIDE THE ISSUED AND OUTSTANDING COMMON SHARES OF THE CORPORATION AS SET OUT IN THE INFORMATION CIRCULAR.		Management	For	For

Guinness Atkinson Asia Focus Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

PERFECT WORLD CO LTD
Security	71372U104	Meeting Type	Special
Ticker Symbol	PWRD	Meeting Date	07-Oct-2008
ISIN	US71372U1043	Agenda	932959349 - Management
City	Holding Recon Date	17-Sep-2008
Country	United States	Vote Deadline Date	01-Oct-2008
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF THE NOTICE OF EXTRAORDINARY GENERAL MEETING REGARDING THE AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION.	Management	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN1	837	14000	0	01-Oct-2008	01-Oct-2008

PERFECT WORLD CO LTD
Security	71372U104	Meeting Type	Special
Ticker Symbol	PWRD	Meeting Date	28-Feb-2009
ISIN	US71372U1043	Agenda	933001872 - Management
City	Holding Recon Date	18-Feb-2009
Country	United States	Vote Deadline Date	25-Feb-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01
AMENDMENT OF THE SECTION 3.1(A) OF THE SHARE
INCENTIVE PLAN BY REPLACING IT WITH THE FOLLOWING
PARAGRAPH: "SUBJECT TO THE PROVISIONS OF ARTICLE 8
AND SECTION 3.1(B), THE MAXIMUM AGGREGATE NUMBER
OF SHARES WHICH MAY BE ISSUED PURSUANT TO ALL
AWARDS (INCLUDING INCENTIVE SHARE OPTIONS) IS
42,145,000, OR A LESSER NUMBER OF SHARES
DETERMINED BY THE COMMITTEE."
Management	Against
02	AMENDMENT OF THE SECTION 5.1(A) OF THE SHARE INCENTIVE PLAN BY ADDING THE FOLLOWING PARAGRAPH, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	Against
03	AMENDMENT OF THE SECTION 9.3 OF THE SHARE INCENTIVE PLAN BY ADDING THE FOLLOWING PARAGRAPH: "(J) REDUCE THE EXERCISE PRICE PER SHARE SUBJECT TO AN OPTION;".	Management	Against
04	TO AUTHORIZE EACH OF THE DIRECTORS TO TAKE ANY AND EVERY ACTION THAT MIGHT BE NECESSARY TO EFFECT THE FOREGOING RESOLUTIONS 1 TO 3 AS SUCH DIRECTOR, IN HIS ABSOLUTE DISCRETION, THINKS FIT.	Management	Against
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN1	837	14000	0	25-Feb-2009

SOHU.COM INC.
Security	83408W103	Meeting Type	Annual
Ticker Symbol	SOHU	Meeting Date	19-Jun-2009
ISIN	US83408W1036	Agenda	933082404 - Management
City	Holding Recon Date	17-Apr-2009
Country	China	Vote Deadline Date	18-Jun-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	DIRECTOR	Management
1	CHARLES ZHANG	For	For
2	CHARLES HUANG	For	For
3	DAVE QI	For	For
4	SHI WANG	For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.	Management	For	For
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN1	837	4200	0	22-May-2009	22-May-2009

Guinness Atkinson Asia Focus Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

INDOFOOD AGRI RES LTD
Cusip/Sedol:	B1QNF48			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	IFAR SP			Meeting Date:		07-Jul-2008
ISIN	SG1U47933908			Vote Deadline Date:		30-Jun-2008
Agenda	701647907	Management		Total Ballot Shares:		479000
Last Vote Date:	27-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve for the subscription by PT SIMP of 187,500 new
shares in the share capital of PT LPI for an aggregate cash
consideration of SGD 375 billion [ the proposed
subscription] and; authorize the Independent Directors [ as
specified in the Company's circular to shareholders dated
20 JUN 2008] to exercise such discretions, to complete and
sand do all such acts and things, including without
limitation, to sign, seal and executive and deliver all such documents and deed, and to approve any amendment,
alteration or modification to the Subscription Agreement or
any other document, as they may consider necessary,
desirable or expedient in connection with the Proposed
Subscription and/or this Ordinary Resolution as they may
deem fit
			For	479000	0	0	0
SINGAPORE TELECOMMUNICATIONS LTD
Cusip/Sedol:	B02PY22			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	ST SP			Meeting Date:		25-Jul-2008
ISIN	SG1T75931496			Vote Deadline Date:		18-Jul-2008
Agenda	701650877	Management		Total Ballot Shares:		661650
Last Vote Date:	27-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act chapter 50
[the Companies Act], to purchase or otherwise acquire
issued ordinary shares in the capital of the Company
[Shares], not exceeding in aggregate the maximum limit [as
specified],at such price or process as may be determined
by the Directors from time to time up to the maximum price
[as specified] whether by way of: market purchases on the
Singapore Exchange Securities Trading Limited [SGX-ST],
and/or any other stock exchange on which the shares may
for the time being be listed and quoted [Other Exchange]
and/or off-market purchases effected otherwise than on the
SGX-ST or, as the case may be, other exchange] in
accordance with any equal access scheme(s), as
determined or formulated by the Directors as they consider
fir, which scheme(s) shall satisfy all the conditions
prescribed by the Companies Act, in the case of a market
purchase of a share 105% of the average closing market
price of the shares and in case of an off-market purchase of a share pursuant to an equal access scheme, 110% of the
average closing market price of the shares and authorize
the Directors of the Company and/or any of them to do all
such acts and things deemed necessary to give effect to
this Resolution; [Authority expires the earlier of the next
AGM of the Company or the date by which the next AGM of
the Company is required by law to be held]
			For	470650	0	0	0
2	Approve, for the purposes of Rule 10.14 of the ASX Listing rules, the participation by the Relevant Person in the Relevant Period specified in paragraph 3.2 of the Circular to the shareholders and the CUFS holders dated 26 JUN 2008 [the Circular] in the SingTel Performance Share Plan, on the specified terms		For	470650	0	0	0
3	Amend Articles 93, 97, 98 and 103 of the Articles of the Association of the Company as specified		For	470650	0	0	0
SINGAPORE TELECOMMUNICATIONS LTD
Cusip/Sedol:	B02PY22			Meeting Type:		Annual General Meeting
Ticker:	ST SP			Meeting Date:		25-Jul-2008
ISIN	SG1T75931496			Vote Deadline Date:		18-Jul-2008
Agenda	701650853	Management		Total Ballot Shares:		661650
Last Vote Date:	27-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the financial statements for the FYE 31 MAR 2008, the Directors' report and the Auditors' report thereon		For	470650	0	0	0
2	Declare a final dividend of 6.9 cents per share in respect of the FYE 31 MAR 2008		For	470650	0	0	0
3	Re-elect Mr. Graham John Bradley as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company's Article of Association		For	470650	0	0	0
4	Re-elect Mr. Chumpol NaLamlieng as a Director, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		For	470650	0	0	0
5	Re-elect Mr. Nicky Tan Ng Kuang as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		For	470650	0	0	0
6	Re-elect Mr. Dominic Chiu Fai Ho as an Independent Member of the Audit Committee, who ceases to hold the office in accordance with Article 103 of the Company's Articles of Association		For	470650	0	0	0
7	Approve the payment of Directors' fees by the Company of up to SGD 2,250,000 for the FYE 31 MAR 2009 [2008: up to SGD 2,250,000]		For	470650	0	0	0
8	Re-appoint the Auditors and authorize the Directors to fix their remuneration		For	470650	0	0	0
9	Transact any other business		None		Non Voting
10	Authorize the Directors to issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise and/or 2) make or grant offers, agreements or potions [collectively, Instruments] that might or would require shares to be issued including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares at		For	470650	0	0	0

any time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in their
absolute discretion deem fit; and (ii) issue shares in
pursuance of any instrument made or granted by the
Directors while this resolution was in force; provided that the agreement number of shares to be issued pursuant to this
resolution [including shares to be issued in pursuance of
instruments made or granted pursuant to this resolution]
does not exceed 50% of the issued shares in the capital of
the Company [as calculated in accordance with this
resolution] of which the aggregate number of shares to be
issued other than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance of
instrument made or granted pursuant to this resolution]
does not exceed 10% of the total number issued shares in
the capital of the Company; (ii) [subject to such manner of
calculation as ,may be prescribed by the Singapore
Exchange Securities Trading Limited (SGX-ST)] to
determine the aggregate number of shares that may be
issued under this resolution the percentage of issued
shares shall be on that total number of issued shares in the capital of the Company at the time the resolution is passed
after adjusting for: (a) new shares arising from the
conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or
subsisting at the time this resolution is passed and (b) any subsequent consolidation or sub division of shares (iii) in
exercising the authority conferred by the resolution the
Company shall comply with the provisions of the Listing

	manual of the SGX-ST and the rules of any other stock
	exchange on which the shares of the Company may for time
	being be listed or quoted for the time being in force and the
	Articles of Association for the time being of the Company
	and; [Authority shall continue in force until the conclusion of
	the next AGM of the Company or the date by which the next
	AGM of the Company is required by law to be held]
11	Authorize the Directors to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to exercise the options under the Singapore Telecom Share Option Scheme 1999 [1999 scheme] provided always that the aggregate number of shares to be issued pursuant to be 1999 Scheme shall not exceed 5% of the total number of issued share [excluding treasury shares] in the capital of the Company from time to time as calculated in accordance the rules of the 1999 Scheme		For	470650	0	0	0
12	Authorize the Directors to grant awards in accordance with the provisions of the Sing Tel Performance Share Plan [Share plan] and to allot and issue from time to time such number of fully paid up shares in the capital of the Company as may be required to be issued pursuant to the vesting of awards under the Share Plan, provided always that the aggregate number of shares to be issue pursuant to the 1999 Scheme and the Share Plan shall not exceed 10% of the total number of issued shares in the capital of the Company from time to time		For	470650	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		31-Jul-2008
ISIN	CNE1000003W8			Vote Deadline Date:		23-Jul-2008
Agenda	701636865	Management		Total Ballot Shares:		8286000
Last Vote Date:	17-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the resolution regarding the issue of Domestic Corporate Bonds in principal amount not exceeding RMB 60 billion within 2 years after the date of such resolution passed at the EGM of the Company and authorize the Directors to deal with all matters in connection with the issue of Domestic Corporate Bonds		For	1088000	0	0	0
PT INTERNATIONAL NICKEL INDONESIA INCO
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		13-Aug-2008
ISIN	ID1000109309			Vote Deadline Date:		05-Aug-2008
Agenda	701671984	Management		Total Ballot Shares:		1830000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the amendments to the Company's Articles of Association to conform to Law no.40/2007 on Limited Liability Companies, the BAPEPAM LK'S Regulation no. IX J 1 on the principles of the Company's Article of Association for Public Listed Company and Corporate Governance Principles		For	1830000	0	0	0
2
Authorize the Board of Directors of the Company , jointly or individually, with the rights of substitution, to conduct all necessary acts in connection with the amendment of the
Articles of Association of the Company, to restate the
resolutions of the meeting in a statement of the meeting
resolution before the Notary, to authorize the Notary to
request the ratification and approval and submit notification to the Ministry of Law and Human Rights of the Republic of
Indonesia, and generally, to perform and any of all acts
deemed necessary or appropriate to be done to achieve
effectiveness on the amendment of the Articles of
Association of the Company
			For	1830000	0	0	0
3	Appoint the Members to the Board of Directors		For	1830000	0	0	0
CHEN HSONG HOLDINGS LTD
Cusip/Sedol:	6189646			Meeting Type:		Annual General Meeting
Ticker:	57 HK			Meeting Date:		25-Aug-2008
ISIN	BMG208741063			Vote Deadline Date:		15-Aug-2008
Agenda	701671352	Management		Total Ballot Shares:		4128000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 MAR 2008		For	618000	0	0	0
2	Approve the payment of final dividend recommended by the Board of Directors for the YE 31 MAR 2008		For	618000	0	0	0
3	Re-elect Mr. Michael Tze Hau Lee as a Director		For	618000	0	0	0
4	Re-elect Mr. Chi Kin Chiang as a Director		For	618000	0	0	0
5	Re-elect Mr. Sam Hon Wah Ng as a Director		For	618000	0	0	0
6	Re-elect Mr. Bernard Charnwut Chan as a Director		For	618000	0	0	0
7	Approve to determine the Directors' fees for the YE 31 MAR 2009 at an aggregate sum of not exceeding HKD 900,000		For	618000	0	0	0
8	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration		For	618000	0	0	0
9
Authorize the Directors of the Company to repurchase
issued shares in the capital of the Company during the
relevant period, on The Stock Exchange of Hong Kong
Limited [Stock Exchange] or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the stock exchange for such
purposes, subject to and in accordance with all applicable
laws and/or the requirements of the rules Governing the
Listing of Securities on the Stock Exchange of Hong Kong
Limited, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue; and
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the Bye-
Laws of the Company or any applicable Laws to be held]
			For	618000	0	0	0
10
Authorize the Directors of the Company, subject to the
consent of the Bermuda Monetary Authority, to allot, issue
and deal with unissued shares in the capital of the
Company and to make or grant offers, agreements and
options [including warrants, bonds, debentures, notes and
other securities convertible into shares of the Company]
during or after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the
Company in issue otherwise than pursuant to: i) a rights
issue [as specified]; or ii) the exercise of rights of
subscription or conversion under the terms of any existing
warrants, bonds, debentures, notes or other securities
issued by the Company; or iii) the exercise of options
granted under any option scheme or similar arrangement; or
iv) any scrip dividend or similar arrangement providing for
the allotment and issue of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with
Bye-Laws of the Company; and [Authority expires the
earlier of the conclusion of the next AGM of the Company or
the expiration of the period within which the next AGM is
required by the Bye-Laws of the Company or any applicable
Laws to be held]
			For	0	618000	0	0
11	Approve, conditional upon the passing of Resolutions 5 and 6 as specified, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 6, by the total amount of shares in the capital of the Company which are repurchased by the Company pursuant to Resolution 5 as specified		For	0	0	618000	0
VICTORY CITY INTERNATIONAL HOLDINGS LTD
Cusip/Sedol:	6179614			Meeting Type:		Annual General Meeting
Ticker:	539 HK			Meeting Date:		28-Aug-2008
ISIN	BMG9358Q1463			Vote Deadline Date:		20-Aug-2008
Agenda	701672506	Management		Total Ballot Shares:		6583000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and approve the audited consolidated financial statements and the reports of the Directors of the Company and the Company's Auditors for the YE 31 MAR 2008		For	1071000	0	0	0
2	Declare a final dividend for the YE 31 MAR 2008 of HK 6.8 cents per share [each a Share] of HKD 0.01 each in the capital of the Company by way of a scrip dividend scheme [Scrip Dividend Scheme] with an option to elect to receive an allotment and issue of Shares credited as fully paid in lieu of cash payment		For	1071000	0	0	0
3	Re-elect Mr. Choi Lin Hung as a Director		For	1071000	0	0	0
4	Re-elect Mr. Phaisalakani Vichai as a Director		For	1071000	0	0	0
5	Re-elect Mr. Kwok Sze Chi as a Director		For	1071000	0	0	0
6	Authorize the Board of Directors to fix the Directors' remuneration		For	1071000	0	0	0
7	Re-appoint the Company's Auditors and authorize the Board of Directors to fix their remuneration		For	1071000	0	0	0
8
Authorize the Directors of the Company, pursuant to the
Rules [Listing Rules] Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, to allot, issue
or otherwise deal with unissued shares in the capital of the
Company and make or grant offers, agreements and
options, including warrants to subscribe for shares in the
Company, during and after the relevant period, not
exceeding the aggregate of aa) 20% of the aggregate
nominal amount of the issued share capital of the Company,
and bb) the aggregate nominal amount of any share capital
of the Company purchased by the Company subsequent to
the passing of this resolution [up to 10% of the aggregate
nominal amount of the issued share capital of the
Company], otherwise than pursuant to: i) a rights issue; or
ii) the exercise of any options granted under all share option schemes of the Company; or iii) any scrip dividend or
similar arrangements including the Scrip Dividend Scheme
			For	0	1071000	0	0

[as specified]; or iv) any issue of shares in the Company
upon the exercise of rights of subscription or conversion;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the bye-
laws of the Company, the Companies Act 1981 of Bermuda
or any other applicable law of Bermuda to be held ]

9
Authorize the Directors of the Company to purchase shares
in the capital of the Company on the Stock Exchange of
Hong Kong Limited [Stock Exchange] or any other stock
exchange on which shares in the Company may be listed
and recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for such purpose,
and otherwise in accordance with the Rules and
Regulations of the Securities and Futures Commission of
Hong Kong, the Stock Exchange, the Companies Act 1981
of Bermuda [Companies Act] and all other applicable laws
in this regard, during the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share
capital of the Company as at the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the bye-laws of the Company, the Companies
Act or any other applicable law of Bermuda to be held ]
			For	1071000	0	0	0
10	Approve, conditional upon the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 5, by addition to the aggregate nominal amount of shares which may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to or in accordance with such general mandate of an amount representing aggregate nominal amount of the share capital of the Company purchased by the Company pursuant to or in accordance with the authority granted under paragraph (a) of resolution numbered 6 above		For	0	0	1071000	0
11
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		19-Sep-2008
ISIN	ID1000099104			Vote Deadline Date:		11-Sep-2008
Agenda	701697142	Management		Total Ballot Shares:		1748500
Last Vote Date:	11-Sep-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to filling the vacant position on the Board of Commissioners		For	1286000	0	0	0
2	Approve the extension of the term of the Company Board of Commissioners, which Members were elected in EGM of shareholders dated 03 OCT 2004, until the closing of the Company AGM of shareholder in 2009		For	1286000	0	0	0
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		09-Oct-2008
ISIN	CNE100000304			Vote Deadline Date:		01-Oct-2008
Agenda	701687420	Management		Total Ballot Shares:		1804000
Last Vote Date:	26-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Elect Mr. Zhu Yuanchao as the Director of the Company		For	378000	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		21-Oct-2008
ISIN	CNE1000003W8			Vote Deadline Date:		13-Oct-2008
Agenda	701699158	Management		Total Ballot Shares:		8154000
Last Vote Date:	11-Sep-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, the New Comprehensive Agreement
entered into between the Company and China National
Petroleum Corporation; approve the Non-Exempt
Continuing Connected Transactions and the proposed caps
of the Non Exempt Continuing Connected Transactions
under the New Comprehensive Agreement and the revised
Non Exempt annual caps, which the Company expects to
occur in the ordinary and usual course of business of the
Company and its subsidiaries, as the case may be, and to
be conducted on normal commercial terms; and approve
and ratify the execution of the New Comprehensive
Agreement by Mr. Zhou Mingchun, Chief Financial Officer
for and on behalf of the Company and authorize Mr. Zhou
Mingchun to make any amendment to the New
Comprehensive Agreement as he thinks desirable and
necessary and to do all such further acts and things and
execute such further documents and take all such steps
which in his opinion may be necessary, desirable or
expedient to implement and/or give effect to the terms of
such transactions
			For	1088000	0	0	0
2
Approve and ratify, the Supplemental Agreement to the
CRMSC products and Services Agreement between the
Company and China Railway Materials and Suppliers
Corporation (as attached to the resolution); approve the
Non-Exempt Continuing Connected Transactions under,
and the proposed caps in respect of, the supplemental
agreement to the CRMSC products and services agreement
which the Company expects to occur in the ordinary and
usual course of business of the Company and its
subsidiaries, as the case may be, and to be conducted on
normal commercial terms; and approve and ratify the
execution of the CRMSC products and services agreement
by Mr. Zhou Mingchun, Chief Financial Officer for and on
behalf of the Company and authorize Mr. Zhou Mingchun,
			For	1088000	0	0	0

to make any amendment to the CRMSC products and
services agreement as he thinks desirable and necessary
and to do all such further acts and things and execute such
further documents and take all such steps which in his
opinion may be necessary, desirable or expedient to
implement and/or give effect to the terms of such
transactions

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
IOI CORPORATION BHD
Cusip/Sedol:	B1Y3WG1			Meeting Type:		Annual General Meeting
Ticker:	IOI MK			Meeting Date:		22-Oct-2008
ISIN	MYL1961OO001			Vote Deadline Date:		15-Oct-2008
Agenda	701711271	Management		Total Ballot Shares:		684250
Last Vote Date:	01-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements for the FYE 30 JUN 2008 and the reports of the Directors and the Auditors thereon		For	684250	0	0	0
2	Re-elect Datuk Hj Mohd Khalil b Dato' Hj Mohd Noor as a Director, who retires by rotation pursuant to Article 101 of the Company's Articles of Association		For	684250	0	0	0
3	Re-elect Mr. Quah Poh Keat as a Director, who retires by casual vacancy pursuant to Article 102 of the Company's Articles of Association		For	684250	0	0	0
4	Re-appoint Mr. Lee Yeow Seng as a Director, who retires by casual vacancy pursuant to Article 102 of the Company's Articles of Association		For	684250	0	0	0
5	Re-appoint Mr. Chan Fong Ann as a Director of the Company, to hold office until the conclusion of the next AGM, who retires pursuant to Section 129(2) of the Companies Act, 1965		For	684250	0	0	0
6	Approve the increase in the payment of Directors' fees to MYR 440,000 to be divided among the Directors in such manner as the Directors may determine		For	684250	0	0	0
7	Re-appoint BDO Binder, the Retiring Auditors and authorize the Directors to fix their remuneration		For	684250	0	0	0
8
Authorize the Directors, pursuant to Section 132D of the
Companies Act, 1965, to allot and issue shares in the
Company from time to time and upon such terms and
conditions and for such purposes as they may deem fit
subject always to the approval of the relevant authorities
being obtained for such issue and provided that the
aggregate number of shares to be issued pursuant to this
resolution does not exceed 10% of the issued share capital
for the time being of the Company; and to obtain the
approval from Bursa Malaysia Securities Berhad [Bursa
Securities] for the listing of and quotation for the additional shares so issued; ; [Authority expires until the conclusion of the next AGM of the Company]
			For	684250	0	0	0
9
Authorize the Company, subject to compliance with
applicable laws, regulations and the approval of all relevant authorities, to utilize up to the aggregate of the Company's latest audited retained earnings and share premium account
to purchase up to 10% of the issued and paid-up ordinary
share capital of the Company [Proposed Purchase] as may
be determined by the Directors of the Company from time to
time through Bursa Securities upon such terms and
conditions as the Directors may deem fit and expedient in
the interest of the Company; authorize the Directors to
cancel and/or retain the shares of the Company to be
purchased, as the treasury shares and distributed as
dividends or resold on Bursa Securities; and to do all acts
and things to give effect to the proposed purchase with full powers to assent to any condition, modification, revaluation, variation and/or amendment [if any] as may be imposed by
the relevant authorities and/or do all such acts and things as the Directors may deem fit and expedient in the best
interest of the Company; [Authority expires the earlier at the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM after that date is required by Law to be held]
			For	684250	0	0	0
10	Approve to renew the shareholders' mandate for the Company and its subsidiaries to enter into recurrent related party transactions of a revenue or trading nature which are necessary for day-to-day operations involving the interests of the Directors, major shareholders or persons connected to the Directors and/or major shareholders of the Company and its subsidiaries [Related Parties], as specified subject to the following: a) the transactions are carried out in the ordinary course of business on normal commercial terms which are not more favorable to the related parties than		For	684250	0	0	0

those generally available to the public and are not to the
detriment of the minority shareholders of the Company; and
b) disclosure is made in the annual report of the aggregate
value of transactions conducted pursuant to the
Shareholders' Mandate during the FY; [Authority expires the
earlier at the conclusion of the next AGM of the Company or
the expiration of the period within which the next AGM of
the Company after that date it is required to be held
pursuant to Section 143(1) of the Companies Act, 1965 [the
Act] [but shall not extend to such extension as may be
allowed pursuant to Section 143(2) of the Act]]; and
authorize the Directors of the Company to complete and do
all such acts and things as they may consider expedient or
necessary to give effect to the proposed renewal of
shareholders' mandate

11	Transact any other business		None		Non Voting
AUSGROUP LTD
Cusip/Sedol:	B07LZ33			Meeting Type:		Annual General Meeting
Ticker:	AUSG SP			Meeting Date:		24-Oct-2008
ISIN	SG1R38924838			Vote Deadline Date:		17-Oct-2008
Agenda	701721741	Management		Total Ballot Shares:		875000
Last Vote Date:	06-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements for the YE 30 JUN 2008 and the reports of the Directors and the Auditors thereon		For	875000	0	0	0
2	Declare a final one-tier tax exempt dividend 0.61 Singapore cent per ordinary share for the YE 30 JUN 2008		For	875000	0	0	0
3	Approve the Directors' fees of SGD 372,000 for the YE 30 JUN 2008 [2007: SGD 342,950]		For	875000	0	0	0
4	Re-elect Mr. Stuart Maxwell Kenny as a Director, who retires by rotation in accordance with Article 91 of the Company's Articles of Association		For	875000	0	0	0
5	Re-elect Mr. Barry Alfred Carson as a Director, who retires by rotation in accordance with Article 91 of the Company's Articles of Association		For	875000	0	0	0
6	Re-elect Mr. Koh Soo Keong as a Director, who retires by rotation in accordance with Article 91 of the Company's Articles of Association		For	875000	0	0	0
7	Re-elect Mr. John Fitzgerald Boyd Sheridan as a Director, who will cease to hold office in accordance with Article 97 of the Company's Articles of Association		For	875000	0	0	0
8	Re-appoint Moore Stephens LLP as the Auditors of the Company and authorize the Directors to fix their remuneration		For	875000	0	0	0
9
Authorize the Directors of the Company to: a) i) issue
shares in the capital of the Company whether by way of
rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued, including but not
limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible
into shares, at any time and upon such terms and
conditions and for such purposes and to such persons as
the Directors may in their absolute discretion deem fit; and
b) [notwithstanding that the authority conferred by this
			For	0	875000	0	0

resolution may have ceased to be in force] issue shares in
pursuance of any Instrument made or granted by the
Directors while this resolution was in force, provided that: A)
the aggregate number of shares to be issued pursuant to
this resolution [including shares to be issued in pursuance
of Instruments made or granted pursuant to this resolution]
does not exceed 50% of the total number of issued shares
[excluding treasury shares] in the capital of the Company
[as calculated in accordance with sub-paragraph (B) below],
of which the aggregate number of shares to be issued other
than on a pro rata basis to shareholders of the Company
[including shares to be issued in pursuance of Instruments
made or granted pursuant to this resolution] does not
exceed 20% of the total number of issued shares [excluding
treasury shares] in the capital of the Company [as
calculated in accordance with sub-paragraph (B) below]; B)
[subject to such manner of calculation as may be prescribed
by the Singapore Exchange Securities Trading Limited] for
the purpose of determining the aggregate number of shares
that may be issued under sub-paragraph (A) above, the
total number of issued shares [excluding treasury shares]
shall be based on the total number of issued shares
[excluding treasury shares] in the capital of the Company at the time of the passing of this resolution, after adjusting for:
i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share
awards which are outstanding or subsisting at the time of
the passing of this resolution; and ii) any subsequent bonus issue, consolidation or subdivision of shares; C) in
exercising the authority conferred by this resolution, the
Company shall comply with the provisions of the Listing

	Manual of the Singapore Exchange Securities Trading
	Limited for the time being in force [unless such compliance
	has been waived by the Singapore Exchange Securities
	Trading Limited] and the Articles of Association for the time
	being of the Company; and [Authority expires at the earlier
	of the conclusion of the next AGM of the Company or the
	date by which the next AGM of the Company is required by
	law to be held]
10	Authorize the Directors of the Company to grant awards in accordance with the rules of the AusGroup Share Scheme [the Share Scheme] and to allot and issue from time to time such number of new shares in the capital of the Company as may be required to be issued pursuant to the Share Scheme, provided always that the aggregate number of new shares to be issued pursuant to the Share Scheme and all other share based incentive Schemes of the Company shall not exceed 15% of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time		For	0	875000	0	0
11
Authorize the Directors of the Company to offer and grant
options in accordance with the rules of the AusGroup
Employee Share Option Scheme 2007 [the 2007 Scheme]
and to allot and issue from time to time such number of
shares in the capital of the Company as may be required to
be issued pursuant to the exercise of the options under the
2007 Scheme, provided always that the aggregate number
of shares to be issued pursuant to the 2007 Scheme and all
other share based incentive Schemes of the Company shall
not exceed 15% of the total number of issued shares
[excluding treasury shares] in the capital of the Company
from time to time
			For	0	875000	0	0
12	Transact any other business		None		Non Voting
GLOW ENERGY PUBLIC CO LTD
Cusip/Sedol:	B074GX9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	GLOW/F TB			Meeting Date:		29-Oct-2008
ISIN	TH0834010017			Vote Deadline Date:		24-Oct-2008
Agenda	701733051	Management		Total Ballot Shares:		1608400
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 506244 DUE TO RECEIPT OF ADDITIONAL
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	Approve the minutes of the annual OGM of shareholders No. 1/2008		For	1270000	0	0	0
3	Approve the development and financing of Gheco-One Co., Limited, Coal-Fired Power Generating Plant with a maximum net generating capacity of 660 mw and related facilities [the Gheco-One Transaction]		For	1270000	0	0	0
4	Approve the execution and delivery of all relevant transaction documents to which the Company is or will be a party [H.H. transaction documents] - attachment No.4 in connection with the acquisition of shares in and subsequent restructuring of Houay Ho Thai Company Limited and Houay Ho Power Company Limited and the financing of such acquisition [the Houay Ho Transaction]		For	1270000	0	0	0
5	Other businesses [if any]		Abstain	0	0	1270000	0
6	Approve the resignation of Mr. Peter Valere Germain Termote from Chief Executive Officer and Director of the Company and appoint Mr. Esa Pauli Heiskanen in place of occupy		For	1270000	0	0	0
INDOFOOD AGRI RES LTD
Cusip/Sedol:	B1QNF48			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	IFAR SP			Meeting Date:		11-Nov-2008
ISIN	SG1U47933908			Vote Deadline Date:		04-Nov-2008
Agenda	701734596	Management		Total Ballot Shares:		479000
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and adopt, the Clause contained in the new Memorandum of Association of the Company as specified and submitted to this Meeting and, for the purpose of identification, subscribed to by the Chairman thereof, the Memorandum of Association of the Company in substitution for, and to the exclusion of, the existing Memorandum of Association of the Company		For	479000	0	0	0
2	Approve and adopt, the regulations of the Company contained in the new Articles of Association of the Company as specified and submitted to this Meeting and, for the purpose of identification, subscribed to by the Chairman thereof, as the Articles of Association of the Company in substitution for and to the exclusion of the existing Articles of Association of the Company		For	479000	0	0	0
3
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50
[the Companies Act], to purchase or otherwise acquire
issued and fully paid ordinary shares in the Company [the
Shares] not exceeding in aggregate the Prescribed Limit [as
specified ] at such price or prices as may be determined by
the Directors of the Company from time to time up to the
Maximum Price [as hereinafter defined] whether by way of:
i) market purchases [each a Market Purchase] on the
Singapore Exchange Securities Trading Limited [SGX-ST];
and/or off-market purchases [each an Off-Market Purchase]
effected otherwise than on the SGX-ST in accordance with
any equal access scheme(s) as may be determined or
formulated by the Directors of the Company as they
consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in
accordance with all other laws, regulations and rules of the
SGX-ST as may for the time being be applicable, [the Share
Purchase Mandate]; authority conferred on the Directors of
the Company pursuant to the Share Purchase Mandate in
			For	479000	0	0	0

paragraph (a) of this Resolution may be exercised by the
Directors of the Company at any time and from time to time
during the period commencing from the date of the passing
of this Resolution [Authority expires the earlier of the date on which the next AGM of the Company is held or the date
by which the next AGM of the Company is required by law
to be held] or the date on which purchases or acquisitions of
Shares are carried out to the full extent mandated; the
Directors of the Company to complete and do all such acts
and things [including executing such documents as may be
required] as they may consider expedient or necessary to
give effect to the transactions contemplated by this
Resolution

CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		28-Nov-2008
ISIN	CNE1000002S8			Vote Deadline Date:		20-Nov-2008
Agenda	701729393	Management		Total Ballot Shares:		4590000
Last Vote Date:	14-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the four construction agreements all dated 10 SEP 2008 between China Shipping Development (Hong Kong) Marine Co., Limited and Dalian Shipbuilding Industry Company Limited, each for the construction of one tanker [for a total of four tankers] as specified and authorize the Directors of the Company to do such other acts and things and execute such other documents which in their opinion may be necessary or desirable to implement the agreements		For	568000	0	0	0
2	Approve, to add one more Clause as Clause 5 of Article 19 at the end of the existing Article 19 as specified, to change Article 20 from "The registered capital of the Company is RMB 3,326,000,000" into "The registered capital of the Company is RMB 3,404,552,270"		For	568000	0	0	0
3	Authorize the Senior Management of the Company, subject to the passing of Resolution S.2, to make such further relevant amendments as necessary to the registered capital in the business license of the Company in accordance with the requirements of the Administration for Industry and Commerce and other relevant governmental authorities		For	568000	0	0	0
VICTORY CITY INTERNATIONAL HOLDINGS LTD
Cusip/Sedol:	6179614			Meeting Type:		Special General Meeting
Ticker:	539 HK			Meeting Date:		03-Dec-2008
ISIN	BMG9358Q1463			Vote Deadline Date:		24-Nov-2008
Agenda	701768232	Management		Total Ballot Shares:		6583000
Last Vote Date:	20-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION 1. THANK YOU.		None		Non Voting
2
Approve, the New Master Supply Agreement [New Master
Supply Agreement] dated 27 OCT 2008 [as specified] and
entered into between  Xinhui Victory City Co., Ltd and
Nanjing Synergy Textiles Limited and the transactions
contemplated thereby; and the relevant expected annual
capped amounts of the transactions contemplated under the
New Master Supply Agreement for the period from the date
of the New Master Supply Agreement to 31 MAR 2009 and
the 2 YE 31 MAR 2011 as specified and authorize any
Directors of the Company to take any step as they consider
necessary, desirable or expedient in connection with the
New Master Supply Agreement or any of the transactions
contemplated thereby
			For	1071000	0	0	0
PT INTERNATIONAL NICKEL INDONESIA INCO
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		05-Dec-2008
ISIN	ID1000109309			Vote Deadline Date:		27-Nov-2008
Agenda	701760591	Management		Total Ballot Shares:		1830000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Appoint the Members of the Director		For	1830000	0	0	0
ESPRIT HLDGS LTD
Cusip/Sedol:	6321642			Meeting Type:		Annual General Meeting
Ticker:	330HK			Meeting Date:		11-Dec-2008
ISIN	BMG3122U1457			Vote Deadline Date:		03-Dec-2008
Agenda	701766264	Management		Total Ballot Shares:		546811
Last Vote Date:	01-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors of the Group for the YE 30 JUN 2008		For	95740	0	0	0
3	Approve a final dividend of 1.15 Hong Kong dollar per share for the YE 30 JUN 2008		For	95740	0	0	0
4	Approve a special dividend of 2.10 Hong Kong dollar per share for the YE 30 JUN 2008		For	95740	0	0	0
5	Re-elect Mr. Thomas Johannes Grote as a Director		For	95740	0	0	0
6	Re-elect Mr. Raymond Or Ching Fai as a Director		For	95740	0	0	0
7	Re-elect Dr. Hans-Joachim Korber as a Director		For	95740	0	0	0
8	Authorize the Board to fix the Directors' remuneration		For	95740	0	0	0
9	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration		For	95740	0	0	0
10	Authorize the Directors to purchase shares not exceeding 10% of the issued share capital of the Company		For	95740	0	0	0
11	Authorize the Directors, subject to restriction on discount and restriction on refreshment as specified, to issue, allot and deal with additional shares up to a maximum of 5% of the issued share capital of the Company, save in the case of an allotment for the purpose of an acquisition or where the consideration for such allotment is otherwise than wholly in cash, up to a maximum of 10% of the issued share capital of the Company as at the date of passing of this resolution		For	95740	0	0	0
12	Authorize the Directors to issue shares in Resolution No. 7 by the number of shares repurchased under Resolution No. 6		For	95740	0	0	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	548 HK			Meeting Date:		16-Dec-2008
ISIN	CNE100000478			Vote Deadline Date:		08-Dec-2008
Agenda	701758457	Management		Total Ballot Shares:		6654000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
3	Elect Mr. Yang Hai as a Director		For	1450000	0	0	0
4	Elect Mr. Wu Ya De as a Director		For	1450000	0	0	0
5	Elect Mr. Li Jing Qi as a Director		For	1450000	0	0	0
6	Elect Mr. Zhao Jun Rong as a Director		For	1450000	0	0	0
7	Elect Mr. Tse Yat Hong as a Director		For	1450000	0	0	0
8	Elect Mr. Lin Xiang Ke as a Director		For	1450000	0	0	0
9	Elect Ms. Zhang Yang as a Director		For	1450000	0	0	0
10	Elect Mr. Chiu Chi Cheong, Clifton as a Director		For	1450000	0	0	0
11
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
12	Elect Mr. Lam Wai Hon, Ambrose as an Independent Non- executive Director		For	1450000	0	0	0
13	Elect Mr. Ting Fook Cheung, Fred as an Independent Non- executive Director		For	1450000	0	0	0
14	Elect Mr. Wang Hai Tao as an Independent Non-executive Director		For	1450000	0	0	0
15	Elect Mr. Zhang Li Min as an Independent Non-executive Director		For	1450000	0	0	0
16
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
17	Approve to re-elect or appoint Mr. Jiang Lu Ming as the shareholders' representative supervisors of the fifth session of the Supervisory Committee of the Company		For	1450000	0	0	0
18	Approve to re-elect or appoint Mr. Yang Qin Hua as the shareholders' representative supervisors of the 5th session of the Supervisory Committee of the Company		For	1450000	0	0	0
19	Approve the remuneration of the 5th session of the Board of Directors and the Supervisory Committee of the Company and authorize the Board of Directors of the Company to approve Directors' service contracts and other relevant documents; and authorize any Executive Director to sign on behalf of the Company all relevant contracts and other relevant documents and to deal with all other necessary relevant matters in connection therewith		For	1450000	0	0	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1171 HK			Meeting Date:		23-Dec-2008
ISIN	CNE1000004Q8			Vote Deadline Date:		15-Dec-2008
Agenda	701762153	Management		Total Ballot Shares:		7082000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS 1 TO 7. THANK YOU.		None		Non Voting
2
Approve and ratify the entering into of the Provision of
Materials Supply Agreement between the Company and
Yankuang Group Corporation Limited [the 'Parent
Company'], as specified, and the continuing connected
transactions contemplated thereunder together with the
associated Proposed Annual Caps in respect of such
transactions for each of the FY ending 31 DEC 2009 to
2011, details of which are more particularly described in the circular of the Company dated 07 NOV 2008 [the 'Circular']
[Capitalized terms used in this notice shall have the same
meanings as defined in the Circular unless otherwise
expressly defined herein], and authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Materials Supply Agreement
			For	914800	0	0	0
3	Approve and ratify the entering into of the Provision of Labour and Services Supply Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly		For	914800	0	0	0

described in the Circular; authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Labour and Services Supply Agreement

4
Approve and ratify the entering into of the Provision of
Insurance Fund Administrative Services Agreement
between the Company and the Parent Company, as
specified, and the continuing connected transactions
contemplated thereunder together with the associated
annual estimates in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are
more particularly described in the Circular, and authorize
the Directors of the Company to do all such acts and things
and to sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
desirable or expedient for the purpose of implementing
and/or giving effect to and the transactions contemplated
under the Provision of Insurance Fund Administrative
Services Agreement
			For	914800	0	0	0
5
Approve and ratify the entering into of the Provision of Coal
Products and Materials Agreement between the Company
and the Parent Company, as specified, and the continuing
connected transactions contemplated thereunder together
with the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC 2009
to 2011, details of which are more particularly described in the Circular; authorize the Directors of the Company to do
all such acts and things and to sign all documents and to
take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Coal Products and
Materials Agreement
			For	914800	0	0	0
6	Approve and ratify the entering into of the Provision of Electricity and Heat Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2008 to 2011, details of which are more particularly described in		For	914800	0	0	0

the Circular; and authorize the Directors of the Company to
do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Electricity and Heat
Agreement

7
Approve and ratify the terms of the Acquisition Agreement
entered into between the Company and the Controlling
Shareholders for the Acquisition, as specified, and all the
transactions contemplated therein; and the execution of the
Acquisition Agreement by the Directors of the Company and
authorize the Directors of the Company [or any one of them]
to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors
of the Company (or any one of them) may in their absolute
discretion consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
Acquisition Agreements or any of the transactions
contemplated thereunder and all other matters incidental
thereto; for the purpose of this resolution: 'Acquisition'
means the acquisition of the 74% equity interest in
Shandong Hua Ju Energy Company Limited by the
Company from the Controlling Shareholder pursuant to the
Acquisition Agreement; 'Acquisition Agreement' means the
conditional agreement dated 24 OCT 2008 entered into
between the Company and the Controlling Shareholder for
the Acquisition; 'Controlling Shareholder' means , Yankuang
Group Corporation Limited, a wholly State-owned
corporation and a controlling shareholder of the Company
holding approximately 52.86% of the total issued share
capital of the Company
			For	914800	0	0	0
8	Approve the resolution in relation to the amendments to the Articles 63, 64, 66, 166, 171, 202, 218 and 219 of the Articles of Association of the Company and authorize the Board to do all such things as necessary in connection with such amendments as specified		For	914800	0	0	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		23-Jan-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		07-Jan-2009
Agenda	701777508	Management		Total Ballot Shares:		7082000
Last Vote Date:	10-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Approve, subject to the relevant period [as specified] during which the Board may exercise the power of the Company to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body; the aggregate
nominal value of H Shares of the Company authorized to be
repurchased subject to the approval in paragraph (a) above
during the relevant period shall not exceed 10% of the
aggregate nominal value of the issued H Shares of the
Company as at the date of the passing of this resolution; as the shareholders of the Company has given by way of a
special resolution at the AGM held on 27 JUN 2008, such
approval shall be conditional upon the passing of a special
resolution in the same terms as the resolution as specified
in this paragraph [except for this sub-paragraph (c)(i)] at the class meeting for holders of Domestic Shares of the
Company to be held on Friday, 16 JAN 2009 [or on such
adjourned date as may be applicable]; the approvals of the
relevant PRC regulatory authorities as may be required by
laws, rules and regulations of the PRC being obtained by
the Company if appropriate; and the Company not being
required by any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure as specified in Article 30 of the
Articles of Association of the Company; authorize the Board
			For	914800	0	0	0

of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, Amend the Articles of
Association of the Company as it thinks fit so as to reduce
the registered share capital of the Company and to reflect
the new capital structure of the Company upon the
repurchase of H Shares of the Company as contemplated
and for the purpose of this special resolution, [Authority
expires the earlier of: the conclusion of the next AGM or 12 months]

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN MEETING DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
THORESEN THAI AGENCIES PUBLIC CO LTD
Cusip/Sedol:	6561879			Meeting Type:		Annual General Meeting
Ticker:	TTA/F TB			Meeting Date:		30-Jan-2009
ISIN	TH0535010Z13			Vote Deadline Date:		27-Jan-2009
Agenda	701785896	Management		Total Ballot Shares:		1504400
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to certify the minutes of the previous 1/2008 AGM of the share holders held on 31 JAN 2008		For	1141000	0	0	0
2	Acknowledge TTA's performance for the FYE on 30 SEP 2008		For	1141000	0	0	0
3	Approve the audited balance sheet and the profit and loss statements for the FYE on 30 SEP 2008 together with the Auditor's report thereon		For	1141000	0	0	0
4	Acknowledge the interim dividend payment		For	1141000	0	0	0
5	Approve the payment of stock and cash dividends for the FYE on 30 SEP 2008		For	1141000	0	0	0
6	Approve the reduction of share capital and amend the Clause 4 of the Memorandum of Association		For	1141000	0	0	0
7	Approve to increase of share capital and the amend the Clause 4 of the Memorandum of Association		For	1141000	0	0	0
8	Approve the allotment of new ordinary shares		For	1141000	0	0	0
9	Approve the appointment of Directors to replace those who are retiring by rotation		For	1141000	0	0	0
10	Approve the Directors fees and an amendment to the Policy of Directors Remuneration		For	1141000	0	0	0
11	Approve the appointment of the Auditors for the FYE on 30 SEP 2009 and fix the Auditors fees		For	1141000	0	0	0
12	Approve the issue of up to 3,000,000 warrants to the Employees and Directors of Mermaid Maritime Plc and its subsidiaries under an ESOP Scheme		For	1141000	0	0	0
13	Transact any other business		Abstain	0	0	1141000	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
ANGANG STEEL COMPANY LTD
Security/Sedol:	6015644			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	347 HK			Meeting Date:		06-Feb-2009
ISIN	CNE1000001V4			Vote Deadline Date:		29-Jan-2009
Agenda	701790152	Management		Total Ballot Shares:		2146801
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve: the proposed issue of Domestic Corporate Bonds
[the Domestic Corporate Bonds] in a total principal amount
not exceeding RMB 10 billion [the Domestic Corporate
Bonds Issue] to the public in the People's Republic of China
[the PRC, excluding, for the purpose of this notice, the Hong
Kong Special Administrative Region of the PRC, the Macau
Special Administrative Region of the PRC and Taiwan] on
the following terms and conditions: a) Size: the aggregate
principal amount of the Domestic Corporate Bonds shall not
exceed RMB 10 billion [inclusive of RMB 10 billion]; b)
placing arrangement for the existing shareholders: the
Domestic Corporate Bonds may be offered, by way of
placing, to the existing holders of the domestic shares of the
Company listed on the Shenzhen Stock Exchange; the
decision on whether to proceed with such placing and the
specific arrangements of such placing, including its
proportion to the entire Domestic Corporate Bonds Issue,
shall be made and determined by the Board of Directors
[the Board] of the Company according to the market
conditions and other relevant circumstances; the Domestic
Corporate Bonds will not be offered to the holders of the
foreign shares of the Company listed on The Stock
Exchange of Hong Kong Limited; c) term: the proposed
Domestic Corporate Bonds Issue will include two tranches
of Domestic Corporate Bonds with the term of 5 and 10
years, respectively; the offer size of each tranche of the
Domestic Corporate Bonds shall be determined by the
Board according to the relevant requirements and the
market conditions; d) interest: interest is payable on the
Domestic Corporate Bonds on an annual basis, whereas
the principal amount of the Domestic Corporate Bonds shall
			For	0	0	650000	0
	be repaid in a lump sum upon their maturity; the last
	installment of interest shall be paid along with the
	repayment of the principal; e) use of proceeds: the
	proceeds from the Domestic Corporate Bonds Issue shall

be used by the Company to repay bank loans, adjust debt
structure and supplement working capital; the specific use
of the proceeds shall be determined by the Board within the
scope set forth above according to the Company's specific
funds demand; f) term of the validity of the shareholders'
resolutions in respect of the Domestic Corporate Bonds
Issue: the shareholders' resolutions in respect of the
Domestic Corporate Bonds Issue shall be valid for 24
months; and authorize the Board to deal with the following
matters in relation to the Domestic Corporate Bonds Issue:
a) to determine, to the extent permitted by laws and
regulations and according to the Company's specific
circumstances and the prevailing market conditions, the
specific terms and arrangements of the Domestic Corporate
Bonds Issue and make any changes and adjustments to
such terms and arrangements, including but not limited to,
the offer size, total amount, offer price, coupon rate or the calculation formula, timing, offer tranche [if any], redemption and repurchase mechanism [if any], rating arrangements,
provision of security, use of proceeds [within the scope as
approved by the shareholders], placing arrangements, and
any other matters in relation to the Domestic Corporate
Bonds Issue; b) to take any and all actions necessary for
and incidental to the implementation of the Domestic
Corporate Bonds Issue, including but not limited to,
appointing the relevant intermediaries, determining the
underwriting arrangements, preparing and submitting the
relevant application documents to the relevant regulatory
authorities, endeavoring to obtain approvals from the
relevant regulatory authorities, selecting the bonds trustee manager, executing the entrusted management agreement,

	formulating the rules on the meetings of the holders of the
	Domestic Corporate Bonds and dealing with other matters
	in relation to the offer and listing of the Domestic Corporate
	Bonds; c) to take any and all necessary actions to procure
	the listing of the Domestic Corporate Bonds on the
	Shenzhen Stock Exchange, including but not limited to,
	conducting the negotiations relating to the Domestic
	Corporate Bonds Issue, approving and authorizing,
	executing [with any necessary amendments] and
	implementing any and all necessary agreements, contracts
	and documents relating to the Domestic Corporate Bonds
	Issue and the listing of the Domestic Corporate Bonds and
	making appropriate information disclosure pursuant to the
	relevant regulatory rules; d) to make any changes and
	adjustments to the specific terms and arrangements of the

Domestic Corporate Bonds Issue according to the opinions
of the relevant regulatory authorities [if any] and to decide whether to proceed with the Domestic Corporate Bonds
Issue in the event of any changes in the relevant regulatory authorities' policies regarding the offer and issue of
corporate bonds or in the market conditions, save for the
matters that are subject to the shareholders' re-
endorsement at the general meeting as required under the
relevant laws, regulations of the PRC and Articles of
Association of the Company; e) to deal with the matters
relating to the listing of the Domestic Corporate Bonds upon completion of the Domestic Corporate Bonds Issue; f) to
determine, pursuant to the relevant laws and regulations
and for the purpose of protecting the bonds holders'
interests, not to distribute dividends to the shareholders in the event that the Board expects that the Company may not
be able to repay the principal of and interest on the
Domestic Corporate Bonds upon their maturity; g) to deal
with any other matters relating to the proposed Domestic
Corporate Bonds Issue and the listing of the Domestic
Corporate Bonds; subject to the shareholder's approval and
authorization to the Board set forth above, the Board will
authorize the Chairman of the Board to deal with all the
matters in relation to the Domestic Corporate Bonds Issue
within the scope set forth above

2	Elect Mr. Chen Ming as a Director of the Company and authorize the Board to determine his remuneration		For	650000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		11-Feb-2009
ISIN	CNE100000304			Vote Deadline Date:		03-Feb-2009
Agenda	701791560	Management		Total Ballot Shares:		1722000
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to postpone the election of Members of the new session of the Board of Directors [the Board] and the Supervisory Committee [the Supervisory Committee] as specified		For	296000	0	0	0
2	Approve the post-disaster reconstruction of DST's Hanwang production base in another place as specified		For	296000	0	0	0
3	Amend, pursuant to the relevant regulations including the Decision Concerning Revisions to Certain Regulations on Cash Dividends of Listed Companies recently issued by CSRC and regulatory documents including the Listing Rules of the Shanghai Stock Exchange [revision 2008, hereafter referred as [New Listing Rules]: the Clause 3 and 2, Articles 71(2), 71(6), 103, 104, 128, 143, 191, 197, and Clause 2(1) of Article 226 of the Articles of Association as specified		For	296000	0	0	0
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Special General Meeting
Ticker:	135 HK			Meeting Date:		12-Feb-2009
ISIN	BMG2237F1005			Vote Deadline Date:		04-Feb-2009
Agenda	701802212	Management		Total Ballot Shares:		7962000
Last Vote Date:	04-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve, the transactions contemplated under the Xinjiang Xinjie Tranche A Agreement [as specified] and authorize any one Director [if execution under the common seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranche A Acquisition [as specified]		For	1752000	0	0	0
3	Approve, the transactions contemplated under each of the Xinjiang Xinjie Tranches B, C and D Agreements [as specified] and authorize any one Director [if execution under the common seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranches B, C and D Acquisitions [as specified]		For	1752000	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
PT INTERNATIONAL NICKEL INDONESIA INCO
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		26-Feb-2009
ISIN	ID1000109309			Vote Deadline Date:		18-Feb-2009
Agenda	701803846	Management		Total Ballot Shares:		1830000
Last Vote Date:	10-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Appoint the Member of the Board of Commissioner		For	1830000	0	0	0
POSCO
Cusip/Sedol:	6693233			Meeting Type:		Annual General Meeting
Ticker:	005490 KS			Meeting Date:		27-Feb-2009
ISIN	KR7005490008			Vote Deadline Date:		17-Feb-2009
Agenda	701814419	Management		Total Ballot Shares:		3050
Last Vote Date:	16-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 530862 DUE TO RECIEPT OF ADDITIONAL
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
3	Approve the financial statement		For	2450	0	0	0
4	Approve the partial amendment to the Articles of Incorporation		For	2450	0	0	0
5	Elect Mr. Jang Hee You as an Outside Director		For	2450	0	0	0
6	Elect Mr. Jun Ho Han as an Outside Director		For	2450	0	0	0
7	Elect Mr. Young Sun Lee as an Outside Director		For	2450	0	0	0
8	Elect Mr. Byung Ki Kim as an Outside Director		For	2450	0	0	0
9	Elect Mr. Chang Hee Lee as an Outside Director		For	2450	0	0	0
10	Elect Mr. Chang Hee Lee as the Auditor Committee Member		For	2450	0	0	0
11	Elect Mr. Joon Yang Jung as an Executive Director		For	2450	0	0	0
12	Elect Mr. Dong Hee Lee as an Executive Director		For	2450	0	0	0
13	Elect Mr. Nam Suk Heo as an Executive Director		For	2450	0	0	0
14	Elect Mr. Kil Soo Jung as an Executive Director		For	2450	0	0	0
15	Approve the limit of remuneration for the Directors		For	2450	0	0	0
JIANGXI COPPER CO LTD
Cusip/Sedol:	6000305			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	358 HK			Meeting Date:		12-Mar-2009
ISIN	CNE1000003K3			Vote Deadline Date:		04-Mar-2009
Agenda	701802224	Management		Total Ballot Shares:		2832000
Last Vote Date:	10-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, the consolidated supply and services
agreement I [the Consolidated Supply and Services
Agreement I] entered into between the Company and
Jiangxi Copper Corporation [JCC] on 14 JAN 2009 in
respect of the supply of various materials, provision of
industrial services and miscellaneous services by JCC and
its subsidiaries from time to time [other than the Group [as specified]] to the Company and its subsidiaries from time to time [collectively, the Group] [as specified] and the
transactions contemplated there under; the maximum limit
of the amount involved under the Consolidated Supply and
Services Agreement I for the period from the date on which
this resolution is passed to 31 DEC 2009 and the 2 financial years ending 31 DEC 2010 and 31 DEC 2011 shall not
exceed RMB 2,651,942,000, RMB 3,122,962,000 and RMB
3,593,292,000 respectively; and authorize any Director of
the Company for and on behalf of the Company to sign,
seal, execute, perfect, deliver and do all such documents,
deeds, acts, matters and things as he may in his discretion
consider necessary or desirable or expedient for the
purpose of or in connection with the Consolidated Supply
and Services Agreement I and to make and agree such
variations of a non-material nature in or to the terms of the
Consolidated Supply and Services Agreement I as he may
in his discretion consider to be desirable and in the interests of the Company
			For	562000	0	0	0
2	Approve and ratify, the consolidated supply and services agreement II [the Consolidated Supply and Services Agreement II] entered into between the Company and Jiangxi Copper Corporation [JCC] on 14 JAN 2009 in respect of the supply of various materials and provision of industrial services by the Company and its subsidiaries from time to time [collectively, the Group] to JCC and its subsidiaries from time to time [other than the Group] [as		For	562000	0	0	0

specified] and the transactions contemplated there under;
the maximum limit of the amount involved under the
Consolidated Supply and Services Agreement II for the
period from the date on which this resolution is passed to 31
DEC 2009 and the 2 financial years ending 31 DEC 2010
and 31 DEC 2011 shall not exceed RMB 726,463,000, RMB
904,819,000 and RMB 1,096,005,000 respectively; and
authorize any Director of the Company for and on behalf of
the Company to sign, seal, execute, perfect, deliver and do
all such documents, deeds, acts, matters and things as he
may in his discretion consider necessary or desirable or
expedient for the purpose of or in connection with the
Consolidated Supply and Services Agreement II and to
make and agree such variations of a non-material nature in
or to the terms of the Consolidated Supply and Services
Agreement II as he may in his discretion consider to be
desirable and in the interests of the Company

3
Approve and ratify, the financial services agreement [the
Financial Services Agreement] entered into between JCC
Finance Company Limited [JCC Financial] and Jiangxi
Copper Corporation [JCC] on 14 JAN 2009 in respect of the
provision of financial services by JCC Financial to JCC and
its subsidiaries from time to time [other than the Company
and its subsidiaries] [as specified] and the transactions
contemplated there under; the maximum limit of the amount
involved in the credit services contemplated under the
Financial Services Agreement for the period from the date
on which this resolution is passed to 31 DEC 2009 and the
2 financial years ending 31 DEC 2010 and 31 DEC 2011
shall not exceed RMB 1,842,000,000, RMB 3,192,000,000
and RMB 4,542,000,000 respectively; and authorize any
Director of the Company for and on behalf of the Company
to sign, seal, execute, perfect, deliver and do all such
documents, deeds, acts, matters and things as he may in
his discretion consider necessary or desirable or expedient
for the purpose of or in connection with the Financial
Services Agreement and to make and agree such variations
of a non-material nature in or to the terms of the Financial
Services Agreement as he may in his discretion consider to
be desirable and in the interests of the Company
			For	562000	0	0	0
4
Approve, conditional upon Resolution No. 5 as set out in the notice of the EGM of the Company dated 23 JAN 2009
convening this meeting being passed, the Company may
send or supply Corporate Communications to its
shareholders of H Shares [in relation to whom the
conditions set out below are met] by making such Corporate
Communications available on the Company's own website
and the website of The Stock Exchange of Hong Kong
Limited or in printed forms [in English only, in Chinese only or in both English and Chinese] and authorize any Director
of the Company for and on behalf of the Company to sign
all such documents and/or do all such things and acts as
the Director may consider necessary or expedient and in
the interest of the Company for the purpose of effecting or
otherwise in connection with the Company's proposed
communication with its shareholders of H Shares through
the Company's website and the website of The Stock
Exchange of Hong Kong Limited or in printed forms, the
supply of Corporate Communications by making such
Corporate Communications available on the Company's
own website and the website of The Stock Exchange of
Hong Kong Limited is subject to the fulfillment of the
specified conditions: i) each holder of H shares has been
asked individually by the Company to agree that the
Company may send or supply Corporate Communications
generally, or the Corporate Communications in question, to
him by means of the Company's own website; and ii) the
Company has not received a response indicating objection
from the holder of H shares within a period of 28 days
starting from the date on which the Company's request was
sent, for purpose of this Resolution, Corporate
Communication(s) means any document issued or to be
			For	562000	0	0	0
	issued by the Company for the information or action of
	holders of any of its securities, including but not limited to:
	(a) the directors' report, its annual accounts together with a
	copy of the auditor's report and its summary financial report;
	(b) the interim report and its summary interim report; (c) a
	notice of meeting; (d) a listing document; (e) a circular; and
	(f) a proxy form
5	Approve the amendments to the Articles of Association of the Company [details of which are set out in the section headed Proposed Amendments to the Articles of Association of the Letter from the Board of the circular dispatched to shareholders of the Company on 23 JAN 2009] and authorize any 1 Director or secretary to the Board of Directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company		For	562000	0	0	0
6
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
K T & G CORP
Cusip/Sedol:	6175076			Meeting Type:		Annual General Meeting
Ticker:	033780 KS			Meeting Date:		13-Mar-2009
ISIN	KR7033780008			Vote Deadline Date:		03-Mar-2009
Agenda	701813708	Management		Total Ballot Shares:		14160
Last Vote Date:	16-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the financial statements		For	11440	0	0	0
3	Approve the change of Articles of Incorporation		For	11440	0	0	0
4	Elect the External Director		For	11440	0	0	0
5	Elect the External Director who is Audit Committee		For	11440	0	0	0
6	Approve the remuneration limit for the Director		For	11440	0	0	0
SAMSUNG ELECTRONICS CO LTD, SUWON
Cusip/Sedol:	6771720			Meeting Type:		Annual General Meeting
Ticker:	005930KS			Meeting Date:		13-Mar-2009
ISIN	KR7005930003			Vote Deadline Date:		03-Mar-2009
Agenda	701818013	Management		Total Ballot Shares:		1018
Last Vote Date:	19-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the financial statements		For	1018	0	0	0
3	Elect the External Director		For	1018	0	0	0
4	Elect the Internal Director		For	1018	0	0	0
5	Elect the Audit Committee Member		For	1018	0	0	0
6	Approve the remuneration limit for the Directors		For	1018	0	0	0
HSBC HOLDINGS PLC, LONDON
Cusip/Sedol:	6158163			Meeting Type:		Ordinary General Meeting
Ticker:	5 HK			Meeting Date:		19-Mar-2009
ISIN	GB0005405286			Vote Deadline Date:		11-Mar-2009
Agenda	701830172	Management		Total Ballot Shares:		509900
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to increase the share capital from USD 7,500,100,000, GBP 401,500 and EUR 100,000 to USD 10,500,100,000, GBP 401,500 and EUR 100,000 by the creation of an additional 6,000,000,000 ordinary shares of USD 0.50 each in the capital of the Company forming a single class with the existing ordinary shares of USD 0.50 each in the capital of the Company		For	76000	0	0	0
2	Authorize the Directors, in substitution for any existing authority and for the purpose of Section 80 of the UK Companies Act 1985, [the Act] to allot relevant securities up to an aggregate nominal amount of USD2,530,200,000 in connection with the allotment of the new ordinary shares as specified pursuant to right issue[Authority expires at the conclusion of the AGM of the Company to be held in 2009]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry		For	76000	0	0	0
3
Authorize the Directors, subject to the passing of Resolution
2 and pursuant to Section 94 of the UK Companies Act
1985, [the Act] the subject of authority granted by
Resolution 2 as if Section 89[1] of the Act displaying to any such allotment and in particular to make such allotments
subject to such exclusions or other arrangements as the
Directors may deem necessary or expedient in relation to
fractional entitlements or securities represented by
depository receipts or having regard to any restrictions,
obligations or legal problems under the Laws of the
requirements of any regulatory body or stock exchange in
any territory or otherwise howsoever; [Authority expires the earlier of the conclusion of the AGM of the Company to be
held in 2009]; and, authorize the Directors to allot equity
securities in pursuance of such offers or agreement made
prior to such expiry
			For	76000	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE CUT-OFF. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
KINGBOARD CHEMICAL HOLDINGS LTD
Cusip/Sedol:	6491318			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	148 HK			Meeting Date:		23-Mar-2009
ISIN	KYG525621408			Vote Deadline Date:		13-Mar-2009
Agenda	701819786	Management		Total Ballot Shares:		1046000
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "FOR" OR "AGAINST" ONLY FOR RESOLUTION 1. THANK YOU.		None		Non Voting
2
Approve that the existing Share Option Scheme for
Employees of the Company which was adopted on 02 JUL
2002 be terminated with effect from the conclusion of this
Meeting; subject to the grant by The Stock Exchange of
Hong Kong Limited of the listing of and permission to deal in the ordinary shares in the capital of the Company with a par value of HKD 0.1 each to be issued and allotted by the
Company under the share option scheme of the Company
[the Scheme] [with such grant being limited to 10% of the
issued share capital of the Company as at the date of
adoption of the Scheme]; and authorize the Board of
Directors of the Company to grant options to subscribe
shares in the Company and to issue and allot shares in the
capital of Company pursuant to the exercise of the options
so granted in accordance with the rules of the Scheme, and
to administer the Scheme in accordance with its terms and
take all necessary actions incidental thereto as they deem
fit
			For	253000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Special General Meeting
Ticker:	135 HK			Meeting Date:		24-Mar-2009
ISIN	BMG2237F1005			Vote Deadline Date:		16-Mar-2009
Agenda	701837796	Management		Total Ballot Shares:		7772000
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS '1' AND '2'. THANK YOU.		None		Non Voting
2	Approve the transactions contemplated under the Huayou Capital Injection Agreement; and authorize any 1 Director [if execution under the common seal of the Company is required, any 2 Directors] of the Company for and on behalf of the Company is sign, and where required, to affix the common seal of the Company to any documents, instruments or agreement, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Huayou Capital Injection		For	1562000	0	0	0
3
Approve the continuing connected transactions between the
Group and the CNPC Group regarding [a] the provision of
products and services by the CNPC Group to the Group
under the PSAs, the Master Agreement and for the
avoidance of doubt including those under the Second
Supplemental Agreement but excluding the Oil and Gas
Products; [b] purchase of the Group's share of crude oil by
the CNPC Group; and [c] purchase of the Oil and Gas
Products by the Group; approve the proposal annual caps
in respect of the continuing connected transactions
mentioned in Resolution 2[i] above for each of the 3 FYE 31
DEC 2011 as specified; and authorize any 1 Director [if
execution under the common seal of the Company is
required, any 2 Directors] of the Company be and is/are
hereby authorized for and on behalf of the Company to sign,
and where required, to affix the common seal of the
Company to any documents, instruments or agreements,
and to do any acts and things deemed by him to be
necessary or expedient in order to give effect to the
Continuing Connected Transactions
			For	1562000	0	0	0
PTT EXPLORATION AND PRODUCTION PUBLIC CO LTD, BANG
Cusip/Sedol:	B1359J0			Meeting Type:		Annual General Meeting
Ticker:	PTTEP/F TB			Meeting Date:		31-Mar-2009
ISIN	TH0355A10Z12			Vote Deadline Date:		27-Mar-2009
Agenda	701830906	Management		Total Ballot Shares:		205000
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 533480 DUE TO ADDITIONAL RESOLUTION
ALL VOTES RECEIVED ON THE PREVIOUS MEETING
WILL BE DISREGARDED AND YOU WILL NEED TO
REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	Acknowledge the 2008 performance result and 2009 work plan of the Company		For	205000	0	0	0
3	Approve the 2008 financial statements		For	205000	0	0	0
4	Approve the dividend payment for 2008 performance		For	205000	0	0	0
5	Appoint the Auditor and approve the Auditor's fees for year 2009		For	205000	0	0	0
6	Appoint Mr. Mr. Pala Sookawesh as a new Director in replacement of those who are due to retire by rotation		For	205000	0	0	0
7	Appoint Mr. Bhusana Premanode as a new Director in replacement of those who are due to retire by rotation		For	205000	0	0	0
8	Appoint Mr. Anon Sirisaengtaksin as a new Director in replacement of those who are due to retire by rotation		For	205000	0	0	0
9	Appoint Mrs. Sirinuj Bisonyabut as a new Director in replacement of those who are due to retire by rotation		For	205000	0	0	0
10	Appoint Mr. Mr. Rathakit Manathat as a new Director in replacement of those who are due to retire by rotation		For	205000	0	0	0
11	Approve the Directors and the Sub-committees remuneration		For	205000	0	0	0
12	Ratify the Company's Articles of Association [AOA] Clause 9 registration		For	205000	0	0	0
13	Approve the debenture issuance up to the total amount of THB 50,000 million		For	205000	0	0	0
14	Other matters [if any]		Abstain	0	0	205000	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		02-Apr-2009
ISIN	CNE1000002S8			Vote Deadline Date:		25-Mar-2009
Agenda	701816160	Management		Total Ballot Shares:		4560000
Last Vote Date:	19-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize China Shipping Development Company Limited
[the Company, and together with its subsidiaries, subject to the approval by the relevant regulatory authorities, to issue the medium-term notes [the Medium-Term Notes] on the
specified principle terms and authorize the Board of
Directors of the Company or any Director of the Company,
subject to the above-mentioned principal terms, to
determine and effect at its/his absolute discretion the
specific terms, conditions and related matters in respect of the issue of the Medium-Term Notes according to the
capital requirement and business conditions of the Group
and the market conditions, including but not limited to
determining the specific matters such as the timing, the
size, the interest rates, the term, the number of batches, the guarantee of the issue and the use of the proceeds; to
prepare, execute and effect all necessary documents and
procedures, including but not limited to effecting the
relevant registration procedures in the PRC inter-bank
markets; and to take other necessary actions
			For	568000	0	0	0
PTT PUBLIC COMPANY LIMITED
Cusip/Sedol:	6420390			Meeting Type:		Annual General Meeting
Ticker:	PTT/F TB			Meeting Date:		10-Apr-2009
ISIN	TH0646010015			Vote Deadline Date:		06-Apr-2009
Agenda	701821577	Management		Total Ballot Shares:		143400
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to certify the 2008 AGM minutes on 11 APR 2008		For	110500	0	0	0
2	Approve 2008 performance statement and 2008 financial statement, end up on 31 DEC 2008		For	110500	0	0	0
3	Approve 2008 Net Profit Allocation Plan and Dividend Policy		For	110500	0	0	0
4	Appoint an Auditor and approve to consider 2009 Auditor Fees		For	110500	0	0	0
5	Approve to consider 2009 Board of Directors' remuneration		For	110500	0	0	0
6	Elect Mr. Norkun Sitthiphong as a Director		For	110500	0	0	0
7	Elect Mr. Prasert Bunsumpun as a Director		For	110500	0	0	0
8	Elect Mr. Watcharakiti Watcharothai as a Director		For	110500	0	0	0
9	Elect Mr. Suraphol Nitikraipot as a Director		For	110500	0	0	0
10	Elect Mr. Surachai Phuprasert as a Director		For	110500	0	0	0
11	Approve the rectification of PTT's Article of Association		For	110500	0	0	0
12	Approve 5 years External Fund Raising Plan [during 2009- 2013]		For	110500	0	0	0
13	Receive the report PTT's related Supreme Administrative Court's decisions compliances		For	110500	0	0	0
14	Other matters [if any]		Abstain	0	0	110500	0
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	548 HK			Meeting Date:		15-Apr-2009
ISIN	CNE100000478			Vote Deadline Date:		05-Apr-2009
Agenda	701823785	Management		Total Ballot Shares:		6654000
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''FOR" OR "AGAINST" ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Authorize the Board of Directors of the Company, a general
mandate [General Mandate] to issue debentures
denominated in Renminbi ['Debentures'], in one or more
tranches, including but not limited to medium-term notes,
short-term commercial paper, asset-backed commercial
paper, corporate bonds etc, from the date on which this
resolution is approved to the date on which the 2009 AGM
is held with a maximum outstanding repayment amount of
the Debentures to be issued under this general mandate not
exceeding RMB 3 billion in aggregate and the issue size for
each category of Debentures not exceeding the limit of that
category of Debentures that may be issued under relevant
national laws and regulations; the Board of Directors or any
2 Directors of the Company, to determine and approve the
specific terms, conditions and related matters of the
Debentures to be issued under the general mandate
according to the needs of the Company and the market
condition and to prepare and execute all necessary
documents, and make all necessary arrangement for the
implementation of the issue of relevant Debentures
			For	1450000	0	0	0
PT INDO TAMBANGRAYA MEGAH TBK
Cusip/Sedol:	B29SK75			Meeting Type:		MIX
Ticker:	ITMG IJ			Meeting Date:		17-Apr-2009
ISIN	ID1000108509			Vote Deadline Date:		09-Apr-2009
Agenda	701862321	Management		Total Ballot Shares:		517000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 543237 DUE TO CHANGE IN VOTING
STATUS OF RESOLUTION A.6. ALL VOTES RECEIVED
ON THE PREVIOUS MEETING WILL BE DISREGARDED
AND YOU WILL NEED TO REINSTRUCT ON THIS
MEETING NOTICE. THANK YOU.
			None		Non Voting
2	Approve the Company annual report for book year 2008		For	517000	0	0	0
3	Ratify the financial report for book year 2008		For	517000	0	0	0
4	Approve the utilization of Company's profit for book year 2008		For	517000	0	0	0
5	Authorize the Board of Directors to appoint an Independent Public Accountant to audit Company's books for book year 2009 and to determine their honorarium		For	517000	0	0	0
6	Approve to determine the remuneration package for Board of Directors and Commissioners for book year 2009		For	517000	0	0	0
7	Others		None		Non Voting
8	Approve the change in the Board of Commissioners and the Board of Directors		For	517000	0	0	0
9	Amend the Articles of Association		For	517000	0	0	0
PT INTERNATIONAL NICKEL INDONESIA INCO
Cusip/Sedol:	B0217K9			Meeting Type:		Annual General Meeting
Ticker:	INCO IJ			Meeting Date:		17-Apr-2009
ISIN	ID1000109309			Vote Deadline Date:		08-Apr-2009
Agenda	701873184	Management		Total Ballot Shares:		1830000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Board of Directors report		For	1830000	0	0	0
2	Approve the Board of Commissioners report		For	1830000	0	0	0
3	Approve and ratify the Company financial report for book year 2008		For	1830000	0	0	0
4	Approve to utilize the net Company's profit for book year 2008		For	1830000	0	0	0
5	Appoint the Board of Commissioners		For	1830000	0	0	0
6	Appoint the Board of Directors		For	1830000	0	0	0
7	Approve the remuneration for the Board of Commissioners		For	1830000	0	0	0
8	Authorize the Board of Commissioners to determine salary and other remuneration for the Board of Directors		For	1830000	0	0	0
9	Authorize the Board of Directors to appoint the Independent Public Accountant to Audit Company's books for book year 2009 and approve to determine their honorarium		For	1830000	0	0	0
10	Other matter		None		Non Voting
PT INTERNATIONAL NICKEL INDONESIA INCO
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		17-Apr-2009
ISIN	ID1000109309			Vote Deadline Date:		15-Apr-2009
Agenda	701879720	Management		Total Ballot Shares:		1830000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the general meeting of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 the transaction related material transaction		For	1830000	0	0	0
2	Approve the independent shareholders of receiving of short term credit facility revolving from Vale International SA up to USD 250,000,000.00 as specified		For	1830000	0	0	0
PACIFIC BASIN SHIPPING LTD
Cusip/Sedol:	B01RQM3			Meeting Type:		Annual General Meeting
Ticker:	2343 HK			Meeting Date:		21-Apr-2009
ISIN	BMG684371393			Vote Deadline Date:		16-Apr-2009
Agenda	701850085	Management		Total Ballot Shares:		5330300
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the audited financial statements and the reports of the Directors and auditors for the YE 31 DEC 2008		For	794000	0	0	0
3	Re-elect Mr. Klaus Nyborg as an Executive Director		For	794000	0	0	0
4	Re-elect Mr. Jan Rindbo as an Executive Director		For	794000	0	0	0
5	Re-elect Mr. Daniel R. Bradshaw as a Non-executive Director		For	794000	0	0	0
6	Re-elect Mr. Robert C. Nicholson as an Independent Non- executive Director		For	794000	0	0	0
7	Authorize the Board to fix the remuneration of the Directors		For	794000	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers, Certified Public Accountants, as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration		For	794000	0	0	0
9
Authorize the Directors of the Company to allot, issue or
otherwise deal with new shares of USD 0.10 each in the
capital of the Company [the Shares] or securities
convertible into Shares or options, warrants or similar rights to subscribe for any Shares and to make or grant offers,
agreements, options and warrants which would or might
require the exercise of such powers, during and after the
relevant period not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company,
provided that any Shares to be allotted and issued pursuant
to the approval of this resolution shall not be issued at a
discount of more than 10% to the Benchmarked Price of the
Shares, otherwise than pursuant to a Rights Issue [as
specified], the exercise of the subscription or conversion
rights attaching to any warrants issued by the Company or
			For	794000	0	0	0

the exercise of options granted under the Long Term
Incentive Scheme of the Company or any scrip dividend
providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]

10
Authorize the Directors of the Company, to purchase or
repurchase shares of USD 0.10 each in the capital of the
Company [the Shares] on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other stock
exchange on which the Shares may be listed and
recognized by the Securities and Futures Commission of
Hong Kong and Stock Exchange on share repurchases for
such purposes, subject to and in accordance with all
applicable laws and regulations, at such price as the
Directors may at their discretion determine in accordance
with all applicable laws and regulations, not exceeding 10%
of the aggregate nominal amount of the issued share capital
of the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	794000	0	0	0
11
Approve that the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
paragraph [b] of the ordinary resolution passed by
Shareholders at a SGM of the Company held on 08 JUN
2005 to satisfy Share Awards, shall during the relevant
period not exceed 2% of the aggregate nominal amount of
the share capital of the Company in issue as at the
beginning of each such FY [being 34,946,202 shares as at
01 JAN 2009]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	794000	0	0	0
12	Amend the Bye-laws of the Company, by deleting the existing Bye-law 127[1] in its entirety and replacing it with the following new Bye-law 127[1]: as specified		For	794000	0	0	0
GLOW ENERGY PUBLIC CO LTD
Cusip/Sedol:	B074GX9			Meeting Type:		Annual General Meeting
Ticker:	GLOW/F TB			Meeting Date:		22-Apr-2009
ISIN	TH0834010017			Vote Deadline Date:		17-Apr-2009
Agenda	701859855	Management		Total Ballot Shares:		1010900
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the minutes of the EGM of shareholders No. 1/2008		For	760000	0	0	0
2	Acknowledge the Company's operation result in the FY 2008		For	760000	0	0	0
3	Approve the Company's financial statements, balance sheet and statement of income for the YE 31 DEC 2008		For	760000	0	0	0
4	Approve the allocation of profits derived from operation results for the year 2008, legal reserve and dividend payment		For	760000	0	0	0
5	Approve the appointment of new Directors to replace those who retire by rotation and amend the Company's affidavit in respect to the authorized signatory and proceed on filing the amendment with ministry of commerce		For	760000	0	0	0
6	Approve the remuneration and meeting allowance for the Directors and the Audit Committee for the year 2009		For	760000	0	0	0
7	Approve the appointment of the Auditor for the YE 31 DEC 2009 and to fix their remuneration		For	760000	0	0	0
8	Other business [if any]		Abstain	0	0	760000	0
SINGAPORE PETE CO LTD
Cusip/Sedol:	6812340			Meeting Type:		Annual General Meeting
Ticker:	SPC SP			Meeting Date:		22-Apr-2009
ISIN	SG1A07000569			Vote Deadline Date:		15-Apr-2009
Agenda	701884810	Management		Total Ballot Shares:		816000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and audited accounts for the YE 31 DEC 2008		For	242000	0	0	0
2	Declare a final one-tier tax-exempt dividend of 8 cents per share for the FYE 31 DEC 2008		For	242000	0	0	0
3	Approve the Directors' fees of SGD 286,000 for the YE 31 DEC 2008		For	242000	0	0	0
4	Re-elect Mr. Choo Chiau Beng as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	242000	0	0	0
5	Re-elect Mr. Teo Soon Hoe as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	242000	0	0	0
6	Re-elect Mr. Cheng Hong Kok as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	242000	0	0	0
7	Re-elect Mr. Koh Ban Heng, who retires pursuant to Article 119 of the Company's Articles of Association		For	242000	0	0	0
8	Re-elect Mr. Bertie Cheng Shao Shiong, pursuant to Section 153[6], to hold office from the date of this AGM until the next AGM		For	242000	0	0	0
9	Re-appoint Deloitte and Touche LLP as the Auditors and authorize the Directors to fix their remuneration		For	242000	0	0	0
10
Authorize the Directors of the Company, for the purposes of
Companies Act, to purchase or otherwise acquire the
shares in the capital of the Company [the Shares] not
exceeding in aggregate the Prescribed Limit [as specified],
at such price[s] as may be determined by the Directors of
the Company from time to time up to the Maximum Price [as
specified], whether by way of: [i] market purchases [each a
Market Purchase] on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or [ii] off-market purchases
[each an Off-Market Purchase] effected otherwise than on
the SGX-ST in accordance with any equal access
			For	242000	0	0	0

scheme[s] as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme[s] shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other
provisions of the Companies Act and listing rules of the
SGX-ST as may for the time being be applicable, [the Share
Buyback Mandate]; [Authority expires the earlier of the date on which the next AGM of the Company is held or required
by law to be held or the date on which the share buybacks
are carried out to the full extent mandated; and authorize
the Directors of the Company to complete and do all such
acts and things [including executing such documents as
may be required] as they may consider expedient or
necessary to give effect to the transactions contemplated by this resolution

11
Authorize the Directors of the Company to: [a] issue Shares
[as defined in Resolution 8 above] in the capital of the
Company whether by way of rights, bonus or otherwise,
including any capitalization pursuant to Article 151 of the
Company's Articles of Association of any sum for the time
being standing to the credit of any of the Company's
reserve accounts or any sum standing to the credit of the
profit and loss account or otherwise available for
distribution; and/or [b] make or grant offers, agreements or options [collectively, Instruments] that might or would
require Shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into Shares; at
any time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in their
absolute discretion deem fit; and [notwithstanding that the
authority so conferred by this Resolution may have ceased
to be in force] issue Shares in pursuance of any Instrument
made or granted by the Directors while the authority was in
force, provided that: [i] the aggregate number of Shares to
be issued pursuant to this Resolution [including Shares to
be issued in pursuance of Instruments made or granted
pursuant to this Resolution and including Shares which may
be issued pursuant to any adjustments effected under any
relevant Instrument], does not exceed 50% [or, as the case
may be, does not exceed 100%, if the shares are to be
issued by way of a renounceable rights issue on a pro rata
basis] of the total number of issued Shares excluding
treasury shares, in the capital of the Company [as
calculated in accordance with this resolution below], of
which the aggregate number of Shares to be issued other
			For	242000	0	0	0

than on a pro rata basis to existing shareholders of the
Company [including Shares to be issued in pursuance of
Instruments made or granted pursuant to this resolution and
including Shares which may be issued pursuant to any
adjustments effected under any relevant Instrument] does
not exceed 10 % of the total number of issued Shares
excluding treasury shares in the capital of the Company [as
calculated in accordance with this resolution below]; [ii] for the purpose of determining the aggregate number of Shares
that may be issued under this resolution above, the
percentage of total number of issued Shares excluding
treasury shares in the capital of the Company shall be
calculated based on the total number of issued Shares
excluding treasury shares in the capital of the Company as
at the date of the passing of this Resolution after adjusting for: [a] new Shares arising from the conversion or exercise
of convertible securities or employee share options on issue as at the date of the passing of this Resolution; and [bb] any subsequent consolidation or sub-division of Shares; [iii] in exercising the power to issue Shares or make or grant
Instruments [including the making of any adjustments under
the relevant Instrument], the Company shall comply with the
provisions of the listing manual of the SGX-ST for the time
being in force [unless such compliance has been waived by
the SGX-ST] and the Articles of Association for the time
being of the Company and such requirements as may be
prescribed by the SGX-ST from time to time; and [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the date by which the next AGM is required by
law to be held]

12
Authorize the Directors of the Company, to offer and grant
options in accordance with the provisions of the SPC Share
Option Scheme 2000 and/or to grant awards in accordance
with the provisions of the SPC Restricted Share Plan and/or
the SPC Performance Share Plan and to issue, allot or
otherwise dispose of Shares in the capital of the Company
as may be required to be issued, allotted or disposed, in
connection with or pursuant to the exercise of the options
granted under the SPC Share Option Scheme 2000 and/or
such number of Shares as may be required to be issued or
allotted pursuant to the vesting of awards under the SPC
			For	242000	0	0	0

Restricted Share Plan and/or the SPC Performance Share
Plan; provided that the aggregate number of Shares to be
issued and allotted pursuant to the SPC Share Option
Scheme 2000, the SPC Restricted Share Plan and the SPC
Performance Share Plan shall not exceed 10% of the total
number of issued Shares [excluding treasury shares] in the
capital of the Company from time to time

13
Approve, for the purposes of Chapter 9 of the listing manual
[Chapter 9] of the SGX-ST, for the Company, its
subsidiaries and target associated companies or any of
them, to enter into any of the transactions falling within the types of Interested Person Transactions, as specified, with
any party who is of the class of Interested Persons as
specified, provided that such transactions are carried out in the ordinary course of business, on normal commercial
terms and in accordance with the guidelines and review
procedures for Interested Person Transactions as specified;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the date by which the next AGM is
required by law to be held]; and authorize the Directors of
the Company to complete and do all such acts and things
[including, without limitation, executing all such documents as may be required] as they may consider expedient or
necessary or in the interests of the Company to give effect
to the Shareholders' Mandate and/or this resolution
			For	242000	0	0	0
14	Transact such other business		Abstain	0	0	242000	0
ELECTRICITY GENERATING PUBLIC CO LTD
Cusip/Sedol:	6304643			Meeting Type:		Annual General Meeting
Ticker:	EGCO/F TB			Meeting Date:		24-Apr-2009
ISIN	TH0465010013			Vote Deadline Date:		20-Apr-2009
Agenda	701822961	Management		Total Ballot Shares:		199500
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the minutes of the shareholders AGM No.1/2008 held on 21 APR 2008		For	199500	0	0	0
2	Acknowledge the Company's annual report for year 2008 and the payment of the interim dividend		For	199500	0	0	0
3	Approve the balance sheet and statement of income as at 31 DEC 2008		For	199500	0	0	0
4	Approve the appropriation of net profit and the payment of dividend		For	199500	0	0	0
5	Appoint the Auditors and approve to determine the audit fee		For	199500	0	0	0
6	Elect the Directors to replace the retiring Directors		For	199500	0	0	0
7	Approve to determine the Directors remuneration		For	199500	0	0	0
8	Amend the Article 43 of the Articles of Association, the Company's seal		For	199500	0	0	0
9	Other matters [if any]		Abstain	0	0	199500	0
INDOFOOD AGRI RES LTD
Cusip/Sedol:	B1QNF48			Meeting Type:		Annual General Meeting
Ticker:	IFAR SP			Meeting Date:		28-Apr-2009
ISIN	SG1U47933908			Vote Deadline Date:		21-Apr-2009
Agenda	701895356	Management		Total Ballot Shares:		479000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and accounts for the YE 31 DEC 2008 and the Auditors report thereon		For	479000	0	0	0
2	Approve the Directors' fees of SGD 285,000 [2007: SGD 217,000] for the YE 31 DEC 2008		For	479000	0	0	0
3	Re-elect Mr. Mark Julian Wakeford as a Director, who retire under Article 117 of the Company's Articles of Association		For	479000	0	0	0
4	Re-elect Mr. Gunadi as a Director, who retire under Article 117 of the Company's Articles of Association		For	479000	0	0	0
5	Re-elect Mr. Lee Kwong Foo Edward as a Director, who retire under Article 117 of the Company's Articles of Association		For	479000	0	0	0
6	Re-elect Mr. Lim Hock San as a Director, who retire under Article 117 of the Company's Articles of Association		For	479000	0	0	0
7	Re-appoint Messrs. Ernst & Young as the Company's Auditors and authorize the Directors to fix their remuneration		For	479000	0	0	0
8
Authorize the Directors to issue shares in the Company
[Shares] whether by way of rights, bonus or otherwise;
and/or make or grant offers, agreements or options
[collectively, Instruments] that might or would require
Shares to be issued during the continuance of this authority or thereafter, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into Shares, at any time and
upon such terms and conditions and for such purposes and
to such persons as the Directors may, in their absolute
discretion, deem fit; and issue Shares in pursuance of any
Instrument made or granted by the Directors while such
authority was in force [notwithstanding that such issue of
Shares pursuant to the instruments may occur after the
expiration of the authority contained in this resolution],
Provided that: the aggregate number of the Shares to be
issued pursuant to such authority [including the Shares to
			For	0	479000	0	0

be issued in pursuance of instruments made or granted
pursuant to such authority], does not exceed 50% of the
total number of issued Shares [as specified], and provided
further that where shareholders of the Company
[Shareholders] with registered addresses in Singapore are
not given the opportunity to participate in the same on a
pro-rata basis, then the Shares to be issued under such
circumstances [including the Shares to be issued in
pursuance of instruments made or granted pursuant to such
authority] shall not exceed 20% of the total number of
issued Shares [as specified]; [subject to such manner of
calculation as may be prescribed by the Singapore
Exchange Securities Trading Limited [the SGX-ST ]] for the
purpose of determining the aggregate number of the Shares
that may be issued under paragraph [iii] above, the
percentage of the issued Shares shall be based on the
issued Shares of the Company [excluding treasury shares]
at the time such authority was conferred, after adjusting for new Shares arising from the conversion or exercise of any
convertible securities; new Shares arising from exercising
share options or the vesting of share awards which are
outstanding or subsisting at the time such authority was
conferred; and any subsequent consolidation or subdivision
of the Shares; and, in relation to an instrument, the number of Shares shall be taken to be that number as would have
been issued had the rights therein been fully exercised or
effected on the date of the making or granting of the
instrument; and [Authority expired earlier the conclusion of the next AGM of the Company or the date by which the next
AGM of the Company is required by law to be held]

9	Authorize the Director, subject to and pursuant to the share issue mandate in Resolution 5 being obtained, to issue Shares on a non pro-rata basis at a discount of not more than 20% to the weighted average price of the Shares for trades done on the SGX-ST [calculated in the manner as may be prescribed by the SGX-ST]		For	0	0	479000	0
10	Approve the purposes of Chapter 9 of the listing manual of the SGX-ST, for the Company, its subsidiaries and target associated Companies [if any] that are entities at risk [as the term is used in Chapter 9], or any of them, to enter into any of the transactions falling within the types of interested person transactions set out in the Company's appendix dated 09 APR 2009 [the Appendix] with any party who is of the class of interested persons described in the Appendix provided that such transactions are made at arm's length,		For	479000	0	0	0

on normal Commercial terms and are not prejudicial to the
interests of the Company and its minority shareholders and
in accordance with the review procedures for such
interested person transactions as set out in the Appendix
[the  IPT  Mandate ]; [Authority expired the continue in force until the next AGM of the Company]; Authorize the Directors
of the Company to complete and do all such acts and things
[including executing all such documents as may be
required] as they may consider expedient or necessary in
the interests of the Company to give effect to the Mandate
and / or this resolution

11
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Act, to purchase or otherwise
acquire issued ordinary shares in the capital of the
Company [the Shares] not exceeding in aggregate the
Prescribed Limit means 10% of the issued ordinary share
capital of the Company as at the date of the passing of this
Ordinary Resolution [excluding treasury shares]; at such
price or prices as may be determined by the Directors from
time to time up to the Maximum Price in relation to a Share
to be purchased, means an amount [excluding brokerage,
stamp duties, commission, applicable goods and services
tax and other related expenses] not exceeding in the case
of an On-Market Share Purchase, 105% of the Average
Closing Price; and in the case of an Off-Market Share
Purchase, 110% of the Average Closing Price [as specified]
whether by way of off-market purchases [each, an Off-
Market Share Purchase] effected in accordance with any
equal access scheme(s) as may be determined or
formulated by the Directors as they may consider fit, which
scheme(s) shall satisfy all the conditions prescribed by the
Act; and/or on-market purchases [each an On-Market Share
Purchase] on the Singapore Exchange Securities Trading
Limited [the SGX-ST], and otherwise in accordance with all
other laws and regulations and rules of the SGX-ST as may
for the time being be applicable, [the Share Purchase
Mandate] Average Closing Price means the average of the
closing market prices of a Share over the last 5 Market
Days [Market Day being a day on which the SGX-ST is
open for securities trading], on which transactions in the
Shares were recorded, immediately preceding the date of
making the On-Market Share Purchase or, as the case may
be, the date of making an announcement for an offer
			For	479000	0	0	0
	pursuant to the Off-Market Share Purchase, and deemed to
	be adjusted for any corporate action that occurs after the
	relevant 5 Market Days to do all such acts and things

[including executing such documents as may be required]
as they and/or he may consider necessary, expedient,
incidental or in the interests of the Company to give effect to the transactions contemplated and/or authorized by this
ordinary resolution [Authority expires the earlier of the date on which the next AGM of the Company is held or required
by law or the Articles of Association of the Company to be
held]

12	To transact other business		None		Non Voting
STRAITS ASIA RESOURCES LTD
Cusip/Sedol:	B1FT4X9			Meeting Type:		Annual General Meeting
Ticker:	SAR SP			Meeting Date:		30-Apr-2009
ISIN	SG1U11932563			Vote Deadline Date:		23-Apr-2009
Agenda	701884202	Management		Total Ballot Shares:		742000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors report and the audited accounts of the Company for the YE 31 DEC 2008 together with the Auditors report thereon		For	742000	0	0	0
2	Declare a final dividend of 2.18 US cents per share [equivalent to approximately Singapore 3.30 cents per share], tax exempt for the YE 31 DEC 2008		For	742000	0	0	0
3	Re-elect Mr. Milan Jerkovic as a Director of the Company, who retires pursuant to Articles 94 and 100 of the Company's Articles of Association		For	742000	0	0	0
4	Re-elect Dr Chua Yong Hai as a Director of the Company, who retires pursuant to Articles 94 and 100 of the Company's Articles of Association		For	742000	0	0	0
5	Approve the payment of Directors fees of up to SGD 400,000 payable by the Company for the YE 31 DEC 2009		For	742000	0	0	0
6	Re-appoint Messrs PricewaterhouseCoopers as the Company's Auditors and authorize the Directors to fix their remuneration		For	742000	0	0	0
7	Transact any other business		None		Non Voting
8
Authorize the Directors of the Company, pursuant to
Section 161 of the Companies Act, Chapter 50 [''CA''] and
the rule guidelines and measures issued by the Singapore
Exchange Securities Trading Limited [the SGX-ST]: (i) issue
shares in the capital of the Company [''shares'']; or (ii)
convertible securities; or (iii) additional convertible securities issued pursuant to adjustments; or (iv) shares arising from
the conversion of the securities in (ii) and (iii) above,
[whether by way of rights, bonus or otherwise or in
pursuance of any offer, agreement or option made or
granted by the Directors during the continuance of this
authority or thereafter] at any time and upon such terms and conditions and for such purposes and to such persons as
the Directors may in their absolute discretion deem fit
[notwithstanding the authority conferred by this resolution
			For	0	742000	0	0

may have ceased to be in force], provided that: the
aggregate number of shares to be issued pursuant to this
resolution [including shares to be issued in pursuance of
convertible securities made or granted pursuant to this
resolution does not (i) in the case of a renounceable rights issue, exceed 100% of the total number of issued shares
[excluding treasury shares] in the capital of the Company
[as calculated in accordance with sub-paragraph (2) below]
[''Issued Shares'']; and (ii) in all other cases, exceed 50% of the total number of Issued shares provided that the
aggregate number of shares to be issued other than on a
pro rata basis to shareholders of the Company [including
shares to be issued in pursuance of convertible securities
made or granted pursuant to this resolution] does not
exceed 20% of the total number of issued shares; [subject
to such manner of calculation as may be prescribed by the
SGX-ST] for the purpose of determining the aggregate
number of shares that may be issued under sub-paragraph
(1) above, the percentage of Issued Shares shall be based
on the total number of issued shares [excluding treasury
shares]in the capital of the Company at the time this
Resolution is passed, after adjusting for: (i) new shares
arising from the conversion or exercise of any convertible
securities; (ii) [where applicable] new shares arising from
exercising share options or vesting of share awards
outstanding or subsisting at the time of the passing of this
Resolution, provided the options or awards were granted in
compliance with the Listing Manual; and (iii) any
subsequent bonus issue, consolidation or subdivision of
shares; 3) in exercising the authority conferred by this
Resolution, the Company shall comply with the rules,

	guidelines and measures issued by the SGX-ST for the time
	being in force [unless such compliance has been waived by
	the SGX-ST] and the Articles of Association for the time
	being of the Company; [Authority expires whichever is
	earlier of the next AGM of the Company or the date by
	which the next AGM of the Company is required by law to
	be held]
9	Authorize the Directors of the Company, pursuant to the share issue mandate in Resolution 7 above being obtained to issue new shares in the capital of the Company other than on a pro-rata basis to shareholders of the Company at an issue price per new share which shall be determined by the Directors in their absolute discretion provided that such price shall not represent more than a 20% discount to the weighted average price per share determined in accordance with the requirements of the SGX-ST		For	0	0	742000	0
10
Authorize the Directors of the Company, pursuant to
Section 161 of the CA, to offer and grant option under the
rules of the straits employee share option plan [''Option
Plan''] and to issue from time to time such number of shares in the capital of the Company as may be required to be
issued pursuant to the exercise of the options granted under the Option Plan, and that such shares may be issued
notwithstanding this authority has ceased to be in force so
long as the shares are issued pursuant to an offer or grant
of options made while this authority was in force, provided
always that the aggregate number of shares to be issued
under this Option Plan and all other share option, share
incentive, performance share or restricted share plans
implemented
			For	742000	0	0	0
11	Authorize the Directors, pursuant to Section 161 of the CA, to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to the Straits Executive Shares Acquisition Plan, provided always that the aggregate number of shares to be issued pursuant to the Acquisition Plan and all other share option, share incentive, performance share or restricted share plans implemented by the Company shall not 15% of the issued shares in the capital of the Company excluding treasury shares for the time being		For	0	742000	0	0
12
Approve, for the purposes of Chapter 9 of the Listing
Manual, to renew the mandate for the Company and its
subsidiaries, or any of them to enter into any of the
transactions falling within the types of Interested Person
Transactions as specified in the Company's addendum to
shareholders dated 06 APR 2009 being an addendum to
the Annual Report of the Company for the FYE 31 DEC
2008 [the ''Addendum''] with any party who falls within the
class of Interested Persons described in the Addendum,
provided that such transactions are carried out in the normal course of business, at arms length and on commercial
terms and in accordance with the guidelines of the
			For	742000	0	0	0

Company for Interested Person Transactions as specified in
the Addendum [the Shareholders Mandate]; and authorize
the Directors to complete and do all such acts and things
[including executing all such documents as may be
required] they may consider necessary, desirable or
expedient to give effect to the Shareholder's Mandate;
[Authority expires the earlier of the next AGM of the
Company or the date by which the next AGM of the
Company is required by law to be held]

13	Authorize the Directors to allot and issue up to 500,000 ordinary shares in the capital of the Company to Mr. Richard Ong Chui Chat [the Chief Executive Officer and an Executive Director of the Company] in accordance with the terms specified in the Addendum; and to do all things necessary or appropriate to give effect to this Resolution as he may deem fit		For	0	742000	0	0
DIGI.COM BHD
Cusip/Sedol:	6086242			Meeting Type:		Annual General Meeting
Ticker:	DIGI MK			Meeting Date:		07-May-2009
ISIN	MYL6947OO005			Vote Deadline Date:		30-Apr-2009
Agenda	701901173	Management		Total Ballot Shares:		119000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements of the Company for the FYE 31 DEC 2008 and the Directors' and Auditors' reports thereon		For	95700	0	0	0
2	Declare a final single-tier exempt dividend of 53 sen per ordinary share of 10 sen each for the FYE 31 DEC 2008		For	95700	0	0	0
3	Re-elect Mr. Tan Sri Leo Moggie as a Director of the Company who retires under Article 98(A) of the Articles of Association of the Company		For	95700	0	0	0
4	Re-elect Mr. Sigve Brekke as a Director of the Company who retires under Article 98(E) of the Articles of Association of the Company		For	95700	0	0	0
5	Re-appoint Messrs Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration		For	95700	0	0	0
6
Authorize the Company and its subsidiaries, subject to the
provisions of the Listing Requirements of Bursa Malaysia
Securities Berhad, and its subsidiaries, to enter into
recurrent related party transactions of a revenue or trading nature with Telenor and persons connected with Telenor as
specified in Section 2.3 of the circular to shareholders dated
15 APR 2009, which are necessary for the day-to-day
operations and/or in the ordinary course of business of the
Company and its subsidiaries on terms not more favorable
to the related parties than those generally available to the public and are not detrimental to the minority shareholders
of the Company and that such approval shall continue to be
in force until: [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM after the date it is
required to be held pursuant to Section 143[1] of the
Companies Act, 1965 [but shall not extend to such
extension as may be allowed pursuant to Section 143[2] of
the Companies Act, 1965]
			For	95700	0	0	0
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Annual General Meeting
Ticker:	135 HK			Meeting Date:		12-May-2009
ISIN	BMG2237F1005			Vote Deadline Date:		04-May-2009
Agenda	701889757	Management		Total Ballot Shares:		7772000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008		For	1562000	0	0	0
3	Declare a final dividend of HKD 0.15 per share		For	1562000	0	0	0
4	Re-elect Mr. Li Hualin as a Director		For	1562000	0	0	0
5	Authorize the Directors to fix the remuneration of the Directors		For	1562000	0	0	0
6	Appoint PricewaterhouseCoopers as the Auditors for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and to authorize the Directors to fix their remuneration		For	1562000	0	0	0
7	Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]		For	1562000	0	0	0
8	Grant authority to the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal		For	0	1562000	0	0

amount of share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a
rights issue [as defined in this resolution] or the Company's
Executive Share Option Scheme [the Share Option
Scheme], shall not exceed 20% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution; such mandate shall be
additional to the authority to be given to the directors to
grant options under the Share Option Scheme and, at any
time, to allot and issue additional shares in the capital of the
Company arising from the exercise of subscription rights
under such options; [Authority expires earlier at the
conclusion of the next AGM of the Company is required by
the Bye-laws of the Company or any applicable law of
Bermuda to be held]

9
Authorize the Company, to issue, allot and dispose of
shares pursuant to resolution 6 above and extended by the
addition to the total nominal amount of share capital and
any shares which may be issued, allotted or agreed
conditionally or unconditionally to be allotted by the
Directors of the Company pursuant to such general
mandate an amount representing the total nominal amount
of shares in the capital of the Company which has been
purchased by the Company since the granting of such
general mandate pursuant to Resolution 5 above, provided
that such amount shall not exceed 10% of the total nominal
amount of the share capital of the Company in issue on the
date of this resolution
			For	0	0	1562000	0
10
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN RECORD DATE AND MEETING DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		Annual General Meeting
Ticker:	857 HK			Meeting Date:		12-May-2009
ISIN	CNE1000003W8			Vote Deadline Date:		01-May-2009
Agenda	701899998	Management		Total Ballot Shares:		7714000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 548783 DUE TO CHANGE IN VOTING
STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
			None		Non Voting
2	Approve the report of the Board of Directors of the Company for the year 2008		For	754000	0	0	0
3	Approve the report of Supervisory Committee of the Company for the year 2008		For	754000	0	0	0
4	Approve the audited financial statements of the Company for the year 2008		For	754000	0	0	0
5	Approve the declaration and payment of the final dividends for the YE 31 DEC 2008 in the amount and in the manner recommend by the Board of Directors		For	754000	0	0	0
6	Authorize the Board of Directors to determine interim dividend		For	754000	0	0	0
7	Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the International Auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the Domestic Auditors of the Company, for the year 2009 and authorize the Board of Directors to fix their remuneration		For	754000	0	0	0
8	Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of the existing domestic shares and overseas listed foreign shares of the Company in issue as at the date		For	0	754000	0	0

of this resolution, and to execute and do or procure to be
executed and done, all such documents, deeds and things
as it may consider necessary in connection with the issue of such shares; [Authority expire after the 12 month period
following the passing of this resolution]; and to make such
amendments to the Articles of Association of the Company
as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the
Company upon the allotment and issuance of shares of the
Company as contemplated in this Resolution, in order to
facilitate the issuance of shares in accordance with this
resolution in a timely manner, to establish a special
committee of the Board of Directors comprising Mr. Jiang
Jiemin, Mr. Zhou Jiping and Mr. Wang Guoliang and
authorize such committee to exercise all such power
granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary
in connection with the issue of such shares contingent on
the passing of this Resolution and within the relevant period of this mandate, the Board of Directors and the special
committee of the Board of Directors will only exercise its
respective power under such mandate in accordance with
the Company Law of the PRC, the Securities Law of the
PRC, regulations or the listing rules of the stock exchange
on which the Shares of the Company are listed (as
amended from time to time) and only if all necessary
approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained and the special committee of the
Board of Directors will only exercise its power under such
mandate in accordance with the power granted by the
shareholders at the AGM to the Board of Directors

9
Approve and ratify to grant an unconditional general
mandate to issue debt financing instruments in the
aggregate principal amount of up to RMB 100 billion (or if
issued in foreign currency, equivalent to the exchange rate
announced by the People’s Bank of China on the
date of issue), upon such terms and conditions to be
determined by the Board of Directors, and authorize the
Board of Directors to: determine and approve the category,
specific terms, conditions and other matters in respect of
the issue of such instruments, including but not limited to
the issue size, actual amount, currency, issue prices,
coupon rates or method of determining the coupon rates,
timing of issuance, whether to issue in tranches and the
number of tranches, whether any terms for repurchase and
			For	754000	0	0	0

redemption will be in place, rating arrangements, guarantee, schedule of repayment of the principal and the interests,
use of proceeds as approved by the shareholders meeting,
specific placing arrangements and underwriting
arrangements; and to make corresponding changes to the
plan of such issuance based on opinions of the regulatory
authorities when there is any change on the policies which
affects the issue of such instruments or when there are
changes on the market conditions, save for issues which
are subject to further approval at shareholders' meeting as
required by the relevant laws, regulations and Articles of
Association, to execute and do or procure to be executed
and done, all such documents, deeds and things as it may
consider necessary in connection with the issue of such
instruments, to determine whether such instruments shall
be listed, and where the Board of Directors determines so,
to execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
necessary in connection with the listing of such instruments, where the Board of Directors has already taken actions and
steps with respect to the issue of such instruments, such
actions and steps, and in the event the Company had
issued such instrument and would expect to fail to pay the
principal or coupon interests of such instrument on
schedule, or fail to pay the principal and coupon interests on the due date during the subsistence of such instrument, to
determine not to distribute dividends to the shareholders of the Company, in accordance with relevant protection
measures for repayment of debts as required under the
relevant laws and regulations; [Authority expires until the
conclusion of the next AGM of the Company]; and in order

	to facilitate the issuance of debt financing instruments in
	accordance with this resolution in a timely manner, to
	further authorize the Chief Financial Officer of the Company
	to exercise all such power granted to the Board of Directors
	to execute and do all such documents, deeds and things as
	he may consider necessary in connection with the issue and
	listing (where applicable) of such debt financing
	instruments, by reference to the specific needs of the
	Company and other market conditions, contingent on the
	passing of this Resolution and within the relevant period of
	this mandate
10	Elect Mr. Wang Daocheng as an Independent Supervisor of the Company		For	754000	0	0	0
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Annual General Meeting
Ticker:	135 HK			Meeting Date:		14-May-2009
ISIN	BMG2237F1005			Vote Deadline Date:		06-May-2009
Agenda	701938562	Management		Total Ballot Shares:		7772000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008		For	1562000	0	0	0
3	Declare a final dividend of HKD 0.15 per share		For	1562000	0	0	0
4	Re-elect Mr. Li Hualin as a Director		For	1562000	0	0	0
5	Authorize the Directors to fix the remuneration of the Directors		For	1562000	0	0	0
6	Appoint PricewaterhouseCoopers as the Auditors for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and authorize the Directors to fix their remuneration		For	1562000	0	0	0
7	Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable Law of Bermuda to be held]		For	1562000	0	0	0
8	Authorize the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of		For	0	1562000	0	0

share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a
rights issue [as defined in this resolution] or the Company's
Executive Share Option Scheme [the Share Option
Scheme], shall not exceed 20% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution; such mandate shall be
additional to the authority to be given to the directors to
grant options under the Share Option Scheme and, at any
time, to allot and issue additional shares in the capital of the
Company arising from the exercise of subscription rights
under such options; [Authority expires earlier at the
conclusion of the next AGM of the Company is required by
the Bye-laws of the Company or any applicable Law of
Bermuda to be held]

9
Authorize the Directors Company, to issue, allot and
dispose of shares pursuant to resolution 6 above and
extended by the addition to the total nominal amount of
share capital and any shares which may be issued, allotted
or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general
mandate an amount representing the total nominal amount
of shares in the capital of the Company which has been
purchased by the Company since the granting of such
general mandate pursuant to Resolution 5 above, provided
that such amount shall not exceed 10% of the total nominal
amount of the share capital of the Company in issue on the
date of this resolution
			For	1562000	0	0	0
CHINA MOBILE LTD
Security:	6073556			Meeting Type:		Annual General Meeting
Ticker:	941 HK			Meeting Date:		19-May-2009
ISIN	HK0941009539			Vote Deadline Date:		07-May-2009
Agenda	701878401	Management		Total Ballot Shares:		1096000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2008		For	78000	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	78000	0	0	0
4	Re-elect Mr. Wang Jianzhou as a Director		For	78000	0	0	0
5	Re-elect Mr. Zhang Chunjiang as a Director		For	78000	0	0	0
6	Re-elect Mr. Sha Yuejia as a Director		For	78000	0	0	0
7	Re-elect Mr. Liu Aili as a Director		For	78000	0	0	0
8	Re-elect Mr. Xu Long as a Director		For	78000	0	0	0
9	Re-elect Mr. Moses Cheng Mo Chi as a Director		For	78000	0	0	0
10	Re-elect Mr. Nicholas Jonathan Read as a Director		For	78000	0	0	0
11	Re-appoint Messrs. KPMG as the Auditors and to authorize the Directors to fix their remuneration		For	78000	0	0	0
12
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10
each in the capital of the Company including any form of
depositary receipt representing the right to receive such
shares [Shares]; and the aggregate nominal amount of
shares which may be purchased on The Stock Exchange of
Hong Kong Limited or any other stock exchange on which
securities of the Company may be listed and which is
recognized for this purpose by the Securities and Futures
Commission of Hong Kong and The Stock Exchange of
Hong Kong Limited shall not exceed or represent more than
			For	78000	0	0	0

10% of the aggregate nominal amount of the share capital
of the Company in issue at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period
within which the next AGM of the Company is required by
law to be held]

13
Authorize the Directors to exercise full powers of the
Company to allot, issue and deal with additional shares in
the Company [including the making and granting of offers,
agreements and options which might require shares to be
allotted, whether during the continuance of such mandate or
thereafter] provided that, otherwise than pursuant to (i) a
rights issue where shares are offered to shareholders on a
fixed record date in proportion to their then holdings of
shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip
dividend or similar arrangement providing for the allotment
of shares in lieu of the whole or part of a dividend in
accordance with the Articles of Association of the Company,
the aggregate nominal amount of the shares allotted shall
not exceed the aggregate of: (a) 20% of the aggregate
nominal amount of the share capital of the Company in
issue at the date of passing this resolution, plus (b) [if the
Directors are so authorized by a separate ordinary
resolution of the shareholders of the Company] the nominal
amount of the share capital of the Company repurchased by
the Company subsequent to the passing of this resolution
[up to a maximum equivalent to 10% of the aggregate
nominal amount of the share capital of the Company in
issue at the date of passing this Resolution]; [Authority
expires earlier at the conclusion of the next AGM of the
meeting or the expiration of period within which the next
AGM of the Company is required by law to be held]
			For	0	78000	0	0
14	Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the Company as specified		For	0	0	78000	0
KINGBOARD CHEMICAL HOLDINGS LTD
Cusip/Sedol:	6491318			Meeting Type:		Annual General Meeting
Ticker:	148 HK			Meeting Date:		21-May-2009
ISIN	KYG525621408			Vote Deadline Date:		18-May-2009
Agenda	701912897	Management		Total Ballot Shares:		1046000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the Directors' report and the Independent Auditor's report thereon for the YE 31 DEC 2008		For	253000	0	0	0
3	Declare a final dividend		For	253000	0	0	0
4	Re-elect Mr. Chan Wing Kwan as an Executive Director of the Company		For	253000	0	0	0
5	Re-elect Ms. Cheung Wai Lin, Stephanie as an Executive Director of the Company		For	253000	0	0	0
6	Re-elect Mr. Henry Tan as an Independent Non-executive Director of the Company		For	253000	0	0	0
7	Re-elect Mr. Lai Chung Wing, Robert as an Independent Non-executive Director of the Company		For	253000	0	0	0
8	Authorize the Board of Directors of the Company to fix the Directors' remuneration		For	253000	0	0	0
9	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration		For	253000	0	0	0
10
Authorize the Directors of the Company [Directors] to allot, issue or otherwise deal with additional shares of the
Company [Shares] or securities convertible into Shares, or
options, warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such power be
and is hereby generally and unconditionally during and after the end  of the relevant period, not exceeding 20% of the
aggregate nominal of the issued share capital of the
Company otherwise than pursuant to: i) a Rights Issue; ii)
the exercise of rights of subscription or conversion under
the terms of any warrants issued by the Company or any
securities which are convertible into Shares; iii) the exercise of any option scheme or similar arrangement; or iv) any
			For	0	253000	0	0

scrip dividend or similar arrangement providing for the
allotment of Shares in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of
the Company ; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is  required by any applicable laws or the Articles
of Association of the Company to be held]

11
Authorize the Directors of the Company ["Directors"] during
the relevant period to repurchase shares of the Company
["Shares"] or securities convertible into Shares on The
Stock Exchange of Hong Kong Limited ["Stock Exchange"]
or on any other stock exchange on which the securities of
the Company may be listed and recognized for this purpose
by the Securities and Futures Commission of Hong Kong
and the Stock Exchange under the Hong Kong Code on
Share Repurchases and, subject to and in accordance with
all applicable laws and regulations, the aggregate nominal
amount of the securities which may be repurchased by the
Company pursuant to paragraph (a) of this Resolution
during the relevant period shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the passing of this
Resolution and the approval granted under paragraph (a) of
this Resolution shall be limited accordingly; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is  required by any applicable
laws or the Articles of Association of the Company to be
held]
			For	253000	0	0	0
12
Approve, conditional upon the passing of Resolutions 5A
and 5B, the general mandate granted to the Directors of the
Company to allot, issue or otherwise deal with shares of the
Company pursuant to Resolution 5A above be extended by
the addition to the aggregate nominal amount of the shares
of the Company of an amount representing the aggregate
nominal amount of the share capital of the Company
repurchased by the Company under the authority granted
pursuant to Resolution 5B above, provided that such
amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of the passing of this Resolution
			For	0	0	253000	0
13	Amend the Articles 2, 7, 54(A), 60, 63, 64, 65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146, 147, 148, 149, 150 and 151 of the Articles of Association of the Company, as specified		For	253000	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
HSBC HOLDINGS PLC, LONDON
Cusip/Sedol:	6158163			Meeting Type:		Annual General Meeting
Ticker:	5 HK			Meeting Date:		22-May-2009
ISIN	GB0005405286			Vote Deadline Date:		14-May-2009
Agenda	701873463	Management		Total Ballot Shares:		722357
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the annual accounts and reports of the Directors and of the Auditor for the YE 31 DEC 2008		For	107666	0	0	0
2	Approve the Director's remuneration report for YE 31 DEC 2008		For	107666	0	0	0
3	Re-elect Mr. S.A. Catz as a Director		For	107666	0	0	0
4	Re-elect Mr. V.H.C Cheng as a Director		For	107666	0	0	0
5	Re-elect Mr. M.K.T Cheung as a Director		For	107666	0	0	0
6	Re-elect Mr. J.D. Coombe as a Director		For	107666	0	0	0
7	Re-elect Mr. J.L. Duran as a Director		For	107666	0	0	0
8	Re-elect Mr. R.A. Fairhead as a Director		For	107666	0	0	0
9	Re-elect Mr. D.J. Flint as a Director		For	107666	0	0	0
10	Re-elect Mr. A.A. Flockhart as a Director		For	107666	0	0	0
11	Re-elect Mr. W.K. L. Fung as a Director		For	107666	0	0	0
12	Re-elect Mr. M.F. Geoghegan as a Director		For	107666	0	0	0
13	Re-elect Mr. S.K. Green as a Director		For	107666	0	0	0
14	Re-elect Mr. S.T. Gulliver as a Director		For	107666	0	0	0
15	Re-elect Mr. J.W.J. Hughes-Hallett as a Director		For	107666	0	0	0
16	Re-elect Mr. W.S.H. Laidlaw as a Director		For	107666	0	0	0
17	Re-elect Mr. J.R. Lomax as a Director		For	107666	0	0	0
18	Re-elect Sir Mark Moody-Stuart as a Director		For	107666	0	0	0
19	Re-elect Mr. G. Morgan as a Director		For	107666	0	0	0
20	Re-elect Mr. N.R.N. Murthy as a Director		For	107666	0	0	0
21	Re-elect Mr. S.M. Robertson as a Director		For	107666	0	0	0
22	Re-elect Mr. J.L. Thornton as a Director		For	107666	0	0	0
23	Re-elect Sir Brian Williamson as a Director		For	107666	0	0	0
24	Reappoint the Auditor at remuneration to be determined by the Group Audit Committee		For	107666	0	0	0
25	Authorize the Directors to allot shares		For	107666	0	0	0
26	Approve to display pre-emption rights		For	107666	0	0	0
27	Authorize the Company to purchase its own ordinary shares		For	107666	0	0	0
28	Adopt new Articles of Association with effect from 01 OCT 2009		For	107666	0	0	0
29	Approve general meetings being called on 14 clear days' notice		For	107666	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		Annual General Meeting
Ticker:	1138 HK			Meeting Date:		25-May-2009
ISIN	CNE1000002S8			Vote Deadline Date:		15-May-2009
Agenda	701893833	Management		Total Ballot Shares:		4560000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 audited financial statements of the Company		For	568000	0	0	0
2	Approve the 2008 report of the Board of Directors of the Company		For	568000	0	0	0
3	Approve the 2008 report of the Supervisory Committee of the Company		For	568000	0	0	0
4	Approve the recommended 2008 final dividend of RMB 0.30 [before Tax] per share		For	568000	0	0	0
5
Approve the remuneration of the Directors, the Supervisors
and the Senior Management of the Company for 2009: the
total remuneration of the Company's Directors [the
Director(s)], the Supervisors [the Supervisor(s)] and Senior
Management [the Senior Management] amounted to RMB
4,827,000 [before Tax] for the year 2008, on the premises
of achieving the targets for operation management, safety
and economic efficiencies, it is proposed that the same
remuneration standards of the Directors, Supervisors and
Senior Management in 2008 be adopted for that of 2009, it
is proposed that the allowances for the 4 Independent
Directors and 1 Independent Supervisor to adopt the same
standards as those in 2008, that is RMB 80,000 per year
[before Tax] respectively
			For	568000	0	0	0
6	Re-appoint Vocation International Certified Public Accountant Company Ltd. and UHY Vocation HK CPA Limited as the domestic and international Auditors of the Company for 2009, respectively, and authorize the Board of Directors of the Company to determine their remuneration		For	568000	0	0	0
7	Re-elect Mr. Li Shaode as an Executive Director of the Company		For	568000	0	0	0
8	Re-elect Mr. Ma Zehua as an Executive Director of the Company		For	568000	0	0	0
9	Re-elect Mr. Lin Jianqing as an Executive Director of the Company		For	568000	0	0	0
10	Re-elect Mr. Wang Daxiong as an Executive Director of the Company		For	568000	0	0	0
11	Re-elect Mr. Zhang Guofa as an Executive Director of the Company		For	568000	0	0	0
12	Elect Mr. Mao Shijia as an Executive Director of the Company		For	568000	0	0	0
13	Elect Mr. Qiu Guoxuan as an Executive Director of the Company		For	568000	0	0	0
14	Elect Mr. Zhu Yongguang as an Independent Non-executive Director of the Company		For	568000	0	0	0
15	Elect Mr. Gu Gongyun as an Independent Non-executive Director of the Company		For	568000	0	0	0
16	Elect Mr. Zhang Jun as an Independent Non-executive Director of the Company		For	568000	0	0	0
17	Elect Mr. Lu Wenbin as an Independent Non-executive Director of the Company		For	568000	0	0	0
18	Re-elect Mr. Kou Laiqi as a Supervisor of the Company		For	568000	0	0	0
19	Re-elect Mr. Xu Hui as a Supervisor of the Company		For	568000	0	0	0
20	Re-elect Mr. Yan Zhichong as a Supervisor of the Company		For	568000	0	0	0
21	Re-elect Mr. Yu Shicheng as a Supervisor of the Company		For	568000	0	0	0
22
Approve to add 1 more clause at the end of Article 179 such
that Article 179 read as follows: Clause 1: unless
specifically resolved at a general meeting, dividends of the
Company shall be distributed once a year, upon
authorization by a general meeting, the Board of Directors
and may distribute and pay interim dividend, provided that
the amount of the interim dividend shall not be more than
50% of the interim profit of the Company unless otherwise
required by the Directors and relevant administrative Laws
and regulations; Clause 2: the Profit Distribution Policy of the Company shall maintain its continuity and stability
			For	568000	0	0	0
23
Approve that Clause 3 of Article 12 shall be changed from:
the business scope of the Company covers vessel trading,
container manufacturing and repair, purchase and sale of
vessel accessories and consultation on and transfer of ship
technology to the business scope of the Company covers
vessel trading, container manufacturing and repair,
purchase and sale of vessel accessories, consultation on
and transfer of ship technology, maritime affairs
management, engineering management, maintenance and
repair services for bulk cargo vessels and oil vessels in
domestic coastal regions and international vessel
management
			For	568000	0	0	0
24	Authorize the Senior Management of the Company, subject to the passing of Resolution 9B, to make such further relevant amendments as necessary to the business scope in the business license of the Company pursuant to the proposed Resolution 9B in accordance with the requirements of the State Administration for Industry and Commerce and other relevant Governmental Authorities		For	568000	0	0	0
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		Annual General Meeting
Ticker:	548 HK			Meeting Date:		26-May-2009
ISIN	CNE100000478			Vote Deadline Date:		18-May-2009
Agenda	701893554	Management		Total Ballot Shares:		6654000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the report of the Directors for the year 2008		For	1450000	0	0	0
3	Receive and approve the report of the Supervisory Committee for the year 2008		For	1450000	0	0	0
4	Approve the audited accounts for the year 2008		For	1450000	0	0	0
5	Approve the distribution scheme of profits for the year 2008 [including declaration of final dividend]		For	1450000	0	0	0
6	Approve the budget report for the year 2009		For	1450000	0	0	0
7	Re-appoint Messrs. PricewaterhouseCoopers [Certified Public Accountants, Hong Kong] as the International Auditors and PricewaterhouseCoopers Zhong Tian CPAs Company Ltd. as the Statutory Auditors of the Company for 2009 at the annual audit fees of RMB 3,350,000 in total		For	1450000	0	0	0
8	Approve the formulation of the Management measures for the special fees of 3 meetings		For	1450000	0	0	0
9	Amend the Articles of Association and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	1450000	0	0	0
10	Amend the rules of procedures for the shareholders' general meetings and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	1450000	0	0	0
11	Amend the rules of procedures of the Board of Directors and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	1450000	0	0	0
12	Amend the rules of procedures for the Supervisory Committee and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	1450000	0	0	0
CNOOC LTD
Cusip/Sedol:	B00G0S5			Meeting Type:		Annual General Meeting
Ticker:	883 HK			Meeting Date:		27-May-2009
ISIN	HK0883013259			Vote Deadline Date:		22-May-2009
Agenda	701902163	Management		Total Ballot Shares:		9336000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.		None		Non Voting
2	Receive and approve the audited statement of accounts together with the report of the Directors and Independent Auditors report thereon for the YE 31 DEC 2008		For	670000	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	670000	0	0	0
4	Re-elect Mr. Wu Guangqi as an Executive Director		For	670000	0	0	0
5	Re-elect Mr. Cao Xinghe as a Non-executive Director		For	670000	0	0	0
6	Re-elect Mr. Wu Zhenfang as a Non-executive Director		For	670000	0	0	0
7	Re-elect Dr. Edgar W.K. Cheng as an Independent Non- Executive Director		For	670000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of each of the Directors		For	670000	0	0	0
9	Re-appoint the Company's Independent Auditors and authorize the Board of Directors to fix their remuneration		For	670000	0	0	0
10
Authorize the Directors, subject to this resolution, during the
Relevant Period [as hereinafter specified], to repurchase
shares in the capital of the Company on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] or on
any other exchange on which the shares of the Company
may be listed and recognized by the Securities and Futures
Commission of Hong Kong and The Stock Exchange for this
purpose [Recognized Stock Exchange], subject to and in
accordance with all applicable Laws, Rules and regulations
and the requirements of the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited
[the Listing Rules], or of any other Recognized Stock
Exchange and the articles of association [the Articles] of the
Company; the aggregate nominal amount of shares of the
Company which the Company is authorized to repurchase
pursuant to the approval in this resolution shall not exceed
			For	670000	0	0	0

10% of the aggregate nominal amount of the share capital
of the Company in issue as at the date of the passing of this resolution; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next annual general meeting of the Company is required by any applicable laws
or the Articles of the Company to be held]

11
Authorize the Directors, subject to the following provisions of this resolution, during the Relevant Period [as hereinafter specified], to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers,
agreements and options [including bonds, notes, warrants,
debentures and securities convertible into shares of the
Company] which would or might require the exercise of
such powers be and is hereby generally and unconditionally
approved; to make or grant offers, agreements and options
[including bonds, notes, warrants, debentures and securities convertible into shares of the Company] which would or
might require the exercise of such powers after the end of
the Relevant Period; the aggregate nominal amount of
share capital of the Company allotted or agreed
conditionally or unconditionally to be allotted, issued or dealt with [whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this resolution,
otherwise than pursuant to: i) a Rights Issue [as hereinafter specified]; ii) an issue of shares pursuant to any specific
authority granted by shareholders of the Company in
general meeting, including upon the exercise of rights of
subscription or conversion under the terms of any warrants
issued by the Company or any bonds, notes, debentures or
securities convertible into shares of the Company; iii) an
issue of shares pursuant to the exercise of any option
granted under any share option scheme or similar
arrangement for the time being adopted by the Company
and/or any of its subsidiaries; iv) any scrip dividend or
similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Articles of the Company;
			For	0	670000	0	0
	or v) any adjustment, after the date of grant or issue of any
	options, rights to subscribe or other securities referred to
	above, in the price at which shares in the Company shall be
	subscribed, and/or in the number of shares in the Company
	which shall be subscribed, on exercise of relevant rights
	under such options, warrants or other securities, such
	adjustment being made in accordance with, or as
	contemplated by, the terms of such options, rights to

subscribe or other securities, shall not exceed 20% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of this
resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next annual general meeting of the
Company is required by any applicable laws or the Articles
of the Company to be held]

12
Authorize the Directors, subject to the passing of the
Resolutions Numbered B.1 and B.2, to allot, issue and deal
with additional shares of the Company pursuant to
Resolution Numbered B.2 be and hereby extended by the
addition to it of an amount representing the aggregate
nominal amount of the shares in the capital of the Company
which are repurchased by the Company pursuant to and
since the granting to the Company of the general mandate
to repurchase shares in accordance with resolution
numbered B1 set out in this notice, provided that such
extended amount shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
issue as at the date of the passing of this resolution
			For	0	0	670000	0
13	Amend Article 85 of the Articles of Association of the Company as specified		For	670000	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN THE TEXT OF THE COMMENT. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
DENWAY MTRS LTD
Cusip/Sedol:	6263766			Meeting Type:		Annual General Meeting
Ticker:	203 HK			Meeting Date:		02-Jun-2009
ISIN	HK0203009524			Vote Deadline Date:		28-May-2009
Agenda	701924450	Management		Total Ballot Shares:		11178000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and consider the audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2008		For	1864000	0	0	0
3	Declare a final dividend		For	1864000	0	0	0
4	Re-elect Mr. Zeng Qinghong as a Director		For	1864000	0	0	0
5	Re-elect Mr. Yang Dadong as a Director		For	1864000	0	0	0
6	Re-elect Mr. Yao Yiming as a Director		For	1864000	0	0	0
7	Re-elect Mr. Cheung Doi Shu as a Director		For	1864000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of the Directors		For	1864000	0	0	0
9	Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration of the Auditors		For	1864000	0	0	0
10
Authorize the Directors of the Company, subject to
repurchase shares in the capital of the Company on The
Stock Exchange of Hong Kong Limited [the "Stock
Exchange"] or on any other stock exchange on which the
shares of the Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purpose, subject to and in accordance
with all applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock Exchange
or of any other stock exchange as amended from time to
time; approve the aggregate nominal amount of shares of
the Company to be repurchased by the Company shall not
			For	1864000	0	0	0

exceed 10% of the aggregate nominal amount of the issued
share capital of the Company at the date of the passing of
this resolution and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

11
Authorize the Directors of the Company, subject to allot,
issue and deal with additional shares in the capital of the
Company and to make and grant offers, agreements and
options [including warrants, bonds, debentures, notes and
other securities which carry rights to subscribe for or are
convertible into shares of the Company] which would or
might require shares to be allotted and after the end of the relevant period; approve the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors of the Company, otherwise
than pursuant to (a) a Rights Issue [as hereinafter defined];
or (b) an issue of shares upon the exercise of subscription
rights under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of
shares or rights to acquire shares of the Company; or (c)
any issue of shares pursuant to the exercise of rights of
subscription or conversion under the terms of any existing
warrants, bonds, debentures, notes and other securities of
the Company which carry rights to subscribe for or are
convertible into shares of the Company; or (d) an issue of
shares pursuant to any scrip dividend or similar
arrangement providing for the allotment of shares in lieu of the whole or part of the dividend on shares of the Company
in accordance with the Articles of Association of the
Company, shall not exceed 20% of the aggregate nominal
amount of the issued share capital of the Company at the
date of the passing of this resolution and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the
			For	0	1864000	0	0
	expiration of the period within which the next AGM of the
	Company is required by law to be held]
12
Approve that the conditional upon the passing of the
ordinary resolutions in items 5 and 6 as specified, the
general mandate granted to the Directors of the Company
to exercise the powers of the Company to allot, issue and
deal with any additional shares of the Company pursuant to
ordinary resolution in item 6 as specified be and is hereby
extended by the addition thereto of an amount representing
the aggregate nominal amount of the share capital of the
Company repurchased by the Company under the authority
granted pursuant to ordinary resolution in item 5 as
specified, provided that such extended amount shall not
exceed 10% of the aggregate nominal amount of the issued
share capital of the Company at the date of the passing of
this resolution
			For	1864000	0	0	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
U-MING MARINE TRANSPORT CORPORATION
Cusip/Sedol:	6911377			Meeting Type:		Annual General Meeting
Ticker:	2606 TT			Meeting Date:		02-Jun-2009
ISIN	TW0002606001			Vote Deadline Date:		26-May-2009
Agenda	701958792	Management		Total Ballot Shares:		529000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 544570 DUE TO DELETION OF
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	The 2008 business operations		None		Non Voting
3	The 2008 financial statements		None		Non Voting
4	The 2008 audited reports		None		Non Voting
5	Approve the 2008 financial statements		For	435000	0	0	0
6	Approve the 2008 profit distribution, proposed cash dividend: TWD 6 per share		For	435000	0	0	0
7	Approve to revise the procedures of monetary loans		For	435000	0	0	0
8	Approve to revise the procedures of endorsement and guarantee		For	435000	0	0	0
9	Extraordinary motions		Abstain	0	0	435000	0
ANGANG STEEL COMPANY LTD
Cusip/Sedol:	6015644			Meeting Type:		Annual General Meeting
Ticker:	347 HK			Meeting Date:		12-Jun-2009
ISIN	CNE1000001V4			Vote Deadline Date:		04-Jun-2009
Agenda	701924361	Management		Total Ballot Shares:		2046801
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the report of the Board of Directors of the Company for 2008		For	580000	0	0	0
2	Receive the report of the Supervisory Committee of the Company for 2008		For	580000	0	0	0
3	Approve the audited financial statements of the Company for 2008		For	580000	0	0	0
4	Approve the proposal for distribution of the profits of the Company for 2008		For	580000	0	0	0
5	Approve the proposed remuneration of the Directors of the Company for 2008		For	580000	0	0	0
6	Approve the proposed remuneration of the Supervisors of the Company for 2008		For	580000	0	0	0
7	Appoint Zhong Rui Yue Hua Certified Public Accountants and RSM Nelson Wheeler Certified Public Accountants as the Domestic and International Auditor of the Company, respectively, for 2008, and authorize the Board of Directors of the Company to determine their remunerations		For	580000	0	0	0
8
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
9	Appoint Mr. Zhang Xiaogang as a Executive Director of the Company		For	580000	0	0	0
10	Appoint Mr. Tang Fuping as a Executive Director of the Company		For	580000	0	0	0
11	Appoint Mr. Yang Hua as a Executive Director of the Company		For	580000	0	0	0
12	Appoint Mr. Yu Wanyuan as a Executive Director of the Company		For	580000	0	0	0
13	Appoint Mr. Chen Ming as a Executive Director of the Company		For	580000	0	0	0
14	Appoint Mr. Fu Jihui as a Executive Director of the Company		For	580000	0	0	0
15	Appoint Mr. Li Shijun as a Independent Non-executive Director of the Company		For	580000	0	0	0
16	Appoint Mr. Ma Guoqiang as a Independent Non-executive Director of the Company		For	580000	0	0	0
17	Appoint Mr. Liu Wei as a Independent Non-executive Director of the Company		For	580000	0	0	0
18	Appoint Mr. Ma Chiu-Cheung, Andrew as a Independent Non-executive director of the Company		For	580000	0	0	0
19
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
SUPERVISOR. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
20	Approve the appointment of Mr. Wen Baoman as the shareholders' representative Supervisors of the Company		For	580000	0	0	0
21	Approve the appointment of Mr. Shan Mingyi as the shareholders' representative Supervisors of the Company		For	580000	0	0	0
22	Amend the Articles of Association of the Company and authorize i) any Director of the Company to deal with the relevant matters or to execute any documents in relation to such amendments, and (ii) the Board of Directors or the Supervisory Committee of the Company to make amendments to the Rules for the Procedures of the Meetings of the Board of the Company or the Rules for the Procedures of the Meetings of the Supervisory Committee of the Company in accordance with the amended Articles of Association of the Company; Articles as follow: Article 141, 164[8], 191, 193, 240; as specified		For	580000	0	0	0
PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Cusip/Sedol:	B0217K9			Meeting Type:		Annual General Meeting
Ticker:	INCO IJ			Meeting Date:		12-Jun-2009
ISIN	ID1000099104			Vote Deadline Date:		10-Jun-2009
Agenda	701978061	Management		Total Ballot Shares:		1345500
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Board of Directors report for book year 2008 including the Board of Commissioners report regarding their supervision duty		For	1038000	0	0	0
2	Ratify the financial report and the partnership and community development program for book year 2008		For	1038000	0	0	0
3	Approve the utilization of Company net profit for Book Year 2008		For	1038000	0	0	0
4	Approve the determination on remuneration for the Board of Management for book year 2009		For	1038000	0	0	0
5	Authorize the Board of Directors to appoint Independent Public Accountant to audit Company's books for book year 2009 and approve to determine their honorarium		For	1038000	0	0	0
6	Approve the implementation of regulation of the Ministry of State owned enterprise no. per 05/mbu/2008		For	1038000	0	0	0
7	Approve the change in the Board of Management structure		For	1038000	0	0	0
CHINA STL CORP
Cusip/Sedol:	6190950			Meeting Type:		Annual General Meeting
Ticker:	2002 TT			Meeting Date:		19-Jun-2009
ISIN	TW0002002003			Vote Deadline Date:		12-Jun-2009
Agenda	701977576	Management		Total Ballot Shares:		968619
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business reports		None		Non Voting
2	The 2008 audited reports reviewed by Supervisors		None		Non Voting
3	The issuance status of local convertible bond		None		Non Voting
4	The status of 2008 Treasury Stock Buyback		None		Non Voting
5	Ratify the 2008 business and financial reports		For	742335	0	0	0
6	Ratify the 2008 earnings distribution proposal [proposed cash dividend: TWD 1.3/sharers]		For	742335	0	0	0
7	Approve to raise capital by issuing new shares from earnings [proposed STK dividend: 43shares / 1000shares]		For	742335	0	0	0
8	Approve to revise the Articles of Incorporation		For	742335	0	0	0
9	Approve to revise the procedures of acquisition or disposal of asset		For	742335	0	0	0
10	Approve the procedures of endorsements and guarantees		For	742335	0	0	0
11	Approve to release the Directors from non-competition duties		For	742335	0	0	0
12	Other issues and extraordinary motions		Abstain	0	0	742335	0
SHIN ZU SHING CO LTD
Cusip/Sedol:	B02GHN7			Meeting Type:		Annual General Meeting
Ticker:	3376 TT			Meeting Date:		19-Jun-2009
ISIN	TW0003376000			Vote Deadline Date:		12-Jun-2009
Agenda	701974784	Management		Total Ballot Shares:		167174
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business operations		None		Non Voting
2	The 2008 audited reports		None		Non Voting
3	The status of asset acquisition or disposal		None		Non Voting
4	The status of endorsement and guarantee		None		Non Voting
5	The status of investment in People's Republic of China		None		Non Voting
6	The status of the 2005, 2006 cash injection and the 2008 local unsecured convertible bonds		None		Non Voting
7	The revision to the rules of the Board meeting		None		Non Voting
8	Approve the 2008 business reports and financial statements		For	167174	0	0	0
9	Approve the 2008 profit distribution, proposed cash dividend: TWD 4 per share		For	167174	0	0	0
10	Approve to revise the Articles of Incorporation		For	167174	0	0	0
11	Approve the issuance of new shares from retained earnings and staff bonus, proposed stock dividend: 100 for 1,000 shares held		For	167174	0	0	0
12	Approve to revise the procedures of monetary loans, endorsement and guarantee		For	167174	0	0	0
13	Extraordinary motions		Abstain	0	0	167174	0
WISTRON CORP
Cusip/Sedol:	6672481			Meeting Type:		Annual General Meeting
Ticker:	3231 TT			Meeting Date:		23-Jun-2009
ISIN	TW0003231007			Vote Deadline Date:		17-Jun-2009
Agenda	701972211	Management		Total Ballot Shares:		592469
Last Vote Date:	27-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Business Report of Year 2008		None		Non Voting
2	Supervisors' Audit Report		None		Non Voting
3	The Report regarding the revision of Rules and Procedures of Board of Directors Meeting		None		Non Voting
4	Submitting [by the Board of Directors, "BOD"] the Company's business report and financial statements for year 2008 for ratification		For	592469	0	0	0
5	Submitting [by the Board of Directors] the proposal for earnings distribution for Year 2008 for ratification.		For	592469	0	0	0
6	Submitting [by the Board of Directors] a resolution that the Company increases capital by capitalization of the 2008 earnings distribution and issues new shares for discussion.		For	592469	0	0	0
7	Submitting [by the Board of Directors] a proposal to amend certain part of the Company's Articles of Incorporation		For	592469	0	0	0
8	Submitting [by the Board of Directors] a proposal to amend certain part of the Company's "Election Regulations of Directors and Supervisors".		For	592469	0	0	0
9	Elect Mr. James K.F. Wu [Kuo-FengWu] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
10	Elect Mr. John Hsuan [Min-ChihHsuan] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
11	Elect Mr. Michael Tsai [Kuo-Chih Tsai] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
12	Elect Mr. Victor C.J. Cheng [Chung-JenCheng] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
13	Elect Mr. Simon Lin [Hsien-Ming Lin] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
14	Elect Mr. Stan Shih [Chen-Jung Shih] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
15	Elect Mr. Haydn Hsieh [hong-Po Hsieh] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
16	Elect Mr. Philip Peng [Chin-Bing Peng] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
17	Elect Mr. Robert Huang [Po-Tuan Huang] for the fifth Board of Directors [including Independent Directors] of the Company		For	592469	0	0	0
18	Submitting [by the Board of Directors] a proposal to release the non-compete restriction of a Board of Director elected as an individual or as a legal representative.		For	592469	0	0	0
19	Submitting [by the Board of Directors] a resolution to amend certain part of the Company's Procedures Governing Endorsement and Guarantee.		For	592469	0	0	0
20	Submitting [by the Board of Directors] a resolution to amend certain part of the Company's Procedures Governing Loaning of Funds.		For	592469	0	0	0
21	Submitting [by the Board of Directors] a resolution to amend certain part of the Company's Procedures of Assets Acquisition and Disposal.		For	592469	0	0	0
22	Submitting [by the Board of Directors] a resolution to amend certain part of the Company's Policies and Procedures Governing Foreign Exchange Risk Management of Financial Transactions.		For	592469	0	0	0
23	Submitting [by the Board of Directors] a resolution to amend certain part of the Company's Regulations for Long term and Short term Investment Management.		For	592469	0	0	0
24	Submitting [by the Board of Directors] a resolution for discussion regarding issuing Series A preferred shares by private placement to expand the operation scope and to bring strategic investors.		For	592469	0	0	0
25	Submitting [by the Board of Directors] a resolution for discussion on issuance of new shares for capital increase in cash up to 150,000,000 common shares with the purpose to issue GDR for the funds needed for overseas material purchase		For	592469	0	0	0
26	Submitting [by the Board of Directors] a resolution for discussion regarding tax exemption from profit-enterprise income tax as the Company is qualified as new and developing important strategic industry after issuance of new shares from the capital increase by earnings recapitalization in Year 2006		For	592469	0	0	0
27	Submitting [by the Board of Directors] a resolution for discussion regarding tax exemption from profit-enterprise income tax as the Company is qualified as new and developing important strategic industry after issuance of new shares from the capital increase by earnings recapitalization in Year 2007and capital increase by cash injection in Year 2008.		For	592469	0	0	0
28	Extemporary Motion		None		Non Voting
29	Adjournment		For	592469	0	0	0
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		Annual General Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701946571	Management		Total Ballot Shares:		1722000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 report of the Board of Directors		For	296000	0	0	0
2	Approve the 2008 report of the Supervisory Committee		For	296000	0	0	0
3	Approve the proposal for the distribution of profits after tax for the year 2008		For	296000	0	0	0
4	Approve the 2008 annual report of the Company		For	296000	0	0	0
5
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
6	Elect Mr. Si Zefu as an Non-Independent Director		For	296000	0	0	0
7	Elect Mr. Zhang Xiaolun as an Non-Independent Director		For	296000	0	0	0
8	Elect Mr. Wen Shugang as an Non-Independent Director		For	296000	0	0	0
9	Elect Mr. Huang Wei as an Non-Independent Director		For	296000	0	0	0
10	Elect Mr. Zhu Yuanchao as an Non-Independent Director		For	296000	0	0	0
11	Elect Mr. Zhang Jilie as an Non-Independent Director		For	296000	0	0	0
12	Elect Mr. Chen Xiaoyue as an Independent Non-Executive Director		For	296000	0	0	0
13	Elect Mr. Li Yanmeng as an Independent Non-Executive Director		For	296000	0	0	0
14	Elect Mr. Zhao Chunjun as an Independent Non-Executive Director		For	296000	0	0	0
15	Elect Mr. Wen Bingyou as a Supervisor		For	296000	0	0	0
16	Elect Mr. Wen Limin as a Supervisor		For	296000	0	0	0
17	Approve to determine the Directors' remuneration of the Members of the 6th Board		For	296000	0	0	0
18	Approve to determine Supervisors' remuneration of the Members of the 6th Supervisory Committee		For	296000	0	0	0
19
Approve that the Company may send or supply Corporate
Communications to its Shareholders of H Shares [in relation
to whom the conditions set out below are met] by making
such Corporate Communications available on the
Company's own website [www.dec-ltd.cn] and the website
[www.hkex.com.hk] of The Stock Exchange of Hong Kong
Limited or in printed forms [in English only, in Chinese only or in both English and Chinese], and to authorize any
Director of the Company for and on behalf of the Company
to sign all such documents and/or do all such things and
acts as the director may consider necessary or expedient
and in the interest of the Company for the purpose of
effecting or otherwise in connection with the Company's
proposal of communication with its shareholders of H
Shares through the Company's website and the website of
The Stock Exchange of Hong Kong Limited or in printed
forms; the supply of Corporate communications by making
such Corporate communications available on the
Company's own website and the website of The Stock
Exchange of Hong Kong Limited is subject to the fulfillment
of the following conditions: (i) each holder of H Shares has been asked individually by the Company to agree that the
Company may send or supply corporate communications
generally, or the corporate communication in question, to
him by means of the Company's own website; and (ii) the
Company has not received a response indicating objection
from the holder of H Shares within a period of 28 days
starting from the date on which the Company's request was
sent
			For	296000	0	0	0
20	Amend the Articles of Association [as specified], and authorize the Board [1] to handle relevant filing, change and registration procedures [if necessary] arising from amendments to the Articles of Association of the Company; [2] to handle the relevant procedures regarding amendment of the Articles of Association with the relevant PRC government authorities; [3] and other relevant matters		For	296000	0	0	0
21	Authorize the Board of the Company, subject to separately or concurrently issue, allot and deal with additional shares of A shares and/or H shares during the relevant period [as specified] and to make or grant offers, agreements and/or options for such matters, other than the shares issued pursuant to rights issue, any acquisition proposal in relation to any option shares of the Company, any shares issue proposal in lieu of dividend or similar arrangements or the shares issued as approved by the general meeting, the		For	0	296000	0	0

aggregate number of A Shares and/or H Shares to be
issued or allotted as approved by the Board or issued or
allotted as agreed conditionally or unconditionally by the
Board, [whether to be based on options or other methods],
respectively shall not exceed 20% of the A Shares and/or H
Shares issued by the Company as at the date of the
passing of this special resolution; the Board will only
exercise its power under the general mandate in
compliance with the Company law of the People's Republic
of China and the Rules Governing the Listing of Securities
on the Stock Exchange of Hong Kong Limited and only if
approvals [if necessary] from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained, when the Board
carries out the A Shares issue proposal as per the general
mandate, the A shares issue proposal to be submitted by
the Board will still be subject to the approval of the general meeting if the PRC Domestic Laws and regulations
stipulated so; furthermore, if the Board exercises the
general mandate and issue A Share while the relevant
regulatory authorities in the PRC has reviewed the same
but approval has not yet been granted, the general mandate
granted to the Board in connection with H Share issue shall
remain in force; (4) for the purposes of this special
resolution, "A shares" means RMB Domestic Ordinary
Shares with a par value of RMB 1, which are listed on the
Shanghai Stock Exchange and shall be subscribed/paid
with Renminbi; "H shares" means overseas listed foreign
shares with a par value of RMB 1, which are listed on the
Stock Exchange of Hong Kong Stock Limited and shall be
subscribed/ paid with Hong Kong dollars; [Authority expires

	earlier at the conclusion of the next AGM of the Company or
	16 MAY 2010]
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		Class Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701950164	Management		Total Ballot Shares:		1722000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: Class of shares to be issued and nominal value: A Shares, with nominal value of RMB 1.00 per A Share		For	0	296000	0	0
2	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: Manner of issue: Non-public issue, the Company will issue new A Shares to not more than 10 investors at such time as it considers appropriate within 6 months following the Proposed Placing by CSRC		For	0	296000	0	0
3
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: targets to whom the shares are to be issued:
not more than 10 investors, including DEC and securities
investment fund management Companies, Securities
Companies, Trust Investment Companies, Finance
Companies, insurance institutional investors and other
qualified investors, the actual placees will be determined by the Company after the necessary approvals of the
Proposed Placing have been obtained and based on the
prices offered by the target investors
			For	0	296000	0	0
4	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: lock-up periods: for DEC: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 36 months from the date of issue of such A Shares, for other investors: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 12 months from the date of issue of such A Shares		For	0	296000	0	0
5	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: manner of subscription: all subscribers will subscribe in cash for the new A Shares to be issued pursuant to the Proposed Placing		For	0	296000	0	0
6
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: number of new A Shares to be issued: up to
145,000,000 new A Shares, among which DEC will
subscribe for not less than the higher of [a] 30,000,000 new
A Shares and [b] 50% of the total number of new A Shares
to be issued pursuant to the Proposed Placing; the actual
number of new A Shares to be issued will be determined by
the Board [or its authorized person[s]] in accordance with
the authorization granted by the Shareholders, having
regard to market conditions and in consultation with the
sponsor [lead underwriter] of the Proposed Placing; the
number of new A shares to be issued under the Proposed
Placing will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the
date of issue of such new A Shares
			For	0	296000	0	0
7
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: the Price Determination Date and issue price:
the Price Determination Date of the Proposed Placing is the
date of the announcement of the Board's resolutions
passed at the 34th meeting of the 5th session of the Board;
the issue price will be not less than 90% of the average
trading price of the A Shares as quoted on the Shanghai
Stock Exchange for the Price Determination Period [which
is calculated by dividing the total turnover of the A Shares during the Price Determination Period by the total trading
			For	0	296000	0	0

volume of the A Shares during the same period]; the actual
issue price will be determined by the Board after the
necessary approvals of the Proposed Placing have been
obtained and in accordance with the authorization granted
by the Shareholders and the relevant laws, administrative
regulations and provisions in other regulatory documents,
having regard to market conditions and the price offered by
the target investors and in consultation with the sponsor
[lead underwriter] of the Proposed Placing, the issue price
will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the date of
issue of the new A Shares

8	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: place of listing: after expiry of the lock-up periods, the new A Shares to be issued pursuant to the Proposed Placing will be listed and traded on the Shanghai Stock Exchange		For	0	296000	0	0
9	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: use of proceeds: the proceeds raised from the Proposed Placing will be applied to the specified projects		For	0	296000	0	0
10	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: arrangement relating to the distributable profits of the Company accumulated but not declared: Shareholders before and after completion of the Proposed Placing will have the same rights to the distributable profits of the Company accumulated but not declared as at the date of completion of the Proposed Placing		For	0	296000	0	0
11	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: valid period of the authorization in respect of the Proposed Placing: authority expires after 12 months following the date of approval of the Proposed Placing by the Shareholders		For	0	296000	0	0
12
Approve, subject to the passing of Resolution 1, the passing of Resolution 1, Resolution 2 and Resolution 3 proposed at
the EGM and the passing of the resolutions proposed at the
Class Meeting of A Shareholders, the DEC Subscription
Agreement and the Proposed DEC Subscription
contemplated thereunder, and authorize Mr. Si Zefu, a
Director, or other Director authorized by him, to make
necessary amendments to the DEC Subscription
Agreement by way of supplemental agreement[s] before the
coming into effect and performance of such agreement in
accordance with the requirements of the relevant regulatory
authorities
			For	0	296000	0	0
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701950152	Management		Total Ballot Shares:		1722000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve that the Company has fulfilled the Issue Criteria		For	296000	0	0	0
2	Approve the Class of shares to be issued and nominal value: A Shares, with nominal value of RMB 1.00 per A Share		For	296000	0	0	0
3	Approve the Manner of issue: Non-public issue, the Company will issue new A Shares to not more than 10 investors at such time as it considers appropriate within six months following the approval of the Proposed Placing by CSRC		For	296000	0	0	0
4	Approve the Targets to whom the shares are to be issued: Not more than 10 investors, including DEC and Securities Investment Fund Management Companies, Securities Companies, Trust Investment Companies, Finance Companies, Insurance Institutional Investors and other qualified investors, the actual places will be determined by the Company after the necessary approvals of the Proposed Placing have been obtained and based on the prices offered by the Target Investors		For	296000	0	0	0
5	Approve the Lock-up periods: For DEC: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 36 months from the date of issue of such A Shares; For other investors: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 12 months from the date of issue of such A Shares		For	296000	0	0	0
6	Approve the manner of subscription: all subscribers will subscribe in cash for the new A Shares to be issued pursuant to the Proposed Placing		For	296000	0	0	0
7
Approve the number of new A Shares to be issued: up to
145,000,000 new A Shares, among which DEC will
subscribe for not less than the higher of: a) 30,000,000 new
A Shares and b) 50% of the total number of new A Shares
to be issued pursuant to the Proposed Placing; the actual
number of new A Shares to be issued will be determined by
the Board [or its authorized person(s)] in accordance with
the authorization granted by the Shareholders, having
regard to market conditions and in consultation with the
sponsor [lead underwriter] of the Proposed Placing, the
number of new A shares to be issued under the Proposed
Placing will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the
date of issue of such new A Shares
			For	296000	0	0	0
8
Approve the Price Determination Date and issue price: the
Price Determination Date of the Proposed Placing is the
date of the announcement of the Board's resolutions
passed at the 34th meeting of the 5th session of the Board;
the issue price will be not less than 90% of the average
trading price of the A Shares as quoted on the Shanghai
Stock Exchange for the Price Determination Period [which
is calculated by dividing the total turnover of the A Shares during the Price Determination Period by the total trading
volume of the A Shares during the same period]; the actual
issue price will be determined by the Board after the
necessary approvals of the Proposed Placing have been
obtained and in accordance with the authorization granted
by the Shareholders and the relevant laws, administrative
regulations and provisions in other regulatory documents,
having regard to market conditions and the price offered by
the target investors and in consultation with the sponsor
[lead underwriter] of the Proposed Placing, the issue price
will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the date of
issue of the new A Shares
			For	296000	0	0	0
9	Approve the Place of listing: after expiry of the lock-up periods, the new A Shares to be issued pursuant to the Proposed Placing will be listed and traded on the Shanghai Stock Exchange		For	296000	0	0	0
10
Approve the Use of proceeds: the proceeds raised from the
Proposed Placing will be applied to the following projects: 1)
Relocation and redevelopment project of the Hanwang
production base; 2) experiment centre project in respect of
clean and high-efficiency boiler combustion technology; 3)
Technology improvement project of million kilowatt nuclear
power conventional Island; and Replenishing working
capital as specified; among the above projects, the
technology improvement project of million kilowatt nuclear
power conventional island is one of the projects to which
part of the proceeds from the Company's previous issue of
new A Shares to non-targeted public subscribers in 2008
was intended to be applied; the Board has resolved to apply
about RMB 386 million of the net proceeds from the
previous issue mentioned above to the project; in the event
that the actual amount of net proceeds raised under the
Proposed Placing is less than the total amount of net
proceeds proposed to be applied to the Projects, the
Company will seek alternative financing to fund the shortfall;
in the event that the actual amount of net proceeds raised
under the Proposed Placing exceeds the total amount of net
proceeds proposed to be applied to the Projects, the Board
will be authorized to exercise its discretion to allocate the surplus among the Projects based on the progress and
capital requirements of the Projects; if the net proceeds
from the Proposed Placing cannot be made available in
accordance with the progress of the Projects, the Company
may fund the Projects by other available resources first and apply the net proceeds from the Proposed Placing to the
Projects as and when they are available, the capital
requirement of the Projects amounts to RMB 6,350 million;
			For	296000	0	0	0
	the amount of net proceeds from the Proposed Placing is
	expected to be not more than RMB 5,000,000,000
11	Approve the arrangement relating to the distributable profits of the Company accumulated but not declared: shareholders before and after completion of the Proposed Placing will have the same rights to the distributable profits of the Company accumulated but not declared as at the date of completion of the Proposed Placing		For	296000	0	0	0
12	Approve the valid period of the authorization in respect of the Proposed Placing: the authorization will be valid for 12 months following the date of approval of the Proposed Placing by the Shareholders		For	296000	0	0	0
13	Approve, subject to the passing of Resolutions Number 1 and 2 and the passing of the resolutions proposed at the Class Meetings, the DEC Subscription Agreement and the Proposed DEC Subscription contemplated thereunder and authorize Mr. Si Zefu, a Director, or other Director authorized by him, to make necessary amendments to the DEC Subscription Agreement by way of supplemental agreement(s) before the coming into effect and performance of such agreement in accordance with the requirements of the relevant regulatory authorities		For	296000	0	0	0
14	Approve, subject to the passing of Resolution Numbers 1, 2, 3 and the passing of the resolutions proposed at the Class Meetings, the Issue Proposal		For	296000	0	0	0
15
Authorize the Board, subject to the passing of Resolutions
Number 1, 2, 3 and the passing of the resolutions proposed
at the Class Meetings, to deal with, in its absolute
discretion, all matters relating to the Proposed Placing,
including: 1) to formulate and implement the specific
proposal for the Proposed Placing, to determine the number
of shares to be issued, the issue price, the targets to whom the shares are to be issued, the time for the issue, the
commencement and the end of the issue period and all
other matters relating to the Proposed Placing; 2) to revise the proposal for the Proposed Placing for the purposes of
complying with relevant laws and regulations or the
requirements of the relevant securities regulatory authorities
[except those matters which are required to be approved
again by the Shareholders in general meeting pursuant to
relevant laws and regulations or the Articles of Association], and to adjust and reduce the Projects before the issue of
shares pursuant to the Proposed Placing, based on factors
such as the approval of the Projects by the relevant
authority, the change in relevant market conditions and the
change in the conditions for implementing the Projects; 3)
authorize the Board, the Chairman of the Board and any
person authorized by the chairman of the Board to sign any
document relating to the Proposed Placing and complete
the procedures for all necessary or appropriate application, submission, registration and filing in relation to the
Proposed Placing; 4) authorize the Board, the Chairman of
the Board and any person authorized by the chairman of the
Board to execute, amend, supplement, deliver, submit and
implement all agreements and application documents in
relation to the Proposed Placing and to complete the
			For	296000	0	0	0
	relevant application and submission procedures; 5)

authorize the Board and the chairman of the Board to
handle the matters relating to the submission for issue of
shares pursuant to the Proposed Placing; 6) authorize the
Board to handle the matters relating to the amendment of
the Articles of Association and the relevant amendment
registration after completion of the Proposed Placing, and
all other matters in relation to the Proposed Placing; 7)
authorize the Board to adjust and reduce the proposed
amount of proceeds from the Proposed Placing to be
applied to any one or more Projects in the event that the
actual amount of net proceeds raised from the Proposed
Placing is less than the total amount of proceeds proposed
to be applied to the Projects, and to apply the surplus
proceeds for replenishing the Company's working capital in
the event that the actual amount of capital applied to the
Projects is less than the actual amount of net proceeds
raised from the Proposed Placing; 8) authorize the Board,
the chairman of the Board and any person authorized by the
chairman of the Board to handle the matters relating to the
listing on the Shanghai Stock Exchange of the new A
Shares to be issued pursuant to the Proposed Placing after
completion of the Proposed Placing; 9) authorize the Board
to deal with, in its absolute discretion, all other matters
relating to the Proposed Placing; 10) the authorizations
under Item Number 6 to Item Number 8 above will be valid
from the date of approval by the Shareholders to the expiry
of the subsisting period of the relevant matter, and the
authorizations under the other items above will be valid for
12 months following the date of approval by the
Shareholders

16	Approve, subject to the passing of Resolutions Number 1, 2, 3 and the passing of the resolutions proposed at the Class Meetings, the Feasibility Analysis Report		For	296000	0	0	0
17	Approve, subject to the passing of Resolutions Number 1, 2 and 3 and the passing of the resolutions proposed at the Class Meetings, the CSRC Waiver		For	296000	0	0	0
18	Approve the report on the Use of Previous Proceeds		For	296000	0	0	0
19	Approve the 2009 Purchase and Production Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	296000	0	0	0
20	Approve the 2009 Sales and Production Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	296000	0	0	0
21	Approve the 2009 Combined Ancillary Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	296000	0	0	0
22	Approve the 2009 Financial Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	296000	0	0	0
23	Approve the 2009 Properties and Equipment Framework Lessee Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	296000	0	0	0
JIANGXI COPPER CO LTD
Cusip/Sedol:	6000305			Meeting Type:		Annual General Meeting
Ticker:	358 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000003K3			Vote Deadline Date:		18-Jun-2009
Agenda	701947395	Management		Total Ballot Shares:		2832000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the report of the Board of Directors of the Company for the year of 2008		For	562000	0	0	0
3	Approve the report of the Supervisory Committee of the Company for the year of 2008		For	562000	0	0	0
4	Approve the audited financial statements and the Auditors' report for the year of 2008		For	562000	0	0	0
5	Approve the proposal for distribution of profit of the Company for the year of 2008		For	562000	0	0	0
6
Approve, ratify and confirm the revised Financial Services
Agreement [the "Revised Financial Services Agreement"]
entered into between JCC Finance Company Limited ["JCC
Financial"] and Jiangxi Copper Corporation ["JCC"] on 24
APR 2009 in respect of the provision of financial services by
JCC Financial to JCC and its subsidiaries from time to time
[other than the Company and its subsidiaries] [as specified]
and the transactions contemplated thereunder; the
maximum limit of the amount involved in the credit services
contemplated under the Revised Financial Services
Agreement for the period from the date on which this
resolution is passed to 31 DEC 2009 and the 2 financial
years ending 31 DEC 2010 and 31 DEC 2011 shall not
exceed RMB 922,000,000, RMB 1,402,000,000 and RMB
1,602,000,000 respectively; and authorize any Director of
the Company for and on behalf of the Company to sign,
seal, execute, perfect, deliver and do all such documents,
deeds, acts, matters and things as he may in his discretion
			For	562000	0	0	0

consider necessary or desirable or expedient for the
purpose of or in connection with the Revised Financial
Services Agreement and to make and agree such variations
of a non-material nature in or to the terms of the Revised
Financial Services Agreement as he may in his discretion
consider to be desirable and in the interests of the
Company

7	Elect Mr. Li Yihuang as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
8	Elect Mr. Li Baomin as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
9	Elect Mr. Gao Jianmin as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
10	Elect Mr. Liang Qing as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
11	Elect Mr. Gan Chengjiu as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
12	Elect Mr. Hu Qingwen as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
13	Elect Mr. Shi Jialiang as Directors of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
14	Elect Mr. Wu Jianchang as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
15	Elect Mr. Tu Shutian as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
16	Elect Mr. Zhang Rui as Directors of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
17	Elect Mr. Gao Dezhu as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	562000	0	0	0
18	Authorize the Board of Directors to enter into service contract and/or appointment letter with each of the newly elected Executive Directors and the Independent Non- executive Directors respectively subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	562000	0	0	0
19	Elect Mr. Hu Faliang as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	562000	0	0	0
20	Elect Mr. Wu Jinxing as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	562000	0	0	0
21	Elect Mr. Wan Sujuan as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	562000	0	0	0
22	Elect Mr. Xie Ming as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	562000	0	0	0
23	Elect Mr. Lin Jinliang as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	562000	0	0	0
24	Authorize the Board of Directors to enter into service contract or appointment letter with each of the newly elected Supervisors subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	562000	0	0	0
25
Approve the annual remunerations of each newly elected
Executive Directors, Independent Non-executive Directors
and the Supervisors during their terms of office as follows: i)
each Internal Executive Director is entitled to receive basic annual remuneration of RMB 700,000 [Tax inclusive] and
the remuneration committee of the Company will pursuant
to the actual increment of business to determine the annual
growth rate, but in any event which will not be more than
30%; ii) each External Executive Director is entitled to
receive annual remuneration of RMB 180,000 [Tax
inclusive]; iii) each Independent Non-executive Director is
entitled to received annual allowance [or travel expense] of
RMB 50,000 [Tax inclusive]; iv) each Supervisors [except
the External Supervisor who was being nominated by the
substantial shareholder following the recommendation of its
de facto controller] is entitled to receive basic annual
remuneration of RMB 500,000 [Tax inclusive], the
Remuneration Committee of the Company will pursuant to
the actual increment of business to determine the annual
growth rate, but in any event which will not be more than
30%; and v) the remuneration of the External Director and
Supervisor [elected after being nominated by the substantial shareholder following the recommendation of its de facto
controller] will be determined by the remuneration
committee of the Company pursuant to applicable
regulations and measures
			For	562000	0	0	0
26	Appoint Ernst & Young Hua Ming and Ernst & Young as the Company's PRC and the International Auditors for the year of 2009 and authorize the Board of Directors of the Company to determine their remunerations and any 1 Executive Director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst & Young		For	562000	0	0	0
27
Approve, subject to the limitations imposed and in
accordance with the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
[the Listing Rules], the Company Law of the People's
Republic of China [the Company Law], and other applicable
rules and regulations of the People's Republic of China [the
PRC] [in each case as amended from time to time], a
general unconditional mandate be and is hereby granted to
the Board of Directors of the Company [the Board of
Directors] to exercise once or more than once during the
Relevant Period [as defined below] all the powers of the
Company to allot and issue new overseas foreign listed
			For	0	562000	0	0

shares of the Company [H Shares] on such terms and
conditions as the Board of Directors may determine and
that, in the exercise of their power to allot and issue shares, the authority of the Board of Directors shall include [without limitation]: i) the determination of the number of the H
Shares to be issued; ii) the determination of the issue price of the new H Shares; iii) the determination of the opening
and closing dates of the issue of new H Shares; iv) the
determination of the number of new H Shares to be issued
to the existing shareholders [if any]; v) the making or
granting offers, agreements and options which might require
the exercise of such powers; upon the exercise of the
powers pursuant to as specified, the Board of Directors may
during the Relevant Period make and grant offers,
agreements and options which might require the H Shares
relating to the exercise of the authority thereunder being
allotted and issued after the expiry of the Relevant Period;
the aggregate nominal amount of the H Shares to be
allotted or conditionally or unconditionally agreed to be
allotted and issued [whether pursuant to the exercise of
options or otherwise] by the Board of Directors pursuant to
the authority granted under as specified above [excluding
any shares which may be allotted and issued upon the
conversion of the capital reserve fund into capital in
accordance with the Company Law or the Articles of
Association of the Company] shall not exceed 20% of the
aggregate nominal amount of the H Shares in issue as at
the date of passing of this Resolution; the Board of
Directors of the Company in exercising the mandate
granted under as specified above shall comply with the
Company Law, other applicable laws and regulations of the

	PRC, the Listing Rules and the rules of the stock exchanges
	and regulatory authority of the relevant places where the
	shares of the Company are listed [in each case, as
	amended from time to time] and be subject to the approval
	of the China Securities Regulatory Commission and
	relevant authorities of the PRC; [Authority expires the earlier
	of the conclusion of the next AGM of the Company or 12
	months from the date of passing of this resolution]; the
	Board of Directors shall, subject to the relevant approvals
	being obtained from the relevant authorities and to the
	compliance with the Company Law and other applicable
	Laws and regulations of the PRC, increase the Company's
	registered share capital corresponding to the relevant
	number of shares allotted and issued upon the exercise of
	the mandate given pursuant to as specified in this

Resolution; subject to the Listing Committee of The Stock
Exchange of Hong Kong Limited granting listing of, and
permission to deal in, the H Shares of the Company's share
capital proposed to be issued by the Company and to the
approval of the China Securities Regulatory Commission for
the issue of H Shares being granted, the Board of Directors, as it may deem appropriate and necessary, the Articles of
Association of the Company to reflect the change in the
share capital structure of the Company in the event of an
exercise of the authority granted under as specified to allot and issue new H Shares; authorize any 2 Directors to sign
the necessary documents, complete the necessary
procedures and take other necessary steps to complete the
allotment and issue and listing of the new H Shares

PT BUMI RESOURCES TBK
Cusip/Sedol:	6043485			Meeting Type:		MIX
Ticker:	BUMI IJ			Meeting Date:		26-Jun-2009
ISIN	ID1000068703			Vote Deadline Date:		24-Jun-2009
Agenda	701952663	Management		Total Ballot Shares:		2281000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the annual report for the YE 2008		For	2281000	0	0	0
2	Ratify the financial statements for the YE 2008		For	2281000	0	0	0
3	Approve to determine the utilization of net Company's profit for book year 2008		For	2281000	0	0	0
4	Authorize the Board of Directors to appoint Independent Public Accountant to Audit Company's books for book year 2009		For	2281000	0	0	0
5	Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to pawn or pledge of a part of or the entire shares of subsidiary Company owned directly or indirectly by the Company		For	0	2281000	0	0
6	Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its Creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to fiducia on bank bills, insurance claim, inventory, and escrow account of the Company or subsidiary Company		For	0	2281000	0	0
7	Approve to pledge a part of or the entire assets owned directly or undirectly by the Company to its Creditors, either the Creditors or the Company or the Company's subsidiary, including but unlimited to guarantee or pledge of other liquid and or fixed assets owned by the Company or subsidiary Company to obtain financing or credit from a 3rd party for the Company or subsidiary Company at present time or in the future		For	0	2281000	0	0
8	Approve to change and ratify the Commissioners structure		For	2281000	0	0	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Annual General Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701924462	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the working report of the Board of Directors of the Company [the 'Board'] for the YE 31 DEC 2008		For	872800	0	0	0
2	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	872800	0	0	0
3	Approve the audited financial statements of the Company and the group as at and for the YE 31 DEC 2008		For	872800	0	0	0
4	Approve the proposed Profit Distribution Plan of the Company for the YE 31 DEC 2008, and authorize the Board to distribute an aggregate cash dividends of RMB 1,967.36 million [tax inclusive], equivalent to RMB 0.40 [tax inclusive] per share to the shareholders of the Company		For	872800	0	0	0
5	Approve to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		For	872800	0	0	0
6	Re-appoint Grant Thornton and Shine Wing Certified Public Accountants Ltd as the Company's international and PRC Auditors, respectively, until the conclusion of the next AGM, and to determine their remuneration arrangements		For	872800	0	0	0
7	Approve to renew liability insurance for Directors, Supervisors and senior officers of the Company		For	872800	0	0	0
8	Approve the proposal regarding the use of electronic means to provide Corporate Communications to holders of H shares of the Company		For	872800	0	0	0
9	Amend the Article 2, Article 30, Article 85, Article 86, Article 87, Article 145, Article 238, Article 239, Article 247, Article 249, Article 271, Article 286 and Article 295 of the Articles of Association of the Company, and authorize any one of the Directors to make further adjustments at his discretion with reference to requirements of the relevant authorities, seek approval and make the relevant filing with the relevant authorities at the appropriate time; as specified		For	872800	0	0	0
10
Approve the Board granted an unconditional general
mandate to issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant
offers, agreements and options in respect thereof, subject to the following terms: 1) such mandate shall not extend
beyond the Relevant Period save that the Board may during
the Relevant Period make or grant offers, agreements or
options which might require the exercise of such powers
after the end of the Relevant Period; 2) the number of
shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by
the Board shall not exceed 20% of the number of H Shares
in issue as at the date of the this resolution; 3) Board will only exercise its power under such mandate in accordance
with the Company Law of the PRC and the Rules Governing
the Listing of Securities on The Stock Exchange of Hong
Kong Limited [as amended from time to time] and only if all
necessary approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained; for the purpose of the resolution;
[Authority expires the earlier of the conclusion of the next
AGM or 12 months] authorize the Board of Directors, to
issue shares pursuant to paragraph (a) of this resolution,
execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
relevant in connection with the issue of such new shares
including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant
authorities and entering into an underwriting agreement [or
any other agreement], to determine the use of proceeds and
to make all necessary filings and registrations with the
			For	0	872800	0	0
	relevant PRC, Hong Kong and other authorities, and to
	make such amendments to the articles of association of the
	Company as it thinks fit so as to reflect the increase in
	registered capital of the Company and to reflect the new
	share capital structure of the Company under the intended
	allotment and issue of the shares of the Company pursuant
	to the resolution under paragraph (a) of this resolution
11	Authorize the Board of the Company to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body; the aggregate amount of		For	872800	0	0	0

H Shares of the Company authorized to be repurchased
subject to the approval in paragraph (a) above during the
Relevant Period shall not exceed 10% of the total amount of
existing issued H Shares of the Company as at the date of
the passing of this resolution; the passing of a special
resolution with the same terms as the resolution set out in
this paragraph [except for this sub-paragraph (c)(i)] at a
class meeting for the holders of Domestic Shares of the
Company to be held on 26 JUN 2009 [or on such adjourned
date as may be applicable]; and the class meeting for the
holders of H Shares to be held on 26 JUN 2009 [or on such
adjourned date as may be applicable] for such purpose; the
approval of the relevant PRC regulatory authorities as may
be required by laws, rules and regulations of the PRC being
obtained by the Company if appropriate; and the Company
not being required by any of its creditors to repay or to
provide guarantee in respect of any amount due to any of
them [or if the Company is so required by any of its
creditors, the Company having, in its absolute discretion,
repaid or provided guarantee in respect of such amount]
authorize the Board, pursuant to the notification procedure
set out in Article 30 of the Articles of Association of the
Company; subject to the approval of all relevant PRC
regulatory authorities for the repurchase of such H Shares
being granted, (i) amend the Articles of Association of the
Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital
structure of the Company upon the repurchase of H shares
of the Company as contemplated in paragraph (a) above;
and (ii) file the amended articles of association of the
Company with the relevant governmental authorities of the

	PRC; [Authority expires the earlier of: the conclusion of the
	next AGM or 12 months]
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701927002	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Company, subject to this resolution, to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body, the aggregate
amount of H Shares of the Company to be repurchased
subject to this resolution, during the relevant period shall not exceed 10% of the total amount of existing issued H Shares
of the Company as at the date of the passing of this
resolution; approve that conditional upon: (i) the passing of a special resolution in the same terms as the resolution as
specified at the AGM of the Company to be held on 26 JUN
2009 [or on such adjourned date as may be applicable]; and
the class meeting for holders of Domestic Shares to be held
on 26 JUN 2009 [or on such adjourned date as may be
applicable]; (ii) the approval of the relevant PRC regulatory authorities as may be required by laws, rules and
regulations of the PRC being obtained by the Company if
appropriate; and (iii) the Company not being required by
any of its creditors to repay or to provide guarantee in
respect of any amount due to any of them [or if the
Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure set out in Article 30 of the Articles of Association of the Company; authorize the Board, subject
to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to: i)
amend the Articles of Association of the Company as it
			For	872800	0	0	0
	thinks fit so as to reduce the registered share capital of the

Company and to reflect the new capital structure of the
Company upon the repurchase of H Shares of the Company
as specified; and ii) file the amended Articles of Association of the Company with the relevant governmental authorities
of the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12-
month period following the passing of this special resolution]

Guinness Atkinson Asia Pacific Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

HSBC HOLDINGS PLC
Security	404280406	Meeting Type	Annual
Ticker Symbol	HBC	Meeting Date	19-Mar-2009
ISIN	US4042804066	Agenda	933009967 - Management
City	Holding Recon Date	03-Mar-2009
Country	Hong Kong	Vote Deadline Date	16-Mar-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	TO INCREASE THE COMPANY'S AUTHORISED SHARE CAPITAL	Management
02	TO AUTHORISE THE DIRECTORS TO ALLOT SHARES	Management
S3	TO DISAPPLY PRE-EMPTION RIGHTS, WHERE NECESSARY, IN CONNECTION WITH THE RIGHTS ISSUE (SPECIAL RESOLUTION)	Management
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN5	837	2700	0

HSBC HOLDINGS PLC
Security	404280406	Meeting Type	Annual
Ticker Symbol	HBC	Meeting Date	22-May-2009
ISIN	US4042804066	Agenda	933041547 - Management
City	Holding Recon Date	31-Mar-2009
Country	Hong Kong	Vote Deadline Date	18-May-2009
SEDOL(s)	Quick Code
Item	Proposal	Type	Vote	For/Against Management
01	TO RECEIVE THE REPORT AND ACCOUNTS FOR 2008	Management
02	TO APPROVE THE DIRECTORS' REMUNERATION REPORT FOR 2008	Management
3A	TO RE-ELECT S A CATZ A DIRECTOR	Management
3B	TO RE-ELECT V H C CHENG A DIRECTOR	Management
3C	TO RE-ELECT M K T CHEUNG A DIRECTOR	Management
3D	TO RE-ELECT J D COOMBE A DIRECTOR	Management
3E	TO RE-ELECT J L DURAN A DIRECTOR	Management
3F	TO RE-ELECT R A FAIRHEAD A DIRECTOR	Management
3G	TO RE-ELECT D J FLINT A DIRECTOR	Management
3H	TO RE-ELECT A A FLOCKHART A DIRECTOR	Management
3I	TO RE-ELECT W K L FUNG A DIRECTOR	Management
3J	TO RE-ELECT M F GEOGHEGAN A DIRECTOR	Management
3K	TO RE-ELECT S K GREEN A DIRECTOR	Management
3L	TO RE-ELECT S T GULLIVER A DIRECTOR	Management
3M	TO RE-ELECT J W J HUGHES-HALLETT A DIRECTOR	Management
3N	TO RE-ELECT W S H LAIDLAW A DIRECTOR	Management
3O	TO RE-ELECT J R LOMAX A DIRECTOR	Management
3P	TO RE-ELECT SIR MARK MOODY-STUART A DIRECTOR	Management
3Q	TO RE-ELECT G MORGAN A DIRECTOR	Management
3R	TO RE-ELECT N R N MURTHY A DIRECTOR	Management
3S	TO RE-ELECT S M ROBERTSON A DIRECTOR	Management
3T	TO RE-ELECT J L THORNTON A DIRECTOR	Management
3U	TO RE-ELECT SIR BRIAN WILLIAMSON A DIRECTOR	Management
04	TO REAPPOINT THE AUDITOR AT REMUNERATION TO BE DETERMINED BY THE GROUP AUDIT COMMITTEE	Management
05	TO AUTHORISE THE DIRECTORS TO ALLOT SHARES	Management
06	TO DISAPPLY PRE-EMPTION RIGHTS (SPECIAL RESOLUTION)	Management
07	TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN ORDINARY SHARES	Management
08	TO ADOPT NEW ARTICLES OF ASSOCIATION WITH EFFECT FROM 1 OCTOBER 2009 (SPECIAL RESOLUTION)	Management
09	TO APPROVE GENERAL MEETINGS (OTHER THAN ANNUAL GENERAL MEETINGS) BEING CALLED ON 14 CLEAR DAYS' NOTICE (SPECIAL RESOLUTION)	Management
Account Number	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN5	837	2700	0

Guinness Atkinson Asia Pacific Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

SINGAPORE TELECOMMUNICATIONS LTD
Cusip/Sedol:	B02PY22			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	ST SP			Meeting Date:		25-Jul-2008
ISIN	SG1T75931496			Vote Deadline Date:		18-Jul-2008
Agenda	701650877	Management		Total Ballot Shares:		661650
Last Vote Date:	27-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act chapter 50
[the Companies Act], to purchase or otherwise acquire
issued ordinary shares in the capital of the Company
[Shares], not exceeding in aggregate the maximum limit [as
specified],at such price or process as may be determined
by the Directors from time to time up to the maximum price
[as specified] whether by way of: market purchases on the
Singapore Exchange Securities Trading Limited [SGX-ST],
and/or any other stock exchange on which the shares may
for the time being be listed and quoted [Other Exchange]
and/or off-market purchases effected otherwise than on the
SGX-ST or, as the case may be, other exchange] in
accordance with any equal access scheme(s), as
determined or formulated by the Directors as they consider
fir, which scheme(s) shall satisfy all the conditions
prescribed by the Companies Act, in the case of a market
purchase of a share 105% of the average closing market
price of the shares and in case of an off-market purchase of a share pursuant to an equal access scheme, 110% of the
average closing market price of the shares and authorize
the Directors of the Company and/or any of them to do all
such acts and things deemed necessary to give effect to
this Resolution; [Authority expires the earlier of the next
AGM of the Company or the date by which the next AGM of
the Company is required by law to be held]
			For	191000	0	0	0
2	Approve, for the purposes of Rule 10.14 of the ASX Listing rules, the participation by the Relevant Person in the Relevant Period specified in paragraph 3.2 of the Circular to the shareholders and the CUFS holders dated 26 JUN 2008 [the Circular] in the SingTel Performance Share Plan, on the specified terms		For	191000	0	0	0
3	Amend Articles 93, 97, 98 and 103 of the Articles of the Association of the Company as specified		For	191000	0	0	0
SINGAPORE TELECOMMUNICATIONS LTD
Cusip/Sedol:	B02PY22			Meeting Type:		Annual General Meeting
Ticker:	ST SP			Meeting Date:		25-Jul-2008
ISIN	SG1T75931496			Vote Deadline Date:		18-Jul-2008
Agenda	701650853	Management		Total Ballot Shares:		661650
Last Vote Date:	27-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the financial statements for the FYE 31 MAR 2008, the Directors' report and the Auditors' report thereon		For	191000	0	0	0
2	Declare a final dividend of 6.9 cents per share in respect of the FYE 31 MAR 2008		For	191000	0	0	0
3	Re-elect Mr. Graham John Bradley as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company's Article of Association		For	191000	0	0	0
4	Re-elect Mr. Chumpol NaLamlieng as a Director, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		For	191000	0	0	0
5	Re-elect Mr. Nicky Tan Ng Kuang as an Independent Member of the Audit Committee, who retire by rotation in accordance with Article 97 of the Company's Articles of Association		For	191000	0	0	0
6	Re-elect Mr. Dominic Chiu Fai Ho as an Independent Member of the Audit Committee, who ceases to hold the office in accordance with Article 103 of the Company's Articles of Association		For	191000	0	0	0
7	Approve the payment of Directors' fees by the Company of up to SGD 2,250,000 for the FYE 31 MAR 2009 [2008: up to SGD 2,250,000]		For	191000	0	0	0
8	Re-appoint the Auditors and authorize the Directors to fix their remuneration		For	191000	0	0	0
9	Transact any other business		None		Non Voting
10	Authorize the Directors to issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise and/or 2) make or grant offers, agreements or potions [collectively, Instruments] that might or would require shares to be issued including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares at		For	191000	0	0	0

any time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in their
absolute discretion deem fit; and (ii) issue shares in
pursuance of any instrument made or granted by the
Directors while this resolution was in force; provided that the agreement number of shares to be issued pursuant to this
resolution [including shares to be issued in pursuance of
instruments made or granted pursuant to this resolution]
does not exceed 50% of the issued shares in the capital of
the Company [as calculated in accordance with this
resolution] of which the aggregate number of shares to be
issued other than on a pro rata basis to shareholders of the
Company [including shares to be issued in pursuance of
instrument made or granted pursuant to this resolution]
does not exceed 10% of the total number issued shares in
the capital of the Company; (ii) [subject to such manner of
calculation as ,may be prescribed by the Singapore
Exchange Securities Trading Limited (SGX-ST)] to
determine the aggregate number of shares that may be
issued under this resolution the percentage of issued
shares shall be on that total number of issued shares in the capital of the Company at the time the resolution is passed
after adjusting for: (a) new shares arising from the
conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or
subsisting at the time this resolution is passed and (b) any subsequent consolidation or sub division of shares (iii) in
exercising the authority conferred by the resolution the
Company shall comply with the provisions of the Listing
manual of the SGX-ST and the rules of any other stock

	exchange on which the shares of the Company may for time
	being be listed or quoted for the time being in force and the
	Articles of Association for the time being of the Company
	and; [Authority shall continue in force until the conclusion of
	the next AGM of the Company or the date by which the next
	AGM of the Company is required by law to be held]
11	Authorize the Directors to allot and issue from time to time such number of shares in the capital of the Company as may be required to be issued pursuant to exercise the options under the Singapore Telecom Share Option Scheme 1999 [1999 scheme] provided always that the aggregate number of shares to be issued pursuant to be 1999 Scheme shall not exceed 5% of the total number of issued share [excluding treasury shares] in the capital of the Company from time to time as calculated in accordance the rules of the 1999 Scheme		For	191000	0	0	0
12	Authorize the Directors to grant awards in accordance with the provisions of the Sing Tel Performance Share Plan [Share plan] and to allot and issue from time to time such number of fully paid up shares in the capital of the Company as may be required to be issued pursuant to the vesting of awards under the Share Plan, provided always that the aggregate number of shares to be issue pursuant to the 1999 Scheme and the Share Plan shall not exceed 10% of the total number of issued shares in the capital of the Company from time to time		For	191000	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		31-Jul-2008
ISIN	CNE1000003W8			Vote Deadline Date:		23-Jul-2008
Agenda	701636865	Management		Total Ballot Shares:		8286000
Last Vote Date:	17-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the resolution regarding the issue of Domestic Corporate Bonds in principal amount not exceeding RMB 60 billion within 2 years after the date of such resolution passed at the EGM of the Company and authorize the Directors to deal with all matters in connection with the issue of Domestic Corporate Bonds		For	402000	0	0	0
MODERN BEAUTY SALON HOLDINGS LTD
Cusip/Sedol:	B0XPS07			Meeting Type:		Annual General Meeting
Ticker:	919 HK			Meeting Date:		22-Aug-2008
ISIN	KYG618101003			Vote Deadline Date:		14-Aug-2008
Agenda	701668672	Management		Total Ballot Shares:		4033000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2008		For	1473000	0	0	0
2	Declare a final dividend for the YE 31 MAR 2008		For	1473000	0	0	0
3	Re-elect Mr. Yip Kai Wing as a Director		For	1473000	0	0	0
4	Re-elect Mr. Kwong Chi Ching as a Director		For	1473000	0	0	0
5	Re-elect Ms. Mok Hin Yuk as a Director		For	1473000	0	0	0
6	Re-elect Mr. Cheng Kai Tai, Allen as a Director		For	1473000	0	0	0
7	Re-elect Mr. Yip Ki Chi, Luke as a Director		For	1473000	0	0	0
8	Re-elect Mr. Soo SK Sean as a Director		For	1473000	0	0	0
9	Authorize the Board of Directors to fix the Directors' remuneration		For	1473000	0	0	0
10	Re-appoint PricewaterhouseCoopers as the Auditors for the year ending 31 MAR 2009 and authorize the Board of Directors to fix their remuneration		For	1473000	0	0	0
11	Authorize the Directors of the Company to repurchase issued shares of the Company of HKD 0.10 each during the relevant period, on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange as amended		For	1473000	0	0	0

from time to time, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
[Authority expires the earliest of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the
Articles of Association of the Company or any applicable
Laws of Cayman Islands to be held]

12
Authorize the Directors to allot, issue and deal with
additional shares of HKD 0.10 each in the capital of the
Company and to make or grant offers, agreements and
options [including bonds, warrants and debentures
convertible into shares of the Company] during and after the relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the Company,
otherwise than pursuant to or in consequence of: i) a Rights
Issue [as hereinafter defined]; or ii) an issue of shares under any share option scheme or similar arrangement for the
time being adopted for the grant or issue of shares or rights to acquire shares of the Company; or iii) an issue of shares upon the exercise of the subscription or conversion rights
under the terms of any warrants or any securities of the
Company which are convertible into shares of the Company
or warrants to subscribe for shares of the Company; or iv)
any scrip dividend or similar arrangement, providing for the allotment and issue of shares in lieu of the whole or part of a dividend or shares in accordance with the Articles of
Association of the Company from time to time; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is required by the Articles of
Association of the Company or any other applicable law of
Cayman Islands to be held]
			For	0	1473000	0	0
13
Approve, subject to the passing of Resolution numbers 5
and 6 as specified, to extend the general mandate granted
to the Directors of the Company to allot, issue and deal with additional shares pursuant to Resolution 6 as specified, by
an amount representing the aggregate nominal amount of
the shares in the capital of the Company of HKD 0.10 each
repurchased by the Company under the authority granted
pursuant to Resolution number 5 as specified, provided that
such amount shares so repurchased shall not exceed 10%
of the aggregate nominal amount of the issued share capital
of the Company as at the date of passing this resolution
			For	0	0	1473000	0
KOOKMIN BANK, SEOUL
Cusip/Sedol:	6419365			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	060000 KS			Meeting Date:		25-Aug-2008
ISIN	KR7060000007			Vote Deadline Date:		13-Aug-2008
Agenda	701664977	Management		Total Ballot Shares:		8700
Last Vote Date:	23-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Stock Exchange Plan to establish a holding Company		For	8700	0	0	0
2	Approve the amendment of Articles in the endowment of stock option		For	8700	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN THE TEXT OF RESOLUTIONS.  IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD
Cusip/Sedol:	6912530			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	349 HK			Meeting Date:		03-Sep-2008
ISIN	HK0349001625			Vote Deadline Date:		26-Aug-2008
Agenda	701684183	Management		Total Ballot Shares:		165000
Last Vote Date:	26-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve the Sale and Purchase Agreement dated 04 AUG
2008 made between the Company and Industrial and
Commercial International Capital Limited, [ICIC] [the Sale
and Purchase Agreement], produced to the meeting as
specified, under which the Company has agreed to
purchase from ICIC the vendor loans, their related security
and the related assumed liabilities [as specified in the Sale and Purchase Agreement] and the transactions
contemplated and authorize any 1 Director of the Company
to do such acts and things and execute such other
documents which in his/her opinion may be necessary,
desirable or expedient to carry out or give effect to the Sale and Purchase Agreement and the transactions
contemplated therein and otherwise to procure the
completion thereof
			For	165000	0	0	0
INCITEC PIVOT LTD
Cusip/Sedol:	6673042			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	IPL AU			Meeting Date:		05-Sep-2008
ISIN	AU000000IPL1			Vote Deadline Date:		01-Sep-2008
Agenda	701676871	Management		Total Ballot Shares:		2916
Last Vote Date:	08-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve the giving by each Acquired Subsidiary of Financial
Assistance by: a) executing an accession letter under which
it will: i) assume all the rights and obligations of a guarantor under the Bridge Facility Agreement, including but not
limited to: the provision of a guarantee and indemnity; the
making of representations and warranties; and the provision
of undertakings and assumption of any other rights and
obligations in support of any of the obligors' obligations
under the Bridge Facility Agreement and associated
documents [Transaction Documents]; and ii) be taken to be
a guarantor under the Transaction Documents, in respect of
financial accommodation provided to the borrowers in
relation to the acquisition by Incitec Pivot US Holdings Pty
Limited of all of the issued share capital in Dyno Nobel
Limited under the Scheme Implementation Agreement
between the Company and Dyno Nobel Limited dated 11
MAR 2008 [as amended on 02 APR 2008] and other
purposes; and b) executing any documents [including
without limitation, any separate guarantee and indemnity
deed poll or equivalent document ] in connection with: i) any financing, refinancing, replacement, renewal of variation
[including any subsequent refinancing, replacement,
renewal or variation] of all or any part of the facilities
referred to in the Bridge Facility Agreement; or ii) any
working capital or similar facility [whether or not in
connection with the Bridge Facility Agreement]; or iii) any
sale and leaseback or economically equivalent or similar
arrangement; or iv) any accession to the guarantees to be
provided by the Company in respect of the Sale and
Leaseback, which each Acquired Subsidiary propose to
enter into or enters as a guarantor or obligor or otherwise
			For	2916	0	0	0
	[and whether with the same or any other financiers], in
	accordance with Section 260B(2) of the Corporations Act
	2001 [Cwlth]
2	Approve, in accordance with Section 254H of the Corporations Act 2001 [Cwlth], the conversion of all the Company's fully paid ordinary shares in the issued capital of the Company into a larger number on the basis that every 1 fully paid ordinary share be divided into 20 fully paid ordinary shares with effect from 7.00 pm on 23 SEP 2008		For	2916	0	0	0
VTECH HOLDINGS LTD
Cusip/Sedol:	6928560			Meeting Type:		Annual General Meeting
Ticker:	303 HK			Meeting Date:		05-Sep-2008
ISIN	BMG9400S1089			Vote Deadline Date:		27-Aug-2008
Agenda	701665739	Management		Total Ballot Shares:		978000
Last Vote Date:	23-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2008		For	59000	0	0	0
2	Declare a final dividend of US 51 cents per share in respect of the YE 31 MAR 2008		For	59000	0	0	0
3	Re-elect Mr. Michael Tien Puk Sun as a Director		For	59000	0	0	0
4	Re-elect Dr. Patrick Wang Shui Chung as a Director		For	59000	0	0	0
5	Approve to fix the remuneration of the Directors as totaling USD 140,000 and such that each Director is entitled to USD 20,000 per annum for the year ending 31 MAR 2009 pro rata to their length of service during the year		For	59000	0	0	0
6	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration		For	59000	0	0	0
7
Authorize the Directors of the Company to repurchase
ordinary shares of USD 0.05 each in the share capital of the
Company on The Stock Exchange of Hong Kong Limited
[Hong Kong Stock Exchange], subject to and in accordance
with all applicable Laws and the provisions of, and in the
manner specified in, the Rules Governing the Listing of
Securities on the Hong Kong Stock Exchange, provided that
the aggregate nominal amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the AGM at which this
resolution is passed; [Authority expires the earlier of the
conclusion of the next AGM of the Company; or the
expiration of the period within which the next AGM of the
Company is required by the Bye-laws of the Company or
any applicable laws to be held]
			For	59000	0	0	0
8
Authorize the Directors of the Company to allot, issue and
deal with additional unissued shares in the capital of the
Company and to make or grant offers, agreements and/or
options, including warrants to subscribe for shares and
other rights of subscription for or conversion into shares,
which might require the exercise of such powers, not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company in issue as at the date of the
AGM of the Company at which this resolution is passed,
pursuant to: i) a rights issue; or (ii) any scrip dividend
scheme or similar arrangements implemented in
accordance with the Company's Bye-Laws; or iii) the
exercise of options granted under any share option scheme
or similar arrangement adopted by the Company; [Authority
expires the earlier of the conclusion of the next AGM of the
Company; or the expiration of the period within which the
next AGM of the Company is required by the Bye-laws of
the Company or any applicable laws to be held]
			For	59000	0	0	0
9
Approve, conditional upon the passing of Resolutions 5, to
extend the general mandate granted to the Directors to
allot, issue and deal with the shares pursuant to Resolution
6, by adding to the aggregate nominal amount share capital
of the Company which may be allotted or agreed to be
conditionally or unconditionally allotted by the Directors
pursuant to such general mandate of an amount
representing the aggregate nominal amount of the share
capital of the Company repurchased by the Company under
the authority granted pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate
nominal amount of the issued share capital of the Company
as at the date of passing this resolution
			For	59000	0	0	0
10
Approve, with respect to the Share Option Scheme [the
Share option Scheme 2001] adopted by the Company on 10
AUG 2001, to refresh the limit [the Scheme Mandate Limit]
on the amount of the shares of USD 0.05 each in the capital
of the Company [Shares] which may be issued upon the
exercise of the options to be granted under the Share
Option Scheme 2001 such that [i] the total number of the
Shares which may be issued upon the exercise of all
options to be granted under the Share Option Scheme 2001
with the Scheme Mandate Limit as refreshed hereunder and
under any other share option schemes of the Company
shall not exceed 10% of the aggregate nominal amount of
the share capital of the Company in issue on the date of the passing of this resolution; and [ii] options shall be granted
			For	59000	0	0	0

under the Share Option Scheme 2001, and the Share
Option Scheme 2001 shall operate and take effect, on the
basis of the refreshed Scheme Mandate Limit as approved
by this resolution; and [iii] the options previously granted under the Share Option Scheme 2001 and other share
options schemes of the Company [including any options
outstanding, cancelled, lapsed or exercised in accordance
with the terms of the Share Option Scheme 2001 or any
other share option schemes of the Company] shall not be
counted for the purpose of calculating the Scheme Mandate
Limit as refreshed hereby; and authorize the Director of the
Company to take any step as he may consider to be
necessary, desirable or expedient in connection with the
refreshment of the Scheme Mandate Limit and to grant
options to subscribe for Shares up to the refreshed Scheme
Mandate Limit under the Share Option Scheme 2001 and to
exercise all powers of the Company to allot, issue and deal
with shares of the Company pursuant to the exercise of
such options

VTECH HOLDINGS LTD
Cusip/Sedol:	6928560			Meeting Type:		Special General Meeting
Ticker:	303 HK			Meeting Date:		05-Sep-2008
ISIN	BMG9400S1089			Vote Deadline Date:		27-Aug-2008
Agenda	701665741	Management		Total Ballot Shares:		978000
Last Vote Date:	23-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve the voluntary cancellation of the listing of the
ordinary shares of USD 0.05 each in the capital of VTech
Holdings Limited [the 'Company'] on the list maintained by
the Financial Services Authority for the purpose of Part VI of
The Financial Services and Markets Act 2000 [the 'Official
List'] and from trading on the London Stock Exchange Plc
Market for listed securities under Rule 5.2.4 of the rules laid down by the UK Listing Authority relating to admission to
the Official List pursuant to Section 73A(2) of The Financial
Services and Markets Act 2000; and authorize any Director
or the Company Secretary of the Company from time to
time, as he considers necessary, desirable or expedient to
give effect to the above resolution: to execute for and on
behalf of the Company all documents, instruments,
certificates, notices or agreements as may be contemplated
or required in respect of the matters contemplated by the
above resolution; and to do all such other acts, matters or
things for and on behalf of the Company, as may seem
necessary or desirable to perfect, give effect to or
implement any of the said documents or the said matters
			For	59000	0	0	0
PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Cusip/Sedol:	B0217K9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	INCO IJ			Meeting Date:		19-Sep-2008
ISIN	ID1000099104			Vote Deadline Date:		11-Sep-2008
Agenda	701697142	Management		Total Ballot Shares:		1748500
Last Vote Date:	11-Sep-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to filling the vacant position on the Board of Commissioners		For	462500	0	0	0
2	Approve the extension of the term of the Company Board of Commissioners, which Members were elected in EGM of shareholders dated 03 OCT 2004, until the closing of the Company AGM of shareholder in 2009		For	462500	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		21-Oct-2008
ISIN	CNE1000003W8			Vote Deadline Date:		13-Oct-2008
Agenda	701699158	Management		Total Ballot Shares:		8154000
Last Vote Date:	11-Sep-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, the New Comprehensive Agreement
entered into between the Company and China National
Petroleum Corporation; approve the Non-Exempt
Continuing Connected Transactions and the proposed caps
of the Non Exempt Continuing Connected Transactions
under the New Comprehensive Agreement and the revised
Non Exempt annual caps, which the Company expects to
occur in the ordinary and usual course of business of the
Company and its subsidiaries, as the case may be, and to
be conducted on normal commercial terms; and approve
and ratify the execution of the New Comprehensive
Agreement by Mr. Zhou Mingchun, Chief Financial Officer
for and on behalf of the Company and authorize Mr. Zhou
Mingchun to make any amendment to the New
Comprehensive Agreement as he thinks desirable and
necessary and to do all such further acts and things and
execute such further documents and take all such steps
which in his opinion may be necessary, desirable or
expedient to implement and/or give effect to the terms of
such transactions
			For	270000	0	0	0
2
Approve and ratify, the Supplemental Agreement to the
CRMSC products and Services Agreement between the
Company and China Railway Materials and Suppliers
Corporation (as attached to the resolution); approve the
Non-Exempt Continuing Connected Transactions under,
and the proposed caps in respect of, the supplemental
agreement to the CRMSC products and services agreement
which the Company expects to occur in the ordinary and
usual course of business of the Company and its
subsidiaries, as the case may be, and to be conducted on
normal commercial terms; and approve and ratify the
execution of the CRMSC products and services agreement
by Mr. Zhou Mingchun, Chief Financial Officer for and on
behalf of the Company and authorize Mr. Zhou Mingchun,
			For	270000	0	0	0

to make any amendment to the CRMSC products and
services agreement as he thinks desirable and necessary
and to do all such further acts and things and execute such
further documents and take all such steps which in his
opinion may be necessary, desirable or expedient to
implement and/or give effect to the terms of such
transactions

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
GLOW ENERGY PUBLIC CO LTD
Cusip/Sedol:	B074GX9			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	GLOW/F TB			Meeting Date:		29-Oct-2008
ISIN	TH0834010017			Vote Deadline Date:		24-Oct-2008
Agenda	701733051	Management		Total Ballot Shares:		1608400
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 506244 DUE TO RECEIPT OF ADDITIONAL
RESOLUTION. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	Approve the minutes of the annual OGM of shareholders No. 1/2008		For	338400	0	0	0
3	Approve the development and financing of Gheco-One Co., Limited, Coal-Fired Power Generating Plant with a maximum net generating capacity of 660 mw and related facilities [the Gheco-One Transaction]		For	338400	0	0	0
4	Approve the execution and delivery of all relevant transaction documents to which the Company is or will be a party [H.H. transaction documents] - attachment No.4 in connection with the acquisition of shares in and subsequent restructuring of Houay Ho Thai Company Limited and Houay Ho Power Company Limited and the financing of such acquisition [the Houay Ho Transaction]		For	338400	0	0	0
5	Other businesses [if any]		Abstain	0	0	338400	0
6	Approve the resignation of Mr. Peter Valere Germain Termote from Chief Executive Officer and Director of the Company and appoint Mr. Esa Pauli Heiskanen in place of occupy		For	338400	0	0	0
ONESTEEL LTD
Cusip/Sedol:	6293729			Meeting Type:		Annual General Meeting
Ticker:	OST AU			Meeting Date:		17-Nov-2008
ISIN	AU000000OST6			Vote Deadline Date:		11-Nov-2008
Agenda	701733734	Management		Total Ballot Shares:		61092
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial report and the Directors' report for the YE 30 JUN 2008, together with the Auditor's report to the Members of the Company		None		Non Voting
2	Adopt the remuneration report for the YE 30 JUN 2008		For	61092	0	0	0
3	Re-elect, in accordance with Rule 9 of the Company's Constitution, Mr. C.R. Galbraith as a Director		For	61092	0	0	0
4	Re-elect, in accordance with Rule 9 of the Company's Constitution, Mr. P.G. Nankervis as a Director		For	61092	0	0	0
5	Re-elect, in accordance with Rule 9 of the Company's Constitution, Mr. D.A. Pritchard as a Director		For	61092	0	0	0
6	Re-elect, in accordance with Rule 9 of the Company's Constitution, Mr. P.J. Smedley as a Director		For	61092	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		28-Nov-2008
ISIN	CNE1000002S8			Vote Deadline Date:		20-Nov-2008
Agenda	701729393	Management		Total Ballot Shares:		4590000
Last Vote Date:	14-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the four construction agreements all dated 10 SEP 2008 between China Shipping Development (Hong Kong) Marine Co., Limited and Dalian Shipbuilding Industry Company Limited, each for the construction of one tanker [for a total of four tankers] as specified and authorize the Directors of the Company to do such other acts and things and execute such other documents which in their opinion may be necessary or desirable to implement the agreements		For	170000	0	0	0
2	Approve, to add one more Clause as Clause 5 of Article 19 at the end of the existing Article 19 as specified, to change Article 20 from "The registered capital of the Company is RMB 3,326,000,000" into "The registered capital of the Company is RMB 3,404,552,270"		For	170000	0	0	0
3	Authorize the Senior Management of the Company, subject to the passing of Resolution S.2, to make such further relevant amendments as necessary to the registered capital in the business license of the Company in accordance with the requirements of the Administration for Industry and Commerce and other relevant governmental authorities		For	170000	0	0	0
ESPRIT HLDGS LTD
Cusip/Sedol:	6321642			Meeting Type:		Annual General Meeting
Ticker:	330 HK			Meeting Date:		11-Dec-2008
ISIN	BMG3122U1457			Vote Deadline Date:		03-Dec-2008
Agenda	701766264	Management		Total Ballot Shares:		546811
Last Vote Date:	01-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors of the Group for the YE 30 JUN 2008		For	29500	0	0	0
3	Approve a final dividend of 1.15 Hong Kong dollar per share for the YE 30 JUN 2008		For	29500	0	0	0
4	Approve a special dividend of 2.10 Hong Kong dollar per share for the YE 30 JUN 2008		For	29500	0	0	0
5	Re-elect Mr. Thomas Johannes Grote as a Director		For	29500	0	0	0
6	Re-elect Mr. Raymond Or Ching Fai as a Director		For	29500	0	0	0
7	Re-elect Dr. Hans-Joachim Korber as a Director		For	29500	0	0	0
8	Authorize the Board to fix the Directors' remuneration		For	29500	0	0	0
9	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration		For	29500	0	0	0
10	Authorize the Directors to purchase shares not exceeding 10% of the issued share capital of the Company		For	29500	0	0	0
11	Authorize the Directors, subject to restriction on discount and restriction on refreshment as specified, to issue, allot and deal with additional shares up to a maximum of 5% of the issued share capital of the Company, save in the case of an allotment for the purpose of an acquisition or where the consideration for such allotment is otherwise than wholly in cash, up to a maximum of 10% of the issued share capital of the Company as at the date of passing of this resolution		For	29500	0	0	0
12	Authorize the Directors to issue shares in Resolution No. 7 by the number of shares repurchased under Resolution No. 6		For	29500	0	0	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
INCITEC PIVOT LTD
Cusip/Sedol:	6673042			Meeting Type:		Annual General Meeting
Ticker:	IPL AU			Meeting Date:		19-Dec-2008
ISIN	AU000000IPL1			Vote Deadline Date:		15-Dec-2008
Agenda	701771102	Management		Total Ballot Shares:		72194
Last Vote Date:	01-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	To table for discussion the financial report of the Company, the Directors' report and the Auditor's report for the YE 30 SEP 2008		None		Non Voting
2	Re-elect Mr. John Watson as a Director of the Company, who retires in accordance with the Company's Constitution		For	72194	0	0	0
3	Approve to increase, in accordance with Rule 6.5[a] of the Company's Constitution, the maximum total amount of fees from which the Company may pay the Non-Executive Directors of the Company for their services as Directors, including their service on a Committee of Directors, by AUD 600,000 to a maximum of AUD 2 million per annum		For	72194	0	0	0
4	Approve to grant of 597,190 performance rights under the Incitec pivot performance Rights Plan to the Managing Director & Chief Executive Officer, Mr. Julian Segal as specified		For	72194	0	0	0
5	Approve to grant 222,482 Performance rights under the Incitec Pivot performance Rights Plan to the Finance Director & Chief Financial Officer, Mr. James Fazzino as specified		For	72194	0	0	0
6	Adopt the remuneration report for the Company [including the Directors' report] for the YE 30 SEP 2008		For	72194	0	0	0
7
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF AMOUNT IN RESOLUTIONS 3 AND 4. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1171 HK			Meeting Date:		23-Dec-2008
ISIN	CNE1000004Q8			Vote Deadline Date:		15-Dec-2008
Agenda	701762153	Management		Total Ballot Shares:		7082000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS 1 TO 7. THANK YOU.		None		Non Voting
2
Approve and ratify the entering into of the Provision of
Materials Supply Agreement between the Company and
Yankuang Group Corporation Limited [the 'Parent
Company'], as specified, and the continuing connected
transactions contemplated thereunder together with the
associated Proposed Annual Caps in respect of such
transactions for each of the FY ending 31 DEC 2009 to
2011, details of which are more particularly described in the circular of the Company dated 07 NOV 2008 [the 'Circular']
[Capitalized terms used in this notice shall have the same
meanings as defined in the Circular unless otherwise
expressly defined herein], and authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Materials Supply Agreement
			For	214000	0	0	0
3	Approve and ratify the entering into of the Provision of Labour and Services Supply Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly		For	214000	0	0	0

described in the Circular; authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Labour and Services Supply Agreement

4
Approve and ratify the entering into of the Provision of
Insurance Fund Administrative Services Agreement
between the Company and the Parent Company, as
specified, and the continuing connected transactions
contemplated thereunder together with the associated
annual estimates in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are
more particularly described in the Circular, and authorize
the Directors of the Company to do all such acts and things
and to sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
desirable or expedient for the purpose of implementing
and/or giving effect to and the transactions contemplated
under the Provision of Insurance Fund Administrative
Services Agreement
			For	214000	0	0	0
5
Approve and ratify the entering into of the Provision of Coal
Products and Materials Agreement between the Company
and the Parent Company, as specified, and the continuing
connected transactions contemplated thereunder together
with the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC 2009
to 2011, details of which are more particularly described in the Circular; authorize the Directors of the Company to do
all such acts and things and to sign all documents and to
take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Coal Products and
Materials Agreement
			For	214000	0	0	0
6	Approve and ratify the entering into of the Provision of Electricity and Heat Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2008 to 2011, details of which are more particularly described in		For	214000	0	0	0

the Circular; and authorize the Directors of the Company to
do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Electricity and Heat
Agreement

7
Approve and ratify the terms of the Acquisition Agreement
entered into between the Company and the Controlling
Shareholders for the Acquisition, as specified, and all the
transactions contemplated therein; and the execution of the
Acquisition Agreement by the Directors of the Company and
authorize the Directors of the Company [or any one of them]
to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors
of the Company (or any one of them) may in their absolute
discretion consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
Acquisition Agreements or any of the transactions
contemplated thereunder and all other matters incidental
thereto; for the purpose of this resolution: 'Acquisition'
means the acquisition of the 74% equity interest in
Shandong Hua Ju Energy Company Limited by the
Company from the Controlling Shareholder pursuant to the
Acquisition Agreement; 'Acquisition Agreement' means the
conditional agreement dated 24 OCT 2008 entered into
between the Company and the Controlling Shareholder for
the Acquisition; 'Controlling Shareholder' means , Yankuang
Group Corporation Limited, a wholly State-owned
corporation and a controlling shareholder of the Company
holding approximately 52.86% of the total issued share
capital of the Company
			For	214000	0	0	0
8	Approve the resolution in relation to the amendments to the Articles 63, 64, 66, 166, 171, 202, 218 and 219 of the Articles of Association of the Company and authorize the Board to do all such things as necessary in connection with such amendments as specified		For	214000	0	0	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		23-Jan-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		07-Jan-2009
Agenda	701777508	Management		Total Ballot Shares:		7082000
Last Vote Date:	10-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Approve, subject to the relevant period [as specified] during which the Board may exercise the power of the Company to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body; the aggregate
nominal value of H Shares of the Company authorized to be
repurchased subject to the approval in paragraph (a) above
during the relevant period shall not exceed 10% of the
aggregate nominal value of the issued H Shares of the
Company as at the date of the passing of this resolution; as the shareholders of the Company has given by way of a
special resolution at the AGM held on 27 JUN 2008, such
approval shall be conditional upon the passing of a special
resolution in the same terms as the resolution as specified
in this paragraph [except for this sub-paragraph (c)(i)] at the class meeting for holders of Domestic Shares of the
Company to be held on Friday, 16 JAN 2009 [or on such
adjourned date as may be applicable]; the approvals of the
relevant PRC regulatory authorities as may be required by
laws, rules and regulations of the PRC being obtained by
the Company if appropriate; and the Company not being
required by any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure as specified in Article 30 of the
Articles of Association of the Company; authorize the Board
			For	214000	0	0	0

of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, Amend the Articles of
Association of the Company as it thinks fit so as to reduce
the registered share capital of the Company and to reflect
the new capital structure of the Company upon the
repurchase of H Shares of the Company as contemplated
and for the purpose of this special resolution, [Authority
expires the earlier of: the conclusion of the next AGM or 12 months]

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN MEETING DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
THORESEN THAI AGENCIES PUBLIC CO LTD
Cusip/Sedol:	6561879			Meeting Type:		Annual General Meeting
Ticker:	TTA/F TB			Meeting Date:		30-Jan-2009
ISIN	TH0535010Z13			Vote Deadline Date:		27-Jan-2009
Agenda	701785896	Management		Total Ballot Shares:		1504400
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to certify the minutes of the previous 1/2008 AGM of the share holders held on 31 JAN 2008		For	363400	0	0	0
2	Acknowledge TTA's performance for the FYE on 30 SEP 2008		For	363400	0	0	0
3	Approve the audited balance sheet and the profit and loss statements for the FYE on 30 SEP 2008 together with the Auditor's report thereon		For	363400	0	0	0
4	Acknowledge the interim dividend payment		For	363400	0	0	0
5	Approve the payment of stock and cash dividends for the FYE on 30 SEP 2008		For	363400	0	0	0
6	Approve the reduction of share capital and amend the Clause 4 of the Memorandum of Association		For	363400	0	0	0
7	Approve to increase of share capital and the amend the Clause 4 of the Memorandum of Association		For	363400	0	0	0
8	Approve the allotment of new ordinary shares		For	363400	0	0	0
9	Approve the appointment of Directors to replace those who are retiring by rotation		For	363400	0	0	0
10	Approve the Directors fees and an amendment to the Policy of Directors Remuneration		For	363400	0	0	0
11	Approve the appointment of the Auditors for the FYE on 30 SEP 2009 and fix the Auditors fees		For	363400	0	0	0
12	Approve the issue of up to 3,000,000 warrants to the Employees and Directors of Mermaid Maritime Plc and its subsidiaries under an ESOP Scheme		For	363400	0	0	0
13	Transact any other business		Abstain	0	0	363400	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
ANGANG STEEL COMPANY LTD
Cusip/Sedol:	6015644			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	347 HK			Meeting Date:		06-Feb-2009
ISIN	CNE1000001V4			Vote Deadline Date:		29-Jan-2009
Agenda	701790152	Management		Total Ballot Shares:		2146801
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve: the proposed issue of Domestic Corporate Bonds
[the Domestic Corporate Bonds] in a total principal amount
not exceeding RMB 10 billion [the Domestic Corporate
Bonds Issue] to the public in the People's Republic of China
[the PRC, excluding, for the purpose of this notice, the Hong
Kong Special Administrative Region of the PRC, the Macau
Special Administrative Region of the PRC and Taiwan] on
the following terms and conditions: a) Size: the aggregate
principal amount of the Domestic Corporate Bonds shall not
exceed RMB 10 billion [inclusive of RMB 10 billion]; b)
placing arrangement for the existing shareholders: the
Domestic Corporate Bonds may be offered, by way of
placing, to the existing holders of the domestic shares of the
Company listed on the Shenzhen Stock Exchange; the
decision on whether to proceed with such placing and the
specific arrangements of such placing, including its
proportion to the entire Domestic Corporate Bonds Issue,
shall be made and determined by the Board of Directors
[the Board] of the Company according to the market
conditions and other relevant circumstances; the Domestic
Corporate Bonds will not be offered to the holders of the
foreign shares of the Company listed on The Stock
Exchange of Hong Kong Limited; c) term: the proposed
Domestic Corporate Bonds Issue will include two tranches
of Domestic Corporate Bonds with the term of 5 and 10
years, respectively; the offer size of each tranche of the
Domestic Corporate Bonds shall be determined by the
Board according to the relevant requirements and the
market conditions; d) interest: interest is payable on the
Domestic Corporate Bonds on an annual basis, whereas
the principal amount of the Domestic Corporate Bonds shall
			For	0	0	155801	0
	be repaid in a lump sum upon their maturity; the last
	installment of interest shall be paid along with the
	repayment of the principal; e) use of proceeds: the
	proceeds from the Domestic Corporate Bonds Issue shall

be used by the Company to repay bank loans, adjust debt
structure and supplement working capital; the specific use
of the proceeds shall be determined by the Board within the
scope set forth above according to the Company's specific
funds demand; f) term of the validity of the shareholders'
resolutions in respect of the Domestic Corporate Bonds
Issue: the shareholders' resolutions in respect of the
Domestic Corporate Bonds Issue shall be valid for 24
months; and authorize the Board to deal with the following
matters in relation to the Domestic Corporate Bonds Issue:
a) to determine, to the extent permitted by laws and
regulations and according to the Company's specific
circumstances and the prevailing market conditions, the
specific terms and arrangements of the Domestic Corporate
Bonds Issue and make any changes and adjustments to
such terms and arrangements, including but not limited to,
the offer size, total amount, offer price, coupon rate or the calculation formula, timing, offer tranche [if any], redemption and repurchase mechanism [if any], rating arrangements,
provision of security, use of proceeds [within the scope as
approved by the shareholders], placing arrangements, and
any other matters in relation to the Domestic Corporate
Bonds Issue; b) to take any and all actions necessary for
and incidental to the implementation of the Domestic
Corporate Bonds Issue, including but not limited to,
appointing the relevant intermediaries, determining the
underwriting arrangements, preparing and submitting the
relevant application documents to the relevant regulatory
authorities, endeavoring to obtain approvals from the
relevant regulatory authorities, selecting the bonds trustee manager, executing the entrusted management agreement,

	formulating the rules on the meetings of the holders of the
	Domestic Corporate Bonds and dealing with other matters
	in relation to the offer and listing of the Domestic Corporate
	Bonds; c) to take any and all necessary actions to procure
	the listing of the Domestic Corporate Bonds on the
	Shenzhen Stock Exchange, including but not limited to,
	conducting the negotiations relating to the Domestic
	Corporate Bonds Issue, approving and authorizing,
	executing [with any necessary amendments] and
	implementing any and all necessary agreements, contracts
	and documents relating to the Domestic Corporate Bonds
	Issue and the listing of the Domestic Corporate Bonds and
	making appropriate information disclosure pursuant to the
	relevant regulatory rules; d) to make any changes and
	adjustments to the specific terms and arrangements of the

Domestic Corporate Bonds Issue according to the opinions
of the relevant regulatory authorities [if any] and to decide whether to proceed with the Domestic Corporate Bonds
Issue in the event of any changes in the relevant regulatory authorities' policies regarding the offer and issue of
corporate bonds or in the market conditions, save for the
matters that are subject to the shareholders' re-
endorsement at the general meeting as required under the
relevant laws, regulations of the PRC and Articles of
Association of the Company; e) to deal with the matters
relating to the listing of the Domestic Corporate Bonds upon completion of the Domestic Corporate Bonds Issue; f) to
determine, pursuant to the relevant laws and regulations
and for the purpose of protecting the bonds holders'
interests, not to distribute dividends to the shareholders in the event that the Board expects that the Company may not
be able to repay the principal of and interest on the
Domestic Corporate Bonds upon their maturity; g) to deal
with any other matters relating to the proposed Domestic
Corporate Bonds Issue and the listing of the Domestic
Corporate Bonds; subject to the shareholder's approval and
authorization to the Board set forth above, the Board will
authorize the Chairman of the Board to deal with all the
matters in relation to the Domestic Corporate Bonds Issue
within the scope set forth above

2	Elect Mr. Chen Ming as a Director of the Company and authorize the Board to determine his remuneration		For	155801	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
POSCO
Cusip/Sedol:	6693233			Meeting Type:		Annual General Meeting
Ticker:	005490 KS			Meeting Date:		27-Feb-2009
ISIN	KR7005490008			Vote Deadline Date:		17-Feb-2009
Agenda	701814419	Management		Total Ballot Shares:		3050
Last Vote Date:	16-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 530862 DUE TO RECIEPT OF ADDITIONAL
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
3	Approve the financial statement		For	600	0	0	0
4	Approve the partial amendment to the Articles of Incorporation		For	600	0	0	0
5	Elect Mr. Jang Hee You as an Outside Director		For	600	0	0	0
6	Elect Mr. Jun Ho Han as an Outside Director		For	600	0	0	0
7	Elect Mr. Young Sun Lee as an Outside Director		For	600	0	0	0
8	Elect Mr. Byung Ki Kim as an Outside Director		For	600	0	0	0
9	Elect Mr. Chang Hee Lee as an Outside Director		For	600	0	0	0
10	Elect Mr. Chang Hee Lee as the Auditor Committee Member		For	600	0	0	0
11	Elect Mr. Joon Yang Jung as an Executive Director		For	600	0	0	0
12	Elect Mr. Dong Hee Lee as an Executive Director		For	600	0	0	0
13	Elect Mr. Nam Suk Heo as an Executive Director		For	600	0	0	0
14	Elect Mr. Kil Soo Jung as an Executive Director		For	600	0	0	0
15	Approve the limit of remuneration for the Directors		For	600	0	0	0
K T & G CORP
Cusip/Sedol:	6175076			Meeting Type:		Annual General Meeting
Ticker:	033780 KS			Meeting Date:		13-Mar-2009
ISIN	KR7033780008			Vote Deadline Date:		03-Mar-2009
Agenda	701813708	Management		Total Ballot Shares:		14160
Last Vote Date:	16-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the financial statements		For	2720	0	0	0
3	Approve the change of Articles of Incorporation		For	2720	0	0	0
4	Elect the External Director		For	2720	0	0	0
5	Elect the External Director who is Audit Committee		For	2720	0	0	0
6	Approve the remuneration limit for the Director		For	2720	0	0	0
THAI PLASTIC AND CHEMICALS PUBLIC CO LTD (FORMERLY
Cusip/Sedol:	B03FJP9			Meeting Type:		Annual General Meeting
Ticker:	TPC/F TB			Meeting Date:		24-Mar-2009
ISIN	TH0072010Z17			Vote Deadline Date:		18-Mar-2009
Agenda	701817097	Management		Total Ballot Shares:		452400
Last Vote Date:	19-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Adopt the minutes of the AGM of shareholder No. 43 [2008]		For	452400	0	0	0
2	Acknowledge the 2008 annual report		For	452400	0	0	0
3	Approve the balance sheets and the statement of earning for the FYE 31 DEC 2008		For	452400	0	0	0
4	Approve the appropriation of profits and payment of dividends for the operating performance of the year 2008		For	452400	0	0	0
5	Elect the Directors in place of those vacating the office by rotation		For	452400	0	0	0
6	Ratify the payment of the remuneration of Directors for the year 2008		For	452400	0	0	0
7	Approve the remuneration of Directors for the year 2009		For	452400	0	0	0
8	Appoint the Auditor and approve to fix the Audit Fees for the year 2009		For	452400	0	0	0
9	Other matters [if any]		Abstain	0	0	452400	0
KB FINANCIAL GROUP INC
Cusip/Sedol:	B3DF0Y6			Meeting Type:		Annual General Meeting
Ticker:	105560 KS			Meeting Date:		27-Mar-2009
ISIN	KR7105560007			Vote Deadline Date:		17-Mar-2009
Agenda	701813710	Management		Total Ballot Shares:		5410
Last Vote Date:	16-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTING OPTION FOR THIS MEETING. THANK YOU.		None		Non Voting
2	Approve the financial statements		For	5410	0	0	0
3	Approve to change the Articles of Incorporation		For	5410	0	0	0
4	Elect the External Directors		For	5410	0	0	0
5	Elect the External Directors who is Audit Committee		For	5410	0	0	0
6	Approve the remuneration limit for the Director		For	5410	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		02-Apr-2009
ISIN	CNE1000002S8			Vote Deadline Date:		25-Mar-2009
Agenda	701816160	Management		Total Ballot Shares:		4560000
Last Vote Date:	19-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize China Shipping Development Company Limited
[the Company, and together with its subsidiaries, subject to the approval by the relevant regulatory authorities, to issue the medium-term notes [the Medium-Term Notes] on the
specified principle terms and authorize the Board of
Directors of the Company or any Director of the Company,
subject to the above-mentioned principal terms, to
determine and effect at its/his absolute discretion the
specific terms, conditions and related matters in respect of the issue of the Medium-Term Notes according to the
capital requirement and business conditions of the Group
and the market conditions, including but not limited to
determining the specific matters such as the timing, the
size, the interest rates, the term, the number of batches, the guarantee of the issue and the use of the proceeds; to
prepare, execute and effect all necessary documents and
procedures, including but not limited to effecting the
relevant registration procedures in the PRC inter-bank
markets; and to take other necessary actions
			For	140000	0	0	0
GLOBE TELECOM INC
Cusip/Sedol:	6284864			Meeting Type:		Annual General Meeting
Ticker:	GLO PM			Meeting Date:		02-Apr-2009
ISIN	PHY272571498			Vote Deadline Date:		24-Mar-2009
Agenda	701798780	Management		Total Ballot Shares:		9250
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to determine the Quorum		For	9250	0	0	0
2	Approve the minutes of the previous meeting		For	9250	0	0	0
3	Approve the annual report of the Officer		For	9250	0	0	0
4	Ratify all acts and resolutions of the Board of Directors and management adopted in the ordinary course of business during the preceding year		For	9250	0	0	0
5	Elect the Directors		For	9250	0	0	0
6	Elect the Auditors and approve to fix their remuneration		For	9250	0	0	0
7	Any other business		None		Non Voting
8	Adjournment		For	9250	0	0	0
9
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
PTT CHEMICAL PUBLIC CO LTD
Cusip/Sedol:	B0T9TM2			Meeting Type:		Annual General Meeting
Ticker:	PTTCH/F TB			Meeting Date:		08-Apr-2009
ISIN	TH0882010018			Vote Deadline Date:		02-Apr-2009
Agenda	701818633	Management		Total Ballot Shares:		149300
Last Vote Date:	23-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the AGM of the shareholders held on 10 APR 2008		For	149300	0	0	0
2	Acknowledge the Company's operation for the year 2008 and the recommendation for the Company's Business Plan		For	149300	0	0	0
3	Approve the Company's financial statements including balance sheet and income statement for the YE 31 DEC 2008		For	149300	0	0	0
4	Approve the appropriation of profit for the year 2008 operating results and dividend payout		For	149300	0	0	0
5	Approve the Directors' remunerations		For	149300	0	0	0
6	Elect Pol. Gen. Nopadol Somboonsub as a Director, to replace those who are due to retire by rotation		For	149300	0	0	0
7	Elect Mr. Veerasak Kositpaisal as a Director, to replace those who are due to retire by rotation		For	149300	0	0	0
8	Elect Mr. Panich Pongpirodom as a Director, to replace those who are due to retire by rotation		For	149300	0	0	0
9	Elect Mr. Areepong Bhoocha-Oom as a Director, to replace those who are due to retire by rotation		For	149300	0	0	0
10	Elect General Winai Phattiyakul as a Director, to replace those who are due to retire by rotation		For	149300	0	0	0
11	Appoint the Auditor and approve to fix their annual fee for 2009		For	149300	0	0	0
12	Approve the fund raising reserved for the future growth of the Company for the total amount of not exceeding THB 30,000 million		For	0	149300	0	0
13	Other issues		Abstain	0	0	149300	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
PTT PUBLIC COMPANY LIMITED
Cusip/Sedol:	6420390			Meeting Type:		Annual General Meeting
Ticker:	PTT/F TB			Meeting Date:		10-Apr-2009
ISIN	TH0646010015			Vote Deadline Date:		06-Apr-2009
Agenda	701821577	Management		Total Ballot Shares:		143400
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to certify the 2008 AGM minutes on 11 APR 2008		For	32900	0	0	0
2	Approve 2008 performance statement and 2008 financial statement, end up on 31 DEC 2008		For	32900	0	0	0
3	Approve 2008 Net Profit Allocation Plan and Dividend Policy		For	32900	0	0	0
4	Appoint an Auditor and approve to consider 2009 Auditor Fees		For	32900	0	0	0
5	Approve to consider 2009 Board of Directors' remuneration		For	32900	0	0	0
6	Elect Mr. Norkun Sitthiphong as a Director		For	32900	0	0	0
7	Elect Mr. Prasert Bunsumpun as a Director		For	32900	0	0	0
8	Elect Mr. Watcharakiti Watcharothai as a Director		For	32900	0	0	0
9	Elect Mr. Suraphol Nitikraipot as a Director		For	32900	0	0	0
10	Elect Mr. Surachai Phuprasert as a Director		For	32900	0	0	0
11	Approve the rectification of PTT's Article of Association		For	32900	0	0	0
12	Approve 5 years External Fund Raising Plan [during 2009- 2013]		For	32900	0	0	0
13	Receive the report PTT's related Supreme Administrative Court's decisions compliances		For	32900	0	0	0
14	Other matters [if any]		Abstain	0	0	32900	0
PACIFIC BASIN SHIPPING LTD
Cusip/Sedol:	B01RQM3			Meeting Type:		Annual General Meeting
Ticker:	2343 HK			Meeting Date:		21-Apr-2009
ISIN	BMG684371393			Vote Deadline Date:		16-Apr-2009
Agenda	701850085	Management		Total Ballot Shares:		5330300
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the audited financial statements and the reports of the Directors and auditors for the YE 31 DEC 2008		For	296300	0	0	0
3	Re-elect Mr. Klaus Nyborg as an Executive Director		For	296300	0	0	0
4	Re-elect Mr. Jan Rindbo as an Executive Director		For	296300	0	0	0
5	Re-elect Mr. Daniel R. Bradshaw as a Non-executive Director		For	296300	0	0	0
6	Re-elect Mr. Robert C. Nicholson as an Independent Non- executive Director		For	296300	0	0	0
7	Authorize the Board to fix the remuneration of the Directors		For	296300	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers, Certified Public Accountants, as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration		For	296300	0	0	0
9
Authorize the Directors of the Company to allot, issue or
otherwise deal with new shares of USD 0.10 each in the
capital of the Company [the Shares] or securities
convertible into Shares or options, warrants or similar rights to subscribe for any Shares and to make or grant offers,
agreements, options and warrants which would or might
require the exercise of such powers, during and after the
relevant period not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company,
provided that any Shares to be allotted and issued pursuant
to the approval of this resolution shall not be issued at a
discount of more than 10% to the Benchmarked Price of the
Shares, otherwise than pursuant to a Rights Issue [as
specified], the exercise of the subscription or conversion
rights attaching to any warrants issued by the Company or
			For	296300	0	0	0

the exercise of options granted under the Long Term
Incentive Scheme of the Company or any scrip dividend
providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]

10
Authorize the Directors of the Company, to purchase or
repurchase shares of USD 0.10 each in the capital of the
Company [the Shares] on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other stock
exchange on which the Shares may be listed and
recognized by the Securities and Futures Commission of
Hong Kong and Stock Exchange on share repurchases for
such purposes, subject to and in accordance with all
applicable laws and regulations, at such price as the
Directors may at their discretion determine in accordance
with all applicable laws and regulations, not exceeding 10%
of the aggregate nominal amount of the issued share capital
of the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	296300	0	0	0
11
Approve that the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
paragraph [b] of the ordinary resolution passed by
Shareholders at a SGM of the Company held on 08 JUN
2005 to satisfy Share Awards, shall during the relevant
period not exceed 2% of the aggregate nominal amount of
the share capital of the Company in issue as at the
beginning of each such FY [being 34,946,202 shares as at
01 JAN 2009]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	296300	0	0	0
12	Amend the Bye-laws of the Company, by deleting the existing Bye-law 127[1] in its entirety and replacing it with the following new Bye-law 127[1]: as specified		For	296300	0	0	0
GLOW ENERGY PUBLIC CO LTD
Cusip/Sedol:	B074GX9			Meeting Type:		Annual General Meeting
Ticker:	GLOW/F TB			Meeting Date:		22-Apr-2009
ISIN	TH0834010017			Vote Deadline Date:		17-Apr-2009
Agenda	701859855	Management		Total Ballot Shares:		1010900
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the minutes of the EGM of shareholders No. 1/2008		For	250900	0	0	0
2	Acknowledge the Company's operation result in the FY 2008		For	250900	0	0	0
3	Approve the Company's financial statements, balance sheet and statement of income for the YE 31 DEC 2008		For	250900	0	0	0
4	Approve the allocation of profits derived from operation results for the year 2008, legal reserve and dividend payment		For	250900	0	0	0
5	Approve the appointment of new Directors to replace those who retire by rotation and amend the Company's affidavit in respect to the authorized signatory and proceed on filing the amendment with ministry of commerce		For	250900	0	0	0
6	Approve the remuneration and meeting allowance for the Directors and the Audit Committee for the year 2009		For	250900	0	0	0
7	Approve the appointment of the Auditor for the YE 31 DEC 2009 and to fix their remuneration		For	250900	0	0	0
8	Other business [if any]		Abstain	0	0	250900	0
PEOPLE'S FOOD HOLDINGS LTD
Cusip/Sedol:	6336334			Meeting Type:		Annual General Meeting
Ticker:	PFH SP			Meeting Date:		22-Apr-2009
ISIN	BMG7000R1088			Vote Deadline Date:		13-Apr-2009
Agenda	701870950	Management		Total Ballot Shares:		349000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Director's report and the audited accounts of the Company for the YE 31 DEC 2008 together with the Auditors' report thereon		For	349000	0	0	0
2	Declare a final dividend of RMB 0.105 per share [tax not applicable] for the YE 31 DEC 2008		For	349000	0	0	0
3	Re-elect the Dr. Ow Chin Hock as a Director, retiring pursuant to Bye-law 86 (1) of the Company's Bye-laws		For	349000	0	0	0
4	Re-elect the Mr. Chan Kin Sang as a Director pursuant to Bye-law 86 (1) of the Company's Bye-laws		For	349000	0	0	0
5	Approve the payment of Directors' fees of SGD 150,000 for the YE 31 DEC 2008		For	349000	0	0	0
6	Re-appoint Grant Thornton, Certified Public Accountants, Hong Kong, as the Company's Auditors and authorize the Directors to fix their remuneration		For	349000	0	0	0
7	Transact any other ordinary business		None		Non Voting
8
Authorize the Directors the Company to allot and issue
shares up to 50% of issued shares that pursuant to the
Companies Act 1981 of Bermuda and Rule 806 of the
Listing Manual of the Singapore Exchange Securities
Trading Limited, to issue shares ["Shares"] whether by way
of rights, bonus or otherwise, and/or make or grant offers,
agreements or options [collectively, "Instruments"] that
might or would require Shares to be issued, including but
not limited to the creation and issue of [as well as
adjustments to] warrants, debentures or other instruments
convertible into shares at any time and upon such terms
and conditions and to such persons as the Directors may, in
their absolute discretion, deem fit provided that: (a) the
aggregate number of shares [including shares to be issued
in pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 50% of the issued shares
in the capital of the Company at the time of the passing of
this Resolution, of which the aggregate number of shares
			For	0	349000	0	0

and convertible securities to be issued other than on a pro
rata basis to all shareholders of the Company shall not
exceed 20% of the issued shares in the Company; (b) for
the purpose of determining the aggregate number of shares
that may be issued under sub-paragraph (a) above, the
percentage of issued shares shall be based on the issued
shares of the Company as at the date of the passing of this
Resolution, after adjusting for: (i) new shares arising from the conversion or exercise of convertible securities; (ii) new shares arising from exercising share options or vesting of
share awards outstanding or subsisting at the time this
Resolution is passed; and (iii) any subsequent consolidation or subdivision of shares; [Authority shall expire until the
conclusion of the Company's next AGM or the date by
which the next AGM of the Company is required by law to
be held], or whichever is earlier or (ii) in the case of shares to be issued in accordance with the terms of convertible
securities issued, made or granted pursuant to this
Resolution, until the issuance of such shares in accordance
with the terms of such convertible securities

9
Authorize the Directors of the Company to renew share
repurchase mandate, to repurchase ordinary shares of the
Company that for the purposes of the Companies Act 1981
of Bermuda and otherwise in accordance with the rules and
regulations of the Singapore Exchange Securities Trading
Limited, (a) to make purchases or otherwise acquire issued
shares in the capital of the Company from time to time
[whether by way of market purchases or off-market
purchases on an equal access Scheme] of up to 10% of the
total number of issued shares [excluding treasury shares] in the capital of the Company [as ascertained as at the date of this AGM of the Company] at the price of up to but not
exceeding the maximum price as specified; [Authority
expires at the conclusion of the next AGM of the Company
or the date by which the next AGM of the Company is
required by law to be held], whichever is earlier; and (b) to complete and do all such acts and things [including
executing such documents as may be required] as they may
consider expedient or necessary to give effect to the
transactions contemplated by this Resolution
			For	349000	0	0	0
10
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
SINGAPORE PETE CO LTD
Cusip/Sedol:	6812340			Meeting Type:		Annual General Meeting
Ticker:	SPC SP			Meeting Date:		22-Apr-2009
ISIN	SG1A07000569			Vote Deadline Date:		15-Apr-2009
Agenda	701884810	Management		Total Ballot Shares:		816000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the Directors' report and audited accounts for the YE 31 DEC 2008		For	88000	0	0	0
2	Declare a final one-tier tax-exempt dividend of 8 cents per share for the FYE 31 DEC 2008		For	88000	0	0	0
3	Approve the Directors' fees of SGD 286,000 for the YE 31 DEC 2008		For	88000	0	0	0
4	Re-elect Mr. Choo Chiau Beng as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	88000	0	0	0
5	Re-elect Mr. Teo Soon Hoe as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	88000	0	0	0
6	Re-elect Mr. Cheng Hong Kok as a Director, who retires pursuant to Article 109 of the Company's Articles of Association		For	88000	0	0	0
7	Re-elect Mr. Koh Ban Heng, who retires pursuant to Article 119 of the Company's Articles of Association		For	88000	0	0	0
8	Re-elect Mr. Bertie Cheng Shao Shiong, pursuant to Section 153[6], to hold office from the date of this AGM until the next AGM		For	88000	0	0	0
9	Re-appoint Deloitte and Touche LLP as the Auditors and authorize the Directors to fix their remuneration		For	88000	0	0	0
10
Authorize the Directors of the Company, for the purposes of
Companies Act, to purchase or otherwise acquire the
shares in the capital of the Company [the Shares] not
exceeding in aggregate the Prescribed Limit [as specified],
at such price[s] as may be determined by the Directors of
the Company from time to time up to the Maximum Price [as
specified], whether by way of: [i] market purchases [each a
Market Purchase] on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or [ii] off-market purchases
[each an Off-Market Purchase] effected otherwise than on
the SGX-ST in accordance with any equal access
			For	88000	0	0	0

scheme[s] as may be determined or formulated by the
Directors of the Company as they consider fit, which
scheme[s] shall satisfy all the conditions prescribed by the
Companies Act, and otherwise in accordance with all other
provisions of the Companies Act and listing rules of the
SGX-ST as may for the time being be applicable, [the Share
Buyback Mandate]; [Authority expires the earlier of the date on which the next AGM of the Company is held or required
by law to be held or the date on which the share buybacks
are carried out to the full extent mandated; and authorize
the Directors of the Company to complete and do all such
acts and things [including executing such documents as
may be required] as they may consider expedient or
necessary to give effect to the transactions contemplated by this resolution

11
Authorize the Directors of the Company to: [a] issue Shares
[as defined in Resolution 8 above] in the capital of the
Company whether by way of rights, bonus or otherwise,
including any capitalization pursuant to Article 151 of the
Company's Articles of Association of any sum for the time
being standing to the credit of any of the Company's
reserve accounts or any sum standing to the credit of the
profit and loss account or otherwise available for
distribution; and/or [b] make or grant offers, agreements or options [collectively, Instruments] that might or would
require Shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants,
debentures or other instruments convertible into Shares; at
any time and upon such terms and conditions and for such
purposes and to such persons as the Directors may in their
absolute discretion deem fit; and [notwithstanding that the
authority so conferred by this Resolution may have ceased
to be in force] issue Shares in pursuance of any Instrument
made or granted by the Directors while the authority was in
force, provided that: [i] the aggregate number of Shares to
be issued pursuant to this Resolution [including Shares to
be issued in pursuance of Instruments made or granted
pursuant to this Resolution and including Shares which may
be issued pursuant to any adjustments effected under any
relevant Instrument], does not exceed 50% [or, as the case
may be, does not exceed 100%, if the shares are to be
issued by way of a renounceable rights issue on a pro rata
basis] of the total number of issued Shares excluding
treasury shares, in the capital of the Company [as
calculated in accordance with this resolution below], of
which the aggregate number of Shares to be issued other
			For	88000	0	0	0

than on a pro rata basis to existing shareholders of the
Company [including Shares to be issued in pursuance of
Instruments made or granted pursuant to this resolution and
including Shares which may be issued pursuant to any
adjustments effected under any relevant Instrument] does
not exceed 10 % of the total number of issued Shares
excluding treasury shares in the capital of the Company [as
calculated in accordance with this resolution below]; [ii] for the purpose of determining the aggregate number of Shares
that may be issued under this resolution above, the
percentage of total number of issued Shares excluding
treasury shares in the capital of the Company shall be
calculated based on the total number of issued Shares
excluding treasury shares in the capital of the Company as
at the date of the passing of this Resolution after adjusting for: [a] new Shares arising from the conversion or exercise
of convertible securities or employee share options on issue as at the date of the passing of this Resolution; and [bb] any subsequent consolidation or sub-division of Shares; [iii] in exercising the power to issue Shares or make or grant
Instruments [including the making of any adjustments under
the relevant Instrument], the Company shall comply with the
provisions of the listing manual of the SGX-ST for the time
being in force [unless such compliance has been waived by
the SGX-ST] and the Articles of Association for the time
being of the Company and such requirements as may be
prescribed by the SGX-ST from time to time; and [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the date by which the next AGM is required by
law to be held]

12
Authorize the Directors of the Company, to offer and grant
options in accordance with the provisions of the SPC Share
Option Scheme 2000 and/or to grant awards in accordance
with the provisions of the SPC Restricted Share Plan and/or
the SPC Performance Share Plan and to issue, allot or
otherwise dispose of Shares in the capital of the Company
as may be required to be issued, allotted or disposed, in
connection with or pursuant to the exercise of the options
granted under the SPC Share Option Scheme 2000 and/or
such number of Shares as may be required to be issued or
allotted pursuant to the vesting of awards under the SPC
			For	88000	0	0	0

Restricted Share Plan and/or the SPC Performance Share
Plan; provided that the aggregate number of Shares to be
issued and allotted pursuant to the SPC Share Option
Scheme 2000, the SPC Restricted Share Plan and the SPC
Performance Share Plan shall not exceed 10% of the total
number of issued Shares [excluding treasury shares] in the
capital of the Company from time to time

13
Approve, for the purposes of Chapter 9 of the listing manual
[Chapter 9] of the SGX-ST, for the Company, its
subsidiaries and target associated companies or any of
them, to enter into any of the transactions falling within the types of Interested Person Transactions, as specified, with
any party who is of the class of Interested Persons as
specified, provided that such transactions are carried out in the ordinary course of business, on normal commercial
terms and in accordance with the guidelines and review
procedures for Interested Person Transactions as specified;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the date by which the next AGM is
required by law to be held]; and authorize the Directors of
the Company to complete and do all such acts and things
[including, without limitation, executing all such documents as may be required] as they may consider expedient or
necessary or in the interests of the Company to give effect
to the Shareholders' Mandate and/or this resolution
			For	88000	0	0	0
14	Transact such other business		Abstain	0	0	88000	0
NEW ZEALAND REFNG CO LTD
Cusip/Sedol:	6634522			Meeting Type:		Annual General Meeting
Ticker:	NZR NZ			Meeting Date:		23-Apr-2009
ISIN	NZNZRE0001S9			Vote Deadline Date:		16-Apr-2009
Agenda	701868032	Management		Total Ballot Shares:		40301
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTIONS 1, 2.A to 2.D and 3. THANK YOU.		None		Non Voting
2	Receive the annual report, including the financial statements and the Auditor's report for the YE 31 DEC 2008		For	40301	0	0	0
3	Re-elect Mr. A.J. Clements as a Director of the Company, who retires by rotation in accordance with Clause 8.6 of the Constitution		For	40301	0	0	0
4	Re-elect Mr. P.F. Rea as a Director of the Company, who retires by rotation in accordance with Clause 8.6 of the Constitution		For	40301	0	0	0
5	Re-elect Mr. W.S Wheat as a Director of the Company, who retires by rotation in accordance with Clause 8.6 of the Constitution		For	40301	0	0	0
6	Re-elect Mr. M. Schubert as a Director of the Company		For	40301	0	0	0
7	Re-appoint PricewaterhouseCoopers as the Auditor to the Company for the FYE 31 DEC 2009 and Authorize to fix the Director's remuneration		For	40301	0	0	0
CLP HLDGS LTD
Cusip/Sedol:	6097017			Meeting Type:		Annual General Meeting
Ticker:	2 HK			Meeting Date:		28-Apr-2009
ISIN	HK0002007356			Vote Deadline Date:		23-Apr-2009
Agenda	701862268	Management		Total Ballot Shares:		23000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	23000	0	0	0
3	Declare a final dividend of HKD 0.92 per share		For	23000	0	0	0
4	Re-elect Mr. Ian Duncan Boyce as Director		For	23000	0	0	0
5	Re-elect Dr. Lee Yui Bor as Director		For	23000	0	0	0
6	Re-elect Mr. Jason Holroyd Whittle as Director		For	23000	0	0	0
7	Re-elect Mr. Lee Ting Chang Peter as Director		For	23000	0	0	0
8	Re-elect Mr. Peter William Greenwood as Director		For	23000	0	0	0
9	Re-elect Mr. Rudolf Bischof as Director		For	23000	0	0	0
10	Re-elect Mr. William Elkin Mocatta as Director		For	23000	0	0	0
11	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Directors to fix Auditors' remuneration for the YE 31 DEC 2008		For	23000	0	0	0
12	Authorize the Directors of the Company to allot, issue and dispose of additional shares of the Company make or grant offers, agreements, options or warrants which would or might require the exercise of such powers, during and after the relevant period, the aggregate nominal value of share capital allotted or agreed to be allotted [whether pursuant to an option or otherwise] by the Directors of the Company pursuant to: i) a rights issue, or ii) any option scheme or similar arrangement or iii] any scrip dividend or similar		For	23000	0	0	0

arrangement, not exceeding 5% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of this resolution and the said mandate shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

13
Authorize the Directors of the Company to purchase or
otherwise acquire shares of HKD 5.00 each in the capital of
the Company in accordance with all applicable laws and the
requirements of the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited,
provided that the aggregate nominal amount of shares so
purchased or otherwise acquired does not exceed 10% of
the aggregate nominal amount of the share capital of the
Company in issue at the date of this resolution; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is required by law to be held]
			For	23000	0	0	0
14	Approve, conditional upon the passing of Resolution 5 and 6, that the aggregate nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 5		For	23000	0	0	0
15
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
UNITED OVERSEAS BK LTD
Cusip/Sedol:	6916781			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	UOB SP			Meeting Date:		29-Apr-2009
ISIN	SG1M31001969			Vote Deadline Date:		22-Apr-2009
Agenda	701891752	Management		Total Ballot Shares:		17000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Directors of the Company, for the purposes of
Sections 76C and 76E of the Companies Act, Chapter 50 of
Singapore [the Companies Act], to purchase or otherwise
acquire issued ordinary shares in the capital of the
Company [the Shares] not exceeding in aggregate the
maximum limit [number of shares representing 5% of the
total number of issued shares [excluding any shares which
are held as treasury shares]], at such price or prices as may be determined by the Directors of the Company from time to
time up to the maximum price [in the case of a market
purchase of a share, 105% of the average closing price of
the shares; and in the case of an off-market purchase of a
share pursuant to an equal access scheme, 110% of the
average closing price of the shares], whether by way of: i)
market purchase(s) on the Singapore Exchange Securities
Trading Limited [SGX-ST]; and/or ii) off-market purchase(s)
[if effected otherwise than on SGX-ST] in accordance with
any equal access Scheme(s) as may be determined or
formulated by the Directors of the Company as they
consider fit, which Scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in
accordance with all other laws and regulations and rules of
SGX-ST as may for the time being be applicable [the Share
Purchase Mandate]; [Authority expires the earlier of the next
AGM of the Company or the date on which the next AGM is
required by law to be held]; authorize the Directors of the
Company and/or any of them to complete and do all such
acts and things [including executing such documents as
may be required] as they and/or he may consider expedient
or necessary to give effect to the transactions contemplated and/or authorized by this resolution
			For	17000	0	0	0
UNITED OVERSEAS BK LTD
Cusip/Sedol:	6916781			Meeting Type:		Annual General Meeting
Ticker:	UOB SP			Meeting Date:		29-Apr-2009
ISIN	SG1M31001969			Vote Deadline Date:		23-Apr-2009
Agenda	701896790	Management		Total Ballot Shares:		17000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the financial Statements, the Directors' report and the Auditors' report for the YE 31 DEC 2008		For	17000	0	0	0
2	Declare a final one-tier tax-exempt dividend of 40 cents per ordinary share for the YE 31 DEC 2008		For	17000	0	0	0
3	Approve the Directors' fees of SGD 912,500 for 2008		For	17000	0	0	0
4	Approve the fee of SGD 2,500,000 to the Chairman of the Bank, Dr. Wee Cho Yaw, for the period from JAN 2008 to DEC 2008		For	17000	0	0	0
5	Re-appoint Ernst & Young LLP as the Auditors of the Company and authorize the Directors to fix their remuneration		For	17000	0	0	0
6	Re-elect Mr. Wee Ee Cheong as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company		For	17000	0	0	0
7	Re-elect Dr. Wee Cho Yaw as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company		For	17000	0	0	0
8	Re-elect Professor Lim Pin as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company		For	17000	0	0	0
9	Re-elect Mr. Ngiam Tong Dow as a Director, pursuant to Section 153[6] of the Companies Act, Chapter 50, to hold such office until the next AGM of the Company		For	17000	0	0	0
10	Authorize the Directors, to issue ordinary shares in the capital of the Company [''shares''] whether by way of rights, bonus or otherwise; and/or (ii) make or grant offers, agreements or options [including options under the UOB 1999 Share Option Scheme [the ''Scheme''] [collectively, ''Instruments''] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to		For	0	17000	0	0

such persons as the Directors may in their absolute
discretion deem fit; and (b) [notwithstanding the authority
conferred by this Resolution may have ceased to be in
force] issue shares in pursuance of any Instrument made or
granted by the Directors while this resolution was in force, provided that: (1) the aggregate number of ordinary shares
to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted
pursuant to this Resolution] does not exceed 50% of the
total number of issued shares, excluding treasury shares, in the capital of the Company [as calculated in accordance
with this resolution below], of which the aggregate number
of shares to be issued other than on a pro-rata basis to
shareholders of the Company [including shares to be issued
in pursuance of Instruments made or granted pursuant to
this Resolution] does not exceed 20 % of the total number
of issued shares, excluding treasury shares, in the capital of the Company [as calculated in accordance with this
resolution below); (2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange
Securities Trading Limited [''SGX-ST''] for the purpose of
determining the aggregate number of shares that may be
issued under this resolution above, the percentage of
issued shares shall be based on the total number of issued
shares, excluding treasury shares, in the capital of the
Company at the time this Resolution is passed, after
adjusting for: (i) new ordinary shares arising from the
conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or
subsisting at the time this Resolution is passed; and (ii) any subsequent bonus issue, consolidation or sub-division of

	shares; (3) in exercising the authority conferred by this
	Resolution, the Company shall comply with the provisions of
	the Listing Manual of the SGX-ST for the time being in force
	[unless such compliance has been waived by the SGX-ST]
	and the Articles of Association for the time being of the
	Company; [Authority expires the earlier of the conclusion of
	the next AGM of the Company or the date by which the next
	AGM of the Company is required by law to be held]
11	Authorize the Director, to allot and issue any of the preference shares referred to in the Articles 7A, 7B, 7C, 7D, 7E and/or 7F of the Articles of Association of the Company; and/or make or grant offers, agreements or options that might or would require the preference shares referred to in this resolution above to be issued, at any time and upon such terms and conditions and for such purposes and to		For	0	0	17000	0

such persons as the Directors may in their absolute
discretion deem fit and [notwithstanding that the authority
conferred by this Resolution may have ceased to be in
force] to issue the preference shares referred to in this
resolution above in connection with any offers, agreements
or options made or granted by the Directors while this
resolution was in force; to do all such things and execute all such documents as they may consider necessary or
appropriate to give effect to this Resolution as they may
deem fit; and [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the
next AGM of the Company is required by law to be held]

DIGI.COM BHD
Cusip/Sedol:	6086242			Meeting Type:		Annual General Meeting
Ticker:	DIGI MK			Meeting Date:		07-May-2009
ISIN	MYL6947OO005			Vote Deadline Date:		30-Apr-2009
Agenda	701901173	Management		Total Ballot Shares:		119000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements of the Company for the FYE 31 DEC 2008 and the Directors' and Auditors' reports thereon		For	23300	0	0	0
2	Declare a final single-tier exempt dividend of 53 sen per ordinary share of 10 sen each for the FYE 31 DEC 2008		For	23300	0	0	0
3	Re-elect Mr. Tan Sri Leo Moggie as a Director of the Company who retires under Article 98(A) of the Articles of Association of the Company		For	23300	0	0	0
4	Re-elect Mr. Sigve Brekke as a Director of the Company who retires under Article 98(E) of the Articles of Association of the Company		For	23300	0	0	0
5	Re-appoint Messrs Ernst & Young as the Auditors of the Company and authorize the Directors to fix their remuneration		For	23300	0	0	0
6
Authorize the Company and its subsidiaries, subject to the
provisions of the Listing Requirements of Bursa Malaysia
Securities Berhad, and its subsidiaries, to enter into
recurrent related party transactions of a revenue or trading nature with Telenor and persons connected with Telenor as
specified in Section 2.3 of the circular to shareholders dated
15 APR 2009, which are necessary for the day-to-day
operations and/or in the ordinary course of business of the
Company and its subsidiaries on terms not more favorable
to the related parties than those generally available to the public and are not detrimental to the minority shareholders
of the Company and that such approval shall continue to be
in force until: [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM after the date it is
required to be held pursuant to Section 143[1] of the
Companies Act, 1965 [but shall not extend to such
extension as may be allowed pursuant to Section 143[2] of
the Companies Act, 1965]
			For	23300	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		Annual General Meeting
Ticker:	857 HK			Meeting Date:		12-May-2009
ISIN	CNE1000003W8			Vote Deadline Date:		01-May-2009
Agenda	701899998	Management		Total Ballot Shares:		7714000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 548783 DUE TO CHANGE IN VOTING
STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
			None		Non Voting
2	Approve the report of the Board of Directors of the Company for the year 2008		For	164000	0	0	0
3	Approve the report of Supervisory Committee of the Company for the year 2008		For	164000	0	0	0
4	Approve the audited financial statements of the Company for the year 2008		For	164000	0	0	0
5	Approve the declaration and payment of the final dividends for the YE 31 DEC 2008 in the amount and in the manner recommend by the Board of Directors		For	164000	0	0	0
6	Authorize the Board of Directors to determine interim dividend		For	164000	0	0	0
7	Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the International Auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the Domestic Auditors of the Company, for the year 2009 and authorize the Board of Directors to fix their remuneration		For	164000	0	0	0
8	Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of the existing domestic shares and overseas listed foreign shares of the Company in issue as at the date		For	0	164000	0	0

of this resolution, and to execute and do or procure to be
executed and done, all such documents, deeds and things
as it may consider necessary in connection with the issue of such shares; [Authority expire after the 12 month period
following the passing of this resolution]; and to make such
amendments to the Articles of Association of the Company
as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the
Company upon the allotment and issuance of shares of the
Company as contemplated in this Resolution, in order to
facilitate the issuance of shares in accordance with this
resolution in a timely manner, to establish a special
committee of the Board of Directors comprising Mr. Jiang
Jiemin, Mr. Zhou Jiping and Mr. Wang Guoliang and
authorize such committee to exercise all such power
granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary
in connection with the issue of such shares contingent on
the passing of this Resolution and within the relevant period of this mandate, the Board of Directors and the special
committee of the Board of Directors will only exercise its
respective power under such mandate in accordance with
the Company Law of the PRC, the Securities Law of the
PRC, regulations or the listing rules of the stock exchange
on which the Shares of the Company are listed (as
amended from time to time) and only if all necessary
approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained and the special committee of the
Board of Directors will only exercise its power under such
mandate in accordance with the power granted by the
shareholders at the AGM to the Board of Directors

9
Approve and ratify to grant an unconditional general
mandate to issue debt financing instruments in the
aggregate principal amount of up to RMB 100 billion (or if
issued in foreign currency, equivalent to the exchange rate
announced by the People’s Bank of China on the
date of issue), upon such terms and conditions to be
determined by the Board of Directors, and authorize the
Board of Directors to: determine and approve the category,
specific terms, conditions and other matters in respect of
the issue of such instruments, including but not limited to
the issue size, actual amount, currency, issue prices,
coupon rates or method of determining the coupon rates,
timing of issuance, whether to issue in tranches and the
number of tranches, whether any terms for repurchase and
			For	164000	0	0	0

redemption will be in place, rating arrangements, guarantee, schedule of repayment of the principal and the interests,
use of proceeds as approved by the shareholders meeting,
specific placing arrangements and underwriting
arrangements; and to make corresponding changes to the
plan of such issuance based on opinions of the regulatory
authorities when there is any change on the policies which
affects the issue of such instruments or when there are
changes on the market conditions, save for issues which
are subject to further approval at shareholders' meeting as
required by the relevant laws, regulations and Articles of
Association, to execute and do or procure to be executed
and done, all such documents, deeds and things as it may
consider necessary in connection with the issue of such
instruments, to determine whether such instruments shall
be listed, and where the Board of Directors determines so,
to execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
necessary in connection with the listing of such instruments, where the Board of Directors has already taken actions and
steps with respect to the issue of such instruments, such
actions and steps, and in the event the Company had
issued such instrument and would expect to fail to pay the
principal or coupon interests of such instrument on
schedule, or fail to pay the principal and coupon interests on the due date during the subsistence of such instrument, to
determine not to distribute dividends to the shareholders of the Company, in accordance with relevant protection
measures for repayment of debts as required under the
relevant laws and regulations; [Authority expires until the
conclusion of the next AGM of the Company]; and in order

	to facilitate the issuance of debt financing instruments in
	accordance with this resolution in a timely manner, to
	further authorize the Chief Financial Officer of the Company
	to exercise all such power granted to the Board of Directors
	to execute and do all such documents, deeds and things as
	he may consider necessary in connection with the issue and
	listing (where applicable) of such debt financing
	instruments, by reference to the specific needs of the
	Company and other market conditions, contingent on the
	passing of this Resolution and within the relevant period of
	this mandate
10	Elect Mr. Wang Daocheng as an Independent Supervisor of the Company		For	164000	0	0	0
BOC HONG KONG HLDGS LTD
Cusip/Sedol:	6536112			Meeting Type:		Annual General Meeting
Ticker:	2388 HK			Meeting Date:		21-May-2009
ISIN	HK2388011192			Vote Deadline Date:		18-May-2009
Agenda	701902151	Management		Total Ballot Shares:		2698500
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2008		For	121500	0	0	0
3	Re-elect Mr. XIAO Gang as a Director of the Company		For	121500	0	0	0
4	Re-elect Mr. LI Zaohang as a Director of the Company		For	121500	0	0	0
5	Re-elect Mr. ZHOU Zaiqun as a Director of the Company		For	121500	0	0	0
6	Re-elect Mr. KOH Beng Seng as a Director of the Company		For	121500	0	0	0
7	Re-elect Mr. TUNG Savio Wai-Hok as a Director of the Company		For	121500	0	0	0
8	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors or a duly authorized Committee of the Board to determine their remuneration		For	121500	0	0	0
9	Authorize the Board of Directors to allot, issue and deal with additional shares of the Company, not exceeding 20% or, in the case of issue of shares solely for cash and unrelated to any asset acquisition, not exceeding 5% of the of the issued share capital of the Company as at the date of passing this Resolution		For	121500	0	0	0
10	Authorize the Board of Directors to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of passing this Resolution		For	121500	0	0	0
11	Approve, conditional on the passing of Resolutions 4 and 5, to extend the general mandate granted by Resolution 4 by adding thereto the shares repurchased pursuant to the general mandate granted by Resolution 5		For	121500	0	0	0
INDUSTRIAL AND COMMERCIAL BANK OF CHINA (ASIA) LTD
Cusip/Sedol:	6912530			Meeting Type:		Annual General Meeting
Ticker:	349 HK			Meeting Date:		22-May-2009
ISIN	HK0349001625			Vote Deadline Date:		19-May-2009
Agenda	701919586	Management		Total Ballot Shares:		146000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.		None		Non Voting
2	Receive the audited financial statements together with the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	146000	0	0	0
3	Declare a final dividend		For	146000	0	0	0
4	Re-elect Dr. Jiang Jianqing as a Director		For	146000	0	0	0
5	Re-elect Mr. Hu Hao as a Director		For	146000	0	0	0
6	Re-elect Mr. Zhang Yi as a Director		For	146000	0	0	0
7	Re-elect Mr. Yuen Kam Ho, George as a Director		For	146000	0	0	0
8	Approve the payment of the Directors' fees for the YE 31 DEC 2008		For	146000	0	0	0
9	Re-appoint Ernst and Young as the Auditors of the Bank and to authorize the Directors to fix their remuneration		For	146000	0	0	0
10
Authorize the Board of Directors of the Bank: [a] subject to the following provisions of this Resolution, during the
relevant period [as specified] to allot, issue and deal with additional shares in the capital of the Bank, and to make or grant offers, agreements or options [including bonds, notes, warrants, debentures and other securities convertible into
shares of the Bank] which would or might require the
exercise of such powers during and after the end of the
relevant period, the aggregate nominal amount of shares in
the capital of the Bank allotted or agreed conditionally or
unconditionally to be allotted or dealt with [whether pursuant to an option or otherwise] by the Board of Directors of the
Bank pursuant to the approval in this resolution above,
otherwise than pursuant to: [i] a rights issue [as specified];
[ii] the exercise of rights of subscription or conversion under the terms of any warrants of the Bank or any securities
which are convertible into shares of the Bank; [iii] any scrip
			For	0	146000	0	0

dividend or similar arrangement providing for the allotment
of shares in lieu of the whole or part of a dividend on shares of the Bank pursuant to the Articles of Association of the
Bank from time to time; or [iv] any option scheme or similar arrangement for the time being adopted for the grant or
issue to employees of the Bank, and/or any of its
subsidiaries of shares or rights to acquire shares of the
Bank, shall not exceed 20% of the aggregate nominal
amount of the issued share capital of the Bank as at the
date of passing of this Resolution; [Authority expires the
earlier of the conclusion of the next AGM of the Bank or the expiration of the period within which the next AGM is
required by the Articles of Association of the Bank or the
Companies Ordinance to be held]

11
Authorize the Board of Directors of the Bank, to repurchase
shares in the capital of the Bank, subject to and in
accordance with all applicable laws and the requirements of
the Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited as amended from time to
time, during the relevant period, the aggregate nominal
amount of shares in the capital of the Bank which may be
repurchased by the Bank pursuant to the approval in this
resolution above shall not exceed 10% of the aggregate
nominal amount of the issued share capital of the Bank as
at the date of passing of this Resolution; [Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period within which the next AGM is
required by the Articles of Association of the Bank or the
Companies Ordinance to be held]
			For	146000	0	0	0
12
Approve, conditional upon the passing of the Ordinary
Resolutions 6 and 7 as specified, the general mandate
granted to the Board of Directors of the Bank and for the
time being in force to exercise the powers of the Bank to
allot, issue and deal with additional shares pursuant to the
Ordinary Resolution 6 be extended by the addition thereto
of an amount representing the aggregate nominal amount of
shares in the capital of the Bank repurchased by the Bank
under the authority granted to the Board of Directors of the
Bank pursuant to the Ordinary Resolution 7, provided that
such amount of shares so repurchased shall not exceed
10% of the aggregate nominal amount of the issued share
capital of the Bank as at the date of the said Ordinary
Resolution
			For	0	0	146000	0
13	Amend the Articles 2, 61, 77, 94, 142, 147, 149, 150, 154 and 158 of the Articles of Association of the Bank with effect from the date of this AGM, as specified		For	146000	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		Annual General Meeting
Ticker:	1138 HK			Meeting Date:		25-May-2009
ISIN	CNE1000002S8			Vote Deadline Date:		15-May-2009
Agenda	701893833	Management		Total Ballot Shares:		4560000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 audited financial statements of the Company		For	140000	0	0	0
2	Approve the 2008 report of the Board of Directors of the Company		For	140000	0	0	0
3	Approve the 2008 report of the Supervisory Committee of the Company		For	140000	0	0	0
4	Approve the recommended 2008 final dividend of RMB 0.30 [before Tax] per share		For	140000	0	0	0
5
Approve the remuneration of the Directors, the Supervisors
and the Senior Management of the Company for 2009: the
total remuneration of the Company's Directors [the
Director(s)], the Supervisors [the Supervisor(s)] and Senior
Management [the Senior Management] amounted to RMB
4,827,000 [before Tax] for the year 2008, on the premises
of achieving the targets for operation management, safety
and economic efficiencies, it is proposed that the same
remuneration standards of the Directors, Supervisors and
Senior Management in 2008 be adopted for that of 2009, it
is proposed that the allowances for the 4 Independent
Directors and 1 Independent Supervisor to adopt the same
standards as those in 2008, that is RMB 80,000 per year
[before Tax] respectively
			For	140000	0	0	0
6	Re-appoint Vocation International Certified Public Accountant Company Ltd. and UHY Vocation HK CPA Limited as the domestic and international Auditors of the Company for 2009, respectively, and authorize the Board of Directors of the Company to determine their remuneration		For	140000	0	0	0
7	Re-elect Mr. Li Shaode as an Executive Director of the Company		For	140000	0	0	0
8	Re-elect Mr. Ma Zehua as an Executive Director of the Company		For	140000	0	0	0
9	Re-elect Mr. Lin Jianqing as an Executive Director of the Company		For	140000	0	0	0
10	Re-elect Mr. Wang Daxiong as an Executive Director of the Company		For	140000	0	0	0
11	Re-elect Mr. Zhang Guofa as an Executive Director of the Company		For	140000	0	0	0
12	Elect Mr. Mao Shijia as an Executive Director of the Company		For	140000	0	0	0
13	Elect Mr. Qiu Guoxuan as an Executive Director of the Company		For	140000	0	0	0
14	Elect Mr. Zhu Yongguang as an Independent Non-executive Director of the Company		For	140000	0	0	0
15	Elect Mr. Gu Gongyun as an Independent Non-executive Director of the Company		For	140000	0	0	0
16	Elect Mr. Zhang Jun as an Independent Non-executive Director of the Company		For	140000	0	0	0
17	Elect Mr. Lu Wenbin as an Independent Non-executive Director of the Company		For	140000	0	0	0
18	Re-elect Mr. Kou Laiqi as a Supervisor of the Company		For	140000	0	0	0
19	Re-elect Mr. Xu Hui as a Supervisor of the Company		For	140000	0	0	0
20	Re-elect Mr. Yan Zhichong as a Supervisor of the Company		For	140000	0	0	0
21	Re-elect Mr. Yu Shicheng as a Supervisor of the Company		For	140000	0	0	0
22
Approve to add 1 more clause at the end of Article 179 such
that Article 179 read as follows: Clause 1: unless
specifically resolved at a general meeting, dividends of the
Company shall be distributed once a year, upon
authorization by a general meeting, the Board of Directors
and may distribute and pay interim dividend, provided that
the amount of the interim dividend shall not be more than
50% of the interim profit of the Company unless otherwise
required by the Directors and relevant administrative Laws
and regulations; Clause 2: the Profit Distribution Policy of the Company shall maintain its continuity and stability
			For	140000	0	0	0
23
Approve that Clause 3 of Article 12 shall be changed from:
the business scope of the Company covers vessel trading,
container manufacturing and repair, purchase and sale of
vessel accessories and consultation on and transfer of ship
technology to the business scope of the Company covers
vessel trading, container manufacturing and repair,
purchase and sale of vessel accessories, consultation on
and transfer of ship technology, maritime affairs
management, engineering management, maintenance and
repair services for bulk cargo vessels and oil vessels in
domestic coastal regions and international vessel
management
			For	140000	0	0	0
24	Authorize the Senior Management of the Company, subject to the passing of Resolution 9B, to make such further relevant amendments as necessary to the business scope in the business license of the Company pursuant to the proposed Resolution 9B in accordance with the requirements of the State Administration for Industry and Commerce and other relevant Governmental Authorities		For	140000	0	0	0
U-MING MARINE TRANSPORT CORPORATION
Cusip/Sedol:	6911377			Meeting Type:		Annual General Meeting
Ticker:	2606 TT			Meeting Date:		02-Jun-2009
ISIN	TW0002606001			Vote Deadline Date:		26-May-2009
Agenda	701958792	Management		Total Ballot Shares:		529000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 544570 DUE TO DELETION OF
RESOLUTIONS. ALL VOTES RECEIVED ON THE
PREVIOUS MEETING WILL BE DISREGARDED AND
YOU WILL NEED TO REINSTRUCT ON THIS MEETING
NOTICE. THANK YOU.
			None		Non Voting
2	The 2008 business operations		None		Non Voting
3	The 2008 financial statements		None		Non Voting
4	The 2008 audited reports		None		Non Voting
5	Approve the 2008 financial statements		For	94000	0	0	0
6	Approve the 2008 profit distribution, proposed cash dividend: TWD 6 per share		For	94000	0	0	0
7	Approve to revise the procedures of monetary loans		For	94000	0	0	0
8	Approve to revise the procedures of endorsement and guarantee		For	94000	0	0	0
9	Extraordinary motions		Abstain	0	0	94000	0
DEPO AUTO PARTS INDUSTRIAL CO LTD
Cusip/Sedol:	6741411			Meeting Type:		Annual General Meeting
Ticker:	6605 TT			Meeting Date:		10-Jun-2009
ISIN	TW0006605009			Vote Deadline Date:		03-Jun-2009
Agenda	701960684	Management		Total Ballot Shares:		101400
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business operations		None		Non Voting
2	The 2008 audited reports		None		Non Voting
3	The status of investment in people's Republic of China		None		Non Voting
4	Approve the financial statements		For	101400	0	0	0
5	Approve the 2008 profit distribution; proposed cash dividend: TWD 3.6 per share		For	101400	0	0	0
6	Approve the revision to the procedures of monetary loans		For	101400	0	0	0
7	Approve the revision to the procedures of endorsement and guarantee		For	101400	0	0	0
8	Approve to release the prohibition on Directors from participation in competitive business		For	0	101400	0	0
9	Other issues		Abstain	0	0	101400	0
GREATEK ELECTRONICS INC
Cusip/Sedol:	6293989			Meeting Type:		Annual General Meeting
Ticker:	2441 TT			Meeting Date:		10-Jun-2009
ISIN	TW0002441003			Vote Deadline Date:		03-Jun-2009
Agenda	701965278	Management		Total Ballot Shares:		197776
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 546242 DUE TO DUE TO CHANGE IN
VOTING STATUS OF RESOLUTION B.7. ALL VOTES
RECEIVED ON THE PREVIOUS MEETING WILL BE
DISREGARDED AND YOU WILL NEED TO REINSTRUCT
ON THIS MEETING NOTICE. THANK YOU.
			None		Non Voting
2	To report the 2008 business operations		None		Non Voting
3	To report the 2008 audited reports		None		Non Voting
4	Approve the 2008 business reports and financial statements		For	197776	0	0	0
5	Approve the 2008 profit distribution: proposed cash dividend: TWD 1.6 per share		For	197776	0	0	0
6	Approve the revision to the Articles of Incorporation		For	197776	0	0	0
7	Approve the issuance of new shares from retained earnings: proposed stock dividend: 40 for 1,000 shares held		For	197776	0	0	0
8	Approve the revision to the procedures of monetary loans		For	197776	0	0	0
9	Approve the revision to the procedures of endorsement and guarantee		For	197776	0	0	0
10	Other issues and extraordinary motions		Abstain	0	0	197776	0
ANGANG STEEL COMPANY LTD
Cusip/Sedol:	6015644			Meeting Type:		Annual General Meeting
Ticker:	347 HK			Meeting Date:		12-Jun-2009
ISIN	CNE1000001V4			Vote Deadline Date:		04-Jun-2009
Agenda	701924361	Management		Total Ballot Shares:		2046801
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the report of the Board of Directors of the Company for 2008		For	125801	0	0	0
2	Receive the report of the Supervisory Committee of the Company for 2008		For	125801	0	0	0
3	Approve the audited financial statements of the Company for 2008		For	125801	0	0	0
4	Approve the proposal for distribution of the profits of the Company for 2008		For	125801	0	0	0
5	Approve the proposed remuneration of the Directors of the Company for 2008		For	125801	0	0	0
6	Approve the proposed remuneration of the Supervisors of the Company for 2008		For	125801	0	0	0
7	Appoint Zhong Rui Yue Hua Certified Public Accountants and RSM Nelson Wheeler Certified Public Accountants as the Domestic and International Auditor of the Company, respectively, for 2008, and authorize the Board of Directors of the Company to determine their remunerations		For	125801	0	0	0
8
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
9	Appoint Mr. Zhang Xiaogang as a Executive Director of the Company		For	125801	0	0	0
10	Appoint Mr. Tang Fuping as a Executive Director of the Company		For	125801	0	0	0
11	Appoint Mr. Yang Hua as a Executive Director of the Company		For	125801	0	0	0
12	Appoint Mr. Yu Wanyuan as a Executive Director of the Company		For	125801	0	0	0
13	Appoint Mr. Chen Ming as a Executive Director of the Company		For	125801	0	0	0
14	Appoint Mr. Fu Jihui as a Executive Director of the Company		For	125801	0	0	0
15	Appoint Mr. Li Shijun as a Independent Non-executive Director of the Company		For	125801	0	0	0
16	Appoint Mr. Ma Guoqiang as a Independent Non-executive Director of the Company		For	125801	0	0	0
17	Appoint Mr. Liu Wei as a Independent Non-executive Director of the Company		For	125801	0	0	0
18	Appoint Mr. Ma Chiu-Cheung, Andrew as a Independent Non-executive director of the Company		For	125801	0	0	0
19
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
SUPERVISOR. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
20	Approve the appointment of Mr. Wen Baoman as the shareholders' representative Supervisors of the Company		For	125801	0	0	0
21	Approve the appointment of Mr. Shan Mingyi as the shareholders' representative Supervisors of the Company		For	125801	0	0	0
22	Amend the Articles of Association of the Company and authorize i) any Director of the Company to deal with the relevant matters or to execute any documents in relation to such amendments, and (ii) the Board of Directors or the Supervisory Committee of the Company to make amendments to the Rules for the Procedures of the Meetings of the Board of the Company or the Rules for the Procedures of the Meetings of the Supervisory Committee of the Company in accordance with the amended Articles of Association of the Company; Articles as follow: Article 141, 164[8], 191, 193, 240; as specified		For	125801	0	0	0
PERUSAHAAN PERSEROAN PERSERO P T TELEKOMUNIKIASI I
Cusip/Sedol:	B0217K9			Meeting Type:		Annual General Meeting
Ticker:	INCO IJ			Meeting Date:		12-Jun-2009
ISIN	ID1000099104			Vote Deadline Date:		10-Jun-2009
Agenda	701978061	Management		Total Ballot Shares:		1345500
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the Board of Directors report for book year 2008 including the Board of Commissioners report regarding their supervision duty		For	307500	0	0	0
2	Ratify the financial report and the partnership and community development program for book year 2008		For	307500	0	0	0
3	Approve the utilization of Company net profit for Book Year 2008		For	307500	0	0	0
4	Approve the determination on remuneration for the Board of Management for book year 2009		For	307500	0	0	0
5	Authorize the Board of Directors to appoint Independent Public Accountant to audit Company's books for book year 2009 and approve to determine their honorarium		For	307500	0	0	0
6	Approve the implementation of regulation of the Ministry of State owned enterprise no. per 05/mbu/2008		For	307500	0	0	0
7	Approve the change in the Board of Management structure		For	307500	0	0	0
CHINA STL CORP
Cusip/Sedol:	6190950			Meeting Type:		Annual General Meeting
Ticker:	2002 TT			Meeting Date:		19-Jun-2009
ISIN	TW0002002003			Vote Deadline Date:		12-Jun-2009
Agenda	701977576	Management		Total Ballot Shares:		968619
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	The 2008 business reports		None		Non Voting
2	The 2008 audited reports reviewed by Supervisors		None		Non Voting
3	The issuance status of local convertible bond		None		Non Voting
4	The status of 2008 Treasury Stock Buyback		None		Non Voting
5	Ratify the 2008 business and financial reports		For	226284	0	0	0
6	Ratify the 2008 earnings distribution proposal [proposed cash dividend: TWD 1.3/sharers]		For	226284	0	0	0
7	Approve to raise capital by issuing new shares from earnings [proposed STK dividend: 43shares / 1000shares]		For	226284	0	0	0
8	Approve to revise the Articles of Incorporation		For	226284	0	0	0
9	Approve to revise the procedures of acquisition or disposal of asset		For	226284	0	0	0
10	Approve the procedures of endorsements and guarantees		For	226284	0	0	0
11	Approve to release the Directors from non-competition duties		For	226284	0	0	0
12	Other issues and extraordinary motions		Abstain	0	0	226284	0
COMPAL ELECTRONICS INC
Cusip/Sedol:	6225744			Meeting Type:		Annual General Meeting
Ticker:	2324 TT			Meeting Date:		19-Jun-2009
ISIN	TW0002324001			Vote Deadline Date:		12-Jun-2009
Agenda	701990512	Management		Total Ballot Shares:		204133
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 548799 DUE TO RECEIPT OF DIRECTOR
NAMES. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
			None		Non Voting
2	The 2008 business operations		None		Non Voting
3	The 2008 audited reports		None		Non Voting
4	The status of buyback treasury stock		None		Non Voting
5	Approve the 2008 financial statements		For	204133	0	0	0
6	Approve the 2008 profit distribution, proposed cash dividend: TWD 1.5 per share		For	204133	0	0	0
7	Approve the issuance of new shares from retained earnings, staff bonus and capital reserves, proposed stock dividend: 2 for 1,000 shares held, proposed bonus issue: 3 for 1,000 shares held		For	204133	0	0	0
8	Approve to revise the Articles of Incorporation		For	204133	0	0	0
9	Approve to revise the procedures of asset acquisition or disposal		For	204133	0	0	0
10	Approve to revise the procedures of endorsement and guarantee		For	204133	0	0	0
11	Approve to revise the procedures of monetary loans		For	204133	0	0	0
12	Elect Mr. Hsu, Sheng-Hsiung/Shareholder No: 23 as a Director		For	204133	0	0	0
13	Elect Mr. Medica John Kevin/Shareholder No: 562334 as a Director		For	204133	0	0	0
14	Elect Mr. Chen, Jui-Tsung/Shareholder No: 83 as a Director		For	204133	0	0	0
15	Elect Mr. Hsu, Wen-Being/Shareholder No: 15 as a Director		For	204133	0	0	0
16	Elect Mr. Shen, Wen-Chung/Shareholder No: 19173 as a Director		For	204133	0	0	0
17	Elect Mr. Lin, Kuang-Nan/Shareholder No: 57 as a Director		For	204133	0	0	0
18	Elect Kinpo Electronics, Inc./Shareholder No: 85 as a Director		For	204133	0	0	0
19	Elect Mr. Chang, Yung-Ching/Shareholder No: 2024 as a Director		For	204133	0	0	0
20	Elect Mr. Wong, Chung-Pin/Shareholder No: 1357 as a Director		For	204133	0	0	0
21	Elect Mr. Kung, Shao-Tsu/Shareholder No: 2028 as a Director		For	204133	0	0	0
22	Elect Mr. Hsu, Chiung-Chi/Shareholder No: 91 as a Director		For	204133	0	0	0
23	Elect Mr. Wea, Chi-Lin/Id No: J100196868 as a Director		For	204133	0	0	0
24	Elect Mr. Ko, Charng-Chyi/Shareholder No: 55 as a Supervisor		For	204133	0	0	0
25	Elect Mr. Chou, Yen-Chia/Shareholder No: 60 as a Supervisor		For	204133	0	0	0
26	Elect Mr. Hsu, Sheng-Chieh/Shareholder No: 3 as a Supervisor		For	204133	0	0	0
27	Approve to release the prohibition on the Directors from participation in competitive business		For	204133	0	0	0
28	Other issues and extraordinary motions		Abstain	0	0	204133	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Annual General Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701924462	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the working report of the Board of Directors of the Company [the 'Board'] for the YE 31 DEC 2008		For	188000	0	0	0
2	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	188000	0	0	0
3	Approve the audited financial statements of the Company and the group as at and for the YE 31 DEC 2008		For	188000	0	0	0
4	Approve the proposed Profit Distribution Plan of the Company for the YE 31 DEC 2008, and authorize the Board to distribute an aggregate cash dividends of RMB 1,967.36 million [tax inclusive], equivalent to RMB 0.40 [tax inclusive] per share to the shareholders of the Company		For	188000	0	0	0
5	Approve to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		For	188000	0	0	0
6	Re-appoint Grant Thornton and Shine Wing Certified Public Accountants Ltd as the Company's international and PRC Auditors, respectively, until the conclusion of the next AGM, and to determine their remuneration arrangements		For	188000	0	0	0
7	Approve to renew liability insurance for Directors, Supervisors and senior officers of the Company		For	188000	0	0	0
8	Approve the proposal regarding the use of electronic means to provide Corporate Communications to holders of H shares of the Company		For	188000	0	0	0
9	Amend the Article 2, Article 30, Article 85, Article 86, Article 87, Article 145, Article 238, Article 239, Article 247, Article 249, Article 271, Article 286 and Article 295 of the Articles of Association of the Company, and authorize any one of the Directors to make further adjustments at his discretion with reference to requirements of the relevant authorities, seek approval and make the relevant filing with the relevant authorities at the appropriate time; as specified		For	188000	0	0	0
10
Approve the Board granted an unconditional general
mandate to issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant
offers, agreements and options in respect thereof, subject to the following terms: 1) such mandate shall not extend
beyond the Relevant Period save that the Board may during
the Relevant Period make or grant offers, agreements or
options which might require the exercise of such powers
after the end of the Relevant Period; 2) the number of
shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by
the Board shall not exceed 20% of the number of H Shares
in issue as at the date of the this resolution; 3) Board will only exercise its power under such mandate in accordance
with the Company Law of the PRC and the Rules Governing
the Listing of Securities on The Stock Exchange of Hong
Kong Limited [as amended from time to time] and only if all
necessary approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained; for the purpose of the resolution;
[Authority expires the earlier of the conclusion of the next
AGM or 12 months] authorize the Board of Directors, to
issue shares pursuant to paragraph (a) of this resolution,
execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
relevant in connection with the issue of such new shares
including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant
authorities and entering into an underwriting agreement [or
any other agreement], to determine the use of proceeds and
to make all necessary filings and registrations with the
			For	0	188000	0	0
	relevant PRC, Hong Kong and other authorities, and to
	make such amendments to the articles of association of the
	Company as it thinks fit so as to reflect the increase in
	registered capital of the Company and to reflect the new
	share capital structure of the Company under the intended
	allotment and issue of the shares of the Company pursuant
	to the resolution under paragraph (a) of this resolution
11	Authorize the Board of the Company to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body; the aggregate amount of		For	188000	0	0	0

H Shares of the Company authorized to be repurchased
subject to the approval in paragraph (a) above during the
Relevant Period shall not exceed 10% of the total amount of
existing issued H Shares of the Company as at the date of
the passing of this resolution; the passing of a special
resolution with the same terms as the resolution set out in
this paragraph [except for this sub-paragraph (c)(i)] at a
class meeting for the holders of Domestic Shares of the
Company to be held on 26 JUN 2009 [or on such adjourned
date as may be applicable]; and the class meeting for the
holders of H Shares to be held on 26 JUN 2009 [or on such
adjourned date as may be applicable] for such purpose; the
approval of the relevant PRC regulatory authorities as may
be required by laws, rules and regulations of the PRC being
obtained by the Company if appropriate; and the Company
not being required by any of its creditors to repay or to
provide guarantee in respect of any amount due to any of
them [or if the Company is so required by any of its
creditors, the Company having, in its absolute discretion,
repaid or provided guarantee in respect of such amount]
authorize the Board, pursuant to the notification procedure
set out in Article 30 of the Articles of Association of the
Company; subject to the approval of all relevant PRC
regulatory authorities for the repurchase of such H Shares
being granted, (i) amend the Articles of Association of the
Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital
structure of the Company upon the repurchase of H shares
of the Company as contemplated in paragraph (a) above;
and (ii) file the amended articles of association of the
Company with the relevant governmental authorities of the

	PRC; [Authority expires the earlier of: the conclusion of the
	next AGM or 12 months]
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701927002	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Company, subject to this resolution, to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body, the aggregate
amount of H Shares of the Company to be repurchased
subject to this resolution, during the relevant period shall not exceed 10% of the total amount of existing issued H Shares
of the Company as at the date of the passing of this
resolution; approve that conditional upon: (i) the passing of a special resolution in the same terms as the resolution as
specified at the AGM of the Company to be held on 26 JUN
2009 [or on such adjourned date as may be applicable]; and
the class meeting for holders of Domestic Shares to be held
on 26 JUN 2009 [or on such adjourned date as may be
applicable]; (ii) the approval of the relevant PRC regulatory authorities as may be required by laws, rules and
regulations of the PRC being obtained by the Company if
appropriate; and (iii) the Company not being required by
any of its creditors to repay or to provide guarantee in
respect of any amount due to any of them [or if the
Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure set out in Article 30 of the Articles of Association of the Company; authorize the Board, subject
to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to: i)
amend the Articles of Association of the Company as it
			For	188000	0	0	0
	thinks fit so as to reduce the registered share capital of the

Company and to reflect the new capital structure of the
Company upon the repurchase of H Shares of the Company
as specified; and ii) file the amended Articles of Association of the Company with the relevant governmental authorities
of the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12-
month period following the passing of this special resolution]

Guinness Atkinson Ching & Hong Kong Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

NETEASE.COM, INC.
Security		64110W102		Meeting Type	Annual
Ticker Symbol		NTES		Meeting Date	05-Sep-2008
ISIN		US64110W1027		Agenda	932942370 - Management
City				Holding Recon Date	30-Jul-2008
Country		United States		Vote Deadline Date	27-Aug-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	RE-ELECTION OF DIRECTOR: WILLIAM DING			Management	For	For
1B	RE-ELECTION OF DIRECTOR: MICHAEL TONG			Management	For	For
1C	RE-ELECTION OF DIRECTOR: ALICE CHENG			Management	For	For
1D	RE-ELECTION OF DIRECTOR: LUN FENG			Management	For	For
1E	RE-ELECTION OF DIRECTOR: DENNY LEE			Management	For	For
1F	RE-ELECTION OF DIRECTOR: MICHAEL LEUNG			Management	For	For
1G	RE-ELECTION OF DIRECTOR: JOSEPH TONG			Management	For	For
02	APPOINT PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS INDEPENDENT AUDITORS OF NETEASE.COM, INC. FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN0		837	89000	0	06-Aug-2008	06-Aug-2008

PERFECT WORLD CO LTD
Security		71372U104		Meeting Type	Special
Ticker Symbol		PWRD		Meeting Date	07-Oct-2008
ISIN		US71372U1043		Agenda	932959349 - Management
City				Holding Recon Date	17-Sep-2008
Country		United States		Vote Deadline Date	01-Oct-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	THE RESOLUTION AS SET OUT IN PARAGRAPH 1 OF THE NOTICE OF EXTRAORDINARY GENERAL MEETING REGARDING THE AMENDMENT TO THE COMPANY'S ARTICLES OF ASSOCIATION.			Management	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN0		837	53000	0	01-Oct-2008	01-Oct-2008

PERFECT WORLD CO LTD
Security		71372U104		Meeting Type	Special
Ticker Symbol		PWRD		Meeting Date	28-Feb-2009
ISIN		US71372U1043		Agenda	933001872 - Management
City				Holding Recon Date	18-Feb-2009
Country		United States		Vote Deadline Date	25-Feb-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01
AMENDMENT OF THE SECTION 3.1(A) OF THE SHARE
INCENTIVE PLAN BY REPLACING IT WITH THE FOLLOWING
PARAGRAPH: "SUBJECT TO THE PROVISIONS OF ARTICLE 8
AND SECTION 3.1(B), THE MAXIMUM AGGREGATE NUMBER
OF SHARES WHICH MAY BE ISSUED PURSUANT TO ALL
AWARDS (INCLUDING INCENTIVE SHARE OPTIONS) IS
42,145,000, OR A LESSER NUMBER OF SHARES
DETERMINED BY THE COMMITTEE."
				Management	Against
02	AMENDMENT OF THE SECTION 5.1(A) OF THE SHARE INCENTIVE PLAN BY ADDING THE FOLLOWING PARAGRAPH, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.			Management	Against
03	AMENDMENT OF THE SECTION 9.3 OF THE SHARE INCENTIVE PLAN BY ADDING THE FOLLOWING PARAGRAPH: "(J) REDUCE THE EXERCISE PRICE PER SHARE SUBJECT TO AN OPTION;".			Management	Against
04	TO AUTHORIZE EACH OF THE DIRECTORS TO TAKE ANY AND EVERY ACTION THAT MIGHT BE NECESSARY TO EFFECT THE FOREGOING RESOLUTIONS 1 TO 3 AS SUCH DIRECTOR, IN HIS ABSOLUTE DISCRETION, THINKS FIT.			Management	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN0		837	53000	0		25-Feb-2009

SOHU.COM INC.
Security		83408W103		Meeting Type	Annual
Ticker Symbol		SOHU		Meeting Date	19-Jun-2009
ISIN		US83408W1036		Agenda	933082404 - Management
City				Holding Recon Date	17-Apr-2009
Country		China		Vote Deadline Date	18-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
1	CHARLES ZHANG				For	For
2	CHARLES HUANG				For	For
3	DAVE QI				For	For
4	SHI WANG				For	For
02	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS LIMITED COMPANY AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN0		837	45400	0	22-May-2009	22-May-2009

Guinness Atkinson Ching & Hong Kong Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

LENOVO GROUP LTD
Cusip/Sedol:	6218089			Meeting Type:		Annual General Meeting
Ticker:	992 HK			Meeting Date:		25-Jul-2008
ISIN	HK0992009065			Vote Deadline Date:		17-Jul-2008
Agenda	701651196	Management		Total Ballot Shares:		16286000
Last Vote Date:	01-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited accounts for the YE 31 MAR 2008 together with the reports of the Directors and the Auditors thereon		For	13662000	0	0	0
2	Declare a final dividend for the issued ordinary shares for the YE 31 MAR 2008		For	13662000	0	0	0
3	Re-elect Dr. Tian Suning as a Director		For	13662000	0	0	0
4	Re-elect Professor Woo Chia-Wei as a Director		For	13662000	0	0	0
5	Re-elect Mr. Ting Lee Sen as a Director		For	13662000	0	0	0
6	Re-elect Mr. Liu Chuanzhi as a Director		For	13662000	0	0	0
7	Re-elect Mr. Zhu Linan as a Director		For	13662000	0	0	0
8	Authorize the Board of Directors to fix Directors' fees		For	13662000	0	0	0
9	Re-appoint PricewaterhouseCoopers as the Auditors and authorize the Board of Directors of the Company to fix the Auditors' remuneration		For	13662000	0	0	0
10
Authorize the Directors of the Company, pursuant to
Section 57B of the Companies Ordinance, to allot, issue
and deal with additional ordinary shares in the share capital of the Company and to make or grant offers, agreements
and options [including warrants, bonds, notes, debentures
and other securities which carry rights to subscribe for or
are convertible into ordinary shares] during and after the
relevant period, not exceeding 20% of the aggregate
nominal amount of the issued ordinary share capital of the
Company otherwise than pursuant to: i) a rights issue ii) an issue of shares upon the exercise of options granted under
any share option scheme or similar arrangement for the
time being adopted for the grant or issue of shares or rights to acquire shares in the Company; or iii) an issue of shares as scrip dividends pursuant to the Articles of Association of
			For	0	13662000	0	0

the Company from time to time; or iv) any issue of shares in the Company upon the exercise of subscription or
conversion rights under the terms of any existing warrants
of the Company or any existing securities of the Company
which carry rights to subscribe for or are convertible into
shares of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required to be held by the Companies
Ordinance or the Articles of Association of the Company to
be held]

11
Authorize the Directors of the Company to repurchase
shares of the Company during the relevant period, on the
Stock Exchange of Hong Kong Limited [the Stock
Exchange] or any other stock exchange on which the
shares of the Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for such purposes, subject to and in accordance
with all applicable Laws and the requirements of the rules
governing the Listing of Securities on the Stock Exchange
or of any other stock exchange as amended from time to
time, not exceeding 10% of the aggregate nominal amount
of the issued voting ordinary share capital of the Company;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required to be held
by the Companies Ordinance or the Articles of Association
of the Company to be held]
			For	13662000	0	0	0
12
Approve, conditional upon the passing of Resolutions 5 and
6, the general mandate granted to the Directors of the
Company to allot, issue and deal with the shares pursuant
to Resolution 5 as specified, by addition to the aggregate
nominal value of the share capital which may be allotted
and issued or agreed conditionally or unconditionally to be
allotted and issued by the Directors of the Company
pursuant to such general mandate of an amount
representing the aggregate nominal value of the issued
voting ordinary shares capital of the Company repurchased
by the Company pursuant to the mandate to repurchase
shares of the Company as pursuant to Resolution 6 as
specified, provided that such amount does not exceed 10%
of the aggregate nominal amount of the issued share capital
of the Company at the date of passing this Resolution
			For	0	0	13662000	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		31-Jul-2008
ISIN	CNE1000003W8			Vote Deadline Date:		23-Jul-2008
Agenda	701636865	Management		Total Ballot Shares:		8286000
Last Vote Date:	17-Jun-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the resolution regarding the issue of Domestic Corporate Bonds in principal amount not exceeding RMB 60 billion within 2 years after the date of such resolution passed at the EGM of the Company and authorize the Directors to deal with all matters in connection with the issue of Domestic Corporate Bonds		For	6796000	0	0	0
MODERN BEAUTY SALON HOLDINGS LTD
Cusip/Sedol:	B0XPS07			Meeting Type:		Annual General Meeting
Ticker:	919 HK			Meeting Date:		22-Aug-2008
ISIN	KYG618101003			Vote Deadline Date:		14-Aug-2008
Agenda	701668672	Management		Total Ballot Shares:		4033000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2008		For	2560000	0	0	0
2	Declare a final dividend for the YE 31 MAR 2008		For	2560000	0	0	0
3	Re-elect Mr. Yip Kai Wing as a Director		For	2560000	0	0	0
4	Re-elect Mr. Kwong Chi Ching as a Director		For	2560000	0	0	0
5	Re-elect Ms. Mok Hin Yuk as a Director		For	2560000	0	0	0
6	Re-elect Mr. Cheng Kai Tai, Allen as a Director		For	2560000	0	0	0
7	Re-elect Mr. Yip Ki Chi, Luke as a Director		For	2560000	0	0	0
8	Re-elect Mr. Soo SK Sean as a Director		For	2560000	0	0	0
9	Authorize the Board of Directors to fix the Directors' remuneration		For	2560000	0	0	0
10	Re-appoint PricewaterhouseCoopers as the Auditors for the year ending 31 MAR 2009 and authorize the Board of Directors to fix their remuneration		For	2560000	0	0	0
11	Authorize the Directors of the Company to repurchase issued shares of the Company of HKD 0.10 each during the relevant period, on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other Stock Exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable Laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange as amended		For	2560000	0	0	0

from time to time, not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company;
[Authority expires the earliest of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the
Articles of Association of the Company or any applicable
Laws of Cayman Islands to be held]

12
Authorize the Directors to allot, issue and deal with
additional shares of HKD 0.10 each in the capital of the
Company and to make or grant offers, agreements and
options [including bonds, warrants and debentures
convertible into shares of the Company] during and after the relevant period, not exceeding 20% of the aggregate
nominal amount of the issued share capital of the Company,
otherwise than pursuant to or in consequence of: i) a Rights
Issue [as hereinafter defined]; or ii) an issue of shares under any share option scheme or similar arrangement for the
time being adopted for the grant or issue of shares or rights to acquire shares of the Company; or iii) an issue of shares upon the exercise of the subscription or conversion rights
under the terms of any warrants or any securities of the
Company which are convertible into shares of the Company
or warrants to subscribe for shares of the Company; or iv)
any scrip dividend or similar arrangement, providing for the allotment and issue of shares in lieu of the whole or part of a dividend or shares in accordance with the Articles of
Association of the Company from time to time; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is required by the Articles of
Association of the Company or any other applicable law of
Cayman Islands to be held]
			For	0	2560000	0	0
13
Approve, subject to the passing of Resolution numbers 5
and 6 as specified, to extend the general mandate granted
to the Directors of the Company to allot, issue and deal with additional shares pursuant to Resolution 6 as specified, by
an amount representing the aggregate nominal amount of
the shares in the capital of the Company of HKD 0.10 each
repurchased by the Company under the authority granted
pursuant to Resolution number 5 as specified, provided that
such amount shares so repurchased shall not exceed 10%
of the aggregate nominal amount of the issued share capital
of the Company as at the date of passing this resolution
			For	0	0	2560000	0
CHEN HSONG HOLDINGS LTD
Cusip/ Sedol:	6189646			Meeting Type:		Annual General Meeting
Ticker:	57 HK			Meeting Date:		25-Aug-2008
ISIN	BMG208741063			Vote Deadline Date:		15-Aug-2008
Agenda	701671352	Management		Total Ballot Shares:		4128000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of the Directors and Auditors for the YE 31 MAR 2008		For	3510000	0	0	0
2	Approve the payment of final dividend recommended by the Board of Directors for the YE 31 MAR 2008		For	3510000	0	0	0
3	Re-elect Mr. Michael Tze Hau Lee as a Director		For	3510000	0	0	0
4	Re-elect Mr. Chi Kin Chiang as a Director		For	3510000	0	0	0
5	Re-elect Mr. Sam Hon Wah Ng as a Director		For	3510000	0	0	0
6	Re-elect Mr. Bernard Charnwut Chan as a Director		For	3510000	0	0	0
7	Approve to determine the Directors' fees for the YE 31 MAR 2009 at an aggregate sum of not exceeding HKD 900,000		For	3510000	0	0	0
8	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration		For	3510000	0	0	0
9
Authorize the Directors of the Company to repurchase
issued shares in the capital of the Company during the
relevant period, on The Stock Exchange of Hong Kong
Limited [Stock Exchange] or any other stock exchange on
which the shares of the Company have been or may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the stock exchange for such
purposes, subject to and in accordance with all applicable
laws and/or the requirements of the rules Governing the
Listing of Securities on the Stock Exchange of Hong Kong
Limited, not exceeding 10% of the aggregate nominal
amount of the share capital of the Company in issue; and
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the Bye-
Laws of the Company or any applicable Laws to be held]
			For	3510000	0	0	0
10
Authorize the Directors of the Company, subject to the
consent of the Bermuda Monetary Authority, to allot, issue
and deal with unissued shares in the capital of the
Company and to make or grant offers, agreements and
options [including warrants, bonds, debentures, notes and
other securities convertible into shares of the Company]
during or after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the
Company in issue otherwise than pursuant to: i) a rights
issue [as specified]; or ii) the exercise of rights of
subscription or conversion under the terms of any existing
warrants, bonds, debentures, notes or other securities
issued by the Company; or iii) the exercise of options
granted under any option scheme or similar arrangement; or
iv) any scrip dividend or similar arrangement providing for
the allotment and issue of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with
Bye-Laws of the Company; and [Authority expires the
earlier of the conclusion of the next AGM of the Company or
the expiration of the period within which the next AGM is
required by the Bye-Laws of the Company or any applicable
Laws to be held]
			For	0	3510000	0	0
11	Approve, conditional upon the passing of Resolutions 5 and 6 as specified, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 6, by the total amount of shares in the capital of the Company which are repurchased by the Company pursuant to Resolution 5 as specified		For	0	0	3510000	0
VICTORY CITY INTERNATIONAL HOLDINGS LTD
Cusip/Sedol;:	6179614			Meeting Type:		Annual General Meeting
Ticker:	539 HK			Meeting Date:		28-Aug-2008
ISIN	BMG9358Q1463			Vote Deadline Date:		20-Aug-2008
Agenda	701672506	Management		Total Ballot Shares:		6583000
Last Vote Date:	06-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive and approve the audited consolidated financial statements and the reports of the Directors of the Company and the Company's Auditors for the YE 31 MAR 2008		For	5512000	0	0	0
2	Declare a final dividend for the YE 31 MAR 2008 of HK 6.8 cents per share [each a Share] of HKD 0.01 each in the capital of the Company by way of a scrip dividend scheme [Scrip Dividend Scheme] with an option to elect to receive an allotment and issue of Shares credited as fully paid in lieu of cash payment		For	5512000	0	0	0
3	Re-elect Mr. Choi Lin Hung as a Director		For	5512000	0	0	0
4	Re-elect Mr. Phaisalakani Vichai as a Director		For	5512000	0	0	0
5	Re-elect Mr. Kwok Sze Chi as a Director		For	5512000	0	0	0
6	Authorize the Board of Directors to fix the Directors' remuneration		For	5512000	0	0	0
7	Re-appoint the Company's Auditors and authorize the Board of Directors to fix their remuneration		For	5512000	0	0	0
8
Authorize the Directors of the Company, pursuant to the
Rules [Listing Rules] Governing the Listing of Securities on
The Stock Exchange of Hong Kong Limited, to allot, issue
or otherwise deal with unissued shares in the capital of the
Company and make or grant offers, agreements and
options, including warrants to subscribe for shares in the
Company, during and after the relevant period, not
exceeding the aggregate of aa) 20% of the aggregate
nominal amount of the issued share capital of the Company,
and bb) the aggregate nominal amount of any share capital
of the Company purchased by the Company subsequent to
the passing of this resolution [up to 10% of the aggregate
nominal amount of the issued share capital of the
Company], otherwise than pursuant to: i) a rights issue; or
ii) the exercise of any options granted under all share option schemes of the Company; or iii) any scrip dividend or
similar arrangements including the Scrip Dividend Scheme
			For	0	5512000	0	0

[as specified]; or iv) any issue of shares in the Company
upon the exercise of rights of subscription or conversion;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the bye-
laws of the Company, the Companies Act 1981 of Bermuda
or any other applicable law of Bermuda to be held ]

9
Authorize the Directors of the Company to purchase shares
in the capital of the Company on the Stock Exchange of
Hong Kong Limited [Stock Exchange] or any other stock
exchange on which shares in the Company may be listed
and recognized by the Securities and Futures Commission
of Hong Kong and the Stock Exchange for such purpose,
and otherwise in accordance with the Rules and
Regulations of the Securities and Futures Commission of
Hong Kong, the Stock Exchange, the Companies Act 1981
of Bermuda [Companies Act] and all other applicable laws
in this regard, during the relevant period, not exceeding
10% of the aggregate nominal amount of the issued share
capital of the Company as at the date of the passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the bye-laws of the Company, the Companies
Act or any other applicable law of Bermuda to be held ]
			For	5512000	0	0	0
10	Approve, conditional upon the passing of Resolutions 5 and 6, to extend the general mandate granted to the Directors of the Company pursuant to Resolution 5, by addition to the aggregate nominal amount of shares which may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to or in accordance with such general mandate of an amount representing aggregate nominal amount of the share capital of the Company purchased by the Company pursuant to or in accordance with the authority granted under paragraph (a) of resolution numbered 6 above		For	0	0	5512000	0
11
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
VTECH HOLDINGS LTD
Cusip/Sedol:	6928560			Meeting Type:		Annual General Meeting
Ticker:	303 HK			Meeting Date:		05-Sep-2008
ISIN	BMG9400S1089			Vote Deadline Date:		27-Aug-2008
Agenda	701665739	Management		Total Ballot Shares:		978000
Last Vote Date:	23-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 MAR 2008		For	919000	0	0	0
2	Declare a final dividend of US 51 cents per share in respect of the YE 31 MAR 2008		For	919000	0	0	0
3	Re-elect Mr. Michael Tien Puk Sun as a Director		For	919000	0	0	0
4	Re-elect Dr. Patrick Wang Shui Chung as a Director		For	919000	0	0	0
5	Approve to fix the remuneration of the Directors as totaling USD 140,000 and such that each Director is entitled to USD 20,000 per annum for the year ending 31 MAR 2009 pro rata to their length of service during the year		For	919000	0	0	0
6	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration		For	919000	0	0	0
7
Authorize the Directors of the Company to repurchase
ordinary shares of USD 0.05 each in the share capital of the
Company on The Stock Exchange of Hong Kong Limited
[Hong Kong Stock Exchange], subject to and in accordance
with all applicable Laws and the provisions of, and in the
manner specified in, the Rules Governing the Listing of
Securities on the Hong Kong Stock Exchange, provided that
the aggregate nominal amount shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the AGM at which this
resolution is passed; [Authority expires the earlier of the
conclusion of the next AGM of the Company; or the
expiration of the period within which the next AGM of the
Company is required by the Bye-laws of the Company or
any applicable laws to be held]
			For	919000	0	0	0
8
Authorize the Directors of the Company to allot, issue and
deal with additional unissued shares in the capital of the
Company and to make or grant offers, agreements and/or
options, including warrants to subscribe for shares and
other rights of subscription for or conversion into shares,
which might require the exercise of such powers, not
exceeding 10% of the aggregate nominal amount of the
share capital of the Company in issue as at the date of the
AGM of the Company at which this resolution is passed,
pursuant to: i) a rights issue; or (ii) any scrip dividend
scheme or similar arrangements implemented in
accordance with the Company's Bye-Laws; or iii) the
exercise of options granted under any share option scheme
or similar arrangement adopted by the Company; [Authority
expires the earlier of the conclusion of the next AGM of the
Company; or the expiration of the period within which the
next AGM of the Company is required by the Bye-laws of
the Company or any applicable laws to be held]
			For	919000	0	0	0
9
Approve, conditional upon the passing of Resolutions 5, to
extend the general mandate granted to the Directors to
allot, issue and deal with the shares pursuant to Resolution
6, by adding to the aggregate nominal amount share capital
of the Company which may be allotted or agreed to be
conditionally or unconditionally allotted by the Directors
pursuant to such general mandate of an amount
representing the aggregate nominal amount of the share
capital of the Company repurchased by the Company under
the authority granted pursuant to Resolution 5, provided that such amount does not exceed 10% of the aggregate
nominal amount of the issued share capital of the Company
as at the date of passing this resolution
			For	919000	0	0	0
10
Approve, with respect to the Share Option Scheme [the
Share option Scheme 2001] adopted by the Company on 10
AUG 2001, to refresh the limit [the Scheme Mandate Limit]
on the amount of the shares of USD 0.05 each in the capital
of the Company [Shares] which may be issued upon the
exercise of the options to be granted under the Share
Option Scheme 2001 such that [i] the total number of the
Shares which may be issued upon the exercise of all
options to be granted under the Share Option Scheme 2001
with the Scheme Mandate Limit as refreshed hereunder and
under any other share option schemes of the Company
shall not exceed 10% of the aggregate nominal amount of
the share capital of the Company in issue on the date of the passing of this resolution; and [ii] options shall be granted
			For	919000	0	0	0

under the Share Option Scheme 2001, and the Share
Option Scheme 2001 shall operate and take effect, on the
basis of the refreshed Scheme Mandate Limit as approved
by this resolution; and [iii] the options previously granted under the Share Option Scheme 2001 and other share
options schemes of the Company [including any options
outstanding, cancelled, lapsed or exercised in accordance
with the terms of the Share Option Scheme 2001 or any
other share option schemes of the Company] shall not be
counted for the purpose of calculating the Scheme Mandate
Limit as refreshed hereby; and authorize the Director of the
Company to take any step as he may consider to be
necessary, desirable or expedient in connection with the
refreshment of the Scheme Mandate Limit and to grant
options to subscribe for Shares up to the refreshed Scheme
Mandate Limit under the Share Option Scheme 2001 and to
exercise all powers of the Company to allot, issue and deal
with shares of the Company pursuant to the exercise of
such options

VTECH HOLDINGS LTD
Cusip/Sedol:	6928560			Meeting Type:		Special General Meeting
Ticker:	303 HK			Meeting Date:		05-Sep-2008
ISIN	BMG9400S1089			Vote Deadline Date:		27-Aug-2008
Agenda	701665741	Management		Total Ballot Shares:		978000
Last Vote Date:	23-Jul-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve the voluntary cancellation of the listing of the
ordinary shares of USD 0.05 each in the capital of VTech
Holdings Limited [the 'Company'] on the list maintained by
the Financial Services Authority for the purpose of Part VI of
The Financial Services and Markets Act 2000 [the 'Official
List'] and from trading on the London Stock Exchange Plc
Market for listed securities under Rule 5.2.4 of the rules laid down by the UK Listing Authority relating to admission to
the Official List pursuant to Section 73A(2) of The Financial
Services and Markets Act 2000; and authorize any Director
or the Company Secretary of the Company from time to
time, as he considers necessary, desirable or expedient to
give effect to the above resolution: to execute for and on
behalf of the Company all documents, instruments,
certificates, notices or agreements as may be contemplated
or required in respect of the matters contemplated by the
above resolution; and to do all such other acts, matters or
things for and on behalf of the Company, as may seem
necessary or desirable to perfect, give effect to or
implement any of the said documents or the said matters
			For	919000	0	0	0
MIDLAND HOLDINGS LTD
Cusip/Sedol:	6597700			Meeting Type:		Special General Meeting
Ticker:	1200 HK			Meeting Date:		18-Sep-2008
ISIN	BMG4491W1001			Vote Deadline Date:		10-Sep-2008
Agenda	701687711	Management		Total Ballot Shares:		6878000
Last Vote Date:	28-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the new Share Option Scheme [the "2008 Share Option Scheme", the rules of which are summarized in the circular dated 26 AUG 2008 of the Company ["Circular"] and contained in the document marked "A" produced to the meeting and for the purposes of identification, signed by the Chairman of the meeting] to be adopted by Midland IC&I Limited and authorize the Directors of the Company to do all such acts and to enter in to all such transactions, arrangements and agreements as may be necessary or expedient in order to give full effect to the 2008 Share Option Scheme		For	6878000	0	0	0
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		09-Oct-2008
ISIN	CNE100000304			Vote Deadline Date:		01-Oct-2008
Agenda	701687420	Management		Total Ballot Shares:		1804000
Last Vote Date:	26-Aug-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Elect Mr. Zhu Yuanchao as the Director of the Company		For	1426000	0	0	0
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	857 HK			Meeting Date:		21-Oct-2008
ISIN	CNE1000003W8			Vote Deadline Date:		13-Oct-2008
Agenda	701699158	Management		Total Ballot Shares:		8154000
Last Vote Date:	11-Sep-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, the New Comprehensive Agreement
entered into between the Company and China National
Petroleum Corporation; approve the Non-Exempt
Continuing Connected Transactions and the proposed caps
of the Non Exempt Continuing Connected Transactions
under the New Comprehensive Agreement and the revised
Non Exempt annual caps, which the Company expects to
occur in the ordinary and usual course of business of the
Company and its subsidiaries, as the case may be, and to
be conducted on normal commercial terms; and approve
and ratify the execution of the New Comprehensive
Agreement by Mr. Zhou Mingchun, Chief Financial Officer
for and on behalf of the Company and authorize Mr. Zhou
Mingchun to make any amendment to the New
Comprehensive Agreement as he thinks desirable and
necessary and to do all such further acts and things and
execute such further documents and take all such steps
which in his opinion may be necessary, desirable or
expedient to implement and/or give effect to the terms of
such transactions
			For	6796000	0	0	0
2
Approve and ratify, the Supplemental Agreement to the
CRMSC products and Services Agreement between the
Company and China Railway Materials and Suppliers
Corporation (as attached to the resolution); approve the
Non-Exempt Continuing Connected Transactions under,
and the proposed caps in respect of, the supplemental
agreement to the CRMSC products and services agreement
which the Company expects to occur in the ordinary and
usual course of business of the Company and its
subsidiaries, as the case may be, and to be conducted on
normal commercial terms; and approve and ratify the
execution of the CRMSC products and services agreement
by Mr. Zhou Mingchun, Chief Financial Officer for and on
behalf of the Company and authorize Mr. Zhou Mingchun,
			For	6796000	0	0	0

to make any amendment to the CRMSC products and
services agreement as he thinks desirable and necessary
and to do all such further acts and things and execute such
further documents and take all such steps which in his
opinion may be necessary, desirable or expedient to
implement and/or give effect to the terms of such
transactions

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
WEICHAI PWR CO LTD
Cusip/Sedol:	6743956			Meeting Type:		Class Meeting
Ticker:	2338 HK			Meeting Date:		03-Nov-2008
ISIN	CNE1000004L9			Vote Deadline Date:		24-Oct-2008
Agenda	701709543	Management		Total Ballot Shares:		893000
Last Vote Date:	01-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve conditional upon: i] the Listing Committee of The
Stock Exchange of Hong Kong Limited [Stock Exchange]
granting or agreeing to grant the listing of, and permission to deal in, the H Shares [as defined below] to be issued
under the Bonus Shares Issue [as defined below]; ii] the
approval by and/or filing at the relevant governmental or
regulatory authorities of the People's Republic of China [the
PRC, which, for the purposes of this resolution, excludes
the Hong Kong Special Administrative Region [Hong Kong]
and the Macau Special Administrative Region] being
obtained and/or completed [to the extent required under the
relevant PRC Laws, rules and regulations]; iii] the approval of the Bonus Shares Issue by the EGM of the shareholders
of the Company and class meeting of the holders of A
Shares [as defined below], respectively; and iv] the approval of consequential amendments to the Articles of Association
of the Company as a result of the Bonus Shares Issue by
the EGM of the shareholders of the Company: a) the bonus
issue of shares of RMB 1.00 each in the capital of the
Company [New Share[s]] to the shareholders of the
Company whose names appear on the register of holders of
H Shares and on the register of holders of A Shares,
respectively, on the record date [Record Date] to be
determined by the Board of Directors of the Company
[Board] on the basis of 6 New Shares for every 10 existing
shares of the Company held on the Record Date by the
conversion of the amount of up to RMB 312.4 million
standing to the credit of the capital reserve of the Company and the application of the same in paying up in full at par
the New Shares [Bonus Shares Issue] [and any fractional
			For	893000	0	0	0
	entitlement to the New Shares will not be issued]; b]
	authorize the Directors to exclude holders of H Shares [if
	any] who are residents outside Hong Kong of the PRC, on
	account of prohibitions or requirements under overseas
	laws or regulations or for some other reasons which the

Board considers to be expedient [as applicable], from being
allotted and issued New Shares [such Shares are referred
to as Excluded Shares hereafter]; and c] authorize the
Directors to take any and all steps or sign any and all
documents as they consider necessary desirable or
expedient in connection with the Bonus Shares Issue and
the transactions contemplated thereunder including the
dealing with any Excluded Shares and any fractional
entitlements to the New Shares and the proceeds from the
sale thereof in respect of the H Shares which form part of
the New Shares; for the purposes of this resolution,
references to H Share[s] mean the overseas listed foreign
share[s] issued and/or to be issued as a part of the New
Shares [as the context may require] in the capital of the
Company with a RMB denominated par value of RMB 1.00
each and are listed or proposed to be listed [as the case
may be] on the main board of the Stock Exchange; and
references to A Share[s] mean the ordinary share[s] issued
and/or to be issued as a part of the New Shares [as the
context may require] in the capital of the Company with a
RMB denominated par value of RMB 1.00 each and are
listed or proposed to be listed [as the case may be] on the
Shenzhen Stock Exchange

WEICHAI PWR CO LTD
Cusip/Sedol:	6743956			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	2338 HK			Meeting Date:		03-Nov-2008
ISIN	CNE1000004L9			Vote Deadline Date:		24-Oct-2008
Agenda	701709579	Management		Total Ballot Shares:		893000
Last Vote Date:	06-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve, conditional upon: i] the Listing Committee of The
Stock Exchange of Hong Kong Limited [Stock Exchange]
granting or agreeing to grant the listing of, and permission to deal in, the H Shares [as specified] to be issued under
the Bonus Shares Issue [as specified]; ii] the approval by
and/or filing at the relevant governmental or regulatory
authorities of the People's Republic of China [the PRC,
which, for the purposes of this resolution, excludes the
Hong Kong Special Administrative Region [Hong Kong] and
the Macau Special Administrative Region] being obtained
and/or completed [to the extent required under the relevant
PRC Laws, rules and regulations]; iii] the approval of the
Bonus Shares Issue by the class meeting of the holders of
H Shares and of the holders of the A shares [as specified],
respectively; and iv] the approval of resolution 2 [as
specified] by the shareholders of the Company: a) the
bonus issue of shares of RMB 1.00 each in the capital of
the Company [New Share[s]] to the shareholders of the
			For	893000	0	0	0
	Company whose names appear on the register of holders of
	H Shares and on the register of holders of A Shares,
	respectively, on the record date [Record Date] to be
	determined by the Board of Directors of the Company
	[Board] on the basis of 6 New Shares for every 10 existing
	shares of the Company held on the Record Date by the
	conversion of the amount of up to RMB 312.4 million
	standing to the credit of the capital reserve of the Company
	and the application of the same in paying up in full at par
	the New Shares [Bonus Shares Issue] [and any fractional
	entitlement to the New Shares will not be issued]; b]
	authorize the Directors to exclude holders of H Shares [if
	any] who are residents outside Hong Kong, on account of
	prohibitions or requirements under overseas laws or
	regulations or for some other reasons which the Board
	considers to be expedient [as applicable], from being
	allotted and issued New Shares [such Shares are referred

to as Excluded Shares hereafter]; and c] authorize the
Directors to take any and all steps or sign any and all
documents as they consider necessary desirable or
expedient in connection with the Bonus Shares Issue and
the transactions contemplated thereunder including the
dealing with any Excluded Shares and any fractional
entitlements to the New Shares and the proceeds from the
sale thereof in respect of the H Shares which form part of
the New Shares; for the purposes of this resolution,
references to H Share[s] mean the overseas listed foreign
share[s] issued and/or to be issued as a part of the New
Shares [as the context may require] in the capital of the
Company with a RMB denominated par value of RMB 1.00
each and are listed or proposed to be listed [as the case
may be] on the main board of the Stock Exchange; and
references to A Share[s] mean the ordinary share[s] issued
and/or to be issued as a part of the New Shares [as the
context may require] in the capital of the Company with a
RMB denominated par value of RMB 1.00 each and are
listed or proposed to be listed [as the case may be] on the
Shenzhen Stock Exchange

2
Amend, conditional upon the approval of Resolution 1 [as
specified] by the shareholders of the Company and the
Bonus Shares Issue [as specified in the said Resolution 1]
becoming unconditional [other than the reference therein to
the approval of this Resolution 2 by the shareholders of the
Company], the Articles 7, 19, 20, 21 and 24 to the Articles
of Association of the Company as a result of the Bonus
Shares Issue as specified and authorize any Director to
modify such amendments as appropriate [such
amendments will not be required to be approved by the
shareholders of the Company] and to do all such things as
necessary in respect of the amendments to the Articles of
Association of the Company pursuant to the results of the
Bonus Shares Issue and the requirements [if any] of the
relevant authorities of the People's Republic of China
[including but not limited to all applications, filings and
registrations with the relevant authorities]
			For	893000	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		28-Nov-2008
ISIN	CNE1000002S8			Vote Deadline Date:		20-Nov-2008
Agenda	701729393	Management		Total Ballot Shares:		4590000
Last Vote Date:	14-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the four construction agreements all dated 10 SEP 2008 between China Shipping Development (Hong Kong) Marine Co., Limited and Dalian Shipbuilding Industry Company Limited, each for the construction of one tanker [for a total of four tankers] as specified and authorize the Directors of the Company to do such other acts and things and execute such other documents which in their opinion may be necessary or desirable to implement the agreements		For	3852000	0	0	0
2	Approve, to add one more Clause as Clause 5 of Article 19 at the end of the existing Article 19 as specified, to change Article 20 from "The registered capital of the Company is RMB 3,326,000,000" into "The registered capital of the Company is RMB 3,404,552,270"		For	3852000	0	0	0
3	Authorize the Senior Management of the Company, subject to the passing of Resolution S.2, to make such further relevant amendments as necessary to the registered capital in the business license of the Company in accordance with the requirements of the Administration for Industry and Commerce and other relevant governmental authorities		For	3852000	0	0	0
BYD CO LTD
Cusip/Sedol:	6536651			Meeting Type:		Class Meeting
Ticker:	1211 HK			Meeting Date:		03-Dec-2008
ISIN	CNE100000296			Vote Deadline Date:		24-Nov-2008
Agenda	701735459	Management		Total Ballot Shares:		2417600
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	"PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR RESOLUTIONS I TO II. THANK YOU."		None		Non Voting
2
Approve and ratify the strategic investment and subscription agreement as specified entered into between the Company
and MidAmerican Energy Holdings Company [MidAmerican
Energy or the Investor] on 26 SEP 2008 in respect of the
direct issue of overseas listed foreign shares [H Shares] by the Company to the Investor [the Direct New Issue]; the
authorization of Mr. Wang Chuan-fu, the Chairman of the
Board to execute the Subscription Agreement and other
related legal documents and the implementation of the
direct new issue by the Company on and subject to the
following principal terms and conditions; A) type of shares to be issued: H Shares [listed on the Main Board of the Stock
Exchange of Hong Kong Limited [the Stock Exchange]]; B)
nominal value: nominal value of RMB 1.00 per share; C)
number of shares to be issued: 225,000,000 H Shares
[representing [i] approximately 10.98% of the total
registered capital and approximately 39.61% of the H
Shares in issue before the issue and [ii] approximately
9.89% of the total registered capital and approximately
28.37% of the total H Shares in issue after the issue] D)
issue price: HKD 8.00 per share; E) Gross proceeds raised:
HKD 1,800 million; net proceeds raised [after deduction of
expenses for the issue]: approximately HKD 1,793 million;
F) use of net proceeds: the proceeds raised from the Direct
New Issue are proposed to be used on the following: [i] the
research and development project on automobile
accessories and electric vehicles; and [ii] general working
capital and repayment of bank loans; G) Method of issue:
direct issue and allotment to MidAmerican Energy [a
subsidiary of Berkshire Hathaway Inc] or its wholly-owned
subsidiary
			For	2417600	0	0	0
3
Authorize the Board or a Director to the Direct New Issue, to
deal with any matters or take any actions in connection with the Direct New Issue, including but not limited to the
following: A) to execute any agreement, contract or other
documents in connection with the Direct New Issue; B) to
apply for and obtain the approvals for the direct new issue
from the China Securities Regulatory Commission, the
supervisory authorities on commerce and all other relevant
governmental authorities, the approvals for the
amendments to the Articles of Association of the Company
from the supervisory authorities on commerce, the approval
for the listing of and permission to deal in the shares to be issued under the Direct New Issue from the Stock
Exchange, and to prepare, deal with and dispatch any
related announcement, circular and all other documents as
required by the Stock Exchange and the Rules Governing
the Listing of Securities on The Stock Exchange of Hong
Kong Limited; C) to agree to such amendments or waivers
of matters in relation to the terms and conditions of the
Subscription Agreement and the Direct New Issue as the
Board or such Director considers to be in the interests of the
Company and to execute other related supplemental
agreement and legal documents; and D) to deal with the
issue and allotment of 225,000,000 H Shares to
MidAmerican Energy [or its wholly-owned subsidiary]
pursuant to the Subscription Agreement
			For	2417600	0	0	0
BYD CO LTD
Cusip/Sedol:	6536651			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1211 HK			Meeting Date:		03-Dec-2008
ISIN	CNE100000296			Vote Deadline Date:		24-Nov-2008
Agenda	701735447	Management		Total Ballot Shares:		2417600
Last Vote Date:	31-Oct-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	"PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR RESOLUTIONS 1 TO 3. THANK YOU."		None		Non Voting
2
Approve and ratify, (I) Strategic investment and subscription agreement and direct issue of foreign shares: the strategic
investment and subscription Agreement (the "Subscription
Agreement", a copy of which is produced to the EGM
marked 'A' and signed by the Chairman of the Board of
Directors of the Company [the Board] for the purpose of
identification) entered into between the Company and
MidAmerican Energy Holdings Company [MidAmerican
Energy or the "Investor"] on 26 SEP 2008 in respect of the
direct issue of overseas listed foreign shares [H Shares] by the Company to the Investor [the Direct New Issue]:
authorization of Mr. Wang Chuan-fu, the Chairman of the
Board to execute the Subscription Agreement and other
related legal documents: the implementation of the Direct
New Issue by the Company on and subject to the following
principal terms and conditions as: A) type of shares to be
issued: H Shares [listed on the Main Board of The Stock
Exchange of Hong Kong Limited [the Stock Exchange]] B)
Nominal value: nominal value of RMB 1.00 per share C)
Number of shares to be issued: 225,000,000 H Shares
(representing (i) approximately 10.98% of the total
registered capital and approximately 39.61% of the H
Shares in issue before the issue and (ii) approximately
9.89% of the total registered capital and approximately
28.37% of the total H Shares in issue after the issue) D)
Issue price: HKD 8.00 per share E) Gross proceeds raised:
HKD 1,800 million; net proceeds raised (after deduction of
expenses for the issue): approximately HKD 1,793 million F)
Use of net proceeds: the proceeds raised from the Direct
New Issue are proposed to be used on the following: (i) the
research and development project on automobile
			For	2417600	0	0	0

accessories and electric vehicles; and (ii) general working
capital and repayment of bank loans G) Method of issue:
direct issue and allotment to MidAmerican Energy (a
subsidiary of Berkshire Hathaway Inc.) or its wholly-owned
subsidiary; (II) authorize the Board or a Director to deal with any matters or take any actions in connection with the
Direct New Issue, including but not limited to the following:
A) to execute any agreement, contract or other documents
in connection with the Direct New Issue; B) to apply for and obtain the approvals for the Direct New Issue from the
China Securities Regulatory Commission, the Supervisory
authorities on commerce and all other relevant
governmental authorities, approve the amendments to the
Articles of Association of the Company [the Articles] from
the supervisory authorities on commerce, the approval for
the listing of and permission to deal in the shares to be
issued under the Direct New Issue from the Stock
Exchange, and to prepare, deal with and despatch any
related announcement, circular and all other documents as
required by the Stock Exchange and the Rules Governing
the Listing of Securities on The Stock Exchange of Hong
Kong Limited; C) to agree to such amendments or waivers
of matters in relation to the terms and conditions of the
Subscription Agreement and the Direct New Issue as the
Board or such Director considers to be in the interests of the
Company and to execute other related supplemental
agreement and legal documents; and D) to deal with the
issue and allotment of 225,000,000 H Shares to
MidAmerican Energy (or its wholly-owned subsidiary)
pursuant to the Subscription Agreement

3
Amend the Articles as specified in the circular of the
Company dated 18 OCT 2008 (a copy of which is produced
to the EGM marked B and signed by the Chairman of the
Board for the purpose of identification) for the increase in the number of the Board Members from 6 to 7 and subject
to completion of the Direct New Issue, for the increase in
the registered capital of the Company from RMB
2,050,100,000 to RMB 2,275,100,000 and the number of
Ordinary Shares of the Company from 2,050,100,000
shares to 2,275,100,000 shares, with effect upon
completion of the Direct New Issue and obtaining of the
approve the amendments from the Supervisory authorities
on commerce
			For	2417600	0	0	0
4	Appoint Mr. David L. Sokol as a Non-Executive Director of the Company with effect from the date on which the Direct New Issue is completed and governmental approval for the amendments to the Articles is obtained and for a term ending on the expiry of the term of office of the current Board (which falls on 10 JUN 2011) with a Director's fee of RMB 150,000 per year be approved and authorize the Board to execute any documents and do such acts as it considers necessary or expedient to effect the appointment of such new Director		For	2417600	0	0	0
VICTORY CITY INTERNATIONAL HOLDINGS LTD
Cusip/Sedol:	6179614			Meeting Type:		Special General Meeting
Ticker:	539 HK			Meeting Date:		03-Dec-2008
ISIN	BMG9358Q1463			Vote Deadline Date:		24-Nov-2008
Agenda	701768232	Management		Total Ballot Shares:		6583000
Last Vote Date:	20-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTION 1. THANK YOU.		None		Non Voting
2
Approve, the New Master Supply Agreement [New Master
Supply Agreement] dated 27 OCT 2008 [as specified] and
entered into between  Xinhui Victory City Co., Ltd and
Nanjing Synergy Textiles Limited and the transactions
contemplated thereby; and the relevant expected annual
capped amounts of the transactions contemplated under the
New Master Supply Agreement for the period from the date
of the New Master Supply Agreement to 31 MAR 2009 and
the 2 YE 31 MAR 2011 as specified and authorize any
Directors of the Company to take any step as they consider
necessary, desirable or expedient in connection with the
New Master Supply Agreement or any of the transactions
contemplated thereby
			For	5512000	0	0	0
CHAODA MODERN AGRICULTURE (HOLDINGS) LTD
Cusip/Sedol:	6313490			Meeting Type:		Annual General Meeting
Ticker:	682 HK			Meeting Date:		10-Dec-2008
ISIN	KYG2046Q1073			Vote Deadline Date:		02-Dec-2008
Agenda	701764892	Management		Total Ballot Shares:		3361800
Last Vote Date:	27-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited financial statements and the reports of the Directors and the Auditors for the FYE 30 JUN 2008		For	3361800	0	0	0
3	Approve the final dividend for the FYE 30 JUN 2008		For	3361800	0	0	0
4	Re-elect Mr. Fong Jao as an Executive Director of the Company		For	3361800	0	0	0
5	Re-elect Mr. Chen Jun Hua as an Executive Director of the Company		For	3361800	0	0	0
6	Re-elect Mr. Chan Chi Po, Andy as an Executive Director of the Company		For	3361800	0	0	0
7	Re-elect Professor Lin Shun Quan as an Independent Non- Executive Director of the Company		For	3361800	0	0	0
8	Authorize the Board of Directors of the Company [the Directors] to fix the remuneration of the Directors'		For	3361800	0	0	0
9	Re-appoint Grant Thornton as the Auditors of the Company and authorize the Directors to fix their remuneration		For	3361800	0	0	0
10
Approve, conditional upon the Listing Committee of the
Stock Exchange of Hong Kong Limited [the 'Stock
Exchange'] granting the listing of, and permission to deal in, the Bonus Shares [as defined below] to be issued pursuant
to this resolution, an amount of approximately HKD
9,739,872.10 standing to the credit of the share premium
account of the Company capitalized in accordance with
Article 142 of the Articles of Association of the Company
and authorize the Directors to apply such amount in paying
up in full at par 97,398,721 new ordinary shares of HKD
0.10 each in the capital of the Company [the 'Bonus
Shares'] to be allotted, issued and distributed, credited as fully paid, to the Members of the Company whose names
appear on the register of the Members of the Company at
			For	3361800	0	0	0

the close of business on 10 DEC 2008 on the basis of one
Bonus Share for every 25 existing issued shares of the
Company held [the 'Bonus Issue']; the Bonus Shares shall
rank pari passu in all respects with the then existing issued shares of the Company except that they will not be entitled
to participate in any dividend declared or recommended by
the Company in respect of the FYE 30 JUN 2008; no
fractional Bonus Shares shall be allotted to Members of the
Company and fractional entitlements [if any] will be
aggregated and sold for the benefit of the Company; and to
do all acts and things as may be necessary and expedient
in connection with or to give effect to the Bonus Issue
including but not limited to the issue of the Bonus Shares,
adjusting the amount to be capitalized out of the share
premium account of the Company and adjusting the number
of the Bonus Shares to be allotted, issued and distributed in the manner as in this resolution

11
Authorize the Directors of the Company to purchase, or
otherwise acquire shares of HKD 0.10 each in the capital of
the Company on The Stock Exchange or on any other stock
exchange on which the shares of the Company may be
listed and recognized by the Securities and Futures
Commission of Hong Kong and the Stock Exchange for this
purpose, subject to and in accordance with all applicable
laws and requirements of the Rules Governing the Listing of
Securities on The Stock Exchange [as amended from time
to time], not exceeding 10% of the aggregate nominal
amount of the issued share capital of the Company;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or the expiration of the period within
which the next AGM of the Company is required by the
Articles of Association of the Company or any applicable
laws to be held]
			For	3361800	0	0	0
12
Authorize the Directors of the Company to allot, issue and
deal with additional shares in the capital of the Company
and make or grant offers, agreements, options [including
bonds, warrants and debentures convertible into shares of
the Company] and rights of exchange or conversion which
might require the exercise of such powers during and after
the end of the relevant period, shall not exceed 20% of the
aggregate amount of share capital of the Company in issue
as at the date of passing this resolution, and otherwise than pursuant to: a) a rights issue [as defined below]; or b) the exercise of options under any share option scheme or
similar arrangement for the time being adopted for the grant
			For	0	3361800	0	0

or issue to option holders of shares in the Company; or c)
the exercise of any rights of conversion under any
convertible bonds, debentures or notes issued by the
Company; or d) the exercise of the subscription rights
attaching to any warrants which may be issued by the
Company; and/or e) the issue of bonus shares pursuant to
the passing of the resolution in No.5(A) and/or any scrip
dividend and/or other similar arrangement provided for the
allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of
Association of the Company from time to time; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is required by the Articles of
Association of the Company or any applicable laws to be
held]

13	Approve, conditional upon the passing of Resolutions 5.B and 5.C, to extend the general mandate granted to the Directors of the Company to allot, issue and otherwise deal with the shares of the Company pursuant to Resolution 5.C by the addition thereto of an amount representing the aggregate nominal amount of the shares of the Company purchased or otherwise acquired by the Company pursuant to Resolution 5.B, provided that such amount does not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution		For	3361800	0	0	0
ESPRIT HLDGS LTD
Cusip/Sedol:	6321642			Meeting Type:		Annual General Meeting
Ticker:	330 HK			Meeting Date:		11-Dec-2008
ISIN	BMG3122U1457			Vote Deadline Date:		03-Dec-2008
Agenda	701766264	Management		Total Ballot Shares:		546811
Last Vote Date:	01-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors of the Group for the YE 30 JUN 2008		For	421571	0	0	0
3	Approve a final dividend of 1.15 Hong Kong dollar per share for the YE 30 JUN 2008		For	421571	0	0	0
4	Approve a special dividend of 2.10 Hong Kong dollar per share for the YE 30 JUN 2008		For	421571	0	0	0
5	Re-elect Mr. Thomas Johannes Grote as a Director		For	421571	0	0	0
6	Re-elect Mr. Raymond Or Ching Fai as a Director		For	421571	0	0	0
7	Re-elect Dr. Hans-Joachim Korber as a Director		For	421571	0	0	0
8	Authorize the Board to fix the Directors' remuneration		For	421571	0	0	0
9	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration		For	421571	0	0	0
10	Authorize the Directors to purchase shares not exceeding 10% of the issued share capital of the Company		For	421571	0	0	0
11	Authorize the Directors, subject to restriction on discount and restriction on refreshment as specified, to issue, allot and deal with additional shares up to a maximum of 5% of the issued share capital of the Company, save in the case of an allotment for the purpose of an acquisition or where the consideration for such allotment is otherwise than wholly in cash, up to a maximum of 10% of the issued share capital of the Company as at the date of passing of this resolution		For	421571	0	0	0
12	Authorize the Directors to issue shares in Resolution No. 7 by the number of shares repurchased under Resolution No. 6		For	421571	0	0	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	548 HK			Meeting Date:		16-Dec-2008
ISIN	CNE100000478			Vote Deadline Date:		08-Dec-2008
Agenda	701758457	Management		Total Ballot Shares:		6654000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
3	Elect Mr. Yang Hai as a Director		For	5204000	0	0	0
4	Elect Mr. Wu Ya De as a Director		For	5204000	0	0	0
5	Elect Mr. Li Jing Qi as a Director		For	5204000	0	0	0
6	Elect Mr. Zhao Jun Rong as a Director		For	5204000	0	0	0
7	Elect Mr. Tse Yat Hong as a Director		For	5204000	0	0	0
8	Elect Mr. Lin Xiang Ke as a Director		For	5204000	0	0	0
9	Elect Ms. Zhang Yang as a Director		For	5204000	0	0	0
10	Elect Mr. Chiu Chi Cheong, Clifton as a Director		For	5204000	0	0	0
11
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
12	Elect Mr. Lam Wai Hon, Ambrose as an Independent Non- executive Director		For	5204000	0	0	0
13	Elect Mr. Ting Fook Cheung, Fred as an Independent Non- executive Director		For	5204000	0	0	0
14	Elect Mr. Wang Hai Tao as an Independent Non-executive Director		For	5204000	0	0	0
15	Elect Mr. Zhang Li Min as an Independent Non-executive Director		For	5204000	0	0	0
16
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS.
			None		Non Voting
17	Approve to re-elect or appoint Mr. Jiang Lu Ming as the shareholders' representative supervisors of the fifth session of the Supervisory Committee of the Company		For	5204000	0	0	0
18	Approve to re-elect or appoint Mr. Yang Qin Hua as the shareholders' representative supervisors of the 5th session of the Supervisory Committee of the Company		For	5204000	0	0	0
19	Approve the remuneration of the 5th session of the Board of Directors and the Supervisory Committee of the Company and authorize the Board of Directors of the Company to approve Directors' service contracts and other relevant documents; and authorize any Executive Director to sign on behalf of the Company all relevant contracts and other relevant documents and to deal with all other necessary relevant matters in connection therewith		For	5204000	0	0	0
CHINA COAL ENERGY CO LTD
Cusip/Sedol:	B1JNK84			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1898 HK			Meeting Date:		19-Dec-2008
ISIN	CNE100000528			Vote Deadline Date:		11-Dec-2008
Agenda	701758116	Management		Total Ballot Shares:		2615000
Last Vote Date:	04-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve and ratify the Land Use Rights Leasing Framework Agreement and its annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For	2615000	0	0	0
2	Approve and ratify the Trademark License Framework Agreement as specified		For	2615000	0	0	0
3	Approve and ratify the Property Leasing Framework Agreement and its annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
4	Approve and ratify the Coal Export and Sales Agency Framework Agreement and its proposed annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
5	Approve and ratify the Coal Supplies Framework Agreement and its annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
6	Approve and ratify the Integrated Materials and Services Mutual Provision Framework Agreement and its annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
7	Approve and ratify the revised cap of the amounts paid for provision of construction services from China Coal Group for the YE 31 DEC 2008, as specified		For
8	Approve and ratify the Mine Construction, Mining Design and General Contracting Service Framework Agreement and its annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
9	Approve and ratify the Coal, Pertinent Products and Service Provision Framework Agreement and its proposed annual caps for each of the 3 YE 31 DEC 2009, 2010 and 2011, as specified		For
10	Appoint Mr. Wang An as an Executive Director of the Board of Directors of the Company with immediate effect		For
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1171 HK			Meeting Date:		23-Dec-2008
ISIN	CNE1000004Q8			Vote Deadline Date:		15-Dec-2008
Agenda	701762153	Management		Total Ballot Shares:		7082000
Last Vote Date:	11-Nov-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" ONLY FOR RESOLUTIONS 1 TO 7. THANK YOU.		None		Non Voting
2
Approve and ratify the entering into of the Provision of
Materials Supply Agreement between the Company and
Yankuang Group Corporation Limited [the 'Parent
Company'], as specified, and the continuing connected
transactions contemplated thereunder together with the
associated Proposed Annual Caps in respect of such
transactions for each of the FY ending 31 DEC 2009 to
2011, details of which are more particularly described in the circular of the Company dated 07 NOV 2008 [the 'Circular']
[Capitalized terms used in this notice shall have the same
meanings as defined in the Circular unless otherwise
expressly defined herein], and authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Materials Supply Agreement
			For	5953200	0	0	0
3	Approve and ratify the entering into of the Provision of Labour and Services Supply Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are more particularly		For	5953200	0	0	0

described in the Circular; authorize the Directors of the
Company to do all such acts and things and to sign all
documents and to take any steps which in their absolute
discretion considered to be necessary, desirable or
expedient for the purpose of implementing and/or giving
effect to and the transactions contemplated under the
Provision of Labour and Services Supply Agreement

4
Approve and ratify the entering into of the Provision of
Insurance Fund Administrative Services Agreement
between the Company and the Parent Company, as
specified, and the continuing connected transactions
contemplated thereunder together with the associated
annual estimates in respect of such transactions for each of the FY ending 31 DEC 2009 to 2011, details of which are
more particularly described in the Circular, and authorize
the Directors of the Company to do all such acts and things
and to sign all documents and to take any steps which in
their absolute discretion considered to be necessary,
desirable or expedient for the purpose of implementing
and/or giving effect to and the transactions contemplated
under the Provision of Insurance Fund Administrative
Services Agreement
			For	5953200	0	0	0
5
Approve and ratify the entering into of the Provision of Coal
Products and Materials Agreement between the Company
and the Parent Company, as specified, and the continuing
connected transactions contemplated thereunder together
with the associated Proposed Annual Caps in respect of
such transactions for each of the FY ending 31 DEC 2009
to 2011, details of which are more particularly described in the Circular; authorize the Directors of the Company to do
all such acts and things and to sign all documents and to
take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Coal Products and
Materials Agreement
			For	5953200	0	0	0
6	Approve and ratify the entering into of the Provision of Electricity and Heat Agreement between the Company and the Parent Company, as specified, and the continuing connected transactions contemplated thereunder together with the associated Proposed Annual Caps in respect of such transactions for each of the FY ending 31 DEC 2008 to 2011, details of which are more particularly described in		For	5953200	0	0	0

the Circular; and authorize the Directors of the Company to
do all such acts and things and to sign all documents and to take any steps which in their absolute discretion considered to be necessary, desirable or expedient for the purpose of
implementing and/or giving effect to and the transactions
contemplated under the Provision of Electricity and Heat
Agreement

7
Approve and ratify the terms of the Acquisition Agreement
entered into between the Company and the Controlling
Shareholders for the Acquisition, as specified, and all the
transactions contemplated therein; and the execution of the
Acquisition Agreement by the Directors of the Company and
authorize the Directors of the Company [or any one of them]
to do all such acts and things, to sign and execute all such further documents and to take such steps as the Directors
of the Company (or any one of them) may in their absolute
discretion consider necessary, appropriate, desirable or
expedient to give effect to or in connection with the
Acquisition Agreements or any of the transactions
contemplated thereunder and all other matters incidental
thereto; for the purpose of this resolution: 'Acquisition'
means the acquisition of the 74% equity interest in
Shandong Hua Ju Energy Company Limited by the
Company from the Controlling Shareholder pursuant to the
Acquisition Agreement; 'Acquisition Agreement' means the
conditional agreement dated 24 OCT 2008 entered into
between the Company and the Controlling Shareholder for
the Acquisition; 'Controlling Shareholder' means , Yankuang
Group Corporation Limited, a wholly State-owned
corporation and a controlling shareholder of the Company
holding approximately 52.86% of the total issued share
capital of the Company
			For	5953200	0	0	0
8	Approve the resolution in relation to the amendments to the Articles 63, 64, 66, 166, 171, 202, 218 and 219 of the Articles of Association of the Company and authorize the Board to do all such things as necessary in connection with such amendments as specified		For	5953200	0	0	0
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		23-Jan-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		07-Jan-2009
Agenda	701777508	Management		Total Ballot Shares:		7082000
Last Vote Date:	10-Dec-2008
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Approve, subject to the relevant period [as specified] during which the Board may exercise the power of the Company to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body; the aggregate
nominal value of H Shares of the Company authorized to be
repurchased subject to the approval in paragraph (a) above
during the relevant period shall not exceed 10% of the
aggregate nominal value of the issued H Shares of the
Company as at the date of the passing of this resolution; as the shareholders of the Company has given by way of a
special resolution at the AGM held on 27 JUN 2008, such
approval shall be conditional upon the passing of a special
resolution in the same terms as the resolution as specified
in this paragraph [except for this sub-paragraph (c)(i)] at the class meeting for holders of Domestic Shares of the
Company to be held on Friday, 16 JAN 2009 [or on such
adjourned date as may be applicable]; the approvals of the
relevant PRC regulatory authorities as may be required by
laws, rules and regulations of the PRC being obtained by
the Company if appropriate; and the Company not being
required by any of its creditors to repay or to provide
guarantee in respect of any amount due to any of them [or if the Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure as specified in Article 30 of the
Articles of Association of the Company; authorize the Board
			For	5953200	0	0	0

of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, Amend the Articles of
Association of the Company as it thinks fit so as to reduce
the registered share capital of the Company and to reflect
the new capital structure of the Company upon the
repurchase of H Shares of the Company as contemplated
and for the purpose of this special resolution, [Authority
expires the earlier of: the conclusion of the next AGM or 12 months]

3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN MEETING DATE. IF YOU HAVE ALREADY
SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
ANGANG STEEL COMPANY LTD
Cusip/Sedol:	6015644			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	347 HK			Meeting Date:		06-Feb-2009
ISIN	CNE1000001V4			Vote Deadline Date:		29-Jan-2009
Agenda	701790152	Management		Total Ballot Shares:		2146801
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve: the proposed issue of Domestic Corporate Bonds
[the Domestic Corporate Bonds] in a total principal amount
not exceeding RMB 10 billion [the Domestic Corporate
Bonds Issue] to the public in the People's Republic of China
[the PRC, excluding, for the purpose of this notice, the Hong
Kong Special Administrative Region of the PRC, the Macau
Special Administrative Region of the PRC and Taiwan] on
the following terms and conditions: a) Size: the aggregate
principal amount of the Domestic Corporate Bonds shall not
exceed RMB 10 billion [inclusive of RMB 10 billion]; b)
placing arrangement for the existing shareholders: the
Domestic Corporate Bonds may be offered, by way of
placing, to the existing holders of the domestic shares of the
Company listed on the Shenzhen Stock Exchange; the
decision on whether to proceed with such placing and the
specific arrangements of such placing, including its
proportion to the entire Domestic Corporate Bonds Issue,
shall be made and determined by the Board of Directors
[the Board] of the Company according to the market
conditions and other relevant circumstances; the Domestic
Corporate Bonds will not be offered to the holders of the
foreign shares of the Company listed on The Stock
Exchange of Hong Kong Limited; c) term: the proposed
Domestic Corporate Bonds Issue will include two tranches
of Domestic Corporate Bonds with the term of 5 and 10
years, respectively; the offer size of each tranche of the
Domestic Corporate Bonds shall be determined by the
Board according to the relevant requirements and the
market conditions; d) interest: interest is payable on the
Domestic Corporate Bonds on an annual basis, whereas
			For	0	0	1341000	0
	the principal amount of the Domestic Corporate Bonds shall
	be repaid in a lump sum upon their maturity; the last
	installment of interest shall be paid along with the
	repayment of the principal; e) use of proceeds: the
	proceeds from the Domestic Corporate Bonds Issue shall

be used by the Company to repay bank loans, adjust debt
structure and supplement working capital; the specific use
of the proceeds shall be determined by the Board within the
scope set forth above according to the Company's specific
funds demand; f) term of the validity of the shareholders'
resolutions in respect of the Domestic Corporate Bonds
Issue: the shareholders' resolutions in respect of the
Domestic Corporate Bonds Issue shall be valid for 24
months; and authorize the Board to deal with the following
matters in relation to the Domestic Corporate Bonds Issue:
a) to determine, to the extent permitted by laws and
regulations and according to the Company's specific
circumstances and the prevailing market conditions, the
specific terms and arrangements of the Domestic Corporate
Bonds Issue and make any changes and adjustments to
such terms and arrangements, including but not limited to,
the offer size, total amount, offer price, coupon rate or the calculation formula, timing, offer tranche [if any], redemption and repurchase mechanism [if any], rating arrangements,
provision of security, use of proceeds [within the scope as
approved by the shareholders], placing arrangements, and
any other matters in relation to the Domestic Corporate
Bonds Issue; b) to take any and all actions necessary for
and incidental to the implementation of the Domestic
Corporate Bonds Issue, including but not limited to,
appointing the relevant intermediaries, determining the
underwriting arrangements, preparing and submitting the
relevant application documents to the relevant regulatory
authorities, endeavoring to obtain approvals from the
relevant regulatory authorities, selecting the bonds trustee manager, executing the entrusted management agreement,

	formulating the rules on the meetings of the holders of the
	Domestic Corporate Bonds and dealing with other matters
	in relation to the offer and listing of the Domestic Corporate
	Bonds; c) to take any and all necessary actions to procure
	the listing of the Domestic Corporate Bonds on the
	Shenzhen Stock Exchange, including but not limited to,
	conducting the negotiations relating to the Domestic
	Corporate Bonds Issue, approving and authorizing,
	executing [with any necessary amendments] and
	implementing any and all necessary agreements, contracts
	and documents relating to the Domestic Corporate Bonds
	Issue and the listing of the Domestic Corporate Bonds and
	making appropriate information disclosure pursuant to the
	relevant regulatory rules; d) to make any changes and
	adjustments to the specific terms and arrangements of the

Domestic Corporate Bonds Issue according to the opinions
of the relevant regulatory authorities [if any] and to decide whether to proceed with the Domestic Corporate Bonds
Issue in the event of any changes in the relevant regulatory authorities' policies regarding the offer and issue of
corporate bonds or in the market conditions, save for the
matters that are subject to the shareholders' re-
endorsement at the general meeting as required under the
relevant laws, regulations of the PRC and Articles of
Association of the Company; e) to deal with the matters
relating to the listing of the Domestic Corporate Bonds upon completion of the Domestic Corporate Bonds Issue; f) to
determine, pursuant to the relevant laws and regulations
and for the purpose of protecting the bonds holders'
interests, not to distribute dividends to the shareholders in the event that the Board expects that the Company may not
be able to repay the principal of and interest on the
Domestic Corporate Bonds upon their maturity; g) to deal
with any other matters relating to the proposed Domestic
Corporate Bonds Issue and the listing of the Domestic
Corporate Bonds; subject to the shareholder's approval and
authorization to the Board set forth above, the Board will
authorize the Chairman of the Board to deal with all the
matters in relation to the Domestic Corporate Bonds Issue
within the scope set forth above

2	Elect Mr. Chen Ming as a Director of the Company and authorize the Board to determine his remuneration		For	1341000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		11-Feb-2009
ISIN	CNE100000304			Vote Deadline Date:		03-Feb-2009
Agenda	701791560	Management		Total Ballot Shares:		1722000
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to postpone the election of Members of the new session of the Board of Directors [the Board] and the Supervisory Committee [the Supervisory Committee] as specified		For	1426000	0	0	0
2	Approve the post-disaster reconstruction of DST's Hanwang production base in another place as specified		For	1426000	0	0	0
3	Amend, pursuant to the relevant regulations including the Decision Concerning Revisions to Certain Regulations on Cash Dividends of Listed Companies recently issued by CSRC and regulatory documents including the Listing Rules of the Shanghai Stock Exchange [revision 2008, hereafter referred as [New Listing Rules]: the Clause 3 and 2, Articles 71(2), 71(6), 103, 104, 128, 143, 191, 197, and Clause 2(1) of Article 226 of the Articles of Association as specified		For	1426000	0	0	0
WEICHAI PWR CO LTD
Cusip/Sedol:	6743956			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	2338 HK			Meeting Date:		11-Feb-2009
ISIN	CNE1000004L9			Vote Deadline Date:		03-Feb-2009
Agenda	701789426	Management		Total Ballot Shares:		1428800
Last Vote Date:	22-Jan-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve, the supplemental agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 1) continuing connected transactions between Weichai Holdings [and its associates] and the Company [and its subsidiaries] a) provision of general services and labour services by Weichai Holdings [and its associates] [as the case may be] to the Company, in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
2	Approve, the supplemental agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 1) continuing connected transactions between Weichai Holdings [and its associates] and the Company [and its subsidiaries] b) supply and/or connection of utilities by Weichai Holdings [and its associates] [as the case may be] to the Company, in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
3	Approve, the Weichai Purchase and Processing Services Agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 1) Continuing connected transactions between Weichai Holdings [and its associates] and the Company [and its subsidiaries], c) purchase of diesel engine parts and components, gas and scrap metals, etc., materials and related products and processing services by the Company from Weichai Holdings [and its associates] [as the case may be] in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
4	Approve, the Weichai Sale and Processing Services Agreement referred to in the section headed II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 1) Continuing connected transactions between Weichai Holdings [and its associates] and the Company [and its subsidiaries], d) sale of diesel engines, diesel engine parts and components, materials and related products and provision of processing services by the Company [and its subsidiaries] to Weichai Holdings [and its associates] [as the case may be] in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
5	Approve, the supplemental agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 2) Continuing connected transactions between Fujian Longgong and Shanghai Longgong [and their respective associates] and the Company, sale of diesel engines and diesel engine parts by the Company to Fujian Longgong and Shanghai Longgong [and their respective associates] in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
6	Approve, the supplemental agreement to the framework agreement dated 21 OCT 2003 referred to in the section headed II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 3) Continuing connected transactions between Guangxi Liugong Machinery and the Company, sale of diesel engines and diesel engine parts by the Company to Guangxi Liugong Machinery in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
7	Approve, the supplemental agreement to the master sales agreement dated 21 OCT 2003 referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 4) Continuing connected transactions between Weichai Deutz and the Company, a) sale of semi-finished diesel engine parts and related products by the Company to Weichai Deutz in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
8	Approve the diesel engine parts and components and related products purchase agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 4) Continuing connected transactions between Weichai Deutz and the Company, b) purchase of diesel engine parts and components and related products by Weichai Resources from Weichai Deutz in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
9	Approve the diesel engines purchase agreement referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 4) Continuing connected transactions between Weichai Deutz and the Company c) purchase of diesel engines and related products by the Company from Weichai Deutz in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
10	Approve, the supplemental agreement to the framework agreement dated 17 NOV 2003 referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 5) Continuing connected transactions between Shandong Juli and the Company, a) sale of diesel engines and related products by the Company to Shandong Juli in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
11	Approve, the Juli Purchase and Processing Services Agreement as specified, referred to in the section headed, II) Continuing connected transactions, A) Weichai Continuing Connected Transactions, 5) Continuing connected transactions between Shandong Juli and the Company, b) purchase of diesel engine parts and components, materials, steel and scrap metal, etc., and related products and processing services by the Company and Weichai Resources [as the case may be] from Shandong Juli in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
12	Approve the supplemental agreement to the parts and components sale agreement dated 01 AUG 2007 referred to in the section headed, II) Continuing connected transactions, B) TAGC Continuing Connected Transactions, 1) Continuing connected transactions between SFGC and Fast Transmission, a) sale of parts and components of transmissions and related products by SFGC to Fast Transmission in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
13	Approve the supplemental agreement to the parts and components and related products purchase agreement dated 01 AUG 2007 referred to in the section headed, II) Continuing connected transactions, B) TAGC Continuing Connected Transactions, 1) Continuing connected transactions between SFGC and Fast Transmission, b) purchase of parts and components of transmissions and related products by SFGC from Fast Transmission in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
14
Approve the supplemental agreement to vehicles, parts and
components and raw materials sale and heat processing
agreement referred to in the section headed, II) Continuing
connected transactions, B) TAGC Continuing Connected
Transactions, 2) Continuing connected transactions
between Shaanxi Zhongqi [and its subsidiaries] and
Shaanxi Automotive [and its associates], a) sale of vehicles, parts and components of vehicles and related products and
provision of heat processing services by Shaanxi Zhongqi,
Hande Axle, Jingding and Tiangua [as the case may be] to
Shaanxi Automotive and its associates [as the case may be]
in the Letter from the Board and the relevant New Caps as
specified
			For	1428800	0	0	0
15
Approve the supplemental agreement to the parts and
components and scrap steel purchase agreement dated 01
AUG 2007 referred to in the section headed, II) Continuing
connected transactions, B) TAGC Continuing Connected
Transactions, 2) Continuing connected transactions
between Shaanxi Zhongqi [and its subsidiaries] and
Shaanxi Automotive [and its associates], b) purchase of
parts and components of vehicles, scrap steel and related
products by Shaanxi Zhongqi, Hande Axle, Jingding,
Shaanxi Import and Tiangua [as the case may be] from
Shaanxi Automotives associates in the Letter from the
Board and the relevant New Caps as specified
			For	1428800	0	0	0
16	Approve the supplemental agreement to off-road vehicles sale agreement dated 01 AUG 2007 referred to in the section headed, II) Continuing connected transactions, B) TAGC Continuing Connected Transactions, 3) Continuing connected transactions between DFOVCL and Dong Feng Automotive [and its associates] [as the case maybe], a) sale of off-road vehicles by DFOVCL to Dong Feng Automotive in the Letter from the Board and the relevant New Caps as specified		For	1428800	0	0	0
17
Approve the supplement agreement to parts and
components purchase agreement referred to in the section
headed, II) Continuing connected transactions, B) TAGC
Continuing Connected Transactions, 3) Continuing
connected transactions between DFOVCL and Dong Feng
Automotive [and its associates] [as the case maybe], b)
purchase of parts and components of off-road vehicles and
related products by DFOVCL from Dong Feng Automotive
[and its associates] [as the case may be] and provision of
technical support services by Dong Feng Automotive to
DFOVCL in the Letter from the Board and the relevant New
Caps as specified
			For	1428800	0	0	0
18
Authorize the Board of Directors, [subject to the approval
from the relevant PRC regulatory authorities], within a
period of 2 years from the relevant registration in the PRC, a general mandate to issue debentures [or other non-equity
related debt instruments], in 1 or more tranches, with an
amount less than RMB 2,700 million [the Debenture Issue];
and authorize the Board of Directors [or any committee
thereof], taking into consideration the specific needs of the
Company and other market conditions, to determine the
terms and conditions of and other matters relating to the
Debenture Issue [including, but not limited to, the
determination of the actual aggregate amount, interest rate, rating, guarantee arrangements and use of the proceeds of
the Debenture Issue]; and to do all such acts which are
necessary and incidental to the Debenture Issue [including,
but not limited to, the securing of approvals, the
determination of selling arrangements and the preparation
of relevant application documents]; and to approve and
ratify to take all such steps which are necessary for the
purposes of executing the Debenture Issue [including, but
not limited to, the execution of all requisite documentation and the disclosure of relevant information in accordance
with application laws], and to the extent that any of the
aforementioned acts and steps have already been
undertaken by the Board of Directors [or any committee
thereof] in connection with the Debenture Issue, such acts
and steps
			For	1428800	0	0	0
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Special General Meeting
Ticker:	135 HK			Meeting Date:		12-Feb-2009
ISIN	BMG2237F1005			Vote Deadline Date:		04-Feb-2009
Agenda	701802212	Management		Total Ballot Shares:		7962000
Last Vote Date:	04-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve, the transactions contemplated under the Xinjiang Xinjie Tranche A Agreement [as specified] and authorize any one Director [if execution under the common seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranche A Acquisition [as specified]		For	6210000	0	0	0
3	Approve, the transactions contemplated under each of the Xinjiang Xinjie Tranches B, C and D Agreements [as specified] and authorize any one Director [if execution under the common seal of the Company is required, any two Directors] of the Company for and on behalf of the Company to sign, and where required, to affix the common seal of the Company to any documents, instruments or agreements, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Xinjiang Xinjie Tranches B, C and D Acquisitions [as specified]		For	6210000	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
BYD CO LTD
Cusip/Sedol:	6536651			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1211 HK			Meeting Date:		09-Mar-2009
ISIN	CNE100000296			Vote Deadline Date:		27-Feb-2009
Agenda	701802046	Management		Total Ballot Shares:		2417600
Last Vote Date:	10-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Authorize the Company to issue medium-term notes [the Medium-Term Notes] in the People's Republic of China [PRC] on the terms as specified		For	2417600	0	0	0
3
Authorize the Board of Directors [the Director(s)] of the
Company or any 1 Director to generally and unconditionally
deal with all matters relating to the issue of the Medium-
Term Notes, the authorization shall include but not limited
to: a) to decide the terms of the issue of the Medium-Term
Notes, including but not limited to the principal amount,
timing of the issue, the method of the issue, the interest rate and the method to determine the interest rate; b) to select
and engage qualified professional intermediaries, including
but not limited to selecting and engaging the underwriting
institution(s), credit rating authority and legal counsel(s); c)
to undergo all necessary negotiations, amend and execute
all relevant Agreements and other necessary documents
[including but not limited to the applications for approvals of the issue of the Medium-Term Notes, registration report,
offering document, underwriting Agreement, all
announcements and documents for necessary disclosure];
d) to apply for all necessary approvals and conduct all
necessary filings and registrations in connection with the
Medium-Term Notes, including but not limited to submitting
application for registration to relevant authorities in the PRC in relation to issue of the Medium-Term Notes and making
necessary amendments to the proposal on issue of the
Medium-Term Notes in responses to any request from the
relevant authorities in the PRC; and e) to take all necessary actions and deal with or make decisions of all matters
relevant to the issue of the Medium-Term Notes
			For	2417600	0	0	0
4
Authorize the Company to send or supply corporate
communications [the Corporate Communications] to the
holders of H shares of the Company [H Shareholder(s)]
through the website of the Company provided that the
following conditions have been satisfied: a) that each H
Shareholder has been asked individually by the Company to
agree that the Company may send or supply general
Corporate Communications or specific Corporate
Communications to him through its website; and b) the
Company has not received any objection from such H
Shareholder within a 28-day period beginning with the date
on which the Company's request was sent; unless the
request sent by the Company did not state clearly what the
effect of a failure to respond would be or the request was
sent less than 12 months after a previous request in respect of the same class of Corporate Communications, a H
Shareholder in relation to whom the above conditions are
met is taken to have agreed that the Company may send or
supply Corporate Communications through its website
			For	2417600	0	0	0
5	Authorize the Board of Directors [the Director(s)] of the Company [the Board] or any 1 Director to execute all such documents and/or do all such matters and take all such actions which the Board or the Director may deem necessary or expedient and in the interest of the Company for the purpose of effecting Corporate Communications to the H Shareholders through the Company's website		For	2417600	0	0	0
JIANGXI COPPER CO LTD
Cusip/Sedol:	6000305			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	358 HK			Meeting Date:		12-Mar-2009
ISIN	CNE1000003K3			Vote Deadline Date:		04-Mar-2009
Agenda	701802224	Management		Total Ballot Shares:		2832000
Last Vote Date:	10-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Approve and ratify, the consolidated supply and services
agreement I [the Consolidated Supply and Services
Agreement I] entered into between the Company and
Jiangxi Copper Corporation [JCC] on 14 JAN 2009 in
respect of the supply of various materials, provision of
industrial services and miscellaneous services by JCC and
its subsidiaries from time to time [other than the Group [as specified]] to the Company and its subsidiaries from time to time [collectively, the Group] [as specified] and the
transactions contemplated there under; the maximum limit
of the amount involved under the Consolidated Supply and
Services Agreement I for the period from the date on which
this resolution is passed to 31 DEC 2009 and the 2 financial years ending 31 DEC 2010 and 31 DEC 2011 shall not
exceed RMB 2,651,942,000, RMB 3,122,962,000 and RMB
3,593,292,000 respectively; and authorize any Director of
the Company for and on behalf of the Company to sign,
seal, execute, perfect, deliver and do all such documents,
deeds, acts, matters and things as he may in his discretion
consider necessary or desirable or expedient for the
purpose of or in connection with the Consolidated Supply
and Services Agreement I and to make and agree such
variations of a non-material nature in or to the terms of the
Consolidated Supply and Services Agreement I as he may
in his discretion consider to be desirable and in the interests of the Company
			For	2270000	0	0	0
2	Approve and ratify, the consolidated supply and services agreement II [the Consolidated Supply and Services Agreement II] entered into between the Company and Jiangxi Copper Corporation [JCC] on 14 JAN 2009 in respect of the supply of various materials and provision of industrial services by the Company and its subsidiaries from time to time [collectively, the Group] to JCC and its subsidiaries from time to time [other than the Group] [as		For	2270000	0	0	0

specified] and the transactions contemplated there under;
the maximum limit of the amount involved under the
Consolidated Supply and Services Agreement II for the
period from the date on which this resolution is passed to 31
DEC 2009 and the 2 financial years ending 31 DEC 2010
and 31 DEC 2011 shall not exceed RMB 726,463,000, RMB
904,819,000 and RMB 1,096,005,000 respectively; and
authorize any Director of the Company for and on behalf of
the Company to sign, seal, execute, perfect, deliver and do
all such documents, deeds, acts, matters and things as he
may in his discretion consider necessary or desirable or
expedient for the purpose of or in connection with the
Consolidated Supply and Services Agreement II and to
make and agree such variations of a non-material nature in
or to the terms of the Consolidated Supply and Services
Agreement II as he may in his discretion consider to be
desirable and in the interests of the Company

3
Approve and ratify, the financial services agreement [the
Financial Services Agreement] entered into between JCC
Finance Company Limited [JCC Financial] and Jiangxi
Copper Corporation [JCC] on 14 JAN 2009 in respect of the
provision of financial services by JCC Financial to JCC and
its subsidiaries from time to time [other than the Company
and its subsidiaries] [as specified] and the transactions
contemplated there under; the maximum limit of the amount
involved in the credit services contemplated under the
Financial Services Agreement for the period from the date
on which this resolution is passed to 31 DEC 2009 and the
2 financial years ending 31 DEC 2010 and 31 DEC 2011
shall not exceed RMB 1,842,000,000, RMB 3,192,000,000
and RMB 4,542,000,000 respectively; and authorize any
Director of the Company for and on behalf of the Company
to sign, seal, execute, perfect, deliver and do all such
documents, deeds, acts, matters and things as he may in
his discretion consider necessary or desirable or expedient
for the purpose of or in connection with the Financial
Services Agreement and to make and agree such variations
of a non-material nature in or to the terms of the Financial
Services Agreement as he may in his discretion consider to
be desirable and in the interests of the Company
			For	2270000	0	0	0
4
Approve, conditional upon Resolution No. 5 as set out in the notice of the EGM of the Company dated 23 JAN 2009
convening this meeting being passed, the Company may
send or supply Corporate Communications to its
shareholders of H Shares [in relation to whom the
conditions set out below are met] by making such Corporate
Communications available on the Company's own website
and the website of The Stock Exchange of Hong Kong
Limited or in printed forms [in English only, in Chinese only or in both English and Chinese] and authorize any Director
of the Company for and on behalf of the Company to sign
all such documents and/or do all such things and acts as
the Director may consider necessary or expedient and in
the interest of the Company for the purpose of effecting or
otherwise in connection with the Company's proposed
communication with its shareholders of H Shares through
the Company's website and the website of The Stock
Exchange of Hong Kong Limited or in printed forms, the
supply of Corporate Communications by making such
Corporate Communications available on the Company's
own website and the website of The Stock Exchange of
Hong Kong Limited is subject to the fulfillment of the
specified conditions: i) each holder of H shares has been
asked individually by the Company to agree that the
Company may send or supply Corporate Communications
generally, or the Corporate Communications in question, to
him by means of the Company's own website; and ii) the
Company has not received a response indicating objection
from the holder of H shares within a period of 28 days
starting from the date on which the Company's request was
			For	2270000	0	0	0
	sent, for purpose of this Resolution, Corporate
	Communication(s) means any document issued or to be
	issued by the Company for the information or action of
	holders of any of its securities, including but not limited to:
	(a) the directors' report, its annual accounts together with a
	copy of the auditor's report and its summary financial report;
	(b) the interim report and its summary interim report; (c) a
	notice of meeting; (d) a listing document; (e) a circular; and
	(f) a proxy form
5	Approve the amendments to the Articles of Association of the Company [details of which are set out in the section headed Proposed Amendments to the Articles of Association of the Letter from the Board of the circular dispatched to shareholders of the Company on 23 JAN 2009] and authorize any 1 Director or secretary to the Board of Directors of the Company to deal with on behalf of the Company the relevant filing, amendments and registration [where necessary] procedures and other related issues arising from the amendments to the Articles of Association of the Company		For	2270000	0	0	0
6
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
HSBC HOLDINGS PLC, LONDON
Security:	6158163			Meeting Type:		Ordinary General Meeting
Ticker:	5 HK			Meeting Date:		19-Mar-2009
ISIN	GB0005405286			Vote Deadline Date:		11-Mar-2009
Agenda	701830172	Management		Total Ballot Shares:		509900
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to increase the share capital from USD 7,500,100,000, GBP 401,500 and EUR 100,000 to USD 10,500,100,000, GBP 401,500 and EUR 100,000 by the creation of an additional 6,000,000,000 ordinary shares of USD 0.50 each in the capital of the Company forming a single class with the existing ordinary shares of USD 0.50 each in the capital of the Company		For	433900	0	0	0
2	Authorize the Directors, in substitution for any existing authority and for the purpose of Section 80 of the UK Companies Act 1985, [the Act] to allot relevant securities up to an aggregate nominal amount of USD2,530,200,000 in connection with the allotment of the new ordinary shares as specified pursuant to right issue[Authority expires at the conclusion of the AGM of the Company to be held in 2009]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry		For	433900	0	0	0
3
Authorize the Directors, subject to the passing of Resolution
2 and pursuant to Section 94 of the UK Companies Act
1985, [the Act] the subject of authority granted by
Resolution 2 as if Section 89[1] of the Act displaying to any such allotment and in particular to make such allotments
subject to such exclusions or other arrangements as the
Directors may deem necessary or expedient in relation to
fractional entitlements or securities represented by
depository receipts or having regard to any restrictions,
obligations or legal problems under the Laws of the
requirements of any regulatory body or stock exchange in
any territory or otherwise howsoever; [Authority expires the earlier of the conclusion of the AGM of the Company to be
held in 2009]; and, authorize the Directors to allot equity
securities in pursuance of such offers or agreement made
prior to such expiry
			For	433900	0	0	0
4
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE CUT-OFF. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
KINGBOARD CHEMICAL HOLDINGS LTD
Cusip/Sedol:	6491318			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	148 HK			Meeting Date:		23-Mar-2009
ISIN	KYG525621408			Vote Deadline Date:		13-Mar-2009
Agenda	701819786	Management		Total Ballot Shares:		1046000
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "FOR" OR "AGAINST" ONLY FOR RESOLUTION 1. THANK YOU.		None		Non Voting
2
Approve that the existing Share Option Scheme for
Employees of the Company which was adopted on 02 JUL
2002 be terminated with effect from the conclusion of this
Meeting; subject to the grant by The Stock Exchange of
Hong Kong Limited of the listing of and permission to deal in the ordinary shares in the capital of the Company with a par value of HKD 0.1 each to be issued and allotted by the
Company under the share option scheme of the Company
[the Scheme] [with such grant being limited to 10% of the
issued share capital of the Company as at the date of
adoption of the Scheme]; and authorize the Board of
Directors of the Company to grant options to subscribe
shares in the Company and to issue and allot shares in the
capital of Company pursuant to the exercise of the options
so granted in accordance with the rules of the Scheme, and
to administer the Scheme in accordance with its terms and
take all necessary actions incidental thereto as they deem
fit
			For	793000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Special General Meeting
Ticker:	135 HK			Meeting Date:		24-Mar-2009
ISIN	BMG2237F1005			Vote Deadline Date:		16-Mar-2009
Agenda	701837796	Management		Total Ballot Shares:		7772000
Last Vote Date:	11-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTIONS '1' AND '2'. THANK YOU.		None		Non Voting
2	Approve the transactions contemplated under the Huayou Capital Injection Agreement; and authorize any 1 Director [if execution under the common seal of the Company is required, any 2 Directors] of the Company for and on behalf of the Company is sign, and where required, to affix the common seal of the Company to any documents, instruments or agreement, and to do any acts and things deemed by him to be necessary or expedient in order to give effect to the Huayou Capital Injection		For	6210000	0	0	0
3
Approve the continuing connected transactions between the
Group and the CNPC Group regarding [a] the provision of
products and services by the CNPC Group to the Group
under the PSAs, the Master Agreement and for the
avoidance of doubt including those under the Second
Supplemental Agreement but excluding the Oil and Gas
Products; [b] purchase of the Group's share of crude oil by
the CNPC Group; and [c] purchase of the Oil and Gas
Products by the Group; approve the proposal annual caps
in respect of the continuing connected transactions
mentioned in Resolution 2[i] above for each of the 3 FYE 31
DEC 2011 as specified; and authorize any 1 Director [if
execution under the common seal of the Company is
required, any 2 Directors] of the Company be and is/are
hereby authorized for and on behalf of the Company to sign,
and where required, to affix the common seal of the
Company to any documents, instruments or agreements,
and to do any acts and things deemed by him to be
necessary or expedient in order to give effect to the
Continuing Connected Transactions
			For	6210000	0	0	0
CHINA CONSTR BK CORP
Cusip/Sedol:	B0LMTQ3			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	939 HK			Meeting Date:		26-Mar-2009
ISIN	CNE1000002H1			Vote Deadline Date:		18-Mar-2009
Agenda	701810120	Management		Total Ballot Shares:		3492000
Last Vote Date:	10-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve to issue certain subordinated bonds on the specified terms and conditions, subject to approvals by the EGM, China Banking Regulatory Commission and the People's Bank of China; and authorize the Board of Directors, or sub-authorize the Senior Management, to deal with specific matters in relation to the issuance of the subordinated bonds		For	3492000	0	0	0
2	Approve to supply corporate communications to the holders of H-shares by means of the Bank's own website		For	3492000	0	0	0
3
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1138 HK			Meeting Date:		02-Apr-2009
ISIN	CNE1000002S8			Vote Deadline Date:		25-Mar-2009
Agenda	701816160	Management		Total Ballot Shares:		4560000
Last Vote Date:	19-Feb-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize China Shipping Development Company Limited
[the Company, and together with its subsidiaries, subject to the approval by the relevant regulatory authorities, to issue the medium-term notes [the Medium-Term Notes] on the
specified principle terms and authorize the Board of
Directors of the Company or any Director of the Company,
subject to the above-mentioned principal terms, to
determine and effect at its/his absolute discretion the
specific terms, conditions and related matters in respect of the issue of the Medium-Term Notes according to the
capital requirement and business conditions of the Group
and the market conditions, including but not limited to
determining the specific matters such as the timing, the
size, the interest rates, the term, the number of batches, the guarantee of the issue and the use of the proceeds; to
prepare, execute and effect all necessary documents and
procedures, including but not limited to effecting the
relevant registration procedures in the PRC inter-bank
markets; and to take other necessary actions
			For	3852000	0	0	0
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	548 HK			Meeting Date:		15-Apr-2009
ISIN	CNE100000478			Vote Deadline Date:		05-Apr-2009
Agenda	701823785	Management		Total Ballot Shares:		6654000
Last Vote Date:	24-Mar-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''FOR" OR "AGAINST" ONLY FOR RESOLUTION NUMBER 1. THANK YOU.		None		Non Voting
2
Authorize the Board of Directors of the Company, a general
mandate [General Mandate] to issue debentures
denominated in Renminbi ['Debentures'], in one or more
tranches, including but not limited to medium-term notes,
short-term commercial paper, asset-backed commercial
paper, corporate bonds etc, from the date on which this
resolution is approved to the date on which the 2009 AGM
is held with a maximum outstanding repayment amount of
the Debentures to be issued under this general mandate not
exceeding RMB 3 billion in aggregate and the issue size for
each category of Debentures not exceeding the limit of that
category of Debentures that may be issued under relevant
national laws and regulations; the Board of Directors or any
2 Directors of the Company, to determine and approve the
specific terms, conditions and related matters of the
Debentures to be issued under the general mandate
according to the needs of the Company and the market
condition and to prepare and execute all necessary
documents, and make all necessary arrangement for the
implementation of the issue of relevant Debentures
			For	5204000	0	0	0
PACIFIC BASIN SHIPPING LTD
Cusip/Sedol:	B01RQM3			Meeting Type:		Annual General Meeting
Ticker:	2343 HK			Meeting Date:		21-Apr-2009
ISIN	BMG684371393			Vote Deadline Date:		16-Apr-2009
Agenda	701850085	Management		Total Ballot Shares:		5330300
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the audited financial statements and the reports of the Directors and auditors for the YE 31 DEC 2008		For	4240000	0	0	0
3	Re-elect Mr. Klaus Nyborg as an Executive Director		For	4240000	0	0	0
4	Re-elect Mr. Jan Rindbo as an Executive Director		For	4240000	0	0	0
5	Re-elect Mr. Daniel R. Bradshaw as a Non-executive Director		For	4240000	0	0	0
6	Re-elect Mr. Robert C. Nicholson as an Independent Non- executive Director		For	4240000	0	0	0
7	Authorize the Board to fix the remuneration of the Directors		For	4240000	0	0	0
8	Re-appoint Messrs. PricewaterhouseCoopers, Certified Public Accountants, as the Auditors of the Company and authorize the Board of Directors of the Company to fix their remuneration		For	4240000	0	0	0
9
Authorize the Directors of the Company to allot, issue or
otherwise deal with new shares of USD 0.10 each in the
capital of the Company [the Shares] or securities
convertible into Shares or options, warrants or similar rights to subscribe for any Shares and to make or grant offers,
agreements, options and warrants which would or might
require the exercise of such powers, during and after the
relevant period not exceeding 10% of the aggregate
nominal amount of the issued share capital of the Company,
provided that any Shares to be allotted and issued pursuant
to the approval of this resolution shall not be issued at a
discount of more than 10% to the Benchmarked Price of the
Shares, otherwise than pursuant to a Rights Issue [as
specified], the exercise of the subscription or conversion
rights attaching to any warrants issued by the Company or
			For	4240000	0	0	0

the exercise of options granted under the Long Term
Incentive Scheme of the Company or any scrip dividend
providing for the allotment of Shares in lieu of the whole or part of a dividend on Shares; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]

10
Authorize the Directors of the Company, to purchase or
repurchase shares of USD 0.10 each in the capital of the
Company [the Shares] on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or any other stock
exchange on which the Shares may be listed and
recognized by the Securities and Futures Commission of
Hong Kong and Stock Exchange on share repurchases for
such purposes, subject to and in accordance with all
applicable laws and regulations, at such price as the
Directors may at their discretion determine in accordance
with all applicable laws and regulations, not exceeding 10%
of the aggregate nominal amount of the issued share capital
of the Company; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	4240000	0	0	0
11
Approve that the aggregate nominal amount of share capital
allotted or agreed conditionally or unconditionally to be
allotted by the Directors of the Company pursuant to
paragraph [b] of the ordinary resolution passed by
Shareholders at a SGM of the Company held on 08 JUN
2005 to satisfy Share Awards, shall during the relevant
period not exceed 2% of the aggregate nominal amount of
the share capital of the Company in issue as at the
beginning of each such FY [being 34,946,202 shares as at
01 JAN 2009]; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Act 1981 of
Bermuda or the Company's Bye-Laws to be held]
			For	4240000	0	0	0
12	Amend the Bye-laws of the Company, by deleting the existing Bye-law 127[1] in its entirety and replacing it with the following new Bye-law 127[1]: as specified		For	4240000	0	0	0
WING HANG BANK LTD
Cusip/Sedol:	6972374			Meeting Type:		Annual General Meeting
Ticker:	302 HK			Meeting Date:		30-Apr-2009
ISIN	HK0302001547			Vote Deadline Date:		20-Apr-2009
Agenda	701876560	Management		Total Ballot Shares:		188400
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Adopt the audited financial statements and report of the Directors and the Independent Auditor's for the YE 31 DEC 2008		For	188400	0	0	0
3	Declare a final dividend of HKD 0.10 per share for the YE 31 DEC 2008		For	188400	0	0	0
4	Re-elect Mr. Fung Yuk Sing Michael as a Director		For	188400	0	0	0
5	Re-elect Mr. Ho Chi Wai Louis as a Director		For	188400	0	0	0
6	Re-elect Mr. Lau Hon Chuen Ambrose as a Director		For	188400	0	0	0
7	Re-elect Mr. Brian Gerard Rogan as a Director		For	188400	0	0	0
8	Re-elect Mr. Christopher Robert Sturdy as a Director		For	188400	0	0	0
9	Authorize the Board of Directors to fix Directors' fee		For	188400	0	0	0
10	Re-appoint KPMG as the Auditors of the Bank and authorize the Directors to fix their remuneration		For	188400	0	0	0
11	Adopt, with effect from the close of business of the day on which this resolution is passed, the rules of the renewed employee incentive plan [the Plan], as specified and authorize the Directors of the Bank to take all steps that may be necessary, desirable or expedient to carry into effect the Plan and allot and issue up to 500,000 shares in the capital of the Bank to executive Directors under the Plan at an acquisition price of HKD 1.00 per share		For	188400	0	0	0
12	Authorize the Directors of the Bank, conditional on the passing of Resolution 6, to allot and issue up to 1,000,000 shares in the capital of the Bank less the number of shares issued under Resolution 6, to employees under the Plan at an acquisition price of HKD 1.00 per share		For	188400	0	0	0
13
Authorize the Directors, during the relevant period to allot, issue and deal with additional shares in the capital of the
Bank or grant any offers, agreements or options which
might require securities to be issued, allotted or disposed of subject to the restriction that the aggregate number of share capital allotted, other than for allotment under any Share
Option Schemes or Employee Incentive Plan for the time
being adopted for the grant or issue to the Employees of the
Bank and its subsidiaries of shares of the Bank, and any
scrip dividend or similar arrangement in accordance with the
Article of Association of the Bank, not exceeding the 20% of the issued share capital of the Bank at the date of this
resolution; [Authority expires the earlier of the conclusion of the next AGM of the Bank or the expiration of the period
within which the next AGM of the Bank is required By law to
be held]
			For	0	188400	0	0
14	Authorize the Directors of the Bank during the relevant period [as specified in Resolution 8] to repurchase shares in the capital of the Bank, and the aggregate number of shares of the Bank which may be purchased by the Bank on The Stock Exchange of Hong Kong Limited under the Hong Kong Code on share repurchases pursuant to this resolution not exceeding 10% of the issued share capital of the Bank at the date of this resolution, and the said approval shall be limited accordingly		For	188400	0	0	0
15	Approve to extent, conditional on the passing of Resolutions 8 and 9 the general mandate granted to the Directors to allot shares pursuant to the Resolution 8, by the addition to the aggregate number of shares which may be allotted or agreed to be allotted by the Directors pursuant to such general mandate an amount representing the aggregate number of shares repurchased by the Bank under the authority granted pursuant to the Resolution 9		For	0	0	188400	0
16
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
HANG SENG BK LTD
Cusip/Sedol:	6408374			Meeting Type:		Annual General Meeting
Ticker:	11 HK			Meeting Date:		06-May-2009
ISIN	HK0011000095			Vote Deadline Date:		01-May-2009
Agenda	701864894	Management		Total Ballot Shares:		377000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	377000	0	0	0
3	Elect Mrs. Margaret K.M.Y. Leung as a Director		For	377000	0	0	0
4	Re-elect Mr. Patrick K.W. Chan as a Director		For	377000	0	0	0
5	Re-elect Mr. Peter T.C. Lee as a Director		For	377000	0	0	0
6	Re-elect Mr. Richard Y.S. Tang as a Director		For	377000	0	0	0
7	Re-elect Mr. Peter T.S. Wong as a Director		For	377000	0	0	0
8	Re-appoint KPMG as the Auditors and authorize the Directors to fix their remuneration		For	377000	0	0	0
9	Authorize the Directors of the Company, to purchase shares of the Company during the relevant period, not exceeding 10% of the aggregate nominal amount of the issued share capital on the Stock Exchange of Hong Kong Limited or any other Stock Exchange recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange of the Hong Kong Limited under the Hong Kong Code on share repurchases; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM of the Company is required by the Companies ordinance to be held]		For	377000	0	0	0
10	Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding where the shares to be allotted wholly for cash, 5% and in any event 20% of the aggregate nominal amount of the share capital of the Company, otherwise than pursuant to i) a rights issue; or ii) the exercise of rights of subscription or		For	377000	0	0	0

conversion under the terms of any warrants issued by the
Company or any securities which are convertible into
shares of the Company; or iii) the exercise of options or
similar arrangement; or iv) any scrip dividend or similar
arrangement; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Companies ordinance to be held]

11
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF ACTUAL RECORD DATE. IF YOU HAVE
ALREADY SENT IN YOUR VOTES, PLEASE DO NOT
RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
			None		Non Voting
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Annual General Meeting
Ticker:	135 HK			Meeting Date:		12-May-2009
ISIN	BMG2237F1005			Vote Deadline Date:		04-May-2009
Agenda	701889757	Management		Total Ballot Shares:		7772000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008		For	6210000	0	0	0
3	Declare a final dividend of HKD 0.15 per share		For	6210000	0	0	0
4	Re-elect Mr. Li Hualin as a Director		For	6210000	0	0	0
5	Authorize the Directors to fix the remuneration of the Directors		For	6210000	0	0	0
6	Appoint PricewaterhouseCoopers as the Auditors for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and to authorize the Directors to fix their remuneration		For	6210000	0	0	0
7	Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable law of Bermuda to be held]		For	6210000	0	0	0
8	Grant authority to the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal		For	0	6210000	0	0

amount of share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a
rights issue [as defined in this resolution] or the Company's
Executive Share Option Scheme [the Share Option
Scheme], shall not exceed 20% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution; such mandate shall be
additional to the authority to be given to the directors to
grant options under the Share Option Scheme and, at any
time, to allot and issue additional shares in the capital of the
Company arising from the exercise of subscription rights
under such options; [Authority expires earlier at the
conclusion of the next AGM of the Company is required by
the Bye-laws of the Company or any applicable law of
Bermuda to be held]

9
Authorize the Company, to issue, allot and dispose of
shares pursuant to resolution 6 above and extended by the
addition to the total nominal amount of share capital and
any shares which may be issued, allotted or agreed
conditionally or unconditionally to be allotted by the
Directors of the Company pursuant to such general
mandate an amount representing the total nominal amount
of shares in the capital of the Company which has been
purchased by the Company since the granting of such
general mandate pursuant to Resolution 5 above, provided
that such amount shall not exceed 10% of the total nominal
amount of the share capital of the Company in issue on the
date of this resolution
			For	0	0	6210000	0
10
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN RECORD DATE AND MEETING DATE. IF
YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
DO NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
PETROCHINA CO LTD
Cusip/Sedol:	6226576			Meeting Type:		Annual General Meeting
Ticker:	857 HK			Meeting Date:		12-May-2009
ISIN	CNE1000003W8			Vote Deadline Date:		01-May-2009
Agenda	701899998	Management		Total Ballot Shares:		7714000
Last Vote Date:	15-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
PLEASE NOTE THAT THIS IS AN AMENDMENT TO
MEETING ID 548783 DUE TO CHANGE IN VOTING
STATUS. ALL VOTES RECEIVED ON THE PREVIOUS
MEETING WILL BE DISREGARDED AND YOU WILL
NEED TO REINSTRUCT ON THIS MEETING NOTICE.
THANK YOU.
			None		Non Voting
2	Approve the report of the Board of Directors of the Company for the year 2008		For	6796000	0	0	0
3	Approve the report of Supervisory Committee of the Company for the year 2008		For	6796000	0	0	0
4	Approve the audited financial statements of the Company for the year 2008		For	6796000	0	0	0
5	Approve the declaration and payment of the final dividends for the YE 31 DEC 2008 in the amount and in the manner recommend by the Board of Directors		For	6796000	0	0	0
6	Authorize the Board of Directors to determine interim dividend		For	6796000	0	0	0
7	Approve the continuation of appointment of PricewaterhouseCoopers, Certified Public Accountants, as the International Auditors of the Company and PricewaterhouseCoopers Zhong Tian CPAs Company Limited, Certified Public Accountants, as the Domestic Auditors of the Company, for the year 2009 and authorize the Board of Directors to fix their remuneration		For	6796000	0	0	0
8	Authorize the Board of Directors, granted an unconditional general mandate to separately or concurrently issue, allot and deal with additional domestic shares and overseas listed foreign shares of the Company, provided that the number of the domestic shares and overseas listed foreign shares issued and allotted or agreed conditionally or unconditionally to be issued and allotted shall not exceed 20% of each of the existing domestic shares and overseas listed foreign shares of the Company in issue as at the date		For	0	6796000	0	0

of this resolution, and to execute and do or procure to be
executed and done, all such documents, deeds and things
as it may consider necessary in connection with the issue of such shares; [Authority expire after the 12 month period
following the passing of this resolution]; and to make such
amendments to the Articles of Association of the Company
as it thinks fit so as to increase the registered share capital of the Company and reflect the new capital structure of the
Company upon the allotment and issuance of shares of the
Company as contemplated in this Resolution, in order to
facilitate the issuance of shares in accordance with this
resolution in a timely manner, to establish a special
committee of the Board of Directors comprising Mr. Jiang
Jiemin, Mr. Zhou Jiping and Mr. Wang Guoliang and
authorize such committee to exercise all such power
granted to the Board of Directors to execute and do all such documents, deeds and things as it may consider necessary
in connection with the issue of such shares contingent on
the passing of this Resolution and within the relevant period of this mandate, the Board of Directors and the special
committee of the Board of Directors will only exercise its
respective power under such mandate in accordance with
the Company Law of the PRC, the Securities Law of the
PRC, regulations or the listing rules of the stock exchange
on which the Shares of the Company are listed (as
amended from time to time) and only if all necessary
approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained and the special committee of the
Board of Directors will only exercise its power under such

	mandate in accordance with the power granted by the
	shareholders at the AGM to the Board of Directors
9
Approve and ratify to grant an unconditional general
mandate to issue debt financing instruments in the
aggregate principal amount of up to RMB 100 billion (or if
issued in foreign currency, equivalent to the exchange rate
announced by the People’s Bank of China on the
date of issue), upon such terms and conditions to be
determined by the Board of Directors, and authorize the
Board of Directors to: determine and approve the category,
specific terms, conditions and other matters in respect of
the issue of such instruments, including but not limited to
the issue size, actual amount, currency, issue prices,
coupon rates or method of determining the coupon rates,
timing of issuance, whether to issue in tranches and the
number of tranches, whether any terms for repurchase and
			For	6796000	0	0	0

redemption will be in place, rating arrangements, guarantee, schedule of repayment of the principal and the interests,
use of proceeds as approved by the shareholders meeting,
specific placing arrangements and underwriting
arrangements; and to make corresponding changes to the
plan of such issuance based on opinions of the regulatory
authorities when there is any change on the policies which
affects the issue of such instruments or when there are
changes on the market conditions, save for issues which
are subject to further approval at shareholders' meeting as
required by the relevant laws, regulations and Articles of
Association, to execute and do or procure to be executed
and done, all such documents, deeds and things as it may
consider necessary in connection with the issue of such
instruments, to determine whether such instruments shall
be listed, and where the Board of Directors determines so,
to execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
necessary in connection with the listing of such instruments, where the Board of Directors has already taken actions and
steps with respect to the issue of such instruments, such
actions and steps, and in the event the Company had
issued such instrument and would expect to fail to pay the
principal or coupon interests of such instrument on
schedule, or fail to pay the principal and coupon interests on the due date during the subsistence of such instrument, to
determine not to distribute dividends to the shareholders of the Company, in accordance with relevant protection
measures for repayment of debts as required under the
relevant laws and regulations; [Authority expires until the
conclusion of the next AGM of the Company]; and in order

	to facilitate the issuance of debt financing instruments in
	accordance with this resolution in a timely manner, to
	further authorize the Chief Financial Officer of the Company
	to exercise all such power granted to the Board of Directors
	to execute and do all such documents, deeds and things as
	he may consider necessary in connection with the issue and
	listing (where applicable) of such debt financing
	instruments, by reference to the specific needs of the
	Company and other market conditions, contingent on the
	passing of this Resolution and within the relevant period of
	this mandate
10	Elect Mr. Wang Daocheng as an Independent Supervisor of the Company		For	6796000	0	0	0
CATHAY PAC AWYS LTD
Cusip/Sedol:	6179755			Meeting Type:		Annual General Meeting
Ticker:	293 HK			Meeting Date:		13-May-2009
ISIN	HK0293001514			Vote Deadline Date:		08-May-2009
Agenda	701880076	Management		Total Ballot Shares:		1725000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Re-elect Mr. Chen Nan Lok Philip as a Director		For	1725000	0	0	0
3	Re-elect Mr. Fan Hung Ling Henry as a Director		For	1725000	0	0	0
4	Re-elect Mr. Lee Tin Chang Peter as a Director		For	1725000	0	0	0
5	Re-elect Mr. Vernon Francis Moore as a Director		For	1725000	0	0	0
6	Re-elect Mr. Christopher Dale Pratt as a Director		For	1725000	0	0	0
7	Re-elect Mr. So Chak Kwong Jack as a Director		For	1725000	0	0	0
8	Re-elect Mr. Tung Chee Chen Jack as a Director		For	1725000	0	0	0
9	Re-elect Mr. Antony Nigel Tyler as a Director		For	1725000	0	0	0
10	Elect Mr. Kong Dong as a Director		For	1725000	0	0	0
11	Elect Mr. James Edward Hughes-Hallet as a Director		For	1725000	0	0	0
12	Elect Mr. Shiu Lan Sai Cheung as a Director		For	1725000	0	0	0
13	Re-appoint KPMG as the Auditors and authorize the Directors to fix their remuneration		For	1725000	0	0	0
14	Authorize the Directors to make on-market share repurchase [within the meaning of the code on share repurchases], the aggregate nominal amount of the Company's shares which may be repurchased pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the shares in issue at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]		For	1725000	0	0	0
15
Authorize the Directors of the Company to allot, issue and
deal with additional shares and to make or grant offers,
agreements and options which will or might require the
exercise of such powers during or after the end of the
relevant period, the aggregate nominal amount of shares
allotted or agreed conditionally or unconditionally to be
allotted [whether pursuant to an option or otherwise] by the
Directors, otherwise than pursuant to: i) a rights issue; or ii)
any scrip dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a dividend on shares, shall not exceed the aggregate of 20% of the
aggregate nominal amount of the shares in issue at the date
of passing this resolution provided that the aggregate
nominal amount of shares so allotted [or so agreed
conditionally or unconditionally to be allotted] pursuant to this resolution wholly for cash shall not exceed 5% of the
aggregate nominal amount of the shares in issue at the date
of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by Law to be held]
			For	1725000	0	0	0
CNPC HONG KONG LTD
Cusip/Sedol:	6340078			Meeting Type:		Annual General Meeting
Ticker:	135 HK			Meeting Date:		14-May-2009
ISIN	BMG2237F1005			Vote Deadline Date:		06-May-2009
Agenda	701938562	Management		Total Ballot Shares:		7772000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the financial statements and the reports of the Directors and of the Auditors for the YE 31 DEC 2008		For	6210000	0	0	0
3	Declare a final dividend of HKD 0.15 per share		For	6210000	0	0	0
4	Re-elect Mr. Li Hualin as a Director		For	6210000	0	0	0
5	Authorize the Directors to fix the remuneration of the Directors		For	6210000	0	0	0
6	Appoint PricewaterhouseCoopers as the Auditors for the ensuing year in place of the retiring Auditors PricewaterhouseCoopers and authorize the Directors to fix their remuneration		For	6210000	0	0	0
7	Authorize the Directors of the Company to purchase shares of HKD 0.01 each in the capital of the Company be and is hereby generally and unconditionally approved; the total nominal amount of the shares to be purchased shall not exceed 10% of the total nominal amount of the share capital of the Company in issue on the date of this resolution, and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company is required by the Bye-laws of the Company or any applicable Law of Bermuda to be held]		For	6210000	0	0	0
8	Authorize the Directors of the Company an unconditional general mandate to allot, issue and deal with additional shares in the capital of the Company, and to make or grant offers, agreements and options in respect thereof, subject to the following conditions: such mandate shall not extend beyond the relevant period save that the Directors may during the relevant period [as defined in this resolution] make or grant offers, agreements and options which might require the exercise of such powers after the end of the relevant period; approve the aggregate nominal amount of		For	0	6210000	0	0

share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors otherwise than pursuant to a
rights issue [as defined in this resolution] or the Company's
Executive Share Option Scheme [the Share Option
Scheme], shall not exceed 20% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution; such mandate shall be
additional to the authority to be given to the directors to
grant options under the Share Option Scheme and, at any
time, to allot and issue additional shares in the capital of the
Company arising from the exercise of subscription rights
under such options; [Authority expires earlier at the
conclusion of the next AGM of the Company is required by
the Bye-laws of the Company or any applicable Law of
Bermuda to be held]

9
Authorize the Directors Company, to issue, allot and
dispose of shares pursuant to resolution 6 above and
extended by the addition to the total nominal amount of
share capital and any shares which may be issued, allotted
or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general
mandate an amount representing the total nominal amount
of shares in the capital of the Company which has been
purchased by the Company since the granting of such
general mandate pursuant to Resolution 5 above, provided
that such amount shall not exceed 10% of the total nominal
amount of the share capital of the Company in issue on the
date of this resolution
			For	6210000	0	0	0
MIDLAND HOLDINGS LTD
Cusip/Sedol:	6597700			Meeting Type:		Annual General Meeting
Ticker:	1200 HK			Meeting Date:		15-May-2009
ISIN	BMG4491W1001			Vote Deadline Date:		07-May-2009
Agenda	701889721	Management		Total Ballot Shares:		4822000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	4822000	0	0	0
3	Declare a final dividend		For	4822000	0	0	0
4	Re-elect Ms. Tang Mei Lai, Metty as a Director of the Company		For	4822000	0	0	0
5	Re-elect Mr. Wong Kam Hong as a Director of the Company		For	4822000	0	0	0
6	Re-elect Ms. I.P. Kit Yee, Kitty as a Director of the Company		For	4822000	0	0	0
7	Re-elect Mr. Koo Fook Sun, Louis as a Director of the Company		For	4822000	0	0	0
8	Re-elect Mr. Sun Tak Chiu as a Director of the Company		For	4822000	0	0	0
9	Re-elect Mr. Wang Ching Miao, Wilson as a Director of the Company		For	4822000	0	0	0
10	Authorize the Board of Directors to fix the Directors' remuneration		For	4822000	0	0	0
11	Re-appoint Messrs. PricewaterhouseCoopers as the Auditors and authorize the Board of Directors to fix their remuneration		For	4822000	0	0	0
12	Authorize the Directors of the Company, to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements and options [including warrants, bonds, debentures and other securities which carry rights subscribe for or are convertible into shares of the Company]; during the relevant period, not exceeding the aggregate of 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to i) a rights issue; ii) the exercise of rights of subscription or conversion rights under the terms		For	0	4822000	0	0

of any warrants, bonds, debentures, notes and securities;
iii) the exercise of options or similar arrangement for the
time being adopted for the grant or issue to eligible persons prescribed thereunder of shares or rights to acquire shares
in the Company; iv) any scrip dividend or similar
arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Bye-Laws of the Company, shall not
exceed 20% of the aggregate nominal amount of the issued
share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies of Bermuda or the
Bye-Laws to be held]

13
Authorize the Directors of the Company, to purchase the
shares in the capital of the Company, on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] or
any other stock exchange on which the shares of the
Company may be listed and recognized by the Securities
and Futures Commission of Hong Kong and the Stock
Exchange for this purpose, subject to and in accordance
with all applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock Exchange
or any other stock exchange, not exceeding 10% of the
aggregate nominal amount of the issued share capital of the
Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Companies of Bermuda or the Bye-Laws to
be held]
			For	4822000	0	0	0
14	Approve, subject to the passing of the Resolutions 5 and 6 set out in the notice of this meeting, the aggregate nominal amount of shares which are to be repurchased by the Company pursuant to the authority granted to the Directors of the Company as mentioned in Resolution 6 set out in the notice of this meeting shall be added to the aggregate nominal amount of share capital that may be allotted or agreed to be allotted by the Directors of the Company pursuant to Resolution 5 set out in the notice of this meeting		For	0	0	4822000	0
MIDLAND HOLDINGS LTD
Cusip/Sedol:	6597700			Meeting Type:		Special General Meeting
Ticker:	1200 HK			Meeting Date:		15-May-2009
ISIN	BMG4491W1001			Vote Deadline Date:		07-May-2009
Agenda	701889733	Management		Total Ballot Shares:		4822000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION 01. THANK YOU.		None		Non Voting
2	Approve the service contract dated 06 APR 2009 between Mr. Wong Kin Yip, Freddie and the Company [the "Service Contract"], a copy of the same having been produced at the meeting marked "A" and signed by the Chairman of the meeting for identification purposes, be and unconditionally, confirmed and ratified and authorize the Directors of the Company to do such acts and execute such other documents as they may consider necessary, desirable or expedient to carry out or give effect to the provisions of the Service Contract"		For	4822000	0	0	0
CHINA MOBILE LTD
Security:	6073556			Meeting Type:		Annual General Meeting
Ticker:	941 HK			Meeting Date:		19-May-2009
ISIN	HK0941009539			Vote Deadline Date:		07-May-2009
Agenda	701878401	Management		Total Ballot Shares:		1096000
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the reports of the Directors and the Auditors of the Company and its subsidiaries for the YE 31 DEC 2008		For	1018000	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	1018000	0	0	0
4	Re-elect Mr. Wang Jianzhou as a Director		For	1018000	0	0	0
5	Re-elect Mr. Zhang Chunjiang as a Director		For	1018000	0	0	0
6	Re-elect Mr. Sha Yuejia as a Director		For	1018000	0	0	0
7	Re-elect Mr. Liu Aili as a Director		For	1018000	0	0	0
8	Re-elect Mr. Xu Long as a Director		For	1018000	0	0	0
9	Re-elect Mr. Moses Cheng Mo Chi as a Director		For	1018000	0	0	0
10	Re-elect Mr. Nicholas Jonathan Read as a Director		For	1018000	0	0	0
11	Re-appoint Messrs. KPMG as the Auditors and to authorize the Directors to fix their remuneration		For	1018000	0	0	0
12
Authorize the Directors during the relevant period of all the powers of the Company to purchase shares of HKD 0.10
each in the capital of the Company including any form of
depositary receipt representing the right to receive such
shares [Shares]; and the aggregate nominal amount of
shares which may be purchased on The Stock Exchange of
Hong Kong Limited or any other stock exchange on which
securities of the Company may be listed and which is
recognized for this purpose by the Securities and Futures
Commission of Hong Kong and The Stock Exchange of
Hong Kong Limited shall not exceed or represent more than
			For	1018000	0	0	0

10% of the aggregate nominal amount of the share capital
of the Company in issue at the date of passing this
resolution, and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of period
within which the next AGM of the Company is required by
law to be held]

13
Authorize the Directors to exercise full powers of the
Company to allot, issue and deal with additional shares in
the Company [including the making and granting of offers,
agreements and options which might require shares to be
allotted, whether during the continuance of such mandate or
thereafter] provided that, otherwise than pursuant to (i) a
rights issue where shares are offered to shareholders on a
fixed record date in proportion to their then holdings of
shares; (ii) the exercise of options granted under any share option scheme adopted by the Company; (iii) any scrip
dividend or similar arrangement providing for the allotment
of shares in lieu of the whole or part of a dividend in
accordance with the Articles of Association of the Company,
the aggregate nominal amount of the shares allotted shall
not exceed the aggregate of: (a) 20% of the aggregate
nominal amount of the share capital of the Company in
issue at the date of passing this resolution, plus (b) [if the
Directors are so authorized by a separate ordinary
resolution of the shareholders of the Company] the nominal
amount of the share capital of the Company repurchased by
the Company subsequent to the passing of this resolution
[up to a maximum equivalent to 10% of the aggregate
nominal amount of the share capital of the Company in
issue at the date of passing this Resolution]; [Authority
expires earlier at the conclusion of the next AGM of the
meeting or the expiration of period within which the next
AGM of the Company is required by law to be held]
			For	0	1018000	0	0
14	Authorize the Directors of the Company to exercise the powers of the Company referred to in the resolution as specified in item 6 in the notice of this meeting in respect of the share capital of the Company as specified		For	0	0	1018000	0
SOHO CHINA LTD
Cusip/Sedol:	B27WLD2			Meeting Type:		Annual General Meeting
Ticker:	410 HK			Meeting Date:		19-May-2009
ISIN	KYG826001003			Vote Deadline Date:		14-May-2009
Agenda	701907935	Management		Total Ballot Shares:		9879000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the audited consolidated financial statements of the Company and the reports of the Directors and Auditors for the YE 31 DEC 2008		For	9879000	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	9879000	0	0	0
4	Re-elect Mr. Wang Shaojian Sean as a Director of the Company		For	9879000	0	0	0
5	Re-elect Mr. Su Xin as a Director of the Company		For	9879000	0	0	0
6	Re-elect Mr. Cha Mou Zing Victor as a Director of the Company		For	9879000	0	0	0
7	Re-elect Mr. Yi Xiqun as a Director of the Company		For	9879000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of the Directors		For	9879000	0	0	0
9	Re-appoint KPMG as the Auditors and authorize the Board of Directors to fix their remuneration		For	9879000	0	0	0
10
Authorize the Directors of the Company, subject to this
resolution, during the Relevant Period (as hereinafter
defined) to allot, issue or otherwise deal with additional
shares in the capital of the Company or securities
convertible into shares or options, warrants or similar rights to subscribe for shares or such convertible securities of the
Company and to make or grant offers, agreements and/or
options (including bonds, warrants and debentures
convertible into shares of the Company) which may require
the exercise of such powers; (ii) the approval in paragraph
(i) above shall be in addition to any other, during the
Relevant Period (as hereinafter defined) to make or grant
offers, agreements and/or options which may require the
exercise of such power after the end of the Relevant Period;
(iii) the aggregate nominal amount of share capital allotted
			For	0	9879000	0	0

or agreed conditionally or unconditionally to be allotted
(whether pursuant to options or otherwise) by the Directors
of the Company during the Relevant Period pursuant to
paragraph (i) above, otherwise than pursuant to (1) a Rights
Issue (as hereinafter defined) or (2) the grant or exercise of any option under the option scheme of the Company or any
other option, scheme or similar arrangement for the time
being adopted for the grant or issue to officers and/or
employees of the Company and/or any of its subsidiaries of
shares or rights to acquire shares of the Company; or (3)
any scrip dividend or similar arrangement providing for the
allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of
Association of the Company in force from time to time; or
(4) any issue of shares in the Company upon the exercise
of rights of subscription or conversion under the terms of
any existing convertible notes issued by the Company or
any existing securities of the Company which carry rights to subscribe for or are convertible into shares of the Company, shall not exceed the aggregate of 20% of the aggregate
nominal amount of share capital of the Company in issue as
at the date of passing of this resolution and the said
approval shall be limited accordingly; [Authority expires at the conclusion of the next AGM of the Company; or the
expiration of the period within which the next AGM of the
Company is required by any applicable law or the Articles of
Association of the Company to be held]

11
Authorize the Directors of the Company, subject to this
resolution, during the Relevant Period (as hereinafter
defined) of all the powers of the Company to repurchase
shares of the Company on The Stock Exchange of Hong
Kong Limited [the Stock Exchange] or on any other stock
exchange on which the shares of the Company may be
listed and recognized for this purpose by the Securities and
Futures Commission and the Stock Exchange under the
Code on Share Repurchases and, subject to and in
accordance with all applicable laws and the Rules
Governing the Listing of Securities on The Stock Exchange
of Hong Kong Limited [the Listing Rules]; (ii) the aggregate nominal amount of the shares of the Company, which may
be repurchased pursuant to the approval in paragraph (i)
above shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing of this resolution, and the said approval
shall be limited accordingly; (iii) subject to the passing of each of the paragraphs (i) and (ii) of this resolution, any
			For	9879000	0	0	0

prior approvals of the kind referred to in paragraphs (i) and
(ii) of this resolution which had been granted to the
Directors of the Company; [Authority expires at the
conclusion of the next AGM of the Company; or the
expiration of the period within which the next AGM of the
Company is required by any applicable law or the Articles of
Association of the Company to be held]

12
Approve, conditional upon the Resolutions 9(A) and 9(B) as
specified in the notice convening this meeting being passed, the general mandate granted to the Directors of the
Company to allot, issue and otherwise deal with additional
shares of the Company and to make or grant offers,
agreements and options which might require the exercise of
such powers pursuant to the ordinary Resolution 9(A) set
out in the notice convening this meeting be and is hereby
extended by the addition to the aggregate nominal amount
of the share capital of the Company which may be allotted
by the Directors of the Company pursuant to such general
mandate an amount representing the aggregate nominal
amount of the share capital of the Company repurchased by
the Company under the authority granted pursuant to
ordinary Resolution 9(B) set out in the notice convening this meeting, provided that such amount shall not exceed 10%
of the aggregate nominal amount of the share capital of the
Company in issue at the date of passing of the said
resolutions
			For	0	0	9879000	0
13
Approve that the Company may send or supply Corporate
Communication(s) (as hereinafter defined) to its
shareholders in relation to whom the following conditions
are met by making such Corporate Communication(s)
available on the Company's own website: (i) each
shareholder has been asked individually by the Company to
agree that the Company may send or supply Corporate
Communication(s) generally, or the Corporate
Communication(s) in question, to him by means of the
Company's own website; and (ii) the Company has not
received a response indicating objection from such
shareholder within the period of 28 days beginning with the
date on which the Company's request was sent, the
shareholders in relation to whom the aforesaid two
conditions are met shall be taken to have agreed that the
Company may send or supply Corporate Communication(s)
to such shareholders by making such Corporate
Communication(s) available on the Company's own website
			For	9879000	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
BOC HONG KONG HLDGS LTD
Cusip/Sedol:	6536112			Meeting Type:		Annual General Meeting
Ticker:	2388 HK			Meeting Date:		21-May-2009
ISIN	HK2388011192			Vote Deadline Date:		18-May-2009
Agenda	701902151	Management		Total Ballot Shares:		2698500
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the audited statement of accounts and the reports of the Directors and the Auditors of the Company for the YE 31 DEC 2008		For	2577000	0	0	0
3	Re-elect Mr. XIAO Gang as a Director of the Company		For	2577000	0	0	0
4	Re-elect Mr. LI Zaohang as a Director of the Company		For	2577000	0	0	0
5	Re-elect Mr. ZHOU Zaiqun as a Director of the Company		For	2577000	0	0	0
6	Re-elect Mr. KOH Beng Seng as a Director of the Company		For	2577000	0	0	0
7	Re-elect Mr. TUNG Savio Wai-Hok as a Director of the Company		For	2577000	0	0	0
8	Re-appoint PricewaterhouseCoopers as the Auditors of the Company and authorize the Board of Directors or a duly authorized Committee of the Board to determine their remuneration		For	2577000	0	0	0
9	Authorize the Board of Directors to allot, issue and deal with additional shares of the Company, not exceeding 20% or, in the case of issue of shares solely for cash and unrelated to any asset acquisition, not exceeding 5% of the of the issued share capital of the Company as at the date of passing this Resolution		For	2577000	0	0	0
10	Authorize the Board of Directors to repurchase shares in the Company, not exceeding 10% of the issued share capital of the Company as at the date of passing this Resolution		For	2577000	0	0	0
11	Approve, conditional on the passing of Resolutions 4 and 5, to extend the general mandate granted by Resolution 4 by adding thereto the shares repurchased pursuant to the general mandate granted by Resolution 5		For	2577000	0	0	0
KINGBOARD CHEMICAL HOLDINGS LTD
Cusip/Sedol:	6491318			Meeting Type:		Annual General Meeting
Ticker:	148 HK			Meeting Date:		21-May-2009
ISIN	KYG525621408			Vote Deadline Date:		18-May-2009
Agenda	701912897	Management		Total Ballot Shares:		1046000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the audited financial statements and the Directors' report and the Independent Auditor's report thereon for the YE 31 DEC 2008		For	793000	0	0	0
3	Declare a final dividend		For	793000	0	0	0
4	Re-elect Mr. Chan Wing Kwan as an Executive Director of the Company		For	793000	0	0	0
5	Re-elect Ms. Cheung Wai Lin, Stephanie as an Executive Director of the Company		For	793000	0	0	0
6	Re-elect Mr. Henry Tan as an Independent Non-executive Director of the Company		For	793000	0	0	0
7	Re-elect Mr. Lai Chung Wing, Robert as an Independent Non-executive Director of the Company		For	793000	0	0	0
8	Authorize the Board of Directors of the Company to fix the Directors' remuneration		For	793000	0	0	0
9	Re-appoint the Auditor and authorize the Board of Directors to fix their remuneration		For	793000	0	0	0
10
Authorize the Directors of the Company [Directors] to allot, issue or otherwise deal with additional shares of the
Company [Shares] or securities convertible into Shares, or
options, warrants or similar rights to subscribe for any
Shares, and to make or grant offers, agreements and
options which might require the exercise of such power be
and is hereby generally and unconditionally during and after the end  of the relevant period, not exceeding 20% of the
aggregate nominal of the issued share capital of the
Company otherwise than pursuant to: i) a Rights Issue; ii)
the exercise of rights of subscription or conversion under
the terms of any warrants issued by the Company or any
securities which are convertible into Shares; iii) the exercise of any option scheme or similar arrangement; or iv) any
			For	0	793000	0	0

scrip dividend or similar arrangement providing for the
allotment of Shares in lieu of the whole or part of a dividend on Shares in accordance with the Articles of Association of
the Company ; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is  required by any applicable laws or the Articles
of Association of the Company to be held]

11
Authorize the Directors of the Company ["Directors"] during
the relevant period to repurchase shares of the Company
["Shares"] or securities convertible into Shares on The
Stock Exchange of Hong Kong Limited ["Stock Exchange"]
or on any other stock exchange on which the securities of
the Company may be listed and recognized for this purpose
by the Securities and Futures Commission of Hong Kong
and the Stock Exchange under the Hong Kong Code on
Share Repurchases and, subject to and in accordance with
all applicable laws and regulations, the aggregate nominal
amount of the securities which may be repurchased by the
Company pursuant to paragraph (a) of this Resolution
during the relevant period shall not exceed 10% of the
aggregate nominal amount of the share capital of the
Company in issue at the date of the passing of this
Resolution and the approval granted under paragraph (a) of
this Resolution shall be limited accordingly; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is  required by any applicable
laws or the Articles of Association of the Company to be
held]
			For	793000	0	0	0
12
Approve, conditional upon the passing of Resolutions 5A
and 5B, the general mandate granted to the Directors of the
Company to allot, issue or otherwise deal with shares of the
Company pursuant to Resolution 5A above be extended by
the addition to the aggregate nominal amount of the shares
of the Company of an amount representing the aggregate
nominal amount of the share capital of the Company
repurchased by the Company under the authority granted
pursuant to Resolution 5B above, provided that such
amount shall not exceed 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of the passing of this Resolution
			For	0	0	793000	0
13	Amend the Articles 2, 7, 54(A), 60, 63, 64, 65, 66, 67, 68, 69, 70, 72, 78, 79, 145, 146, 147, 148, 149, 150 and 151 of the Articles of Association of the Company, as specified		For	793000	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
HSBC HOLDINGS PLC, LONDON
Cusip/Sedol:	6158163			Meeting Type:		Annual General Meeting
Ticker:	5 HK			Meeting Date:		22-May-2009
ISIN	GB0005405286			Vote Deadline Date:		14-May-2009
Agenda	701873463	Management		Total Ballot Shares:		722357
Last Vote Date:	07-Apr-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the annual accounts and reports of the Directors and of the Auditor for the YE 31 DEC 2008		For	614691	0	0	0
2	Approve the Director's remuneration report for YE 31 DEC 2008		For	614691	0	0	0
3	Re-elect Mr. S.A. Catz as a Director		For	614691	0	0	0
4	Re-elect Mr. V.H.C Cheng as a Director		For	614691	0	0	0
5	Re-elect Mr. M.K.T Cheung as a Director		For	614691	0	0	0
6	Re-elect Mr. J.D. Coombe as a Director		For	614691	0	0	0
7	Re-elect Mr. J.L. Duran as a Director		For	614691	0	0	0
8	Re-elect Mr. R.A. Fairhead as a Director		For	614691	0	0	0
9	Re-elect Mr. D.J. Flint as a Director		For	614691	0	0	0
10	Re-elect Mr. A.A. Flockhart as a Director		For	614691	0	0	0
11	Re-elect Mr. W.K. L. Fung as a Director		For	614691	0	0	0
12	Re-elect Mr. M.F. Geoghegan as a Director		For	614691	0	0	0
13	Re-elect Mr. S.K. Green as a Director		For	614691	0	0	0
14	Re-elect Mr. S.T. Gulliver as a Director		For	614691	0	0	0
15	Re-elect Mr. J.W.J. Hughes-Hallett as a Director		For	614691	0	0	0
16	Re-elect Mr. W.S.H. Laidlaw as a Director		For	614691	0	0	0
17	Re-elect Mr. J.R. Lomax as a Director		For	614691	0	0	0
18	Re-elect Sir Mark Moody-Stuart as a Director		For	614691	0	0	0
19	Re-elect Mr. G. Morgan as a Director		For	614691	0	0	0
20	Re-elect Mr. N.R.N. Murthy as a Director		For	614691	0	0	0
21	Re-elect Mr. S.M. Robertson as a Director		For	614691	0	0	0
22	Re-elect Mr. J.L. Thornton as a Director		For	614691	0	0	0
23	Re-elect Sir Brian Williamson as a Director		For	614691	0	0	0
24	Reappoint the Auditor at remuneration to be determined by the Group Audit Committee		For	614691	0	0	0
25	Authorize the Directors to allot shares		For	614691	0	0	0
26	Approve to display pre-emption rights		For	614691	0	0	0
27	Authorize the Company to purchase its own ordinary shares		For	614691	0	0	0
28	Adopt new Articles of Association with effect from 01 OCT 2009		For	614691	0	0	0
29	Approve general meetings being called on 14 clear days' notice		For	614691	0	0	0
CHINA SHIPPING DEV LTD
Cusip/Sedol:	6782045			Meeting Type:		Annual General Meeting
Ticker:	1138 HK			Meeting Date:		25-May-2009
ISIN	CNE1000002S8			Vote Deadline Date:		15-May-2009
Agenda	701893833	Management		Total Ballot Shares:		4560000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 audited financial statements of the Company		For	3852000	0	0	0
2	Approve the 2008 report of the Board of Directors of the Company		For	3852000	0	0	0
3	Approve the 2008 report of the Supervisory Committee of the Company		For	3852000	0	0	0
4	Approve the recommended 2008 final dividend of RMB 0.30 [before Tax] per share		For	3852000	0	0	0
5
Approve the remuneration of the Directors, the Supervisors
and the Senior Management of the Company for 2009: the
total remuneration of the Company's Directors [the
Director(s)], the Supervisors [the Supervisor(s)] and Senior
Management [the Senior Management] amounted to RMB
4,827,000 [before Tax] for the year 2008, on the premises
of achieving the targets for operation management, safety
and economic efficiencies, it is proposed that the same
remuneration standards of the Directors, Supervisors and
Senior Management in 2008 be adopted for that of 2009, it
is proposed that the allowances for the 4 Independent
Directors and 1 Independent Supervisor to adopt the same
standards as those in 2008, that is RMB 80,000 per year
[before Tax] respectively
			For	3852000	0	0	0
6	Re-appoint Vocation International Certified Public Accountant Company Ltd. and UHY Vocation HK CPA Limited as the domestic and international Auditors of the Company for 2009, respectively, and authorize the Board of Directors of the Company to determine their remuneration		For	3852000	0	0	0
7	Re-elect Mr. Li Shaode as an Executive Director of the Company		For	3852000	0	0	0
8	Re-elect Mr. Ma Zehua as an Executive Director of the Company		For	3852000	0	0	0
9	Re-elect Mr. Lin Jianqing as an Executive Director of the Company		For	3852000	0	0	0
10	Re-elect Mr. Wang Daxiong as an Executive Director of the Company		For	3852000	0	0	0
11	Re-elect Mr. Zhang Guofa as an Executive Director of the Company		For	3852000	0	0	0
12	Elect Mr. Mao Shijia as an Executive Director of the Company		For	3852000	0	0	0
13	Elect Mr. Qiu Guoxuan as an Executive Director of the Company		For	3852000	0	0	0
14	Elect Mr. Zhu Yongguang as an Independent Non-executive Director of the Company		For	3852000	0	0	0
15	Elect Mr. Gu Gongyun as an Independent Non-executive Director of the Company		For	3852000	0	0	0
16	Elect Mr. Zhang Jun as an Independent Non-executive Director of the Company		For	3852000	0	0	0
17	Elect Mr. Lu Wenbin as an Independent Non-executive Director of the Company		For	3852000	0	0	0
18	Re-elect Mr. Kou Laiqi as a Supervisor of the Company		For	3852000	0	0	0
19	Re-elect Mr. Xu Hui as a Supervisor of the Company		For	3852000	0	0	0
20	Re-elect Mr. Yan Zhichong as a Supervisor of the Company		For	3852000	0	0	0
21	Re-elect Mr. Yu Shicheng as a Supervisor of the Company		For	3852000	0	0	0
22
Approve to add 1 more clause at the end of Article 179 such
that Article 179 read as follows: Clause 1: unless
specifically resolved at a general meeting, dividends of the
Company shall be distributed once a year, upon
authorization by a general meeting, the Board of Directors
and may distribute and pay interim dividend, provided that
the amount of the interim dividend shall not be more than
50% of the interim profit of the Company unless otherwise
required by the Directors and relevant administrative Laws
and regulations; Clause 2: the Profit Distribution Policy of the Company shall maintain its continuity and stability
			For	3852000	0	0	0
23
Approve that Clause 3 of Article 12 shall be changed from:
the business scope of the Company covers vessel trading,
container manufacturing and repair, purchase and sale of
vessel accessories and consultation on and transfer of ship
technology to the business scope of the Company covers
vessel trading, container manufacturing and repair,
purchase and sale of vessel accessories, consultation on
and transfer of ship technology, maritime affairs
management, engineering management, maintenance and
repair services for bulk cargo vessels and oil vessels in
domestic coastal regions and international vessel
management
			For	3852000	0	0	0
24	Authorize the Senior Management of the Company, subject to the passing of Resolution 9B, to make such further relevant amendments as necessary to the business scope in the business license of the Company pursuant to the proposed Resolution 9B in accordance with the requirements of the State Administration for Industry and Commerce and other relevant Governmental Authorities		For	3852000	0	0	0
SHENZHEN EXPRESSWAY CO LTD
Cusip/Sedol:	6848743			Meeting Type:		Annual General Meeting
Ticker:	548 HK			Meeting Date:		26-May-2009
ISIN	CNE100000478			Vote Deadline Date:		18-May-2009
Agenda	701893554	Management		Total Ballot Shares:		6654000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and approve the report of the Directors for the year 2008		For	5204000	0	0	0
3	Receive and approve the report of the Supervisory Committee for the year 2008		For	5204000	0	0	0
4	Approve the audited accounts for the year 2008		For	5204000	0	0	0
5	Approve the distribution scheme of profits for the year 2008 [including declaration of final dividend]		For	5204000	0	0	0
6	Approve the budget report for the year 2009		For	5204000	0	0	0
7	Re-appoint Messrs. PricewaterhouseCoopers [Certified Public Accountants, Hong Kong] as the International Auditors and PricewaterhouseCoopers Zhong Tian CPAs Company Ltd. as the Statutory Auditors of the Company for 2009 at the annual audit fees of RMB 3,350,000 in total		For	5204000	0	0	0
8	Approve the formulation of the Management measures for the special fees of 3 meetings		For	5204000	0	0	0
9	Amend the Articles of Association and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	5204000	0	0	0
10	Amend the rules of procedures for the shareholders' general meetings and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	5204000	0	0	0
11	Amend the rules of procedures of the Board of Directors and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	5204000	0	0	0
12	Amend the rules of procedures for the Supervisory Committee and authorize the any one of Directors of the Company to file with and/or obtain approvals from the relevant PRC Government authorities and to complete relevant procedures		For	5204000	0	0	0
CNOOC LTD
Cusip/Sedol:	B00G0S5			Meeting Type:		Annual General Meeting
Ticker:	883 HK			Meeting Date:		27-May-2009
ISIN	HK0883013259			Vote Deadline Date:		22-May-2009
Agenda	701902163	Management		Total Ballot Shares:		9336000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.		None		Non Voting
2	Receive and approve the audited statement of accounts together with the report of the Directors and Independent Auditors report thereon for the YE 31 DEC 2008		For	7602000	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	7602000	0	0	0
4	Re-elect Mr. Wu Guangqi as an Executive Director		For	7602000	0	0	0
5	Re-elect Mr. Cao Xinghe as a Non-executive Director		For	7602000	0	0	0
6	Re-elect Mr. Wu Zhenfang as a Non-executive Director		For	7602000	0	0	0
7	Re-elect Dr. Edgar W.K. Cheng as an Independent Non- Executive Director		For	7602000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of each of the Directors		For	7602000	0	0	0
9	Re-appoint the Company's Independent Auditors and authorize the Board of Directors to fix their remuneration		For	7602000	0	0	0
10
Authorize the Directors, subject to this resolution, during the
Relevant Period [as hereinafter specified], to repurchase
shares in the capital of the Company on The Stock
Exchange of Hong Kong Limited [the Stock Exchange] or on
any other exchange on which the shares of the Company
may be listed and recognized by the Securities and Futures
Commission of Hong Kong and The Stock Exchange for this
purpose [Recognized Stock Exchange], subject to and in
accordance with all applicable Laws, Rules and regulations
and the requirements of the Rules Governing the Listing of
Securities on the Stock Exchange of Hong Kong Limited
[the Listing Rules], or of any other Recognized Stock
Exchange and the articles of association [the Articles] of the
Company; the aggregate nominal amount of shares of the
Company which the Company is authorized to repurchase
pursuant to the approval in this resolution shall not exceed
			For	7602000	0	0	0

10% of the aggregate nominal amount of the share capital
of the Company in issue as at the date of the passing of this resolution; and [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next annual general meeting of the Company is required by any applicable laws
or the Articles of the Company to be held]

11
Authorize the Directors, subject to the following provisions of this resolution, during the Relevant Period [as hereinafter specified], to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers,
agreements and options [including bonds, notes, warrants,
debentures and securities convertible into shares of the
Company] which would or might require the exercise of
such powers be and is hereby generally and unconditionally
approved; to make or grant offers, agreements and options
[including bonds, notes, warrants, debentures and securities convertible into shares of the Company] which would or
might require the exercise of such powers after the end of
the Relevant Period; the aggregate nominal amount of
share capital of the Company allotted or agreed
conditionally or unconditionally to be allotted, issued or dealt with [whether pursuant to an option or otherwise] by the
Directors pursuant to the approval in this resolution,
otherwise than pursuant to: i) a Rights Issue [as hereinafter specified]; ii) an issue of shares pursuant to any specific
authority granted by shareholders of the Company in
general meeting, including upon the exercise of rights of
subscription or conversion under the terms of any warrants
issued by the Company or any bonds, notes, debentures or
securities convertible into shares of the Company; iii) an
issue of shares pursuant to the exercise of any option
granted under any share option scheme or similar
arrangement for the time being adopted by the Company
and/or any of its subsidiaries; iv) any scrip dividend or
similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Articles of the Company;
			For	0	7602000	0	0
	or v) any adjustment, after the date of grant or issue of any
	options, rights to subscribe or other securities referred to
	above, in the price at which shares in the Company shall be
	subscribed, and/or in the number of shares in the Company
	which shall be subscribed, on exercise of relevant rights
	under such options, warrants or other securities, such
	adjustment being made in accordance with, or as
	contemplated by, the terms of such options, rights to

subscribe or other securities, shall not exceed 20% of the
aggregate nominal amount of the share capital of the
Company in issue as at the date of the passing of this
resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next annual general meeting of the
Company is required by any applicable laws or the Articles
of the Company to be held]

12
Authorize the Directors, subject to the passing of the
Resolutions Numbered B.1 and B.2, to allot, issue and deal
with additional shares of the Company pursuant to
Resolution Numbered B.2 be and hereby extended by the
addition to it of an amount representing the aggregate
nominal amount of the shares in the capital of the Company
which are repurchased by the Company pursuant to and
since the granting to the Company of the general mandate
to repurchase shares in accordance with resolution
numbered B1 set out in this notice, provided that such
extended amount shall not exceed 10% of the aggregate
nominal amount of the share capital of the Company in
issue as at the date of the passing of this resolution
			For	0	0	7602000	0
13	Amend Article 85 of the Articles of Association of the Company as specified		For	7602000	0	0	0
14
PLEASE NOTE THAT THIS IS A REVISION DUE TO
CHANGE IN THE TEXT OF THE COMMENT. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
DAH SING FINANCIAL HOLDINGS LIMITED
Cusip/Sedol:	6249799			Meeting Type:		Annual General Meeting
Ticker:	440 HK			Meeting Date:		01-Jun-2009
ISIN	HK0440001847			Vote Deadline Date:		26-May-2009
Agenda	701935073	Management		Total Ballot Shares:		244650
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE		None		Non Voting
2	Receive and approve the audited financial statements together with the report of the Directors and the Auditors for the YE 31 DEC 2008		For	244650	0	0	0
3	Re-elect Mr. Roderick Stuart Anderson as a Director		For	244650	0	0	0
4	Re-elect Mr. John Wai-Wai Chow as a Director		For	244650	0	0	0
5	Re-elect Mr. Yiu-Ming Ng as a Director		For	244650	0	0	0
6	Re-elect Mr. Peter Gibbs Birch as a Director		For	244650	0	0	0
7	Re-elect Mr. Robert Tsai-To Sze as a Director		For	244650	0	0	0
8	Approve to fix the fees payable to the Directors		For	244650	0	0	0
9	Appoint PricewaterhouseCoopers as the Auditors and authorize the Directors to fix their remuneration		For	244650	0	0	0
10
Authorize the Directors of the Company, pursuant to
Section 57B of the Companies Ordinance, to allot, issue
and deal with additional shares in the capital of the
Company and make or grant offers, agreements and
options during and after the relevant period, not exceeding
the aggregate of 20% of the aggregate nominal amount of
the share capital of the Company in issue as at date of the
passing of the resolution otherwise than pursuant to : i) a
rights issue [as specified]; or ii) the exercise of options
under any share option scheme or similar arrangement
adopted by the Company for the grant or issue to the
Employees and Directors of the Company and/or any of its
subsidiaries and/or other eligible participants specified
thereunder of options to subscribe for or rights to acquire
shares of the Company; or iii) an issue of shares upon the
exercise of the subscription rights attaching to any warrants which may be issued by the Company; or iv) an issue of
shares of the Company as scrip dividend or similar
			For	0	244650	0	0

arrangement in accordance with the memorandum and
Articles of Association of the Company; or v) pursuant to
any existing specific authority; [Authority expires the earlier of the conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Companies Ordinance to be
held]

11
Authorize the Directors of the Company to repurchase
shares in the capital of the Company [Shares] during the
relevant period, on The Stock Exchange of Hong Kong
Limited [Stock Exchange] or any other stock exchange on
which the securities of the Company may be listed and
recognized by the Securities and Futures Commission and
the Stock Exchange for this purposes, subject to and in
accordance with all applicable laws and requirements of the
Rules Governing the Listing of Securities on the Stock
Exchange or any other applicable stock exchange as
amended from time to time, not exceeding 10% of the
shares of the Company in issue as at date of passing this
resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the Companies Ordinance to be held]
			For	244650	0	0	0
12
Approve, conditional upon the Resolutions 5 and 6 as
specified, the general mandate granted to the Directors of
the Company to allot, issue and deal with additional shares
in the capital of the Company pursuant to Resolution
number 5, as specified and is extended by the addition to
the aggregate nominal amount of share capital of the
Company repurchased by the Company under the authority
granted pursuant to Resolution number 6 as specified,
provided that such amount of shares so repurchased shall
not exceed 10% of the aggregate nominal value of the
issued share capital of the Company as at the date of the
this resolution
			For	244650	0	0	0
DENWAY MTRS LTD
Cusip/Sedol:	6263766			Meeting Type:		Annual General Meeting
Ticker:	203 HK			Meeting Date:		02-Jun-2009
ISIN	HK0203009524			Vote Deadline Date:		28-May-2009
Agenda	701924450	Management		Total Ballot Shares:		11178000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and consider the audited financial statements and the report of the Directors and the Independent Auditor's report for the YE 31 DEC 2008		For	9314000	0	0	0
3	Declare a final dividend		For	9314000	0	0	0
4	Re-elect Mr. Zeng Qinghong as a Director		For	9314000	0	0	0
5	Re-elect Mr. Yang Dadong as a Director		For	9314000	0	0	0
6	Re-elect Mr. Yao Yiming as a Director		For	9314000	0	0	0
7	Re-elect Mr. Cheung Doi Shu as a Director		For	9314000	0	0	0
8	Authorize the Board of Directors to fix the remuneration of the Directors		For	9314000	0	0	0
9	Re-appoint the Auditors and authorize the Board of Directors to fix the remuneration of the Auditors		For	9314000	0	0	0
10
Authorize the Directors of the Company, subject to
repurchase shares in the capital of the Company on The
Stock Exchange of Hong Kong Limited [the "Stock
Exchange"] or on any other stock exchange on which the
shares of the Company may be listed and recognized by the
Securities and Futures Commission and the Stock
Exchange for this purpose, subject to and in accordance
with all applicable laws and the requirements of the Rules
Governing the Listing of Securities on the Stock Exchange
or of any other stock exchange as amended from time to
time; approve the aggregate nominal amount of shares of
the Company to be repurchased by the Company shall not
			For	9314000	0	0	0

exceed 10% of the aggregate nominal amount of the issued
share capital of the Company at the date of the passing of
this resolution and the said approval shall be limited
accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by law to be held]

11
Authorize the Directors of the Company, subject to allot,
issue and deal with additional shares in the capital of the
Company and to make and grant offers, agreements and
options [including warrants, bonds, debentures, notes and
other securities which carry rights to subscribe for or are
convertible into shares of the Company] which would or
might require shares to be allotted and after the end of the relevant period; approve the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors of the Company, otherwise
than pursuant to (a) a Rights Issue [as hereinafter defined];
or (b) an issue of shares upon the exercise of subscription
rights under any option scheme or similar arrangement for
the time being adopted for the grant or issue to the grantees as specified in such scheme or similar arrangement of
shares or rights to acquire shares of the Company; or (c)
any issue of shares pursuant to the exercise of rights of
subscription or conversion under the terms of any existing
warrants, bonds, debentures, notes and other securities of
the Company which carry rights to subscribe for or are
convertible into shares of the Company; or (d) an issue of
shares pursuant to any scrip dividend or similar
arrangement providing for the allotment of shares in lieu of the whole or part of the dividend on shares of the Company
in accordance with the Articles of Association of the
Company, shall not exceed 20% of the aggregate nominal
amount of the issued share capital of the Company at the
date of the passing of this resolution and the said approval shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the
			For	0	9314000	0	0
	expiration of the period within which the next AGM of the
	Company is required by law to be held]
12
Approve that the conditional upon the passing of the
ordinary resolutions in items 5 and 6 as specified, the
general mandate granted to the Directors of the Company
to exercise the powers of the Company to allot, issue and
deal with any additional shares of the Company pursuant to
ordinary resolution in item 6 as specified be and is hereby
extended by the addition thereto of an amount representing
the aggregate nominal amount of the share capital of the
Company repurchased by the Company under the authority
granted pursuant to ordinary resolution in item 5 as
specified, provided that such extended amount shall not
exceed 10% of the aggregate nominal amount of the issued
share capital of the Company at the date of the passing of
this resolution
			For	9314000	0	0	0
13
PLEASE NOTE THAT THIS IS A REVISION DUE TO
RECEIPT OF CONSERVATIVE RECORD DATE. IF YOU
HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
NOT RETURN THIS PROXY FORM UNLESS YOU
DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
THANK YOU.
			None		Non Voting
BEIJING ENTERPRISES HLDGS LTD
Cusip/Sedol:	6081690			Meeting Type:		Annual General Meeting
Ticker:	392 HK			Meeting Date:		03-Jun-2009
ISIN	HK0392044647			Vote Deadline Date:		29-May-2009
Agenda	701926442	Management		Total Ballot Shares:		1080000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE OF "ABSTAIN" WILL BE TREATED THE SAME AS A "TAKE NO ACTION" VOTE.		None		Non Voting
2	Receive and approve the audited consolidated financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	1080000	0	0	0
3	Declare a final dividend and a final special dividend		For	1080000	0	0	0
4	Re-elect Mr. Yi Xiqun as a Director		For	1080000	0	0	0
5	Re-elect Mr. Zhang Honghai as a Director		For	1080000	0	0	0
6	Re-elect Mr. Li Fucheng as a Director		For	1080000	0	0	0
7	Re-elect Mr. Liu Kai as a Director		For	1080000	0	0	0
8	Re-elect Mr. Guo Pujin as a Director		For	1080000	0	0	0
9	Re-elect Mr. Fu Tingmei as a Director		For	1080000	0	0	0
10	Authorize the Board of Directors to fix the Directors' remuneration		For	1080000	0	0	0
11	Re-appoint Messrs. Ernst & Young as the Auditors and authorize the Board of Directors to fix their remuneration		For	1080000	0	0	0
12	Authorize the Directors, subject to and in accordance with all applicable Laws, to purchase its shares, during the relevant period, not exceeding 10% of the total nominal amount of the share capital of the Company in issue on the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the current Articles of Association of the Company or any applicable Laws to be held]		For	1080000	0	0	0
13
Authorize the Directors of the Company to issue, allot and
deal with additional shares in the capital of the Company
and make or grant offers, agreements and options which
would or might require shares to be allotted, issued or dealt with during or after the end of relevant period, not
exceeding the aggregate of 20% of the total nominal
amount of the share capital of the Company in issue on the
date of passing of this resolution, otherwise than pursuant
to i) a rights issue where shares are offered to shareholders on a fixed record date in proportion to their then holdings of shares [subject to such exclusions or other arrangements
as the Directors may deem necessary or expedient in
relation to fractional entitlements or having regard to any
restrictions or obligations under the Laws of, or the
requirements of any recognized regulatory body or any
stock exchange in any territory applicable to the Company];
or ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to officers and/or
employees of the Company and/or any of its subsidiaries of
shares or rights to acquire shares of the Company; or iii)
any scrip dividend scheme or similar arrangement providing
for the allotment of shares in lieu of the whole or part of a dividend or shares of the Company in accordance with the
Current Articles of Association of the Company; or iv) the
exercise of rights of subscription or conversion under the
terms of any warrants issued by the Company or any
securities which are convertible into shares of the
Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the
period within which the next AGM of the Company is
required by the current Articles of Association of the
Company or any applicable Laws to be held]
			For	0	1080000	0	0
14	Approve the general mandate granted to the Directors of the Company pursuant to Resolution 6 above and for the time being in force to exercise the powers of the Company to allot shares and to make or grant offers, agreements and options which might require the exercise of such powers be extended by the total nominal amount of shares in the capital of the Company repurchased by the Company pursuant to Resolution 5, provided that such amount does not exceed 10% of the total nominal amount of the issued share capital of the Company at the date of passing this Resolution		For	1080000	0	0	0
BYD CO LTD
Cusip/Sedol:	6536651			Meeting Type:		Annual General Meeting
Ticker:	1211 HK			Meeting Date:		05-Jun-2009
ISIN	CNE100000296			Vote Deadline Date:		28-May-2009
Agenda	701912708	Management		Total Ballot Shares:		2417600
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the working report of the Board of Directors of the Company for the YE 31 DEC 2008		For	2417600	0	0	0
3	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	2417600	0	0	0
4	Approve the audited financial statements of the Company as at and for the YE 31 DEC 2008		For	2417600	0	0	0
5	Approve the proposal for appropriation of profit of the Company for the YE 31 DEC 2008		For	2417600	0	0	0
6	Re-appoint Ernst & Young as the Company's International Auditors for the FY of 2009, to hold office until the conclusion of the next AGM of the Company, and authorize the Board of Directors of the Company to determine its remuneration		For	2417600	0	0	0
7	Approve the remuneration of the Directors of the Company as determined and fixed by the Board of Directors of the Company		For	2417600	0	0	0
8	Approve the remuneration of the Supervisors of the Company as determined and fixed by the Supervisory Committee of the Company		For	2417600	0	0	0
9	Approve proposals [if any] put forward in accordance with the Articles of Association of the Company by any shareholder(s) holding 5% or more of the shares carrying the right to vote at the AGM		For	2417600	0	0	0
10	Authorize the Board of Directors of the Company [the 'Board'], a general mandate to allot, issue and deal with additional shares in the capital of the Company, whether domestic shares or H shares, up to an aggregate nominal amount not exceeding 20% of the total nominal amount of shares of the same class of the Company in issue, subject to all governmental and/or regulatory approval(s), if any,		For	0	2417600	0	0

under the applicable Law [including but without limitation to the Company Law of the PRC and the rules governing the
Listing of Securities on the Stock Exchange of Hong Kong
Limited]; and to approve, execute and do or procure to be
executed and done, all such documents, deeds and things
as it may consider necessary in connection with the
allotment and issue of any new shares pursuant to the
exercise of the general mandate referred in this resolution;
[Authority expires the earlier of the conclusion of the next
AGM of the Company or expiration of a 12-month period
following the passing of this resolution]

11	Amend the Articles of Association of the Company, as specified		For	2417600	0	0	0
12
Authorize the Directors to allot, issue and deal with
additional shares in the capital of the Company, and make
or grant offers, agreements and options during and after the relevant period, not exceeding the aggregate of 20% of the
aggregate nominal amount of the issued share capital at the
date of passing this resolution and the nominal amount of
share capital repurchased after passing of this resolution,
otherwise than pursuant to i) a rights issue or; ii) the
exercise of rights of subscription or conversion under the
terms of any existing warrants, bonds, debentures, notes or
other securities issued by BYD Electronic which carry rights to subscribe for or are convertible into shares of BYD
Electronic or iii) an issue of shares under any option
scheme or similar arrangement for the time being adopted
for the grant or issue to the employees of BYD Electronic
and/or any of its subsidiaries or any other eligible person(s)
of shares or right to acquire shares of BYD Electronic, or iv)
an issue of shares as scrip dividend pursuant to the Articles of the Association; [Authority expires the earlier of the
conclusion of the next AGM of BYD Electronic or the
expiration of the period within which the next AGM of BYD
Electronic is required by the Articles of Association of BYD
Electronic or to be held by law]
			For	2417600	0	0	0
GLORIOUS SUN ENTERPRISES LTD
Cusip/Sedol:	6361756			Meeting Type:		Annual General Meeting
Ticker:	393 HK			Meeting Date:		05-Jun-2009
ISIN	BMG3939X1002			Vote Deadline Date:		01-Jun-2009
Agenda	701930972	Management		Total Ballot Shares:		698000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive and adopt the financial statements and the reports of the Directors and the Auditors for the YE 3 DEC 2008		For	698000	0	0	0
3	Declare the final dividend for the YE 31 DEC 2008		For	698000	0	0	0
4	Elect Mr. Yeung Chun Kam as a Director		For	698000	0	0	0
5	Elect Mr. Yeung Chun Ho as a Director		For	698000	0	0	0
6	Elect Mr. Hui Chung Shing, Herman as a Director		For	698000	0	0	0
7	Elect Mr. Chan Wing Kan, Archie as a Director		For	698000	0	0	0
8	Elect Mr. Lau Hon Chuen, Ambrose as a Director		For	698000	0	0	0
9	Elect Mr. Chung Shui Ming, Timpson as a Director		For	698000	0	0	0
10	Elect Mr. Chung Lee G. as a Director		For	698000	0	0	0
11	Authorize the Board of Directors to fix their remuneration		For	698000	0	0	0
12	Appoint the Auditors and authorize the Board of Directors to fix their remuneration		For	698000	0	0	0
13
Authorize the Directors of the Company, to allot, issue and
deal with additional shares in the capital of the Company
and to make or grant offers, agreements and options which
might require the exercise of such powers be and is hereby
generally and unconditionally approved during or after the
end of the relevant period, the aggregate nominal amount of
share capital allotted or agreed conditionally or
unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company,
otherwise than pursuant to (a) a rights issue [as specified]
or upon the exercise of rights of conversion or subscription under any securities which are convertible into shares of the
Company or (b) the Share Option Scheme or similar
arrangement of the Company for the time being adopted for
the grant or issue to Officers and/or Employees of the
			For	0	698000	0	0

Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company or (c) any scrip dividend or
similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the
Company in accordance with the Bye-laws of the Company,
shall not exceed the aggregate of: 20% of the aggregate
nominal amount of the issued share capital of the Company
on the date of this resolution and [if the Directors of the
Company are so authorized by a separate ordinary
resolution of the shareholders of the Company] the nominal
amount of share capital of the Company purchased by the
Company subsequent to the passing of this resolution [up to
a maximum equivalent to 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this resolution] and the said approval shall be limited accordingly; [Authority expires earlier at the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of the
Company is required by the Bye-laws of the Company or
any applicable law to be held]

14
Authorize the Directors of the Company, to purchase shares
in the issued share capital of the Company be and is hereby
generally and unconditionally approved, the aggregate
nominal amount of share capital of the Company which the
Company is authorized to purchase shall not exceed 10% of
the aggregate nominal amount of share capital of the
Company in issue on the date of this resolution and the said approval shall be limited accordingly; [Authority expires
earlier at the conclusion of the next AGM of the Company or
the expiration of the period within which the next AGM of
the Company is required by the Bye-laws of the Company
or any applicable law to be held]
			For	698000	0	0	0
15	Authorize the Directors of the Company, referred to in Resolution (5)(A) in the notice of the meeting of which this resolution forms a part in respect of the share capital of the Company as specified of such resolution		For	0	0	698000	0
16	Transact any other business		None		Non Voting
WHARF HLDGS LTD
Cusip/Sedol:	6435576			Meeting Type:		Annual General Meeting
Ticker:	4 HK			Meeting Date:		05-Jun-2009
ISIN	HK0004000045			Vote Deadline Date:		28-May-2009
Agenda	701921771	Management		Total Ballot Shares:		556298
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR AGAINST" FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008		For	556298	0	0	0
3	Declare a final dividend for the YE 31 DEC 2008		For	556298	0	0	0
4	Re-elect Mr. Peter K. C. Woo, as a Director		For	556298	0	0	0
5	Re-elect Mr. Stephen T. H. Ng as a Director		For	556298	0	0	0
6	Re-elect Ms. Doreen Y. F. Lee as a Director		For	556298	0	0	0
7	Re-elect Mr. Paul Y. C. Tsui as a Director		For	556298	0	0	0
8	Re-elect Mr. Hans Michael Jebsen as a Director		For	556298	0	0	0
9	Re-elect Mr. James E. Thompson as a Director		For	556298	0	0	0
10	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration		For	556298	0	0	0
11
Authorize the Directors of the Company, subject to this
Resolution, to purchase shares in the capital of the
Company, during the relevant period, the aggregate
nominal amount of shares which may be purchased on the
Stock Exchange of Hong Kong Limited or any other stock
exchange recognized for this purpose by the securities and
futures Commission and the Stock Exchange of Hong Kong
Limited under the Code on share repurchases pursuant to
the approval, shall not exceeding 10% of the aggregate
nominal amount of the share capital of the Company in
issue as at the date of passing this resolution; [Authority
expires the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which the
next AGM of the Company is required by Law to be held]
			For	556298	0	0	0
12
Authorize the Directors of the Company, subject to this
Resolution, to allot, issue and deal with additional shares in the Capital of the Company and to make or grant offers,
agreements, warrants, options and other securities during
and after the relevant period, the aggregate nominal amount
of the share capital of the Company in issue as at the date
of this resolution, otherwise than pursuant to: [i] a Rights
Issue [as specified], or [ii] any scrip dividend or similar
arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in
accordance with the Articles of Association of the Company,
shall not exceed the aggregate of: 20% of the aggregate
nominal amount of the share capital of the Company in
issue at the date of passing this Resolution; plus [if the
Directors are so authorized by a separate ordinary
resolution of the shareholders of the Company] the nominal
amount of share capital of the Company repurchased by the
Company subsequent to the passing of this Resolution [up
to a maximum equivalent to 10% of the aggregate nominal
amount of the share capital of the Company in issue at the
date of passing this Resolution]; [Authority expires the
earlier of the conclusion of the next AGM of the Company or
the expiration of the period within which the next AGM of
the Company is required by Law to be held]
			For	0	556298	0	0
13	Approve, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary Resolution 6, by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary Resolution 5, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution		For	556298	0	0	0
CHINA CONSTR BK CORP
Cusip/Sedol:	B0LMTQ3			Meeting Type:		Annual General Meeting
Ticker:	939 HK			Meeting Date:		11-Jun-2009
ISIN	CNE1000002H1			Vote Deadline Date:		03-Jun-2009
Agenda	701924385	Management		Total Ballot Shares:		3492000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 report of the Board of Directors of the Bank		For	3492000	0	0	0
2	Approve the 2008 report of the Board of Supervisors of the Bank		For	3492000	0	0	0
3	Approve the Bank's 2008 final financial accounts		For	3492000	0	0	0
4	Approve the 2009 fixed assets investment budget of the Bank		For	3492000	0	0	0
5	Approve the Bank's Profit Distribution Plan for the second half of 2008		For	3492000	0	0	0
6	Approve the 2008 final Emoluments Distribution Plan for the Directors and the Supervisors		For	3492000	0	0	0
7	Appoint the Auditors of the Bank for 2009		For	3492000	0	0	0
8	Appoint Mr. Chen Zuofu as an Executive Director of the Bank		For	3492000	0	0	0
ANGANG STEEL COMPANY LTD
Cusip/Sedol:	6015644			Meeting Type:		Annual General Meeting
Ticker:	347 HK			Meeting Date:		12-Jun-2009
ISIN	CNE1000001V4			Vote Deadline Date:		04-Jun-2009
Agenda	701924361	Management		Total Ballot Shares:		2046801
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Receive the report of the Board of Directors of the Company for 2008		For	1341000	0	0	0
2	Receive the report of the Supervisory Committee of the Company for 2008		For	1341000	0	0	0
3	Approve the audited financial statements of the Company for 2008		For	1341000	0	0	0
4	Approve the proposal for distribution of the profits of the Company for 2008		For	1341000	0	0	0
5	Approve the proposed remuneration of the Directors of the Company for 2008		For	1341000	0	0	0
6	Approve the proposed remuneration of the Supervisors of the Company for 2008		For	1341000	0	0	0
7	Appoint Zhong Rui Yue Hua Certified Public Accountants and RSM Nelson Wheeler Certified Public Accountants as the Domestic and International Auditor of the Company, respectively, for 2008, and authorize the Board of Directors of the Company to determine their remunerations		For	1341000	0	0	0
8
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
9	Appoint Mr. Zhang Xiaogang as a Executive Director of the Company		For	1341000	0	0	0
10	Appoint Mr. Tang Fuping as a Executive Director of the Company		For	1341000	0	0	0
11	Appoint Mr. Yang Hua as a Executive Director of the Company		For	1341000	0	0	0
12	Appoint Mr. Yu Wanyuan as a Executive Director of the Company		For	1341000	0	0	0
13	Appoint Mr. Chen Ming as a Executive Director of the Company		For	1341000	0	0	0
14	Appoint Mr. Fu Jihui as a Executive Director of the Company		For	1341000	0	0	0
15	Appoint Mr. Li Shijun as a Independent Non-executive Director of the Company		For	1341000	0	0	0
16	Appoint Mr. Ma Guoqiang as a Independent Non-executive Director of the Company		For	1341000	0	0	0
17	Appoint Mr. Liu Wei as a Independent Non-executive Director of the Company		For	1341000	0	0	0
18	Appoint Mr. Ma Chiu-Cheung, Andrew as a Independent Non-executive director of the Company		For	1341000	0	0	0
19
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
SUPERVISOR. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
20	Approve the appointment of Mr. Wen Baoman as the shareholders' representative Supervisors of the Company		For	1341000	0	0	0
21	Approve the appointment of Mr. Shan Mingyi as the shareholders' representative Supervisors of the Company		For	1341000	0	0	0
22	Amend the Articles of Association of the Company and authorize i) any Director of the Company to deal with the relevant matters or to execute any documents in relation to such amendments, and (ii) the Board of Directors or the Supervisory Committee of the Company to make amendments to the Rules for the Procedures of the Meetings of the Board of the Company or the Rules for the Procedures of the Meetings of the Supervisory Committee of the Company in accordance with the amended Articles of Association of the Company; Articles as follow: Article 141, 164[8], 191, 193, 240; as specified		For	1341000	0	0	0
SOHO CHINA LTD
Cusip/Sedol:	B27WLD2			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	410 HK			Meeting Date:		16-Jun-2009
ISIN	KYG826001003			Vote Deadline Date:		08-Jun-2009
Agenda	701984165	Management		Total Ballot Shares:		9879000
Last Vote Date:	04-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION "1". THANK YOU.		None		Non Voting
2
Approve that, the Supplemental Agreement dated 15 MAY
2009 [the "Agreement", as specified] entered into between
Pan Shiyi, Yan Yan, Beijing Danshi Investment
Management Company Limited, SOHO China [BVI-9]
Limited, Beijing Redstone Jianwai Real Estate Development
Co. Ltd. and the Company and as specified, pursuant to
which the parties thereto has conditionally agreed to
restructure the arrangements in relation to the Tiananmen
South [Qianmen] Project, and all transactions contemplated
thereunder; and authorize any 1 Director of the Company
for and on behalf of the Company to execute all such
documents, instruments, agreements and deeds and to do
all such acts, matters and things as he/she may in his/her
absolute discretion consider necessary or desirable for the
purpose of and in connection with the implementation of the
Agreement and the transactions contemplated thereunder
and to agree to such variations of the terms of the
Agreement as he/she may in his/her absolute discretion
consider necessary or desirable
			For	9879000	0	0	0
WEICHAI PWR CO LTD
Cusip/Sedol:	6743956			Meeting Type:		Annual General Meeting
Ticker:	2338 HK			Meeting Date:		19-Jun-2009
ISIN	CNE1000004L9			Vote Deadline Date:		11-Jun-2009
Agenda	701933663	Management		Total Ballot Shares:		1428800
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the annual report of the Company for the YE 31 DEC 2008		For	1428800	0	0	0
2	Approve the report of the Board of Directors of the Company for the YE 31 DEC 2008		For	1428800	0	0	0
3	Approve the report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	1428800	0	0	0
4	Receive the audited financial statements of the Company and the Auditors' report for the YE 31 DEC 2008		For	1428800	0	0	0
5	Approve the final financial report of the Company for the YE 31 DEC 2008		For	1428800	0	0	0
6	Approve the distribution of profit to the shareholders of the Company for the YE 31 DEC 2008		For	1428800	0	0	0
7	Re-appoint Shandong Zheng Yuan Hexin Accountants Limited as the PRC Auditors of the Company and authorize the Directors to determine their remuneration [and, for the purpose of this resolution, PRC means the People's Republic of China, but excluding Hong Kong, Macau and Taiwan]		For	1428800	0	0	0
8	Re-appoint Messrs. Ernst & Young as the non-PRC Auditors of the Company and authorize the Directors to determine their remuneration [and, for the purpose of this resolution, PRC means the People's Republic of China, but excluding Hong Kong, Macau and Taiwan]		For	1428800	0	0	0
9	Authorize the Board of Directors for the payment of interim dividend [if any] to the shareholders of the Company for the YE 31 DEC 2009		For	1428800	0	0	0
10	Approve the amendments to the [working rules of the Remuneration Committee of the Board of Directors] of the Company		For	1428800	0	0	0
11
Amend the Articles of Association of the Company [the
Existing Articles]: 1) in the first paragraph of Article 7 of the
Existing Articles, the words "and amended at the AGM of
2008 held on 2009," be added after the words amended at
the second EGM of 2008 held on 03 NOV 2008; 2) in the
second paragraph of Article 120 of the Existing Articles, the words "10 days" in the sentence the last day shall be the
day 10 days before the date of general meeting" be
replaced by "16 days"; 3) the following be inserted after the first paragraph of Article 201 of the Existing Articles: "the profit distribution policy of the Company should focus on the reasonable the investment return of the investors while
ensuring the sustainability and stability, the cash dividend distribution shall be made in due time, when the cash flow
of the Company satisfied the needs for normal production,
operation and development"
			For	1428800	0	0	0
12
Authorize the Board of the Directors to separately or
concurrently allot, issue and deal with additional A Shares
and/or H Shares and to make or grant offers, agreements
and/or options in respect thereof, subject to the following
conditions: a) the general mandate shall not extend beyond
the relevant period save that the Board of Directors may
during the relevant period make or grant offers, agreements
and/or options which may require the exercise of such
power after the end of the relevant period; b) the aggregate nominal amount of the A Shares and the H Shares allotted
and issued or agreed conditionally or unconditionally to be
allotted and issued [whether pursuant to an option or
otherwise] by the Board of Directors [otherwise than
pursuant to any scrip dividend scheme [or similar
arrangement providing for the allotment and issue of shares
in lieu of the whole or part of a dividend], any share option scheme, a rights issue or any separate approval of the
shareholders of the Company] shall not exceed 20% of the
aggregate nominal amount of the A and H Shares in issue,
respectively, in each case as at the date of passing of this resolution; and c) the Board of Directors will only exercise its power under the general mandate in accordance with the
Company Law of the People's Republic of China [the PRC,
which for the purpose of this resolution excludes the Hong
Kong Special Administrative Region [Hong Kong], the
Macau Special Administrative Region and Taiwan] and the
Rules Governing the Listing of Securities on The Stock
Exchange of Hong Kong Limited [as may be amended from
time to time] and, if required, only if all necessary approvals
			For	0	1428800	0	0

from the China Securities Regulatory Commission and/or
other relevant PRC government authorities are obtained
[provided that in the event that A Shares are to be issued
pursuant to the General Mandate, and if the then applicable
laws and regulations of the PRC require such issue to be
approved by the shareholders of the Company, further
meeting(s) of the shareholders of the Company will be
convened to consider and approve such a share issue; and
in the event that the general mandate is not approved by
the relevant regulatory authorities in the PRC in respect of the issue of A Shares, the general mandate shall be limited
to the issue of H Shares only]; [Authority expires the earlier of the conclusion the conclusion of the next AGM of the
Company following the passing of this special resolution,
unless, by a special resolution passed at that meeting, the
General Mandate is renewed, either unconditionally or
subject to conditions or the expiry of the period within which the next AGM is required by the Articles of Association of
the Company or any applicable law to be held]; and
authorize the Board of Directors, contingent on the Board of
Directors resolving to exercise the general mandate and/or
issue shares pursuant to this resolution above: a) to
approve, execute and do, and/or procure to be executed
and done, all such documents, deeds and matters which it
may consider necessary in connection with the exercise of
the general mandate and/or the issue of shares, including
but not limited to the time, price and quantity of and the
place for such issue, to make all necessary applications to
the relevant authorities, and to enter into underwriting
agreement(s) or any other agreement(s); b) to determine
the use of proceeds and to make all necessary filings and

	registration with the relevant authorities in the PRC, Hong
	Kong and/or any other places and jurisdictions [as
	appropriate]; and c) to increase the registered capital of the
	Company and make all necessary amendments to the
	Articles of Association of the Company to reflect such
	increase and to register the increased capital with the
	relevant authorities in the PRC, Hong Kong and/or any
	other places and jurisdictions [as appropriate]
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		Annual General Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701946571	Management		Total Ballot Shares:		1722000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 report of the Board of Directors		For	1426000	0	0	0
2	Approve the 2008 report of the Supervisory Committee		For	1426000	0	0	0
3	Approve the proposal for the distribution of profits after tax for the year 2008		For	1426000	0	0	0
4	Approve the 2008 annual report of the Company		For	1426000	0	0	0
5
PLEASE NOTE THAT CUMULATIVE VOTING APPLIES
TO THIS RESOLUTION REGARDING THE ELECTION OF
DIRECTORS. STANDING INSTRUCTIONS HAVE BEEN
REMOVED FOR THIS MEETING. PLEASE CONTACT
YOUR CLIENT SERVICE REPRESENTATIVE IF YOU
HAVE ANY QUESTIONS. THANK YOU.
			None		Non Voting
6	Elect Mr. Si Zefu as an Non-Independent Director		For	1426000	0	0	0
7	Elect Mr. Zhang Xiaolun as an Non-Independent Director		For	1426000	0	0	0
8	Elect Mr. Wen Shugang as an Non-Independent Director		For	1426000	0	0	0
9	Elect Mr. Huang Wei as an Non-Independent Director		For	1426000	0	0	0
10	Elect Mr. Zhu Yuanchao as an Non-Independent Director		For	1426000	0	0	0
11	Elect Mr. Zhang Jilie as an Non-Independent Director		For	1426000	0	0	0
12	Elect Mr. Chen Xiaoyue as an Independent Non-Executive Director		For	1426000	0	0	0
13	Elect Mr. Li Yanmeng as an Independent Non-Executive Director		For	1426000	0	0	0
14	Elect Mr. Zhao Chunjun as an Independent Non-Executive Director		For	1426000	0	0	0
15	Elect Mr. Wen Bingyou as a Supervisor		For	1426000	0	0	0
16	Elect Mr. Wen Limin as a Supervisor		For	1426000	0	0	0
17	Approve to determine the Directors' remuneration of the Members of the 6th Board		For	1426000	0	0	0
18	Approve to determine Supervisors' remuneration of the Members of the 6th Supervisory Committee		For	1426000	0	0	0
19
Approve that the Company may send or supply Corporate
Communications to its Shareholders of H Shares [in relation
to whom the conditions set out below are met] by making
such Corporate Communications available on the
Company's own website [www.dec-ltd.cn] and the website
[www.hkex.com.hk] of The Stock Exchange of Hong Kong
Limited or in printed forms [in English only, in Chinese only or in both English and Chinese], and to authorize any
Director of the Company for and on behalf of the Company
to sign all such documents and/or do all such things and
acts as the director may consider necessary or expedient
and in the interest of the Company for the purpose of
effecting or otherwise in connection with the Company's
proposal of communication with its shareholders of H
Shares through the Company's website and the website of
The Stock Exchange of Hong Kong Limited or in printed
forms; the supply of Corporate communications by making
such Corporate communications available on the
Company's own website and the website of The Stock
Exchange of Hong Kong Limited is subject to the fulfillment
of the following conditions: (i) each holder of H Shares has been asked individually by the Company to agree that the
Company may send or supply corporate communications
generally, or the corporate communication in question, to
him by means of the Company's own website; and (ii) the
Company has not received a response indicating objection
from the holder of H Shares within a period of 28 days
starting from the date on which the Company's request was
sent
			For	1426000	0	0	0
20	Amend the Articles of Association [as specified], and authorize the Board [1] to handle relevant filing, change and registration procedures [if necessary] arising from amendments to the Articles of Association of the Company; [2] to handle the relevant procedures regarding amendment of the Articles of Association with the relevant PRC government authorities; [3] and other relevant matters		For	1426000	0	0	0
21	Authorize the Board of the Company, subject to separately or concurrently issue, allot and deal with additional shares of A shares and/or H shares during the relevant period [as specified] and to make or grant offers, agreements and/or options for such matters, other than the shares issued pursuant to rights issue, any acquisition proposal in relation to any option shares of the Company, any shares issue proposal in lieu of dividend or similar arrangements or the shares issued as approved by the general meeting, the		For	0	1426000	0	0

aggregate number of A Shares and/or H Shares to be
issued or allotted as approved by the Board or issued or
allotted as agreed conditionally or unconditionally by the
Board, [whether to be based on options or other methods],
respectively shall not exceed 20% of the A Shares and/or H
Shares issued by the Company as at the date of the
passing of this special resolution; the Board will only
exercise its power under the general mandate in
compliance with the Company law of the People's Republic
of China and the Rules Governing the Listing of Securities
on the Stock Exchange of Hong Kong Limited and only if
approvals [if necessary] from the China Securities
Regulatory Commission and/or other relevant PRC
government authorities are obtained, when the Board
carries out the A Shares issue proposal as per the general
mandate, the A shares issue proposal to be submitted by
the Board will still be subject to the approval of the general meeting if the PRC Domestic Laws and regulations
stipulated so; furthermore, if the Board exercises the
general mandate and issue A Share while the relevant
regulatory authorities in the PRC has reviewed the same
but approval has not yet been granted, the general mandate
granted to the Board in connection with H Share issue shall
remain in force; (4) for the purposes of this special
resolution, "A shares" means RMB Domestic Ordinary
Shares with a par value of RMB 1, which are listed on the
Shanghai Stock Exchange and shall be subscribed/paid
with Renminbi; "H shares" means overseas listed foreign
shares with a par value of RMB 1, which are listed on the
Stock Exchange of Hong Kong Stock Limited and shall be
subscribed/ paid with Hong Kong dollars; [Authority expires

	earlier at the conclusion of the next AGM of the Company or
	16 MAY 2010]
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		Class Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701950164	Management		Total Ballot Shares:		1722000
Last Vote Date:	12-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: Class of shares to be issued and nominal value: A Shares, with nominal value of RMB 1.00 per A Share		For	0	1426000	0	0
2	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: Manner of issue: Non-public issue, the Company will issue new A Shares to not more than 10 investors at such time as it considers appropriate within 6 months following the Proposed Placing by CSRC		For	0	1426000	0	0
3
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: targets to whom the shares are to be issued:
not more than 10 investors, including DEC and securities
investment fund management Companies, Securities
Companies, Trust Investment Companies, Finance
Companies, insurance institutional investors and other
qualified investors, the actual placees will be determined by the Company after the necessary approvals of the
Proposed Placing have been obtained and based on the
prices offered by the target investors
			For	0	1426000	0	0
4	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: lock-up periods: for DEC: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 36 months from the date of issue of such A Shares, for other investors: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 12 months from the date of issue of such A Shares		For	0	1426000	0	0
5	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: manner of subscription: all subscribers will subscribe in cash for the new A Shares to be issued pursuant to the Proposed Placing		For	0	1426000	0	0
6
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: number of new A Shares to be issued: up to
145,000,000 new A Shares, among which DEC will
subscribe for not less than the higher of [a] 30,000,000 new
A Shares and [b] 50% of the total number of new A Shares
to be issued pursuant to the Proposed Placing; the actual
number of new A Shares to be issued will be determined by
the Board [or its authorized person[s]] in accordance with
the authorization granted by the Shareholders, having
regard to market conditions and in consultation with the
sponsor [lead underwriter] of the Proposed Placing; the
number of new A shares to be issued under the Proposed
Placing will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the
date of issue of such new A Shares
			For	0	1426000	0	0
7
Approve, subject to the passing of Resolution 1 and
Resolution 2 proposed at the EGM and the passing of
Resolution 1 proposed at the Class Meeting of A
Shareholders: the Price Determination Date and issue price:
the Price Determination Date of the Proposed Placing is the
date of the announcement of the Board's resolutions
passed at the 34th meeting of the 5th session of the Board;
the issue price will be not less than 90% of the average
trading price of the A Shares as quoted on the Shanghai
Stock Exchange for the Price Determination Period [which
is calculated by dividing the total turnover of the A Shares during the Price Determination Period by the total trading
			For	0	1426000	0	0

volume of the A Shares during the same period]; the actual
issue price will be determined by the Board after the
necessary approvals of the Proposed Placing have been
obtained and in accordance with the authorization granted
by the Shareholders and the relevant laws, administrative
regulations and provisions in other regulatory documents,
having regard to market conditions and the price offered by
the target investors and in consultation with the sponsor
[lead underwriter] of the Proposed Placing, the issue price
will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the date of
issue of the new A Shares

8	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: place of listing: after expiry of the lock-up periods, the new A Shares to be issued pursuant to the Proposed Placing will be listed and traded on the Shanghai Stock Exchange		For	0	1426000	0	0
9	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: use of proceeds: the proceeds raised from the Proposed Placing will be applied to the specified projects		For	0	1426000	0	0
10	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: arrangement relating to the distributable profits of the Company accumulated but not declared: Shareholders before and after completion of the Proposed Placing will have the same rights to the distributable profits of the Company accumulated but not declared as at the date of completion of the Proposed Placing		For	0	1426000	0	0
11	Approve, subject to the passing of Resolution 1 and Resolution 2 proposed at the EGM and the passing of Resolution 1 proposed at the Class Meeting of A Shareholders: valid period of the authorization in respect of the Proposed Placing: authority expires after 12 months following the date of approval of the Proposed Placing by the Shareholders		For	0	1426000	0	0
12
Approve, subject to the passing of Resolution 1, the passing of Resolution 1, Resolution 2 and Resolution 3 proposed at
the EGM and the passing of the resolutions proposed at the
Class Meeting of A Shareholders, the DEC Subscription
Agreement and the Proposed DEC Subscription
contemplated thereunder, and authorize Mr. Si Zefu, a
Director, or other Director authorized by him, to make
necessary amendments to the DEC Subscription
Agreement by way of supplemental agreement[s] before the
coming into effect and performance of such agreement in
accordance with the requirements of the relevant regulatory
authorities
			For	0	1426000	0	0
DONGFANG ELECTRIC CORPORATION LTD
Cusip/Sedol:	6278566			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	1072 HK			Meeting Date:		25-Jun-2009
ISIN	CNE100000304			Vote Deadline Date:		17-Jun-2009
Agenda	701950152	Management		Total Ballot Shares:		1722000
Last Vote Date:	22-May-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve that the Company has fulfilled the Issue Criteria		For	1426000	0	0	0
2	Approve the Class of shares to be issued and nominal value: A Shares, with nominal value of RMB 1.00 per A Share		For	1426000	0	0	0
3	Approve the Manner of issue: Non-public issue, the Company will issue new A Shares to not more than 10 investors at such time as it considers appropriate within six months following the approval of the Proposed Placing by CSRC		For	1426000	0	0	0
4	Approve the Targets to whom the shares are to be issued: Not more than 10 investors, including DEC and Securities Investment Fund Management Companies, Securities Companies, Trust Investment Companies, Finance Companies, Insurance Institutional Investors and other qualified investors, the actual places will be determined by the Company after the necessary approvals of the Proposed Placing have been obtained and based on the prices offered by the Target Investors		For	1426000	0	0	0
5	Approve the Lock-up periods: For DEC: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 36 months from the date of issue of such A Shares; For other investors: no disposal of any new A Shares to be issued pursuant to the Proposed Placing within a period of 12 months from the date of issue of such A Shares		For	1426000	0	0	0
6	Approve the manner of subscription: all subscribers will subscribe in cash for the new A Shares to be issued pursuant to the Proposed Placing		For	1426000	0	0	0
7
Approve the number of new A Shares to be issued: up to
145,000,000 new A Shares, among which DEC will
subscribe for not less than the higher of: a) 30,000,000 new
A Shares and b) 50% of the total number of new A Shares
to be issued pursuant to the Proposed Placing; the actual
number of new A Shares to be issued will be determined by
the Board [or its authorized person(s)] in accordance with
the authorization granted by the Shareholders, having
regard to market conditions and in consultation with the
sponsor [lead underwriter] of the Proposed Placing, the
number of new A shares to be issued under the Proposed
Placing will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the
date of issue of such new A Shares
			For	1426000	0	0	0
8
Approve the Price Determination Date and issue price: the
Price Determination Date of the Proposed Placing is the
date of the announcement of the Board's resolutions
passed at the 34th meeting of the 5th session of the Board;
the issue price will be not less than 90% of the average
trading price of the A Shares as quoted on the Shanghai
Stock Exchange for the Price Determination Period [which
is calculated by dividing the total turnover of the A Shares during the Price Determination Period by the total trading
volume of the A Shares during the same period]; the actual
issue price will be determined by the Board after the
necessary approvals of the Proposed Placing have been
obtained and in accordance with the authorization granted
by the Shareholders and the relevant laws, administrative
regulations and provisions in other regulatory documents,
having regard to market conditions and the price offered by
the target investors and in consultation with the sponsor
[lead underwriter] of the Proposed Placing, the issue price
will be adjusted in cases of ex-rights or ex-dividend during the period from the Price Determination Date to the date of
issue of the new A Shares
			For	1426000	0	0	0
9	Approve the Place of listing: after expiry of the lock-up periods, the new A Shares to be issued pursuant to the Proposed Placing will be listed and traded on the Shanghai Stock Exchange		For	1426000	0	0	0
10
Approve the Use of proceeds: the proceeds raised from the
Proposed Placing will be applied to the following projects: 1)
Relocation and redevelopment project of the Hanwang
production base; 2) experiment centre project in respect of
clean and high-efficiency boiler combustion technology; 3)
Technology improvement project of million kilowatt nuclear
power conventional Island; and Replenishing working
capital as specified; among the above projects, the
technology improvement project of million kilowatt nuclear
power conventional island is one of the projects to which
part of the proceeds from the Company's previous issue of
new A Shares to non-targeted public subscribers in 2008
was intended to be applied; the Board has resolved to apply
about RMB 386 million of the net proceeds from the
previous issue mentioned above to the project; in the event
that the actual amount of net proceeds raised under the
Proposed Placing is less than the total amount of net
proceeds proposed to be applied to the Projects, the
Company will seek alternative financing to fund the shortfall;
in the event that the actual amount of net proceeds raised
under the Proposed Placing exceeds the total amount of net
proceeds proposed to be applied to the Projects, the Board
will be authorized to exercise its discretion to allocate the surplus among the Projects based on the progress and
capital requirements of the Projects; if the net proceeds
from the Proposed Placing cannot be made available in
accordance with the progress of the Projects, the Company
may fund the Projects by other available resources first and apply the net proceeds from the Proposed Placing to the
Projects as and when they are available, the capital
requirement of the Projects amounts to RMB 6,350 million;
the amount of net proceeds from the Proposed Placing is
			For	1426000	0	0	0
	expected to be not more than RMB 5,000,000,000
11	Approve the arrangement relating to the distributable profits of the Company accumulated but not declared: shareholders before and after completion of the Proposed Placing will have the same rights to the distributable profits of the Company accumulated but not declared as at the date of completion of the Proposed Placing		For	1426000	0	0	0
12	Approve the valid period of the authorization in respect of the Proposed Placing: the authorization will be valid for 12 months following the date of approval of the Proposed Placing by the Shareholders		For	1426000	0	0	0
13	Approve, subject to the passing of Resolutions Number 1 and 2 and the passing of the resolutions proposed at the Class Meetings, the DEC Subscription Agreement and the Proposed DEC Subscription contemplated thereunder and authorize Mr. Si Zefu, a Director, or other Director authorized by him, to make necessary amendments to the DEC Subscription Agreement by way of supplemental agreement(s) before the coming into effect and performance of such agreement in accordance with the requirements of the relevant regulatory authorities		For	1426000	0	0	0
14	Approve, subject to the passing of Resolution Numbers 1, 2, 3 and the passing of the resolutions proposed at the Class Meetings, the Issue Proposal		For	1426000	0	0	0
15
Authorize the Board, subject to the passing of Resolutions
Number 1, 2, 3 and the passing of the resolutions proposed
at the Class Meetings, to deal with, in its absolute
discretion, all matters relating to the Proposed Placing,
including: 1) to formulate and implement the specific
proposal for the Proposed Placing, to determine the number
of shares to be issued, the issue price, the targets to whom the shares are to be issued, the time for the issue, the
commencement and the end of the issue period and all
other matters relating to the Proposed Placing; 2) to revise the proposal for the Proposed Placing for the purposes of
complying with relevant laws and regulations or the
requirements of the relevant securities regulatory authorities
[except those matters which are required to be approved
again by the Shareholders in general meeting pursuant to
relevant laws and regulations or the Articles of Association], and to adjust and reduce the Projects before the issue of
shares pursuant to the Proposed Placing, based on factors
such as the approval of the Projects by the relevant
authority, the change in relevant market conditions and the
change in the conditions for implementing the Projects; 3)
authorize the Board, the Chairman of the Board and any
person authorized by the chairman of the Board to sign any
document relating to the Proposed Placing and complete
the procedures for all necessary or appropriate application, submission, registration and filing in relation to the
Proposed Placing; 4) authorize the Board, the Chairman of
the Board and any person authorized by the chairman of the
Board to execute, amend, supplement, deliver, submit and
implement all agreements and application documents in
relation to the Proposed Placing and to complete the
relevant application and submission procedures; 5)
			For	1426000	0	0	0
	relevant application and submission procedures; 5)

authorize the Board and the chairman of the Board to
handle the matters relating to the submission for issue of
shares pursuant to the Proposed Placing; 6) authorize the
Board to handle the matters relating to the amendment of
the Articles of Association and the relevant amendment
registration after completion of the Proposed Placing, and
all other matters in relation to the Proposed Placing; 7)
authorize the Board to adjust and reduce the proposed
amount of proceeds from the Proposed Placing to be
applied to any one or more Projects in the event that the
actual amount of net proceeds raised from the Proposed
Placing is less than the total amount of proceeds proposed
to be applied to the Projects, and to apply the surplus
proceeds for replenishing the Company's working capital in
the event that the actual amount of capital applied to the
Projects is less than the actual amount of net proceeds
raised from the Proposed Placing; 8) authorize the Board,
the chairman of the Board and any person authorized by the
chairman of the Board to handle the matters relating to the
listing on the Shanghai Stock Exchange of the new A
Shares to be issued pursuant to the Proposed Placing after
completion of the Proposed Placing; 9) authorize the Board
to deal with, in its absolute discretion, all other matters
relating to the Proposed Placing; 10) the authorizations
under Item Number 6 to Item Number 8 above will be valid
from the date of approval by the Shareholders to the expiry
of the subsisting period of the relevant matter, and the
authorizations under the other items above will be valid for
12 months following the date of approval by the
Shareholders

16	Approve, subject to the passing of Resolutions Number 1, 2, 3 and the passing of the resolutions proposed at the Class Meetings, the Feasibility Analysis Report		For	1426000	0	0	0
17	Approve, subject to the passing of Resolutions Number 1, 2 and 3 and the passing of the resolutions proposed at the Class Meetings, the CSRC Waiver		For	1426000	0	0	0
18	Approve the report on the Use of Previous Proceeds		For	1426000	0	0	0
19	Approve the 2009 Purchase and Production Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	1426000	0	0	0
20	Approve the 2009 Sales and Production Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	1426000	0	0	0
21	Approve the 2009 Combined Ancillary Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	1426000	0	0	0
22	Approve the 2009 Financial Services Framework Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	1426000	0	0	0
23	Approve the 2009 Properties and Equipment Framework Lessee Agreement, the related Continuing Connected Transactions and the related Proposed Annual Caps		For	1426000	0	0	0
CHAODA MODERN AGRICULTURE (HOLDINGS) LTD
Cusip/Sedol:	6313490			Meeting Type:		ExtraOrdinary General Meeting
Ticker:	682 HK			Meeting Date:		26-Jun-2009
ISIN	KYG2046Q1073			Vote Deadline Date:		18-Jun-2009
Agenda	701992756	Management		Total Ballot Shares:		3496272
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTION 1. THANK YOU.		None		Non Voting
2
Approve to enter into the organic fertilizers supply
agreement dated 15 MAY 2009 made between Fuzhou
Chaoda Modern Agriculture Development Company Limited
and Fujian Chaoda Agricultural Produce Trading Company
Limited [the 2009 Agreement, as specified]; the proposed
transactions [as specified] subject to the proposed annual
caps [as specified]; the proposed annual caps [as
specified]; authorize the Directors of the Company [the
Directors] from time to time to approve and/or to enter into, on behalf of the Company, any matter or transactions at any
time relating to or under the 2009 Agreement subject to the
proposed annual caps [as specified]; and authorize each of
the Directors to sign, seal, execute, perfect and deliver all such documents, undertakings and deeds or to do anything
on behalf of the Company which he or she may consider
necessary, desirable or expedient for the purposes of or in
connection with, the implementation of the 2009 Agreement,
the proposed transactions [as specified] and/or the
proposed annual caps [as specified] and any matters
relating thereto
			For	3496272	0	0	0
CHINA COAL ENERGY CO LTD
Cusip/Sedol:	B1JNK84			Meeting Type:		Annual General Meeting
Ticker:	1898 HK			Meeting Date:		26-Jun-2009
ISIN	CNE100000528			Vote Deadline Date:		18-Jun-2009
Agenda	701903420	Management		Total Ballot Shares:		2615000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the 2008 report of the Board of Directors of the Company [the Board of Directors]		For	2615000	0	0	0
2	Approve the 2008 report of the Supervisory Committee of the Company [the Supervisory Committee]		For	2615000	0	0	0
3	Approve the report of the Auditors and the Company's audited financial statements for the YE 31 DEC 2008		For	2615000	0	0	0
4	Approve the Profit Distribution Plan for the year 2008 as recommended by the Board of Directors and authorize the Board of Directors to implement such proposal		For	2615000	0	0	0
5	Approve the Company's 2009 capital expenditure budget		For	2615000	0	0	0
6	Approve the 2009 emoluments of the Directors and the Supervisors of the Company		For	2615000	0	0	0
7	Re-appoint PricewaterhouseCoopers Zhong Tian CPAs Limited Company, as the Company's Domestic Auditor and PricewaterhouseCoopers, Certified Public Accountants, as the Company's International Auditor for the FY of 2009 and authorize the Board of Directors to determine their respective remunerations		For	2615000	0	0	0
8	Approve the proposed amendments to the Articles of Association of the Company, as specified		For	2615000	0	0	0
JIANGXI COPPER CO LTD
Cusip/Sedol:	6000305			Meeting Type:		Annual General Meeting
Ticker:	358 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000003K3			Vote Deadline Date:		18-Jun-2009
Agenda	701947395	Management		Total Ballot Shares:		2832000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS. THANK YOU.		None		Non Voting
2	Approve the report of the Board of Directors of the Company for the year of 2008		For	2270000	0	0	0
3	Approve the report of the Supervisory Committee of the Company for the year of 2008		For	2270000	0	0	0
4	Approve the audited financial statements and the Auditors' report for the year of 2008		For	2270000	0	0	0
5	Approve the proposal for distribution of profit of the Company for the year of 2008		For	2270000	0	0	0
6
Approve, ratify and confirm the revised Financial Services
Agreement [the "Revised Financial Services Agreement"]
entered into between JCC Finance Company Limited ["JCC
Financial"] and Jiangxi Copper Corporation ["JCC"] on 24
APR 2009 in respect of the provision of financial services by
JCC Financial to JCC and its subsidiaries from time to time
[other than the Company and its subsidiaries] [as specified]
and the transactions contemplated thereunder; the
maximum limit of the amount involved in the credit services
contemplated under the Revised Financial Services
Agreement for the period from the date on which this
resolution is passed to 31 DEC 2009 and the 2 financial
years ending 31 DEC 2010 and 31 DEC 2011 shall not
exceed RMB 922,000,000, RMB 1,402,000,000 and RMB
1,602,000,000 respectively; and authorize any Director of
the Company for and on behalf of the Company to sign,
seal, execute, perfect, deliver and do all such documents,
deeds, acts, matters and things as he may in his discretion
			For	2270000	0	0	0

consider necessary or desirable or expedient for the
purpose of or in connection with the Revised Financial
Services Agreement and to make and agree such variations
of a non-material nature in or to the terms of the Revised
Financial Services Agreement as he may in his discretion
consider to be desirable and in the interests of the
Company

7	Elect Mr. Li Yihuang as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
8	Elect Mr. Li Baomin as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
9	Elect Mr. Gao Jianmin as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
10	Elect Mr. Liang Qing as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
11	Elect Mr. Gan Chengjiu as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
12	Elect Mr. Hu Qingwen as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
13	Elect Mr. Shi Jialiang as Directors of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
14	Elect Mr. Wu Jianchang as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
15	Elect Mr. Tu Shutian as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
16	Elect Mr. Zhang Rui as Directors of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
17	Elect Mr. Gao Dezhu as a Director of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year of 2011		For	2270000	0	0	0
18	Authorize the Board of Directors to enter into service contract and/or appointment letter with each of the newly elected Executive Directors and the Independent Non- executive Directors respectively subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	2270000	0	0	0
19	Elect Mr. Hu Faliang as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	2270000	0	0	0
20	Elect Mr. Wu Jinxing as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	2270000	0	0	0
21	Elect Mr. Wan Sujuan as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	2270000	0	0	0
22	Elect Mr. Xie Ming as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	2270000	0	0	0
23	Elect Mr. Lin Jinliang as a Supervisor of the Company representing the shareholders of the Company and to confirm the appointment of the Supervisors representing the staff and workers of the Company for the next term of office commencing on the date of this AGM to the date of the AGM of the Company for the year 2011		For	2270000	0	0	0
24	Authorize the Board of Directors to enter into service contract or appointment letter with each of the newly elected Supervisors subject to such terms and conditions as the Board of Directors shall think fit and to do all such acts and things to give effect to such matters		For	2270000	0	0	0
25
Approve the annual remunerations of each newly elected
Executive Directors, Independent Non-executive Directors
and the Supervisors during their terms of office as follows: i)
each Internal Executive Director is entitled to receive basic annual remuneration of RMB 700,000 [Tax inclusive] and
the remuneration committee of the Company will pursuant
to the actual increment of business to determine the annual
growth rate, but in any event which will not be more than
30%; ii) each External Executive Director is entitled to
receive annual remuneration of RMB 180,000 [Tax
inclusive]; iii) each Independent Non-executive Director is
entitled to received annual allowance [or travel expense] of
RMB 50,000 [Tax inclusive]; iv) each Supervisors [except
the External Supervisor who was being nominated by the
substantial shareholder following the recommendation of its
de facto controller] is entitled to receive basic annual
remuneration of RMB 500,000 [Tax inclusive], the
Remuneration Committee of the Company will pursuant to
the actual increment of business to determine the annual
growth rate, but in any event which will not be more than
30%; and v) the remuneration of the External Director and
Supervisor [elected after being nominated by the substantial shareholder following the recommendation of its de facto
controller] will be determined by the remuneration
committee of the Company pursuant to applicable
regulations and measures
			For	2270000	0	0	0
26	Appoint Ernst & Young Hua Ming and Ernst & Young as the Company's PRC and the International Auditors for the year of 2009 and authorize the Board of Directors of the Company to determine their remunerations and any 1 Executive Director of the Company to enter into the service agreement and any other related documents with Ernst & Young Hua Ming and Ernst & Young		For	2270000	0	0	0
27
Approve, subject to the limitations imposed and in
accordance with the Rules Governing the Listing of
Securities on The Stock Exchange of Hong Kong Limited
[the Listing Rules], the Company Law of the People's
Republic of China [the Company Law], and other applicable
rules and regulations of the People's Republic of China [the
PRC] [in each case as amended from time to time], a
general unconditional mandate be and is hereby granted to
the Board of Directors of the Company [the Board of
Directors] to exercise once or more than once during the
Relevant Period [as defined below] all the powers of the
Company to allot and issue new overseas foreign listed
			For	0	2270000	0	0

shares of the Company [H Shares] on such terms and
conditions as the Board of Directors may determine and
that, in the exercise of their power to allot and issue shares, the authority of the Board of Directors shall include [without limitation]: i) the determination of the number of the H
Shares to be issued; ii) the determination of the issue price of the new H Shares; iii) the determination of the opening
and closing dates of the issue of new H Shares; iv) the
determination of the number of new H Shares to be issued
to the existing shareholders [if any]; v) the making or
granting offers, agreements and options which might require
the exercise of such powers; upon the exercise of the
powers pursuant to as specified, the Board of Directors may
during the Relevant Period make and grant offers,
agreements and options which might require the H Shares
relating to the exercise of the authority thereunder being
allotted and issued after the expiry of the Relevant Period;
the aggregate nominal amount of the H Shares to be
allotted or conditionally or unconditionally agreed to be
allotted and issued [whether pursuant to the exercise of
options or otherwise] by the Board of Directors pursuant to
the authority granted under as specified above [excluding
any shares which may be allotted and issued upon the
conversion of the capital reserve fund into capital in
accordance with the Company Law or the Articles of
Association of the Company] shall not exceed 20% of the
aggregate nominal amount of the H Shares in issue as at
the date of passing of this Resolution; the Board of
Directors of the Company in exercising the mandate
granted under as specified above shall comply with the
Company Law, other applicable laws and regulations of the

	PRC, the Listing Rules and the rules of the stock exchanges
	and regulatory authority of the relevant places where the
	shares of the Company are listed [in each case, as
	amended from time to time] and be subject to the approval
	of the China Securities Regulatory Commission and
	relevant authorities of the PRC; [Authority expires the earlier
	of the conclusion of the next AGM of the Company or 12
	months from the date of passing of this resolution]; the
	Board of Directors shall, subject to the relevant approvals
	being obtained from the relevant authorities and to the
	compliance with the Company Law and other applicable
	Laws and regulations of the PRC, increase the Company's
	registered share capital corresponding to the relevant
	number of shares allotted and issued upon the exercise of
	the mandate given pursuant to as specified in this

Resolution; subject to the Listing Committee of The Stock
Exchange of Hong Kong Limited granting listing of, and
permission to deal in, the H Shares of the Company's share
capital proposed to be issued by the Company and to the
approval of the China Securities Regulatory Commission for
the issue of H Shares being granted, the Board of Directors, as it may deem appropriate and necessary, the Articles of
Association of the Company to reflect the change in the
share capital structure of the Company in the event of an
exercise of the authority granted under as specified to allot and issue new H Shares; authorize any 2 Directors to sign
the necessary documents, complete the necessary
procedures and take other necessary steps to complete the
allotment and issue and listing of the new H Shares

YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Annual General Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701924462	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1	Approve the working report of the Board of Directors of the Company [the 'Board'] for the YE 31 DEC 2008		For	5953200	0	0	0
2	Approve the working report of the Supervisory Committee of the Company for the YE 31 DEC 2008		For	5953200	0	0	0
3	Approve the audited financial statements of the Company and the group as at and for the YE 31 DEC 2008		For	5953200	0	0	0
4	Approve the proposed Profit Distribution Plan of the Company for the YE 31 DEC 2008, and authorize the Board to distribute an aggregate cash dividends of RMB 1,967.36 million [tax inclusive], equivalent to RMB 0.40 [tax inclusive] per share to the shareholders of the Company		For	5953200	0	0	0
5	Approve to determine the remuneration of the Directors and Supervisors of the Company for the YE 31 DEC 2009		For	5953200	0	0	0
6	Re-appoint Grant Thornton and Shine Wing Certified Public Accountants Ltd as the Company's international and PRC Auditors, respectively, until the conclusion of the next AGM, and to determine their remuneration arrangements		For	5953200	0	0	0
7	Approve to renew liability insurance for Directors, Supervisors and senior officers of the Company		For	5953200	0	0	0
8	Approve the proposal regarding the use of electronic means to provide Corporate Communications to holders of H shares of the Company		For	5953200	0	0	0
9	Amend the Article 2, Article 30, Article 85, Article 86, Article 87, Article 145, Article 238, Article 239, Article 247, Article 249, Article 271, Article 286 and Article 295 of the Articles of Association of the Company, and authorize any one of the Directors to make further adjustments at his discretion with reference to requirements of the relevant authorities, seek approval and make the relevant filing with the relevant authorities at the appropriate time; as specified		For	5953200	0	0	0
10
Approve the Board granted an unconditional general
mandate to issue, allot and deal with additional H Shares in the share capital of the Company and to make or grant
offers, agreements and options in respect thereof, subject to the following terms: 1) such mandate shall not extend
beyond the Relevant Period save that the Board may during
the Relevant Period make or grant offers, agreements or
options which might require the exercise of such powers
after the end of the Relevant Period; 2) the number of
shares allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by
the Board shall not exceed 20% of the number of H Shares
in issue as at the date of the this resolution; 3) Board will only exercise its power under such mandate in accordance
with the Company Law of the PRC and the Rules Governing
the Listing of Securities on The Stock Exchange of Hong
Kong Limited [as amended from time to time] and only if all
necessary approvals from the China Securities Regulatory
Commission and/or other relevant PRC government
authorities are obtained; for the purpose of the resolution;
[Authority expires the earlier of the conclusion of the next
AGM or 12 months] authorize the Board of Directors, to
issue shares pursuant to paragraph (a) of this resolution,
execute and do or procure to be executed and done, all
such documents, deeds and things as it may consider
relevant in connection with the issue of such new shares
including, but not limited to, determining the time and place of issue, making all necessary applications to the relevant
authorities and entering into an underwriting agreement [or
any other agreement], to determine the use of proceeds and
			For	0	5953200	0	0
	to make all necessary filings and registrations with the
	relevant PRC, Hong Kong and other authorities, and to
	make such amendments to the articles of association of the
	Company as it thinks fit so as to reflect the increase in
	registered capital of the Company and to reflect the new
	share capital structure of the Company under the intended
	allotment and issue of the shares of the Company pursuant
	to the resolution under paragraph (a) of this resolution
11	Authorize the Board of the Company to repurchase the issued H Shares of the Company on the Hong Kong Stock Exchange, subject to and in accordance with all applicable laws, rules and regulations and/or requirements of the governmental or regulatory body of securities in the PRC, the Hong Kong Stock Exchange or of any other governmental or regulatory body; the aggregate amount of		For	5953200	0	0	0

H Shares of the Company authorized to be repurchased
subject to the approval in paragraph (a) above during the
Relevant Period shall not exceed 10% of the total amount of
existing issued H Shares of the Company as at the date of
the passing of this resolution; the passing of a special
resolution with the same terms as the resolution set out in
this paragraph [except for this sub-paragraph (c)(i)] at a
class meeting for the holders of Domestic Shares of the
Company to be held on 26 JUN 2009 [or on such adjourned
date as may be applicable]; and the class meeting for the
holders of H Shares to be held on 26 JUN 2009 [or on such
adjourned date as may be applicable] for such purpose; the
approval of the relevant PRC regulatory authorities as may
be required by laws, rules and regulations of the PRC being
obtained by the Company if appropriate; and the Company
not being required by any of its creditors to repay or to
provide guarantee in respect of any amount due to any of
them [or if the Company is so required by any of its
creditors, the Company having, in its absolute discretion,
repaid or provided guarantee in respect of such amount]
authorize the Board, pursuant to the notification procedure
set out in Article 30 of the Articles of Association of the
Company; subject to the approval of all relevant PRC
regulatory authorities for the repurchase of such H Shares
being granted, (i) amend the Articles of Association of the
Company as it thinks fit so as to reduce the registered share capital of the Company and to reflect the new capital
structure of the Company upon the repurchase of H shares
of the Company as contemplated in paragraph (a) above;
and (ii) file the amended articles of association of the

	Company with the relevant governmental authorities of the
	PRC; [Authority expires the earlier of: the conclusion of the
	next AGM or 12 months]
YANZHOU COAL MNG CO LTD
Cusip/Sedol:	6109893			Meeting Type:		Class Meeting
Ticker:	1171 HK			Meeting Date:		26-Jun-2009
ISIN	CNE1000004Q8			Vote Deadline Date:		18-Jun-2009
Agenda	701927002	Management		Total Ballot Shares:		7014000
Last Vote Date:	15-Jun-2009
Item	Proposal		Recommendation	For	Against	Abstain	Take No Action
1
Authorize the Company, subject to this resolution, to
repurchase the issued H Shares of the Company on the
Hong Kong Stock Exchange, subject to and in accordance
with all applicable laws, rules and regulations and/or
requirements of the governmental or regulatory body of
securities in the PRC, the Hong Kong Stock Exchange or of
any other governmental or regulatory body, the aggregate
amount of H Shares of the Company to be repurchased
subject to this resolution, during the relevant period shall not exceed 10% of the total amount of existing issued H Shares
of the Company as at the date of the passing of this
resolution; approve that conditional upon: (i) the passing of a special resolution in the same terms as the resolution as
specified at the AGM of the Company to be held on 26 JUN
2009 [or on such adjourned date as may be applicable]; and
the class meeting for holders of Domestic Shares to be held
on 26 JUN 2009 [or on such adjourned date as may be
applicable]; (ii) the approval of the relevant PRC regulatory authorities as may be required by laws, rules and
regulations of the PRC being obtained by the Company if
appropriate; and (iii) the Company not being required by
any of its creditors to repay or to provide guarantee in
respect of any amount due to any of them [or if the
Company is so required by any of its creditors, the
Company having, in its absolute discretion, repaid or
provided guarantee in respect of such amount] pursuant to
the notification procedure set out in Article 30 of the Articles of Association of the Company; authorize the Board, subject
to the approval of all relevant PRC regulatory authorities for the repurchase of such H Shares being granted, to: i)
amend the Articles of Association of the Company as it
			For	5953200	0	0	0
	thinks fit so as to reduce the registered share capital of the

Company and to reflect the new capital structure of the
Company upon the repurchase of H Shares of the Company
as specified; and ii) file the amended Articles of Association of the Company with the relevant governmental authorities
of the PRC; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of a 12-
month period following the passing of this special resolution]

Guinness Atkinson Gobal Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

TRANSOCEAN INC
Security		G90073100		Meeting Type		Special
Ticker Symbol		RIG		Meeting Date		08-Dec-2008
ISIN		KYG900731004		Agenda		932973173 - Management
City				Holding Recon Date		27-Oct-2008
Country		United States		Vote Deadline Date		05-Dec-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	APPROVAL OF THE MERGER TRANSACTION TO BE EFFECTED BY THE SCHEMES OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B.			Management	For	For
02	APPROVAL OF THE MOTION TO ADJOURN THE MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE THE MERGER TRANSACTION.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	15491	0	02-Dec-2008	02-Dec-2008

PETROLEO BRASILEIRO S.A. - PETROBRAS
Security		71654V101		Meeting Type		Annual
Ticker Symbol		PBRA		Meeting Date		08-Apr-2009
ISIN		US71654V1017		Agenda		933032500 - Management
City				Holding Recon Date		23-Mar-2009
Country		Brazil		Vote Deadline Date		06-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
IV	ELECTION OF ONE MEMBER OF THE BOARD OF DIRECTORS			Management	For	For
VI	ELECTION OF ONE MEMBER OF THE AUDIT COMMITTEE AND HIS/HER RESPECTIVE SUBSITUTE			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	60660	0	02-Apr-2009	02-Apr-2009

NOBLE ENERGY, INC.
Security		655044105		Meeting Type		Annual
Ticker Symbol		NBL		Meeting Date		28-Apr-2009
ISIN		US6550441058		Agenda		933026557 - Management
City				Holding Recon Date		10-Mar-2009
Country		United States		Vote Deadline Date		27-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	JEFFREY L. BERENSON			For	For
	2	MICHAEL A. CAWLEY			For	For
	3	EDWARD F. COX			For	For
	4	CHARLES D. DAVIDSON			For	For
	5	THOMAS J. EDELMAN			For	For
	6	ERIC P. GRUBMAN			For	For
	7	KIRBY L. HEDRICK			For	For
	8	SCOTT D. URBAN			For	For
	9	WILLIAM T. VAN KLEEF			For	For
02	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.			Management	For	For
03	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 1992 STOCK OPTION AND RESTRICTED STOCK PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE FROM 22,000,000 TO 24,000,000.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	20935	0	02-Apr-2009	02-Apr-2009

MARATHON OIL CORPORATION
Security		565849106		Meeting Type		Annual
Ticker Symbol		MRO		Meeting Date		29-Apr-2009
ISIN		US5658491064		Agenda		933009424 - Management
City				Holding Recon Date		02-Mar-2009
Country		United States		Vote Deadline Date		28-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: CHARLES F. BOLDEN, JR.			Management	For	For
1B	ELECTION OF DIRECTOR: GREGORY H. BOYCE			Management	For	For
1C	ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR.			Management	For	For
1D	ELECTION OF DIRECTOR: DAVID A. DABERKO			Management	For	For
1E	ELECTION OF DIRECTOR: WILLIAM L. DAVIS			Management	For	For
1F	ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON			Management	For	For
1G	ELECTION OF DIRECTOR: PHILIP LADER			Management	For	For
1H	ELECTION OF DIRECTOR: CHARLES R. LEE			Management	For	For
1I	ELECTION OF DIRECTOR: MICHAEL E.J. PHELPS			Management	For	For
1J	ELECTION OF DIRECTOR: DENNIS H. REILLEY			Management	For	For
1K	ELECTION OF DIRECTOR: SETH E. SCHOFIELD			Management	For	For
1L	ELECTION OF DIRECTOR: JOHN W. SNOW			Management	For	For
1M	ELECTION OF DIRECTOR: THOMAS J. USHER			Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITOR FOR 2009			Management	For	For
03	STOCKHOLDER PROPOSAL TO AMEND OUR BY-LAWS TO LOWER THE THRESHOLD FOR STOCKHOLDERS TO CALL SPECIAL MEETINGS			Shareholder	Against	For
04	STOCKHOLDER PROPOSAL TO ADOPT A POLICY FOR RATIFICATION OF EXECUTIVE COMPENSATION			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	41100	0	02-Apr-2009	02-Apr-2009

OCCIDENTAL PETROLEUM CORPORATION
Security		674599105		Meeting Type		Annual
Ticker Symbol		OXY		Meeting Date		01-May-2009
ISIN		US6745991058		Agenda		933021230 - Management
City				Holding Recon Date		11-Mar-2009
Country		United States		Vote Deadline Date		30-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: SPENCER ABRAHAM			Management	For	For
1B	ELECTION OF DIRECTOR: RONALD W. BURKLE			Management	For	For
1C	ELECTION OF DIRECTOR: JOHN S. CHALSTY			Management	For	For
1D	ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN			Management	For	For
1E	ELECTION OF DIRECTOR: JOHN E. FEICK			Management	For	For
1F	ELECTION OF DIRECTOR: RAY R. IRANI			Management	For	For
1G	ELECTION OF DIRECTOR: IRVIN W. MALONEY			Management	For	For
1H	ELECTION OF DIRECTOR: AVEDICK B. POLADIAN			Management	For	For
1I	ELECTION OF DIRECTOR: RODOLFO SEGOVIA			Management	For	For
1J	ELECTION OF DIRECTOR: AZIZ D. SYRIANI			Management	For	For
1K	ELECTION OF DIRECTOR: ROSEMARY TOMICH			Management	For	For
1L	ELECTION OF DIRECTOR: WALTER L. WEISMAN			Management	For	For
02	RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT AUDITORS.			Management	For	For
03	AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO PERMIT STOCKHOLDERS TO CALL SPECIAL MEETINGS.			Management	For	For
04	REPORT ON ASSESSMENT OF HOST COUNTRY LAWS.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	19208	0	02-Apr-2009	02-Apr-2009

HESS CORPORATION
Security		42809H107		Meeting Type		Annual
Ticker Symbol		HES		Meeting Date		06-May-2009
ISIN		US42809H1077		Agenda		933018334 - Management
City				Holding Recon Date		16-Mar-2009
Country		United States		Vote Deadline Date		05-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	J.B. HESS			For	For
	2	S.W. BODMAN			For	For
	3	R. LAVIZZO-MOUREY			For	For
	4	C.G. MATTHEWS			For	For
	5	E.H. VON METZSCH			For	For
2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	23043	0	02-Apr-2009	02-Apr-2009

PEABODY ENERGY CORPORATION
Security		704549104		Meeting Type		Annual
Ticker Symbol		BTU		Meeting Date		07-May-2009
ISIN		US7045491047		Agenda		933021064 - Management
City				Holding Recon Date		13-Mar-2009
Country		United States		Vote Deadline Date		06-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTORS			Management
	1	GREGORY H. BOYCE			For	For
	2	WILLIAM E. JAMES			For	For
	3	ROBERT B. KARN III			For	For
	4	M. FRANCES KEETH			For	For
	5	HENRY E. LENTZ			For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
03	REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE MEASURES UNDER THE COMPANY'S 2004 LONG-TERM EQUITY INCENTIVE PLAN.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	30330	0	02-Apr-2009	02-Apr-2009

NEWFIELD EXPLORATION COMPANY
Security		651290108		Meeting Type		Annual
Ticker Symbol		NFX		Meeting Date		07-May-2009
ISIN		US6512901082		Agenda		933022989 - Management
City				Holding Recon Date		10-Mar-2009
Country		United States		Vote Deadline Date		06-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: DAVID A. TRICE			Management	For	For
1B	ELECTION OF DIRECTOR: LEE K. BOOTHBY			Management	For	For
1C	ELECTION OF DIRECTOR: PHILIP J. BURGUIERES			Management	For	For
1D	ELECTION OF DIRECTOR: PAMELA J. GARDNER			Management	For	For
1E	ELECTION OF DIRECTOR: DENNIS R. HENDRIX			Management	For	For
1F	ELECTION OF DIRECTOR: JOHN RANDOLPH KEMP III			Management	For	For
1G	ELECTION OF DIRECTOR: J. MICHAEL LACEY			Management	For	For
1H	ELECTION OF DIRECTOR: JOSEPH H. NETHERLAND			Management	For	For
1I	ELECTION OF DIRECTOR: HOWARD H. NEWMAN			Management	For	For
1J	ELECTION OF DIRECTOR: THOMAS G. RICKS			Management	For	For
1K	ELECTION OF DIRECTOR: JUANITA F. ROMANS			Management	For	For
1L	ELECTION OF DIRECTOR: C.E. (CHUCK) SHULTZ			Management	For	For
1M	ELECTION OF DIRECTOR: J. TERRY STRANGE			Management	For	For
02	PROPOSAL TO APPROVE THE NEWFIELD EXPLORATION COMPANY 2009 OMNIBUS STOCK PLAN.			Management	For	For
03	PROPOSAL TO APPROVE THE NEWFIELD EXPLORATION COMPANY 2009 NON-EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN.			Management	For	For
04	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	33186	0	02-Apr-2009	02-Apr-2009

APACHE CORPORATION
Security		037411105		Meeting Type		Annual
Ticker Symbol		APA		Meeting Date		07-May-2009
ISIN		US0374111054		Agenda		933026254 - Management
City				Holding Recon Date		18-Mar-2009
Country		United States		Vote Deadline Date		06-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	ELECTION OF DIRECTOR: FREDERICK M. BOHEN			Management	For	For
02	ELECTION OF DIRECTOR: GEORGE D. LAWRENCE			Management	For	For
03	ELECTION OF DIRECTOR: RODMAN D. PATTON			Management	For	For
04	ELECTION OF DIRECTOR: CHARLES J. PITMAN			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	9709	0	02-Apr-2009	02-Apr-2009

SWIFT ENERGY COMPANY
Security		870738101		Meeting Type		Annual
Ticker Symbol		SFY		Meeting Date		12-May-2009
ISIN		US8707381013		Agenda		933026393 - Management
City				Holding Recon Date		20-Mar-2009
Country		United States		Vote Deadline Date		11-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	CLYDE W. SMITH, JR.			For	For
	2	TERRY E. SWIFT			For	For
	3	CHARLES J. SWINDELLS			For	For
2	TO AMEND THE FIRST AMENDED AND RESTATED SWIFT ENERGY COMPANY 2005 STOCK COMPENSATION PLAN (THE "2005 PLAN")			Management	For	For
3	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS SWIFT ENERGY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	56400	0	02-Apr-2009	02-Apr-2009

CONOCOPHILLIPS
Security		20825C104		Meeting Type		Annual
Ticker Symbol		COP		Meeting Date		13-May-2009
ISIN		US20825C1045		Agenda		933026317 - Management
City				Holding Recon Date		16-Mar-2009
Country		United States		Vote Deadline Date		12-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: RICHARD L. ARMITAGE			Management	For	For
1B	ELECTION OF DIRECTOR: RICHARD H. AUCHINLECK			Management	For	For
1C	ELECTION OF DIRECTOR: JAMES E. COPELAND, JR.			Management	For	For
1D	ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN			Management	For	For
1E	ELECTION OF DIRECTOR: RUTH R. HARKIN			Management	For	For
1F	ELECTION OF DIRECTOR: HAROLD W. MCGRAW III			Management	For	For
1G	ELECTION OF DIRECTOR: JAMES J. MULVA			Management	For	For
1H	ELECTION OF DIRECTOR: HARALD J. NORVIK			Management	For	For
1I	ELECTION OF DIRECTOR: WILLIAM K. REILLY			Management	For	For
1J	ELECTION OF DIRECTOR: BOBBY S. SHACKOULS			Management	For	For
1K	ELECTION OF DIRECTOR: VICTORIA J. TSCHINKEL			Management	For	For
1L	ELECTION OF DIRECTOR: KATHRYN C. TURNER			Management	For	For
1M	ELECTION OF DIRECTOR: WILLIAM E. WADE, JR.			Management	For	For
02	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			Management	For	For
03	PROPOSAL TO APPROVE 2009 OMNIBUS STOCK AND PERFORMANCE INCENTIVE PLAN.			Management	For	For
04	UNIVERSAL HEALTH CARE PRINCIPLES.			Shareholder	Against	For
05	ADVISORY VOTE ON EXECUTIVE COMPENSATION.			Shareholder	Against	For
06	POLITICAL CONTRIBUTIONS.			Shareholder	Against	For
07	GREENHOUSE GAS REDUCTION.			Shareholder	Against	For
08	OIL SANDS DRILLING.			Shareholder	Against	For
09	DIRECTOR QUALIFICATIONS.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	19628	0	02-Apr-2009	02-Apr-2009

HELIX ENERGY SOLUTIONS GROUP, INC.
Security		42330P107		Meeting Type		Annual
Ticker Symbol		HLX		Meeting Date		13-May-2009
ISIN		US42330P1075		Agenda		933029856 - Management
City				Holding Recon Date		19-Mar-2009
Country		United States		Vote Deadline Date		12-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	WILLIAM L. TRANSIER			For	For
	2	T. WILLIAM PORTER			For	For
	3	JAMES A. WATT			For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	99880	0	02-Apr-2009	02-Apr-2009

TRANSOCEAN, LTD.
Security		H8817H100		Meeting Type		Annual
Ticker Symbol		RIG		Meeting Date		15-May-2009
ISIN		CH0048265513		Agenda		933083759 - Management
City				Holding Recon Date		24-Apr-2009
Country		United States		Vote Deadline Date		14-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	APPROVAL OF THE 2008 ANNUAL REPORT, THE CONSOLIDATED FINANCIAL STATEMENTS OF TRANSOCEAN LTD. FOR FISCAL YEAR 2008 AND THE STATUTORY FINANCIAL STATEMENTS OF TRANSOCEAN LTD.			Management
02	DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE OFFICERS FOR FISCAL YEAR 2008			Management
03	APPROPRIATION OF THE AVAILABLE RETAINED EARNINGS WITHOUT PAYMENT OF A DIVIDEND TO SHAREHOLDERS FOR FISCAL YEAR 2008 AND RELEASE OF CHF 3.5 BILLION OF LEGAL RESERVES TO OTHER RESERVES.			Management
04	AUTHORIZATION OF A SHARE REPURCHASE PROGRAM			Management
05	APPROVAL OF THE LONG-TERM INCENTIVE PLAN OF TRANSOCEAN LTD. IN THE FORM AS AMENDED AND RESTATED EFFECTIVE AS OF 2/12/09			Management
6A	REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: W. RICHARD ANDERSON			Management
6B	REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: RICHARD L. GEORGE			Management
6C	REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: ROBERT L. LONG			Management
6D	REELECTION OF CLASS I DIRECTOR FOR A THREE YEAR TERM: EDWARD R. MULLER			Management
6E	REELECTION OF CLASS III DIRECTOR FOR A TWO-YEAR TERM: VICTOR E. GRIJALVA			Management
07
APPOINTMENT OF ERNST & YOUNG LLP AS TRANSOCEAN
LTD.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM FOR FISCAL YEAR 2009 AND REELECTION OF ERNST
& YOUNG LTD., ZURICH, AS TRANSOCEAN LTD.'S AUDITOR
PURSUANT TO THE SWISS CODE OF OBLIGATIONS FOR A
FURTHER ONE-YEAR TERM
Management
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	17191	0

ANADARKO PETROLEUM CORPORATION
Security		032511107		Meeting Type		Annual
Ticker Symbol		APC		Meeting Date		19-May-2009
ISIN		US0325111070		Agenda		933038374 - Management
City				Holding Recon Date		25-Mar-2009
Country		United States		Vote Deadline Date		18-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: ROBERT J. ALLISON, JR.			Management	For	For
1B	ELECTION OF DIRECTOR: PETER J. FLUOR			Management	For	For
1C	ELECTION OF DIRECTOR: JOHN W. PODUSKA, SR.			Management	For	For
1D	ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS			Management	For	For
02	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.			Management	For	For
03	APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED.			Management	For	For
04	STOCKHOLDER PROPOSAL - AMENDMENT TO NON- DISCRIMINATION POLICY.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	17070	0	20-Apr-2009	20-Apr-2009

HALLIBURTON COMPANY
Security		406216101		Meeting Type		Annual
Ticker Symbol		HAL		Meeting Date		20-May-2009
ISIN		US4062161017		Agenda		933038487 - Management
City				Holding Recon Date		23-Mar-2009
Country		United States		Vote Deadline Date		19-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: A.M. BENNETT			Management	For	For
1B	ELECTION OF DIRECTOR: J.R. BOYD			Management	For	For
1C	ELECTION OF DIRECTOR: M. CARROLL			Management	For	For
1D	ELECTION OF DIRECTOR: S.M. GILLIS			Management	For	For
1E	ELECTION OF DIRECTOR: J.T. HACKETT			Management	For	For
1F	ELECTION OF DIRECTOR: D.J. LESAR			Management	For	For
1G	ELECTION OF DIRECTOR: R.A. MALONE			Management	For	For
1H	ELECTION OF DIRECTOR: J.L. MARTIN			Management	For	For
1I	ELECTION OF DIRECTOR: J.A. PRECOURT			Management	For	For
1J	ELECTION OF DIRECTOR: D.L. REED			Management	For	For
02	PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.			Management	For	For
03	PROPOSAL TO AMEND AND RESTATE THE 1993 STOCK AND INCENTIVE PLAN.			Management	For	For
04	PROPOSAL TO AMEND AND RESTATE THE 2002 EMPLOYEE STOCK PURCHASE PLAN.			Management	For	For
05	PROPOSAL ON HUMAN RIGHTS POLICY.			Shareholder	Against	For
06	PROPOSAL ON POLITICAL CONTRIBUTIONS.			Shareholder	Against	For
07	PROPOSAL ON LOW CARBON ENERGY REPORT.			Shareholder	Against	For
08	PROPOSAL ON ADDITIONAL COMPENSATION DISCUSSION AND ANALYSIS DISCLOSURE.			Shareholder	Against	For
09	PROPOSAL ON SPECIAL SHAREOWNER MEETINGS.			Shareholder	Against	For
10	PROPOSAL ON IRAQ OPERATIONS.			Shareholder
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	62500	0	20-Apr-2009	20-Apr-2009

CHEVRON CORPORATION
Security		166764100		Meeting Type		Annual
Ticker Symbol		CVX		Meeting Date		27-May-2009
ISIN		US1667641005		Agenda		933051067 - Management
City				Holding Recon Date		01-Apr-2009
Country		United States		Vote Deadline Date		26-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: S.H. ARMACOST			Management	For	For
1B	ELECTION OF DIRECTOR: L.F. DEILY			Management	For	For
1C	ELECTION OF DIRECTOR: R.E. DENHAM			Management	For	For
1D	ELECTION OF DIRECTOR: R.J. EATON			Management	For	For
1E	ELECTION OF DIRECTOR: E. HERNANDEZ			Management	For	For
1F	ELECTION OF DIRECTOR: F.G. JENIFER			Management	For	For
1G	ELECTION OF DIRECTOR: S. NUNN			Management	For	For
1H	ELECTION OF DIRECTOR: D.J. O'REILLY			Management	For	For
1I	ELECTION OF DIRECTOR: D.B. RICE			Management	For	For
1J	ELECTION OF DIRECTOR: K.W. SHARER			Management	For	For
1K	ELECTION OF DIRECTOR: C.R. SHOEMATE			Management	For	For
1L	ELECTION OF DIRECTOR: R.D. SUGAR			Management	For	For
1M	ELECTION OF DIRECTOR: C. WARE			Management	For	For
1N	ELECTION OF DIRECTOR: J.S. WATSON			Management	For	For
02	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM			Management	For	For
03	APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE CHEVRON INCENTIVE PLAN			Management	For	For
04	APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE LONG-TERM INCENTIVE PLAN OF CHEVRON CORPORATION			Management	For	For
05	SPECIAL STOCKHOLDER MEETINGS			Shareholder	Against	For
06	ADVISORY VOTE ON SUMMARY COMPENSATION TABLE			Shareholder	Against	For
07	GREENHOUSE GAS EMISSIONS			Shareholder	Against	For
08	COUNTRY SELECTION GUIDELINES			Shareholder	Against	For
09	HUMAN RIGHTS POLICY			Shareholder	Against	For
10	HOST COUNTRY LAWS			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	15326	0	18-May-2009	18-May-2009

PATTERSON-UTI ENERGY, INC.
Security		703481101		Meeting Type		Annual
Ticker Symbol		PTEN		Meeting Date		03-Jun-2009
ISIN		US7034811015		Agenda		933060410 - Management
City				Holding Recon Date		06-Apr-2009
Country		United States		Vote Deadline Date		02-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1	DIRECTOR			Management
	1	MARK S. SIEGEL			For	For
	2	KENNETH N. BERNS			For	For
	3	CHARLES O. BUCKNER			For	For
	4	CURTIS W. HUFF			For	For
	5	TERRY H. HUNT			For	For
	6	KENNETH R. PEAK			For	For
	7	CLOYCE A. TALBOTT			For	For
2	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	67670	0	27-May-2009	27-May-2009

PIONEER NATURAL RESOURCES COMPANY
Security		723787107		Meeting Type		Annual
Ticker Symbol		PXD		Meeting Date		17-Jun-2009
ISIN		US7237871071		Agenda		933077819 - Management
City				Holding Recon Date		22-Apr-2009
Country		United States		Vote Deadline Date		16-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	THOMAS D. ARTHUR			For	For
	2	ANDREW F. CATES			For	For
	3	SCOTT J. REIMAN			For	For
	4	SCOTT D. SHEFFIELD			For	For
02	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.			Management	For	For
03	APPROVAL OF THE AMENDMENT TO THE 2006 LONG-TERM INCENTIVE PLAN.			Management	For	For
04	APPROVAL OF THE SECTION 162(M) MATERIAL TERMS UNDER THE 2006 LONG-TERM INCENTIVE PLAN.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN3		837	41820	0	27-May-2009	27-May-2009

Guinness Atkinson Gobal Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

TRANSOCEAN INC
Cusip/Sedol:		H8817H100				Meeting Type:		Special
Ticker:		RIG				Meeting Date:		08-Dec-2008
ISIN		KYG900731004				Vote Deadline Date:		05-Dec-2008
Agenda		932973173	Management			Total Ballot Shares:		171491
Last Vote Date:		02-Dec-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	APPROVAL OF THE MERGER TRANSACTION TO BE EFFECTED BY THE SCHEMES OF ARRANGEMENT, ATTACHED TO THE ACCOMPANYING PROXY STATEMENT AS ANNEX B.			For	15491	0	0		0
2	APPROVAL OF THE MOTION TO ADJOURN THE MEETING TO A LATER DATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE MEETING TO APPROVE THE MERGER TRANSACTION.			For	15491	0	0		0
PETROLEO BRASILEIRO S.A. - PETROBRAS
Cusip/Sedol:		71654V101				Meeting Type:		Annual
Ticker:		PBRA				Meeting Date:		08-Apr-2009
ISIN		US71654V1017				Vote Deadline Date:		06-Apr-2009
Agenda		933032500	Management			Total Ballot Shares:		885124
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF ONE MEMBER OF THE BOARD OF DIRECTORS			For	60660	0	0		0
2	ELECTION OF ONE MEMBER OF THE AUDIT COMMITTEE AND HIS/HER RESPECTIVE SUBSITUTE			For	60660	0	0		0
NOBLE ENERGY, INC.
Cusip/Sedol:		655044105				Meeting Type:		Annual
Ticker:		NBL				Meeting Date:		28-Apr-2009
ISIN		US6550441058				Vote Deadline Date:		27-Apr-2009
Agenda		933026557	Management			Total Ballot Shares:		20935
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	JEFFREY L. BERENSON			20935	0	0		0
	2	MICHAEL A. CAWLEY			20935	0	0		0
	3	EDWARD F. COX			20935	0	0		0
	4	CHARLES D. DAVIDSON			20935	0	0		0
	5	THOMAS J. EDELMAN			20935	0	0		0
	6	ERIC P. GRUBMAN			20935	0	0		0
	7	KIRBY L. HEDRICK			20935	0	0		0
	8	SCOTT D. URBAN			20935	0	0		0
	9	WILLIAM T. VAN KLEEF			20935	0	0		0
2	PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.			For	20935	0	0		0
3	PROPOSAL TO APPROVE AN AMENDMENT TO THE COMPANY'S 1992 STOCK OPTION AND RESTRICTED STOCK PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE FROM 22,000,000 TO 24,000,000.			For	20935	0	0		0
MARATHON OIL CORPORATION
Cusip/Sedol:		565849106				Meeting Type:		Annual
Ticker:		MRO				Meeting Date:		29-Apr-2009
ISIN		US5658491064				Vote Deadline Date:		28-Apr-2009
Agenda		933009424	Management			Total Ballot Shares:		164395
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: CHARLES F. BOLDEN, JR.			For	41100	0	0		0
2	ELECTION OF DIRECTOR: GREGORY H. BOYCE			For	41100	0	0		0
3	ELECTION OF DIRECTOR: CLARENCE P. CAZALOT, JR.			For	41100	0	0		0
4	ELECTION OF DIRECTOR: DAVID A. DABERKO			For	41100	0	0		0
5	ELECTION OF DIRECTOR: WILLIAM L. DAVIS			For	41100	0	0		0
6	ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON			For	41100	0	0		0
7	ELECTION OF DIRECTOR: PHILIP LADER			For	41100	0	0		0
8	ELECTION OF DIRECTOR: CHARLES R. LEE			For	41100	0	0		0
9	ELECTION OF DIRECTOR: MICHAEL E.J. PHELPS			For	41100	0	0		0
10	ELECTION OF DIRECTOR: DENNIS H. REILLEY			For	41100	0	0		0
11	ELECTION OF DIRECTOR: SETH E. SCHOFIELD			For	41100	0	0		0
12	ELECTION OF DIRECTOR: JOHN W. SNOW			For	41100	0	0		0
13	ELECTION OF DIRECTOR: THOMAS J. USHER			For	41100	0	0		0
14	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITOR FOR 2009			For	41100	0	0		0
15	STOCKHOLDER PROPOSAL TO AMEND OUR BY-LAWS TO LOWER THE THRESHOLD FOR STOCKHOLDERS TO CALL SPECIAL MEETINGS			Against	0	41100	0		0
16	STOCKHOLDER PROPOSAL TO ADOPT A POLICY FOR RATIFICATION OF EXECUTIVE COMPENSATION			Against	0	41100	0		0
OCCIDENTAL PETROLEUM CORPORATION
Cusip/Sedol:		674599105				Meeting Type:		Annual
Ticker:		OXY				Meeting Date:		01-May-2009
ISIN		US6745991058				Vote Deadline Date:		30-Apr-2009
Agenda		933021230	Management			Total Ballot Shares:		90853
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: SPENCER ABRAHAM			For	19208	0	0		0
2	ELECTION OF DIRECTOR: RONALD W. BURKLE			For	19208	0	0		0
3	ELECTION OF DIRECTOR: JOHN S. CHALSTY			For	19208	0	0		0
4	ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN			For	19208	0	0		0
5	ELECTION OF DIRECTOR: JOHN E. FEICK			For	19208	0	0		0
6	ELECTION OF DIRECTOR: RAY R. IRANI			For	19208	0	0		0
7	ELECTION OF DIRECTOR: IRVIN W. MALONEY			For	19208	0	0		0
8	ELECTION OF DIRECTOR: AVEDICK B. POLADIAN			For	19208	0	0		0
9	ELECTION OF DIRECTOR: RODOLFO SEGOVIA			For	19208	0	0		0
10	ELECTION OF DIRECTOR: AZIZ D. SYRIANI			For	19208	0	0		0
11	ELECTION OF DIRECTOR: ROSEMARY TOMICH			For	19208	0	0		0
12	ELECTION OF DIRECTOR: WALTER L. WEISMAN			For	19208	0	0		0
13	RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT AUDITORS.			For	19208	0	0		0
14	AMENDMENT OF RESTATED CERTIFICATE OF INCORPORATION TO PERMIT STOCKHOLDERS TO CALL SPECIAL MEETINGS.			For	19208	0	0		0
15	REPORT ON ASSESSMENT OF HOST COUNTRY LAWS.			Against	0	19208	0		0
HESS CORPORATION
Cusip/Sedol:		42809H107				Meeting Type:		Annual
Ticker:		HES				Meeting Date:		06-May-2009
ISIN		US42809H1077				Vote Deadline Date:		05-May-2009
Agenda		933018334	Management			Total Ballot Shares:		23043
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	J.B. HESS			23043	0	0		0
	2	S.W. BODMAN			23043	0	0		0
	3	R. LAVIZZO-MOUREY			23043	0	0		0
	4	C.G. MATTHEWS			23043	0	0		0
	5	E.H. VON METZSCH			23043	0	0		0
2	RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR ENDING DECEMBER 31, 2009.			For	23043	0	0		0
APACHE CORPORATION
Cusip/Sedol:		037411105				Meeting Type:		Annual
Ticker:		APA				Meeting Date:		07-May-2009
ISIN		US0374111054				Vote Deadline Date:		06-May-2009
Agenda		933026254	Management			Total Ballot Shares:		9709
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: FREDERICK M. BOHEN			For	9709	0	0		0
2	ELECTION OF DIRECTOR: GEORGE D. LAWRENCE			For	9709	0	0		0
3	ELECTION OF DIRECTOR: RODMAN D. PATTON			For	9709	0	0		0
4	ELECTION OF DIRECTOR: CHARLES J. PITMAN			For	9709	0	0		0
NEWFIELD EXPLORATION COMPANY
cusip/Sedol:		651290108				Meeting Type:		Annual
Ticker:		NFX				Meeting Date:		07-May-2009
ISIN		US6512901082				Vote Deadline Date:		06-May-2009
Agenda		933022989	Management			Total Ballot Shares:		594444
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: DAVID A. TRICE			For	33186	0	0		0
2	ELECTION OF DIRECTOR: LEE K. BOOTHBY			For	33186	0	0		0
3	ELECTION OF DIRECTOR: PHILIP J. BURGUIERES			For	33186	0	0		0
4	ELECTION OF DIRECTOR: PAMELA J. GARDNER			For	33186	0	0		0
5	ELECTION OF DIRECTOR: DENNIS R. HENDRIX			For	33186	0	0		0
6	ELECTION OF DIRECTOR: JOHN RANDOLPH KEMP III			For	33186	0	0		0
7	ELECTION OF DIRECTOR: J. MICHAEL LACEY			For	33186	0	0		0
8	ELECTION OF DIRECTOR: JOSEPH H. NETHERLAND			For	33186	0	0		0
9	ELECTION OF DIRECTOR: HOWARD H. NEWMAN			For	33186	0	0		0
10	ELECTION OF DIRECTOR: THOMAS G. RICKS			For	33186	0	0		0
11	ELECTION OF DIRECTOR: JUANITA F. ROMANS			For	33186	0	0		0
12	ELECTION OF DIRECTOR: C.E. (CHUCK) SHULTZ			For	33186	0	0		0
13	ELECTION OF DIRECTOR: J. TERRY STRANGE			For	33186	0	0		0
14	PROPOSAL TO APPROVE THE NEWFIELD EXPLORATION COMPANY 2009 OMNIBUS STOCK PLAN.			For	33186	0	0		0
15	PROPOSAL TO APPROVE THE NEWFIELD EXPLORATION COMPANY 2009 NON-EMPLOYEE DIRECTOR RESTRICTED STOCK PLAN.			For	33186	0	0		0
16	PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2009.			For	33186	0	0		0
PEABODY ENERGY CORPORATION
Cusip/Sedol:		704549104				Meeting Type:		Annual
Ticker:		BTU				Meeting Date:		07-May-2009
ISIN		US7045491047				Vote Deadline Date:		06-May-2009
Agenda		933021064	Management			Total Ballot Shares:		30330
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTORS			For
	1	GREGORY H. BOYCE			30330	0	0		0
	2	WILLIAM E. JAMES			30330	0	0		0
	3	ROBERT B. KARN III			30330	0	0		0
	4	M. FRANCES KEETH			30330	0	0		0
	5	HENRY E. LENTZ			30330	0	0		0
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			For	30330	0	0		0
3	REAPPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE MEASURES UNDER THE COMPANY'S 2004 LONG-TERM EQUITY INCENTIVE PLAN.			For	30330	0	0		0
SWIFT ENERGY COMPANY
Cusip/Sedol:		870738101				Meeting Type:		Annual
Ticker:		SFY				Meeting Date:		12-May-2009
ISIN		US8707381013				Vote Deadline Date:		11-May-2009
Agenda		933026393	Management			Total Ballot Shares:		56400
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	CLYDE W. SMITH, JR.			56400	0	0		0
	2	TERRY E. SWIFT			56400	0	0		0
	3	CHARLES J. SWINDELLS			56400	0	0		0
2	TO AMEND THE FIRST AMENDED AND RESTATED SWIFT ENERGY COMPANY 2005 STOCK COMPENSATION PLAN (THE "2005 PLAN")			For	56400	0	0		0
3	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS SWIFT ENERGY'S INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009			For	56400	0	0		0
CONOCOPHILLIPS
Cusip/Sedol:		20825C104				Meeting Type:		Annual
Ticker:		COP				Meeting Date:		13-May-2009
ISIN		US20825C1045				Vote Deadline Date:		12-May-2009
Agenda		933026317	Management			Total Ballot Shares:		802508
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: RICHARD L. ARMITAGE			For	19628	0	0		0
2	ELECTION OF DIRECTOR: RICHARD H. AUCHINLECK			For	19628	0	0		0
3	ELECTION OF DIRECTOR: JAMES E. COPELAND, JR.			For	19628	0	0		0
4	ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN			For	19628	0	0		0
5	ELECTION OF DIRECTOR: RUTH R. HARKIN			For	19628	0	0		0
6	ELECTION OF DIRECTOR: HAROLD W. MCGRAW III			For	19628	0	0		0
7	ELECTION OF DIRECTOR: JAMES J. MULVA			For	19628	0	0		0
8	ELECTION OF DIRECTOR: HARALD J. NORVIK			For	19628	0	0		0
9	ELECTION OF DIRECTOR: WILLIAM K. REILLY			For	19628	0	0		0
10	ELECTION OF DIRECTOR: BOBBY S. SHACKOULS			For	19628	0	0		0
11	ELECTION OF DIRECTOR: VICTORIA J. TSCHINKEL			For	19628	0	0		0
12	ELECTION OF DIRECTOR: KATHRYN C. TURNER			For	19628	0	0		0
13	ELECTION OF DIRECTOR: WILLIAM E. WADE, JR.			For	19628	0	0		0
14	PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			For	19628	0	0		0
15	PROPOSAL TO APPROVE 2009 OMNIBUS STOCK AND PERFORMANCE INCENTIVE PLAN.			For	19628	0	0		0
16	UNIVERSAL HEALTH CARE PRINCIPLES.			Against	0	19628	0		0
17	ADVISORY VOTE ON EXECUTIVE COMPENSATION.			Against	0	19628	0		0
18	POLITICAL CONTRIBUTIONS.			Against	0	19628	0		0
19	GREENHOUSE GAS REDUCTION.			Against	0	19628	0		0
20	OIL SANDS DRILLING.			Against	0	19628	0		0
21	DIRECTOR QUALIFICATIONS.			Against	0	19628	0		0
HELIX ENERGY SOLUTIONS GROUP, INC.
Cusip/Sedol:		42330P107				Meeting Type:		Annual
Ticker:		HLX				Meeting Date:		13-May-2009
ISIN		US42330P1075				Vote Deadline Date:		12-May-2009
Agenda		933029856	Management			Total Ballot Shares:		99880
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	WILLIAM L. TRANSIER			99880	0	0		0
	2	T. WILLIAM PORTER			99880	0	0		0
	3	JAMES A. WATT			99880	0	0		0
ANADARKO PETROLEUM CORPORATION
Cusip/Sedol:		032511107				Meeting Type:		Annual
Ticker:		APC				Meeting Date:		19-May-2009
ISIN		US0325111070				Vote Deadline Date:		18-May-2009
Agenda		933038374	Management			Total Ballot Shares:		307032
Last Vote Date:		20-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: ROBERT J. ALLISON, JR.			For	17070	0	0		0
2	ELECTION OF DIRECTOR: PETER J. FLUOR			For	17070	0	0		0
3	ELECTION OF DIRECTOR: JOHN W. PODUSKA, SR.			For	17070	0	0		0
4	ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS			For	17070	0	0		0
5	RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS.			For	17070	0	0		0
6	APPROVAL OF AMENDMENT TO RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED.			For	17070	0	0		0
7	STOCKHOLDER PROPOSAL - AMENDMENT TO NON- DISCRIMINATION POLICY.			Against	0	17070	0		0
HALLIBURTON COMPANY
Cusip/Sedol:		406216101				Meeting Type:		Annual
Ticker:		HAL				Meeting Date:		20-May-2009
ISIN		US4062161017				Vote Deadline Date:		19-May-2009
Agenda		933038487	Management			Total Ballot Shares:		648894
Last Vote Date:		20-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: A.M. BENNETT			For	62500	0	0		0
2	ELECTION OF DIRECTOR: J.R. BOYD			For	62500	0	0		0
3	ELECTION OF DIRECTOR: M. CARROLL			For	62500	0	0		0
4	ELECTION OF DIRECTOR: S.M. GILLIS			For	62500	0	0		0
5	ELECTION OF DIRECTOR: J.T. HACKETT			For	62500	0	0		0
6	ELECTION OF DIRECTOR: D.J. LESAR			For	62500	0	0		0
7	ELECTION OF DIRECTOR: R.A. MALONE			For	62500	0	0		0
8	ELECTION OF DIRECTOR: J.L. MARTIN			For	62500	0	0		0
9	ELECTION OF DIRECTOR: J.A. PRECOURT			For	62500	0	0		0
10	ELECTION OF DIRECTOR: D.L. REED			For	62500	0	0		0
11	PROPOSAL FOR RATIFICATION OF THE SELECTION OF AUDITORS.			For	62500	0	0		0
12	PROPOSAL TO AMEND AND RESTATE THE 1993 STOCK AND INCENTIVE PLAN.			For	62500	0	0		0
13	PROPOSAL TO AMEND AND RESTATE THE 2002 EMPLOYEE STOCK PURCHASE PLAN.			For	62500	0	0		0
14	PROPOSAL ON HUMAN RIGHTS POLICY.			Against	0	62500	0		0
15	PROPOSAL ON POLITICAL CONTRIBUTIONS.			Against	0	62500	0		0
16	PROPOSAL ON LOW CARBON ENERGY REPORT.			Against	0	62500	0		0
17	PROPOSAL ON ADDITIONAL COMPENSATION DISCUSSION AND ANALYSIS DISCLOSURE.			Against	0	62500	0		0
18	PROPOSAL ON SPECIAL SHAREOWNER MEETINGS.			Against	0	62500	0		0
19	PROPOSAL ON IRAQ OPERATIONS.			Against
CHEVRON CORPORATION
Cusip/Sedol:		166764100				Meeting Type:		Annual
Ticker:		CVX				Meeting Date:		27-May-2009
ISIN		US1667641005				Vote Deadline Date:		26-May-2009
Agenda		933051067	Management			Total Ballot Shares:		15326
Last Vote Date:		18-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: S.H. ARMACOST			For	15326	0	0		0
2	ELECTION OF DIRECTOR: L.F. DEILY			For	15326	0	0		0
3	ELECTION OF DIRECTOR: R.E. DENHAM			For	15326	0	0		0
4	ELECTION OF DIRECTOR: R.J. EATON			For	15326	0	0		0
5	ELECTION OF DIRECTOR: E. HERNANDEZ			For	15326	0	0		0
6	ELECTION OF DIRECTOR: F.G. JENIFER			For	15326	0	0		0
7	ELECTION OF DIRECTOR: S. NUNN			For	15326	0	0		0
8	ELECTION OF DIRECTOR: D.J. O'REILLY			For	15326	0	0		0
9	ELECTION OF DIRECTOR: D.B. RICE			For	15326	0	0		0
10	ELECTION OF DIRECTOR: K.W. SHARER			For	15326	0	0		0
11	ELECTION OF DIRECTOR: C.R. SHOEMATE			For	15326	0	0		0
12	ELECTION OF DIRECTOR: R.D. SUGAR			For	15326	0	0		0
13	ELECTION OF DIRECTOR: C. WARE			For	15326	0	0		0
14	ELECTION OF DIRECTOR: J.S. WATSON			For	15326	0	0		0
15	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM			For	15326	0	0		0
16	APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE CHEVRON INCENTIVE PLAN			For	15326	0	0		0
17	APPROVE THE MATERIAL TERMS OF PERFORMANCE GOALS FOR PERFORMANCE-BASED AWARDS UNDER THE LONG-TERM INCENTIVE PLAN OF CHEVRON CORPORATION			For	15326	0	0		0
18	SPECIAL STOCKHOLDER MEETINGS			Against	0	15326	0		0
19	ADVISORY VOTE ON SUMMARY COMPENSATION TABLE			Against	0	15326	0		0
20	GREENHOUSE GAS EMISSIONS			Against	0	15326	0		0
21	COUNTRY SELECTION GUIDELINES			Against	0	15326	0		0
22	HUMAN RIGHTS POLICY			Against	0	15326	0		0
23	HOST COUNTRY LAWS			Against	0	15326	0		0
PATTERSON-UTI ENERGY, INC.
Cusip/Sedol:		703481101				Meeting Type:		Annual
Ticker:		PTEN				Meeting Date:		03-Jun-2009
ISIN		US7034811015				Vote Deadline Date:		02-Jun-2009
Agenda		933060410	Management			Total Ballot Shares:		67670
Last Vote Date:		27-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	MARK S. SIEGEL			67670	0	0		0
	2	KENNETH N. BERNS			67670	0	0		0
	3	CHARLES O. BUCKNER			67670	0	0		0
	4	CURTIS W. HUFF			67670	0	0		0
	5	TERRY H. HUNT			67670	0	0		0
	6	KENNETH R. PEAK			67670	0	0		0
	7	CLOYCE A. TALBOTT			67670	0	0		0
2	RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009			For	67670	0	0		0
PIONEER NATURAL RESOURCES COMPANY
Cusip/Sedol:		723787107				Meeting Type:		Annual
Ticker:		PXD				Meeting Date:		17-Jun-2009
ISIN		US7237871071				Vote Deadline Date:		16-Jun-2009
Agenda		933077819	Management			Total Ballot Shares:		41820
Last Vote Date:		27-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	THOMAS D. ARTHUR			41820	0	0		0
	2	ANDREW F. CATES			41820	0	0		0
	3	SCOTT J. REIMAN			41820	0	0		0
	4	SCOTT D. SHEFFIELD			41820	0	0		0
2	RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.			For	41820	0	0		0
3	APPROVAL OF THE AMENDMENT TO THE 2006 LONG- TERM INCENTIVE PLAN.			For	41820	0	0		0
4	APPROVAL OF THE SECTION 162(M) MATERIAL TERMS UNDER THE 2006 LONG-TERM INCENTIVE PLAN.			For	41820	0	0		0

Guinness Atkinson Gobal Energy Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

COASTAL ENERGY COMPANY
Security		G22404118	Meeting Type	Annual
Ticker Symbol		CENJF	Meeting Date	18-Aug-2008
ISIN		KYG224041189	Agenda	932933357 - Management
City			Holding Recon Date	20-Jun-2008
Country		Canada	Vote Deadline Date	13-Aug-2008
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RANDY L. BARTLEY		For	For
	2	C. ROBERT BLACK		For	For
	3	BERNARD DE COMBRET		For	For
	4	FRANK A. INOUYE		For	For
	5	OLIVIER DE MONTAL		For	For
	6	JOHN J. MURPHY		For	For
	7	LLOYD BARNABY SMITH		For	For
	8	FORREST E. WYLIE		For	For
	9	JOHN B. ZAOZIRNY		For	For
02	TO APPOINT DELOITTE & TOUCHE, LLP AS AUDITORS OF THE COMPANY		Management	For	For
03	TO AUTHORIZE THE DIRECTORS TO FIX THE AUDITORS' REMUNERATION		Management	For	For
04	TO CONSIDER AND, IF THOUGHT FIT, PASS WITH OR WITHOUT VARIATION AN ORDINARY RESOLUTION OF THE COMPANY'S DISINTERESTED SHAREHOLDERS APPROVING THE COMPANY'S 2008 INCENTIVE STOCK OPTION PLAN		Management	For	For
05	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.		Management	For	For
ENCANA CORPORATION
Security		292505104	Meeting Type	Annual
Ticker Symbol		ECA	Meeting Date	22-Apr-2009
ISIN		CA2925051047	Agenda	933018271 - Management
City			Holding Recon Date	09-Mar-2009
Country		Canada	Vote Deadline Date	17-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RALPH S. CUNNINGHAM		For	For
	2	PATRICK D. DANIEL		For	For
	3	IAN W. DELANEY		For	For
	4	RANDALL K. ERESMAN		For	For
	5	CLAIRE S. FARLEY		For	For
	6	MICHAEL A. GRANDIN		For	For
	7	BARRY W. HARRISON		For	For
	8	VALERIE A.A. NIELSEN		For	For
	9	DAVID P. O'BRIEN		For	For
	10	JANE L. PEVERETT		For	For
	11	ALLAN P. SAWIN		For	For
	12	WAYNE G. THOMSON		For	For
	13	CLAYTON H. WOITAS		For	For
02	APPOINTMENT OF AUDITORS - PRICEWATERHOUSECOOPERS LLP AT A REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.		Management	For	For
SUNCOR ENERGY INC.
Security		867229106	Meeting Type	Annual
Ticker Symbol		SU	Meeting Date	23-Apr-2009
ISIN		CA8672291066	Agenda	933013992 - Management
City			Holding Recon Date	23-Feb-2009
Country		Canada	Vote Deadline Date	22-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	MEL E. BENSON		For	For
	2	BRIAN A. CANFIELD		For	For
	3	BRYAN P. DAVIES		For	For
	4	BRIAN A. FELESKY		For	For
	5	JOHN T. FERGUSON		For	For
	6	W. DOUGLAS FORD		For	For
	7	RICHARD L. GEORGE		For	For
	8	JOHN R. HUFF		For	For
	9	M. ANN MCCAIG		For	For
	10	MICHAEL W. O'BRIEN		For	For
	11	EIRA M. THOMAS		For	For
02	RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITOR OF THE CORPORATION FOR THE ENSUING YEAR.		Management	For	For
NEXEN INC.
Security		65334H102	Meeting Type	Annual
Ticker Symbol		NXY	Meeting Date	28-Apr-2009
ISIN		CA65334H1029	Agenda	933009602 - Management
City			Holding Recon Date	09-Mar-2009
Country		Canada	Vote Deadline Date	23-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	W.B. BERRY		For	For
	2	R.G. BERTRAM		For	For
	3	D.G. FLANAGAN		For	For
	4	S.B. JACKSON		For	For
	5	K.J. JENKINS		For	For
	6	A.A. MCLELLAN		For	For
	7	E.P. NEWELL		For	For
	8	T.C. O'NEILL		For	For
	9	M.F. ROMANOW		For	For
	10	F.M. SAVILLE		For	For
	11	J.M. WILLSON		For	For
	12	V.J. ZALESCHUK		For	For
02	TO APPOINT DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2009.		Management	For	For
PETRO-CANADA
Security		71644E102	Meeting Type	Annual
Ticker Symbol		PCZ	Meeting Date	28-Apr-2009
ISIN		CA71644E1025	Agenda	933015150 - Management
City			Holding Recon Date	27-Feb-2009
Country		Canada	Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	DIRECTOR		Management
	1	RON A. BRENNEMAN		For	For
	2	HANS BRENNINKMEYER		For	For
	3	CLAUDE FONTAINE		For	For
	4	PAUL HASELDONCKX		For	For
	5	THOMAS E. KIERANS		For	For
	6	BRIAN F. MACNEILL		For	For
	7	MAUREEN MCCAW		For	For
	8	PAUL D. MELNUK		For	For
	9	GUYLAINE SAUCIER		For	For
	10	JAMES W. SIMPSON		For	For
	11	DANIEL L. VALOT		For	For
02	APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF THE COMPANY.		Management	For	For
OPTI CANADA INC.
Security		68383K109	Meeting Type	Annual and Special Meeting
Ticker Symbol		OPCDF	Meeting Date	28-Apr-2009
ISIN		CA68383K1093	Agenda	933023741 - Management
City			Holding Recon Date	09-Mar-2009
Country		Canada	Vote Deadline Date	23-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	ON FIXING THE NUMBER OF DIRECTORS TO BE ELECTED AT SIX (6):		Management	For	For
02	DIRECTOR		Management
	1	IAN W. DELANEY		For	For
	2	CHARLES L. DUNLAP		For	For
	3	EDYTHE (DEE) MARCOUX		For	For
	4	CHRISTOPHER P. SLUBICKI		For	For
	5	JAMES M. STANFORD		For	For
	6	BRUCE WATERMAN		For	For
03	ON THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE CORPORATION:		Management	For	For
04	ON THE EXTENSION OF THE CORPORATION'S SHAREHOLDER RIGHTS PLAN AS SET FORTH IN THE PROXY CIRCULAR.		Management	For	For
IMPERIAL OIL LIMITED
Security		453038408	Meeting Type	Annual
Ticker Symbol		IMO	Meeting Date	30-Apr-2009
ISIN		CA4530384086	Agenda	933007874 - Management
City			Holding Recon Date	02-Mar-2009
Country		Canada	Vote Deadline Date	27-Apr-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	PRICEWATERHOUSECOOPERS LLP BE REAPPOINTED AS AUDITORS OF THE COMPANY.		Management	For	For
02	DIRECTOR		Management
	1	KRYSTYNA T. HOEG		For	For
	2	BRUCE H. MARCH		For	For
	3	JACK M. MINTZ		For	For
	4	ROBERT C. OLSEN		For	For
	5	ROGER PHILLIPS		For	For
	6	PAUL A. SMITH		For	For
	7	SHEELAGH D. WHITTAKER		For	For
	8	VICTOR L. YOUNG		For	For
WESTERNZAGROS RESOURCES LTD.
Security		960008100	Meeting Type	Annual and Special Meeting
Ticker Symbol		WZGRF	Meeting Date	12-May-2009
ISIN		CA9600081009	Agenda	933061171 - Management
City			Holding Recon Date	09-Apr-2009
Country		Canada	Vote Deadline Date	07-May-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	ON THE ELECTION OF DIRECTORS, FOR THE NOMINEES SET FORTH IN THE INFORMATION CIRCULAR OF THE CORPORATION DATED MARCH 26, 2009 (THE "INFORMATION CIRCULAR").		Management	For	For
02	ON THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION.		Management	For	For
03	ON THE APPROVAL OF THE CORPORATION'S EXISTING STOCK OPTION PLAN AS REQUIRED BY THE TSX VENTURE EXCHANGE.		Management	For	For
PETRO-CANADA
Security		71644E102	Meeting Type	Annual and Special Meeting
Ticker Symbol		PCZ	Meeting Date	04-Jun-2009
ISIN		CA71644E1025	Agenda	933078138 - Management
City			Holding Recon Date	28-Apr-2009
Country		Canada	Vote Deadline Date	01-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
THE PLAN OF ARRANGEMENT (THE "ARRANGEMENT")
UNDER SECTION 192 OF THE CANADA BUSINESS
CORPORATIONS ACT PROVIDING FOR THE AMALGAMATION
OF SUNCOR ENERGY INC. AND PETRO-CANADA, AS MORE
PARTICULARLY DESCRIBED IN THE ACCOMPANYING JOINT
INFORMATION CIRCULAR AND PROXY STATEMENT OF
SUNCOR ENERGY INC. AND PETRO-CANADA.
			Management	For	For
02	THE ADOPTION OF A STOCK OPTION PLAN BY THE CORPORATION FORMED BY THE AMALGAMATION OF SUNCOR ENERGY INC. AND PETRO-CANADA, CONDITIONAL UPON THE ARRANGEMENT BECOMING EFFECTIVE.		Management	For	For
03	DIRECTOR		Management
	1	RON A. BRENNEMAN		For	For
	2	HANS BRENNINKMEYER		For	For
	3	CLAUDE FONTAINE		For	For
	4	PAUL HASELDONCKX		For	For
	5	THOMAS E. KIERANS		For	For
	6	BRIAN F. MACNEILL		For	For
	7	MAUREEN MCCAW		For	For
	8	PAUL D. MELNUK		For	For
	9	GUYLAINE SAUCIER		For	For
	10	JAMES W. SIMPSON		For	For
	11	DANIEL L. VALOT		For	For
04	APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS OF PETRO-CANADA UNTIL THE EARLIER OF THE COMPLETION OF THE ARRANGEMENT AND THE CLOSE OF THE NEXT ANNUAL MEETING OF SHAREHOLDERS OF PETRO-CANADA.		Management	For	For
SUNCOR ENERGY INC.
Security		867229106	Meeting Type	Annual and Special Meeting
Ticker Symbol		SU	Meeting Date	04-Jun-2009
ISIN		CA8672291066	Agenda	933078164 - Management
City			Holding Recon Date	28-Apr-2009
Country		Canada	Vote Deadline Date	01-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01
THE PLAN OF ARRANGEMENT (THE "ARRANGEMENT")
UNDER SECTION 192 OF THE CANADA BUSINESS
CORPORATIONS ACT PROVIDING FOR THE AMALGAMATION
OF SUNCOR ENERGY INC. AND PETRO-CANADA, AS MORE
PARTICULARLY DESCRIBED IN THE ACCOMPANYING JOINT
INFORMATION CIRCULAR AND PROXY STATEMENT OF
SUNCOR ENERGY INC. AND PETRO- CANADA.
			Management	For	For
02	THE ADOPTION OF A STOCK OPTION PLAN BY THE CORPORATION FORMED BY THE AMALGAMATION OF SUNCOR ENERGY INC. AND PETRO-CANADA, CONDITIONAL UPON THE ARRANGEMENT BECOMING EFFECTIVE.		Management	For	For
03	DIRECTOR		Management
	1	MEL E. BENSON		For	For
	2	BRIAN A. CANFIELD		For	For
	3	BRYAN P. DAVIES		For	For
	4	BRIAN A. FELESKY		For	For
	5	JOHN T. FERGUSON		For	For
	6	W. DOUGLAS FORD		For	For
	7	RICHARD L. GEORGE		For	For
	8	JOHN R. HUFF		For	For
	9	M. ANN MCCAIG		For	For
	10	MICHAEL W. O'BRIEN		For	For
	11	EIRA M. THOMAS		For	For
04	RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITOR OF SUNCOR ENERGY INC. UNTIL THE EARLIER OF THE COMPLETION OF THE ARRANGEMENT AND THE CLOSE OF THE NEXT ANNUAL GENERAL MEETING.		Management	For	For
ADDAX PETROLEUM CORPORATION
Security		00652V102	Meeting Type	Annual
Ticker Symbol		ADXTF	Meeting Date	25-Jun-2009
ISIN		CA00652V1022	Agenda	933099106 - Management
City			Holding Recon Date	11-May-2009
Country		Canada	Vote Deadline Date	22-Jun-2009
SEDOL(s)			Quick Code
Item	Proposal		Type	Vote	For/Against Management
01	REAPPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITOR OF THE CORPORATION FOR THE ENSUING YEAR, AT SUCH REMUNERATION AS MAY BE APPROVED BY THE AUDIT COMMITTEE OF THE CORPORATION.		Management	For	For
02	DIRECTOR		Management
	1	PETER DEY		For	For
	2	JEAN CLAUDE GANDUR		For	For
	3	BRIAN ANDERSON		For	For
	4	JAMES DAVIE		For	For
	5	S. PAUL DE HEINRICH		For	For
	6	GERRY MACEY		For	For
	7	AFOLABI OLADELE		For	For
	8	WESLEY TWISS		For	For

Guinness Atkinson Global Innovators Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

VODAFONE GROUP PLC
Security		92857W209		Meeting Type	Annual
Ticker Symbol		VOD		Meeting Date	29-Jul-2008
ISIN		US92857W2098		Agenda	932928990 - Management
City				Holding Recon Date	10-Jun-2008
Country		United States		Vote Deadline Date	18-Jul-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	TO RECEIVE THE COMPANY'S ACCOUNTS AND REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR ENDED 31 MARCH 2008.			Management	For	For
02	TO RE-ELECT SIR JOHN BOND AS A DIRECTOR (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)			Management	For	For
03	TO RE-ELECT JOHN BUCHANAN AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE) (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)			Management	For	For
04	TO RE-ELECT VITTORIO COLAO AS A DIRECTOR			Management	For	For
05	TO RE-ELECT ANDY HALFORD AS A DIRECTOR			Management	For	For
06	TO RE-ELECT ALAN JEBSON AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			Management	For	For
07	TO RE-ELECT NICK LAND AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			Management	For	For
08	TO RE-ELECT ANNE LAUVERGEON AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			Management	For	For
09	TO RE-ELECT SIMON MURRAY AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			Management	For	For
10	TO RE-ELECT LUC VANDEVELDE AS A DIRECTOR (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE) (MEMBER OF THE REMUNERATION COMMITTEE)			Management	For	For
11	TO RE-ELECT ANTHONY WATSON AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			Management	For	For
12	TO RE-ELECT PHILIP YEA AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			Management	For	For
13	TO APPROVE A FINAL DIVIDEND OF 5.02P PER ORDINARY SHARE			Management	For	For
14	TO APPROVE THE REMUNERATION REPORT			Management	For	For
15	TO RE-APPOINT DELOITTE & TOUCHE LLP AS AUDITORS			Management	For	For
16	TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE THE REMUNERATION OF THE AUDITORS			Management	For	For
17	TO RENEW THE AUTHORITY TO ALLOT SHARES UNDER ARTICLE 16.2 OF THE COMPANY'S ARTICLES OF ASSOCIATION			Management	For	For
18	TO RENEW THE AUTHORITY TO DIS-APPLY PRE-EMPTION RIGHTS UNDER ARTICLE 16.3 OF THE COMPANY'S ARTICLES OF ASSOCIATION (SPECIAL RESOLUTION)			Management	For	For
19	TO AUTHORISE THE COMPANY'S PURCHASE OF ITS OWN SHARES (SECTION 166, COMPANIES ACT 1985) (SPECIAL RESOLUTION)			Management	For	For
20
TO AUTHORISE THE COMPANY TO MAKE DONATIONS TO
POLITICAL PARTIES, AND/OR INDEPENDENT ELECTION
CANDIDATES; TO POLITICAL ORGANIZATIONS OTHER THAN
POLITICAL PARTIES; AND TO INCUR POLITICAL
EXPENDITURE (PART 14, COMPANIES ACT 2006)
				Management	For	For

21	TO ADOPT NEW ARTICLES OF ASSOCIATION (SPECIAL RESOLUTION)			Management	For	For
22	TO APPROVE THE RULES OF THE VODAFONE GROUP 2008 SHARESAVE PLAN			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	34185	0	01-Jul-2008	01-Jul-2008

CHECK POINT SOFTWARE TECHNOLOGIES LTD.
Security		M22465104		Meeting Type	Annual
Ticker Symbol		CHKP		Meeting Date	04-Sep-2008
ISIN		IL0010824113		Agenda	932941924 - Management
City				Holding Recon Date	28-Jul-2008
Country		United States		Vote Deadline Date	03-Sep-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01
ELECTION OF DIRECTORS: GIL SHWED, MARIUS NACHT,
JERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, TAL
SHAVIT NOTE: DIRECTORS ARE ELECTED AS A GROUP,
NOT INDIVIDUALLY PLEASE BE ADVISED THAT THE ONLY
VALID VOTING OPTIONS FOR THIS PROPOSAL ARE EITHER
"FOR" OR "ABSTAIN".
				Management	For	For
2A	REELECTION OF OUTSIDE DIRECTOR: IRWIN FEDERMAN			Management	For	For
2B	REELECTION OF OUTSIDE DIRECTOR: RAY ROTHROCK			Management	For	For
03	TO RATIFY THE APPOINTMENT AND COMPENSATION OF CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS.			Management	For	For
04	TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN OF THE BOARD OF DIRECTORS.			Management	For	For
5A	I AM A "CONTROLLING SHAREHOLDER" OF THE COMPANY. MARK "FOR" = YES OR "AGAINST" = NO.			Management	Abstain
5B	I HAVE A "PERSONAL INTEREST" IN ITEM 4. MARK "FOR" = YES OR "AGAINST" = NO.			Management	Abstain
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	77560	0	11-Aug-2008	11-Aug-2008

ORACLE CORPORATION
Security		68389X105		Meeting Type	Annual
Ticker Symbol		ORCL		Meeting Date	10-Oct-2008
ISIN		US68389X1054		Agenda	932949033 - Management
City				Holding Recon Date	12-Aug-2008
Country		United States		Vote Deadline Date	09-Oct-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	JEFFREY O. HENLEY			For	For
	2	LAWRENCE J. ELLISON			For	For
	3	DONALD L. LUCAS			For	For
	4	MICHAEL J. BOSKIN			For	For
	5	JACK F. KEMP			For	For
	6	JEFFREY S. BERG			For	For
	7	SAFRA A. CATZ			For	For
	8	HECTOR GARCIA-MOLINA			For	For
	9	H. RAYMOND BINGHAM			For	For
	10	CHARLES E. PHILLIPS, JR			For	For
	11	NAOMI O. SELIGMAN			For	For
	12	GEORGE H. CONRADES			For	For
	13	BRUCE R. CHIZEN			For	For
02	PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2009 EXECUTIVE BONUS PLAN.			Management	For	For
03	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2009.			Management	For	For
04	STOCKHOLDER PROPOSAL ON ADVISORY VOTE ON EXECUTIVE COMPENSATION.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	84820	0	07-Oct-2008	07-Oct-2008

MICROSOFT CORPORATION
Security		594918104		Meeting Type	Annual
Ticker Symbol		MSFT		Meeting Date	19-Nov-2008
ISIN		US5949181045		Agenda	932960013 - Management
City				Holding Recon Date	05-Sep-2008
Country		United States		Vote Deadline Date	18-Nov-2008
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	ELECTION OF DIRECTOR: STEVEN A. BALLMER			Management	For	For
02	ELECTION OF DIRECTOR: JAMES I. CASH JR.			Management	For	For
03	ELECTION OF DIRECTOR: DINA DUBLON			Management	For	For
04	ELECTION OF DIRECTOR: WILLIAM H. GATES III			Management	For	For
05	ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN			Management	For	For
06	ELECTION OF DIRECTOR: REED HASTINGS			Management	For	For
07	ELECTION OF DIRECTOR: DAVID F. MARQUARDT			Management	For	For
08	ELECTION OF DIRECTOR: CHARLES H. NOSKI			Management	For	For
09	ELECTION OF DIRECTOR: HELMUT PANKE			Management	For	For
10	APPROVAL OF MATERIAL TERMS OF PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN.			Management	For	For
11	APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.			Management	For	For
12	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.			Management	For	For
13	SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES ON INTERNET CENSORSHIP.			Shareholder	Abstain	Against
14	SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS.			Shareholder	Abstain	Against
15	SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE CONTRIBUTIONS.			Shareholder	Abstain	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	31878	0	11-Nov-2008	11-Nov-2008

COSTCO WHOLESALE CORPORATION
Security		22160K105		Meeting Type	Annual
Ticker Symbol		COST		Meeting Date	28-Jan-2009
ISIN		US22160K1051		Agenda	932985623 - Management
City				Holding Recon Date	21-Nov-2008
Country		United States		Vote Deadline Date	27-Jan-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	JAMES D. SINEGAL			For	For
	2	JEFFREY H. BROTMAN			For	For
	3	RICHARD A. GALANTI			For	For
	4	DANIEL J. EVANS			For	For
	5	JEFFREY S. RAIKES			For	For
02	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	20680	0	26-Jan-2009	26-Jan-2009

TD AMERITRADE HOLDING CORPORATION
Security		87236Y108		Meeting Type	Annual
Ticker Symbol		AMTD		Meeting Date	18-Feb-2009
ISIN		US87236Y1082		Agenda	932988162 - Management
City				Holding Recon Date	22-Dec-2008
Country		United States		Vote Deadline Date	17-Feb-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	W. EDMUND CLARK*			For	For
	2	MARK L. MITCHELL*			For	For
	3	JOSEPH H. MOGLIA**			For	For
	4	THOMAS S. RICKETTS*			For	For
	5	FREDRIC J. TOMCZYK*			For	For
02	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2009.			Management	For	For
03
TO VOTE, IN HIS OR HER DISCRETION, UPON ANY OTHER
BUSINESS THAT MAY PROPERLY COME BEFORE THE
ANNUAL MEETING OR ANY POSTPONEMENT OR
ADJOURNMENT THEREOF. MANAGEMENT IS NOT AWARE
OF ANY OTHER MATTERS THAT SHOULD COME BEFORE
THE ANNUAL MEETING.
				Management	Abstain	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	85950	0	09-Feb-2009	09-Feb-2009

PARAMETRIC TECHNOLOGY CORPORATION
Security		699173209		Meeting Type	Annual
Ticker Symbol		PMTC		Meeting Date	04-Mar-2009
ISIN		US6991732099		Agenda	932992464 - Management
City				Holding Recon Date	05-Jan-2009
Country		United States		Vote Deadline Date	03-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	DONALD K. GRIERSON			For	For
	2	JAMES E. HEPPELMANN			For	For
	3	OSCAR B. MARX, III			For	For
02	APPROVE AN INCREASE TO 22,300,000 IN THE TOTAL NUMBER OF SHARES ISSUABLE UNDER OUR 2000 EQUITY INCENTIVE PLAN.			Management	For	For
03	CONFIRM THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PTC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	94440	0	09-Feb-2009	09-Feb-2009

APPLIED MATERIALS, INC.
Security		038222105		Meeting Type	Annual
Ticker Symbol		AMAT		Meeting Date	10-Mar-2009
ISIN		US0382221051		Agenda	932994545 - Management
City				Holding Recon Date	12-Jan-2009
Country		United States		Vote Deadline Date	09-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	AART J. DE GEUS			For	For
	2	STEPHEN R. FORREST			For	For
	3	PHILIP V. GERDINE			For	For
	4	THOMAS J. IANNOTTI			For	For
	5	ALEXANDER A. KARSNER			For	For
	6	CHARLES Y.S. LIU			For	For
	7	GERHARD H. PARKER			For	For
	8	DENNIS D. POWELL			For	For
	9	WILLEM P. ROELANDTS			For	For
	10	JAMES E. ROGERS			For	For
	11	MICHAEL R. SPLINTER			For	For
02	TO APPROVE AMENDMENTS TO THE CERTIFICATE OF INCORPORATION THAT ELIMINATE SUPERMAJORITY VOTING PROVISIONS.			Management	For	For
03	TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	103120	0	09-Feb-2009	09-Feb-2009

SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
Security		806857108		Meeting Type	Annual
Ticker Symbol		SLB		Meeting Date	08-Apr-2009
ISIN		AN8068571086		Agenda	933013865 - Management
City				Holding Recon Date	18-Feb-2009
Country		United States		Vote Deadline Date	07-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	P. CAMUS			For	For
	2	J.S. GORELICK			For	For
	3	A. GOULD			For	For
	4	T. ISAAC			For	For
	5	N. KUDRYAVTSEV			For	For
	6	A. LAJOUS			For	For
	7	M.E. MARKS			For	For
	8	L.R. REIF			For	For
	9	T.I. SANDVOLD			For	For
	10	H. SEYDOUX			For	For
	11	L.G. STUNTZ			For	For
02	PROPOSAL TO ADOPT AND APPROVE OF FINANCIALS AND DIVIDENDS.			Management	For	For
03	PROPOSAL REGARDING A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.			Shareholder	Against	For
04	PROPOSAL TO APPROVE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	26520	0	02-Apr-2009	02-Apr-2009

BP P.L.C.
Security		055622104		Meeting Type	Annual
Ticker Symbol		BP		Meeting Date	16-Apr-2009
ISIN		US0556221044		Agenda	933008888 - Management
City				Holding Recon Date	20-Feb-2009
Country		United States		Vote Deadline Date	09-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	TO RECEIVE THE DIRECTORS' ANNUAL REPORT AND ACCOUNTS			Management	For	For
02	TO APPROVE THE DIRECTORS' REMUNERATION REPORT			Management	For	For
03	DIRECTOR			Management
	1	MR A BURGMANS			For	For
	2	MRS C B CARROLL			For	For
	3	SIR WILLIAM CASTELL			For	For
	4	MR I C CONN			For	For
	5	MR G DAVID			For	For
	6	MR E B DAVIS, JR			For	For
	7	MR R DUDLEY			For	For
	8	MR D J FLINT			For	For
	9	DR B E GROTE			For	For
	10	DR A B HAYWARD			For	For
	11	MR A G INGLIS			For	For
	12	DR D S JULIUS			For	For
	13	SIR TOM MCKILLOP			For	For
	14	SIR IAN PROSSER			For	For
	15	MR P D SUTHERLAND			For	For
18	TO RE-APPOINT ERNST & YOUNG LLP AS AUDITORS AND AUTHORIZE THE BOARD TO FIX THEIR REMUNERATION			Management	For	For
S19	SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY			Management	For	For
20	TO GIVE LIMITED AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED AMOUNT			Management	For	For
S21	SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT A LIMITED NUMBER OF SHARES FOR CASH FREE OF PRE- EMPTION RIGHTS			Management	For	For
S22	SPECIAL RESOLUTION: TO AUTHORIZE THE CALLING OF GENERAL MEETINGS (EXCLUDING ANNUAL GENERAL MEETINGS) BY NOTICE OF AT LEAST 14 CLEAR DAYS			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	22290	0	02-Apr-2009	02-Apr-2009

CITIGROUP INC.
Security		172967101		Meeting Type	Annual
Ticker Symbol		C		Meeting Date	21-Apr-2009
ISIN		US1729671016		Agenda	933017495 - Management
City				Holding Recon Date	27-Feb-2009
Country		United States		Vote Deadline Date	20-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: C. MICHAEL ARMSTRONG			Management	For	For
1B	ELECTION OF DIRECTOR: ALAIN J.P. BELDA			Management	For	For
1C	ELECTION OF DIRECTOR: JOHN M. DEUTCH			Management	For	For
1D	ELECTION OF DIRECTOR: JERRY A. GRUNDHOFER			Management	For	For
1E	ELECTION OF DIRECTOR: ANDREW N. LIVERIS			Management	For	For
1F	ELECTION OF DIRECTOR: ANNE M. MULCAHY			Management	For	For
1G	ELECTION OF DIRECTOR: MICHAEL E. O'NEILL			Management	For	For
1H	ELECTION OF DIRECTOR: VIKRAM S. PANDIT			Management	For	For
1I	ELECTION OF DIRECTOR: RICHARD D. PARSONS			Management	For	For
1J	ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI			Management	For	For
1K	ELECTION OF DIRECTOR: JUDITH RODIN			Management	For	For
1L	ELECTION OF DIRECTOR: ROBERT L. RYAN			Management	For	For
1M	ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO			Management	For	For
1N	ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.			Management	For	For
02	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			Management	For	For
03	PROPOSAL TO APPROVE THE CITIGROUP 2009 STOCK INCENTIVE PLAN.			Management	For	For
04	PROPOSAL TO APPROVE CITI'S 2008 EXECUTIVE COMPENSATION			Management	For	For
05	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS.			Shareholder	Against	For
06	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.			Shareholder	Against	For
07	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PREDATORY CREDIT CARD PRACTICES.			Shareholder	Against	For
08	STOCKHOLDER PROPOSAL REQUESTING THAT TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION.			Shareholder	Against	For
09	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON THE CARBON PRINCIPLES.			Shareholder	Against	For
10	STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVE OFFICERS RETAIN 75% OF THE SHARES ACQUIRED THROUGH COMPENSATION PLANS FOR TWO YEARS FOLLOWING TERMINATION OF EMPLOYMENT.			Shareholder	Against	For
11	STOCKHOLDER PROPOSAL REQUESTING ADDITIONAL DISCLOSURE REGARDING CITI'S COMPENSATION CONSULTANTS.			Shareholder	Against	For
12	STOCKHOLDER PROPOSAL REQUESTING THAT STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.			Shareholder	Against	For

13	STOCKHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	137850	0	08-Apr-2009	08-Apr-2009

NOKIA CORPORATION
Security		654902204		Meeting Type	Annual
Ticker Symbol		NOK		Meeting Date	23-Apr-2009
ISIN		US6549022043		Agenda	933002088 - Management
City				Holding Recon Date	17-Feb-2009
Country		Finland		Vote Deadline Date	31-Mar-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
07	ADOPTION OF THE ANNUAL ACCOUNTS.			Management	For	For
08	RESOLUTION ON THE USE OF THE PROFIT SHOWN ON THE BALANCE SHEET AND THE PAYMENT OF DIVIDEND.			Management	For	For
09	RESOLUTION ON THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.			Management	For	For
10	RESOLUTION ON THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS.			Management	For	For
11	RESOLUTION ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS.			Management	For	For
12	DIRECTOR			Management
	1	GEORG EHRNROOTH			For	For
	2	LALITA D. GUPTE			For	For
	3	BENGT HOLMSTROM			For	For
	4	HENNING KAGERMANN			For	For
	5	OLLI-PEKKA KALLASVUO			For	For
	6	PER KARLSSON			For	For
	7	JORMA OLLILA			For	For
	8	MARJORIE SCARDINO			For	For
	9	RISTO SIILASMAA			For	For
	10	KEIJO SUILA			For	For
	11	ISABEL MAREY-SEMPER			For	For
13	RESOLUTION ON THE REMUNERATION OF THE AUDITOR.			Management	For	For
14	ELECTION OF AUDITOR.			Management	For	For
15	AUTHORIZING THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE THE COMPANY'S OWN SHARES.			Management	For	For
17
MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT THE
DEPOSITARY TO GIVE A PROXY TO LEENA SIIRALA OR ESA
NIINIMAKI, BOTH LEGAL COUNSELS OF NOKIA
CORPORATION, TO VOTE, IN THEIR DISCRETION, ON YOUR
BEHALF ONLY UPON ITEM 17.
				Management	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	65922	0	27-Feb-2009	27-Feb-2009

L-3 COMMUNICATIONS HOLDINGS, INC.
Security		502424104		Meeting Type	Annual
Ticker Symbol		LLL		Meeting Date	28-Apr-2009
ISIN		US5024241045		Agenda	933012762 - Management
City				Holding Recon Date	02-Mar-2009
Country		United States		Vote Deadline Date	27-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	ROBERT B. MILLARD			For	For
	2	ARTHUR L. SIMON			For	For
02	APPROVAL OF THE L-3 COMMUNICATIONS CORPORATION 2009 EMPLOYEE STOCK PURCHASE PLAN.			Management	For	For
03	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	15150	0	08-Apr-2009	08-Apr-2009

EBAY INC.
Security		278642103		Meeting Type	Annual
Ticker Symbol		EBAY		Meeting Date	29-Apr-2009
ISIN		US2786421030		Agenda	933024426 - Management
City				Holding Recon Date	04-Mar-2009
Country		United States		Vote Deadline Date	28-Apr-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: MARC L. ANDREESSEN			Management	For	For
1B	ELECTION OF DIRECTOR: WILLIAM C. FORD, JR.			Management	For	For
1C	ELECTION OF DIRECTOR: DAWN G. LEPORE			Management	For	For
1D	ELECTION OF DIRECTOR: PIERRE M. OMIDYAR			Management	For	For
1E	ELECTION OF DIRECTOR: RICHARD T. SCHLOSBERG, III			Management	For	For
02	TO APPROVE AMENDMENTS TO CERTAIN OF OUR EXISTING EQUITY INCENTIVE PLANS TO ALLOW FOR A ONE-TIME STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES OTHER THAN OUR NAMED EXECUTIVE OFFICERS AND DIRECTORS.			Management	For	For
03
TO APPROVE THE AMENDMENT AND RESTATEMENT OF
OUR 2008 EQUITY INCENTIVE AWARD PLAN TO INCREASE
THE AGGREGATE NUMBER OF SHARES AUTHORIZED FOR
ISSUANCE UNDER THE PLAN BY 50 MILLION SHARES AND
TO ADD MARKET SHARES AND VOLUME METRICS AS
PERFORMANCE CRITERIA UNDER THE PLAN.
				Management	For	For
04	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	80390	0	08-Apr-2009	08-Apr-2009

QWEST COMMUNICATIONS INTERNATIONAL INC.
Security		749121109		Meeting Type	Annual
Ticker Symbol		Q		Meeting Date	13-May-2009
ISIN		US7491211097		Agenda	933024527 - Management
City				Holding Recon Date	16-Mar-2009
Country		United States		Vote Deadline Date	12-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: EDWARD A. MUELLER			Management	For	For
1B	ELECTION OF DIRECTOR: LINDA G. ALVARADO			Management	For	For
1C	ELECTION OF DIRECTOR: CHARLES L. BIGGS			Management	For	For
1D	ELECTION OF DIRECTOR: K. DANE BROOKSHER			Management	For	For
1E	ELECTION OF DIRECTOR: PETER S. HELLMAN			Management	For	For
1F	ELECTION OF DIRECTOR: R. DAVID HOOVER			Management	For	For
1G	ELECTION OF DIRECTOR: PATRICK J. MARTIN			Management	For	For
1H	ELECTION OF DIRECTOR: CAROLINE MATTHEWS			Management	For	For
1I	ELECTION OF DIRECTOR: WAYNE W. MURDY			Management	For	For
1J	ELECTION OF DIRECTOR: JAN L. MURLEY			Management	For	For
1K	ELECTION OF DIRECTOR: JAMES A. UNRUH			Management	For	For
1L	ELECTION OF DIRECTOR: ANTHONY WELTERS			Management	For	For
02	THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			Management	For	For
03	APPROVAL OF A POLICY RELATING TO SEVERANCE ARRANGEMENTS WITH EXECUTIVES.			Management	For	For
04	A STOCKHOLDER PROPOSAL URGING THE BOARD TO ADOPT A POLICY TO SEEK STOCKHOLDER APPROVAL OF CERTAIN EXTRAORDINARY RETIREMENT BENEFITS FOR EXECUTIVES.			Shareholder	Against	For
05	A STOCKHOLDER PROPOSAL URGING THE BOARD TO ADOPT A POLICY THAT STOCKHOLDERS HAVE THE OPPORTUNITY AT ANNUAL MEETINGS TO VOTE ON AN ADVISORY RESOLUTION ON CERTAIN EXECUTIVE COMPENSATION.			Shareholder	Against	For
06	A STOCKHOLDER PROPOSAL REQUESTING THE BOARD TO AMEND OUR BYLAWS TO ALLOW 10% STOCKHOLDERS TO CALL SPECIAL STOCKHOLDER MEETINGS.			Shareholder	Against	For
07	A STOCKHOLDER PROPOSAL REQUESTING THAT OUR BOARD INITIATE THE PROCESS OF REINCORPORATING QWEST IN NORTH DAKOTA.			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	262490	0	01-May-2009	01-May-2009

NUCOR CORPORATION
Security		670346105		Meeting Type	Annual
Ticker Symbol		NUE		Meeting Date	14-May-2009
ISIN		US6703461052		Agenda	933023323 - Management
City				Holding Recon Date	16-Mar-2009
Country		United States		Vote Deadline Date	13-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	CLAYTON C. DALEY, JR.			For	For
	2	HARVEY B. GANTT			For	For
	3	BERNARD L. KASRIEL			For	For
	4	CHRISTOPHER J. KEARNEY			For	For
02	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2009			Management	For	For
03	STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE			Shareholder	Against	For
04	STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION OF BOARD OF DIRECTORS			Shareholder	Against	For
05	STOCKHOLDER PROPOSAL REGARDING HUMAN RIGHTS			Shareholder	Against	For
06	STOCKHOLDER PROPOSAL REGARDING PRINCIPLES FOR HEALTH CARE REFORM			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	26080	0	05-May-2009	05-May-2009

STATE STREET CORPORATION
Security		857477103		Meeting Type	Annual
Ticker Symbol		STT		Meeting Date	20-May-2009
ISIN		US8574771031		Agenda	933037144 - Management
City				Holding Recon Date	13-Mar-2009
Country		United States		Vote Deadline Date	19-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	K. BURNES			For	For
	2	P. COYM			For	For
	3	P. DE SAINT-AIGNAN			For	For
	4	A. FAWCETT			For	For
	5	D. GRUBER			For	For
	6	L. HILL			For	For
	7	R. KAPLAN			For	For
	8	C. LAMANTIA			For	For
	9	R. LOGUE			For	For
	10	R. SERGEL			For	For
	11	R. SKATES			For	For
	12	G. SUMME			For	For
	13	R. WEISSMAN			For	For
02
TO APPROVE AMENDMENTS TO STATE STREET'S ARTICLES
OF ORGANIZATION AND BY-LAWS CHANGING THE
SHAREHOLDER QUORUM AND VOTING REQUIREMENTS,
INCLUDING THE ADOPTION OF A MAJORITY VOTE
STANDARD FOR UNCONTESTED ELECTIONS OF
DIRECTORS.
				Management	For	For
03
TO APPROVE THE AMENDED AND RESTATED 2006 EQUITY
INCENTIVE PLAN TO, AMONG OTHER THINGS, INCREASE BY
17 MILLION THE NUMBER OF SHARES OF OUR COMMON
STOCK THAT MAY BE DELIVERED IN SATISFACTION OF
AWARDS UNDER THE PLAN.
				Management	For	For
04	TO APPROVE A NON-BINDING ADVISORY PROPOSAL ON EXECUTIVE COMPENSATION.			Shareholder	For	For
05	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS STATE STREET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			Management	For	For
06	TO VOTE ON A SHAREHOLDER PROPOSAL.			Shareholder	Abstain	Against
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	25984	0	12-May-2009	12-May-2009

NVIDIA CORPORATION
Security		67066G104		Meeting Type	Annual
Ticker Symbol		NVDA		Meeting Date	20-May-2009
ISIN		US67066G1040		Agenda	933040800 - Management
City				Holding Recon Date	30-Mar-2009
Country		United States		Vote Deadline Date	19-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	TENCH COXE			For	For
	2	MARK L. PERRY			For	For
	3	MARK A. STEVENS			For	For
02	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF NVIDIA CORPORATION FOR THE FISCAL YEAR ENDING JANUARY 31, 2010.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	112665	0	12-May-2009	12-May-2009

AMAZON.COM, INC.
Security		023135106		Meeting Type	Annual
Ticker Symbol		AMZN		Meeting Date	28-May-2009
ISIN		US0231351067		Agenda	933053225 - Management
City				Holding Recon Date	01-Apr-2009
Country		United States		Vote Deadline Date	27-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: JEFFREY P. BEZOS			Management	For	For
1B	ELECTION OF DIRECTOR: TOM A. ALBERG			Management	For	For
1C	ELECTION OF DIRECTOR: JOHN SEELY BROWN			Management	For	For
1D	ELECTION OF DIRECTOR: L. JOHN DOERR			Management	For	For
1E	ELECTION OF DIRECTOR: WILLIAM B. GORDON			Management	For	For
1F	ELECTION OF DIRECTOR: ALAIN MONIE			Management	For	For
1G	ELECTION OF DIRECTOR: THOMAS O. RYDER			Management	For	For
1H	ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER			Management	For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	14820	0	22-May-2009	22-May-2009

NETFLIX, INC.
Security		64110L106		Meeting Type	Annual
Ticker Symbol		NFLX		Meeting Date	28-May-2009
ISIN		US64110L1061		Agenda	933066715 - Management
City				Holding Recon Date	31-Mar-2009
Country		United States		Vote Deadline Date	27-May-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	RICHARD N. BARTON			For	For
	2	CHARLES H. GIANCARLO			For	For
02	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	26590	0	22-May-2009	22-May-2009

INFOSPACE, INC.
Security		45678T201		Meeting Type	Annual
Ticker Symbol		INSP		Meeting Date	04-Jun-2009
ISIN		US45678T2015		Agenda	933029185 - Management
City				Holding Recon Date	13-Mar-2009
Country		United States		Vote Deadline Date	03-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	JOHN E. CUNNINGHAM, IV			For	For
	2	LEWIS M. TAFFER			For	For
	3	WILLIAM J. RUCKELSHAUS			For	For
02
PROPOSAL TO ADOPT A CERTIFICATE OF AMENDMENT TO
THE COMPANY'S AMENDED AND RESTATED CERTIFICATE
OF INCORPORATION TO RECLASSIFY THE COMPANY'S
EXISTING COMMON STOCK INTO NEW SHARES OF
COMMON STOCK THAT PROVIDE FOR LIMITATIONS ON THE
TRANSFERABILITY OF THE COMMON STOCK IN CERTAIN
CIRCUMSTANCES.
				Management	For	For
03	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	179620	0	01-May-2009	01-May-2009

GARMIN LTD.
Security		G37260109		Meeting Type	Annual
Ticker Symbol		GRMN		Meeting Date	05-Jun-2009
ISIN		KYG372601099		Agenda	933060218 - Management
City				Holding Recon Date	09-Apr-2009
Country		United States		Vote Deadline Date	04-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	MIN H. KAO			For	For
	2	CHARLES W. PEFFER			For	For
02	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GARMIN'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.			Management	For	For
03	APPROVAL OF AMENDMENT TO THE GARMIN LTD. 2005 EQUITY INCENTIVE PLAN.			Management	For	For
04	APPROVAL OF AMENDMENT TO THE GARMIN LTD. 2000 NON-EMPLOYEE DIRECTORS' OPTION PLAN.			Management	For	For
05	IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE WITH RESPECT TO ANY OTHER MATTERS THAT MAY COME BEFORE THE ANNUAL GENERAL MEETING OR ANY ADJOURNMENT THEREOF.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	53830	0	22-May-2009	22-May-2009

TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Security		874039100		Meeting Type	Annual
Ticker Symbol		TSM		Meeting Date	10-Jun-2009
ISIN		US8740391003		Agenda	933090211 - Management
City				Holding Recon Date	13-Apr-2009
Country		Taiwan, Province of China		Vote Deadline Date	03-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	TO ACCEPT 2008 BUSINESS REPORT AND FINANCIAL STATEMENTS			Management	For	For
02	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2008 PROFITS			Management	For	For
03	TO APPROVE THE CAPITALIZATION OF 2008 DIVIDENDS, 2008 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS			Management	For	For
04	TO REVISE INTERNAL POLICIES AND RULES AS FOLLOWS: (A) PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES (B) PROCEDURES FOR ENDORSEMENT AND GUARANTEE			Management	For	For
05	DIRECTORS			Management
	1	MR. MORRIS CHANG			For	For
	2	MR. F.C. TSENG			For	For
	3	MR. RICK TSAI			For	For
	4	MR. TAIN-JY CHEN			For	For
	5	SIR P. LEAHY BONFIELD			For	For
	6	MR. STAN SHIH			For	For
	7	MS. CARLY FIORINA			For	For
	8	MR. THOMAS J ENGIBOUS			For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	122706	0	22-May-2009	22-May-2009

WIND RIVER SYSTEMS, INC.
Security		973149107		Meeting Type	Annual
Ticker Symbol		WIND		Meeting Date	18-Jun-2009
ISIN		US9731491075		Agenda	933082733 - Management
City				Holding Recon Date	21-Apr-2009
Country		United States		Vote Deadline Date	17-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DIRECTOR			Management
	1	JOHN C. BOLGER			For	For
	2	JERRY L. FIDDLER			For	For
	3	NARENDRA K. GUPTA			For	For
	4	GRANT M. INMAN			For	For
	5	HARVEY C. JONES			For	For
	6	KENNETH R. KLEIN			For	For
	7	STANDISH H. O'GRADY			For	For
02	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WIND RIVER SYSTEMS, INC. FOR THE FISCAL YEAR ENDING JANUARY 31, 2010.			Management	For	For
03
TO APPROVE AMENDMENTS TO 2005 EQUITY INCENTIVE
PLAN (I) TO INCREASE THE AGGREGATE NUMBER OF
SHARES OF COMMON STOCK AUTHORIZED AND RESERVED
FOR ISSUANCE UNDER THE PLAN BY 3,600,000 SHARES; (II)
TO PERMIT AWARDS GRANTED UNDER THE PLAN.
				Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	132440	0	15-Jun-2009	15-Jun-2009

SONY CORPORATION
Security		835699307		Meeting Type	Annual
Ticker Symbol		SNE		Meeting Date	19-Jun-2009
ISIN		US8356993076		Agenda	933103676 - Management
City				Holding Recon Date	30-Mar-2009
Country		Japan		Vote Deadline Date	18-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	TO AMEND A PART OF THE ARTICLES OF INCORPORATION.			Management	For	For
02	DIRECTOR			Management
	1	HOWARD STRINGER			For	For
	2	RYOJI CHUBACHI			For	For
	3	NOBUYUKI ONEDA			For	For
	4	YOTARO KOBAYASHI			For	For
	5	SAKIE T. FUKUSHIMA			For	For
	6	YOSHIHIKO MIYAUCHI			For	For
	7	YOSHIAKI YAMAUCHI			For	For
	8	PETER BONFIELD			For	For
	9	FUEO SUMITA			For	For
	10	FUJIO CHO			For	For
	11	RYUJI YASUDA			For	For
	12	YUKAKO UCHINAGA			For	For
	13	MITSUAKI YAHAGI			For	For
	14	TSUN-YAN HSIEH			For	For
	15	ROLAND A. HERNANDEZ			For	For
03	TO ISSUE STOCK ACQUISITION RIGHTS FOR THE PURPOSE OF GRANTING STOCK OPTIONS.			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	56228	0	15-Jun-2009	15-Jun-2009

HONDA MOTOR CO., LTD.
Security		438128308		Meeting Type	Annual
Ticker Symbol		HMC		Meeting Date	23-Jun-2009
ISIN		US4381283088		Agenda	933104945 - Management
City				Holding Recon Date	30-Mar-2009
Country		Japan		Vote Deadline Date	15-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DISTRIBUTION OF DIVIDENDS			Management	For	For
02	PARTIAL AMENDMENT TO THE ARTICLES OF INCORPORATION			Management	For	For
03	DIRECTOR			Management
	1	SATOSHI AOKI			For	For
	2	TAKEO FUKUI			For	For
	3	KOICHI KONDO			For	For
	4	ATSUYOSHI HYOGO			For	For
	5	MIKIO YOSHIMI			For	For
	6	TAKANOBU ITO			For	For
	7	SHIGERU TAKAGI			For	For
	8	AKIO HAMADA			For	For
	9	TETSUO IWAMURA			For	For
	10	TATSUHIRO OYAMA			For	For
	11	FUMIHIKO IKE			For	For
	12	MASAYA YAMASHITA			For	For
	13	KENSAKU HOGEN			For	For
	14	SHO MINEKAWA			For	For
	15	HIROSHI SODA			For	For
	16	TAKUJI YAMADA			For	For
	17	YOICHI HOJO			For	For
	18	NOBUO KUROYANAGI			For	For
	19	HIROSHI KOBAYASHI			For	For
	20	TSUNEO TANAI			For	For
	21	HIROYUKI YAMADA			For	For
04	ELECTION OF ONE (1) CORPORATE AUDITOR: HIDEKI OKADA			Management	For	For
05	PAYMENT OF BONUS TO DIRECTORS AND CORPORATE AUDITORS FOR THE 85TH FISCAL YEAR			Management	For	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	18990	0	11-Jun-2009	11-Jun-2009

TOYOTA MOTOR CORPORATION
Security		892331307		Meeting Type	Annual
Ticker Symbol		TM		Meeting Date	23-Jun-2009
ISIN		US8923313071		Agenda	933108525 - Management
City				Holding Recon Date	30-Mar-2009
Country		Japan		Vote Deadline Date	15-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
01	DISTRIBUTION OF SURPLUS			Management	For
02	PARTIAL AMENDMENT OF THE ARTICLES OF INCORPORATION			Management	For
03	ELECTION OF 29 DIRECTORS			Management	For
04	ISSUANCE OF STOCK ACQUISITION RIGHTS FOR THE PURPOSE OF GRANTING STOCK OPTIONS			Management	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	7350	0	11-Jun-2009	11-Jun-2009

AMERICAN INTERNATIONAL GROUP, INC.
Security		026874107		Meeting Type	Annual
Ticker Symbol		AIG		Meeting Date	30-Jun-2009
ISIN		US0268741073		Agenda	933112651 - Management
City				Holding Recon Date	22-May-2009
Country		United States		Vote Deadline Date	29-Jun-2009
SEDOL(s)				Quick Code
Item	Proposal			Type	Vote	For/Against Management
1A	ELECTION OF DIRECTOR: DENNIS D. DAMMERMAN			Management	For	For
1B	ELECTION OF DIRECTOR: HARVEY GOLUB			Management	For	For
1C	ELECTION OF DIRECTOR: LAURETTE T. KOELLNER			Management	For	For
1D	ELECTION OF DIRECTOR: EDWARD M. LIDDY			Management	For	For
1E	ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH			Management	For	For
1F	ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ			Management	For	For
1G	ELECTION OF DIRECTOR: GEORGE L. MILES, JR.			Management	For	For
1H	ELECTION OF DIRECTOR: ROBERT S. MILLER			Management	For	For
1I	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON			Management	For	For
1J	ELECTION OF DIRECTOR: MORRIS W. OFFIT			Management	For	For
1K	ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND			Management	For	For
02	TO APPROVE A NON-BINDING SHAREHOLDER RESOLUTION ON EXECUTIVE COMPENSATION			Management	For	For
03	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF COMMON STOCK FROM 5,000,000,000 SHARES TO 9,225,000,000 SHARES			Management	For	For
04	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF AIG'S OUTSTANDING COMMON STOCK AT A RATIO OF ONE- FOR-TWENTY			Management	For	For
05	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF PREFERRED STOCK FROM 6,000,000 TO 100,000,000 SHARES			Management	For	For
06
TO AMEND AIG'S RESTATED CERTIFICATE OF
INCORPORATION TO (I) PERMIT AIG'S BOARD OF
DIRECTORS TO ISSUE SERIES OF PREFERRED STOCK
THAT ARE NOT OF EQUAL RANK AND (II) CAUSE THE
SERIES E FIXED RATE NON-CUMULATIVE PERPETUAL
PREFERRED STOCK, THE SERIES OF FIXED RATE NON-
CUMULATIVE PERPETUAL PREFERRED STOCK AND ANY
OTHER SERIES OF PREFERRED STOCK SUBSEQUENTLY
ISSUED TO THE UNITED STATES DEPARTMENT OF THE
TREASURY TO RANK SENIOR TO ALL OTHER SERIES OF
PREFERRED STOCK
				Management	For	For
07	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE ANY RESTRICTION ON THE PLEDGING OF ALL OR SUBSTANTIALLY ALL OF THE PROPERTY OR ASSETS OF AIG			Management	For	For
08	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009			Management	For	For

09	SHAREHOLDER PROPOSAL RELATING TO EXECUTIVE COMPENSATION RETENTION UPON TERMINATION OF EMPLOYMENT			Shareholder	Against	For
10	SHAREHOLDER PROPOSAL RELATING TO SPECIAL MEETINGS OF SHAREHOLDERS			Shareholder	Against	For
11	SHAREHOLDER PROPOSAL RELATING TO REINCORPORATION OF AIG IN NORTH DAKOTA			Shareholder	Against	For
Account Number		Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997ITN2		837	81665	0	18-Jun-2009	18-Jun-2009

Guinness Atkinson Global Innovators Fund
Meeting Date Range: July 1, 2008 To June 30, 2009
Selected Accounts

VODAFONE GROUP PLC
Cusip/Sedol:		92857W209				Meeting Type:		Annual
Ticker:		VOD				Meeting Date:		29-Jul-2008
ISIN		US92857W2098				Vote Deadline Date:		18-Jul-2008
Agenda		932928990	Management			Total Ballot Shares:		34185
Last Vote Date:		01-Jul-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	TO RECEIVE THE COMPANY'S ACCOUNTS AND REPORTS OF THE DIRECTORS AND AUDITORS FOR THE YEAR ENDED 31 MARCH 2008.			For	34185	0	0		0
2	TO RE-ELECT SIR JOHN BOND AS A DIRECTOR (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)			For	34185	0	0		0
3	TO RE-ELECT JOHN BUCHANAN AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE) (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE)			For	34185	0	0		0
4	TO RE-ELECT VITTORIO COLAO AS A DIRECTOR			For	34185	0	0		0
5	TO RE-ELECT ANDY HALFORD AS A DIRECTOR			For	34185	0	0		0
6	TO RE-ELECT ALAN JEBSON AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			For	34185	0	0		0
7	TO RE-ELECT NICK LAND AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			For	34185	0	0		0
8	TO RE-ELECT ANNE LAUVERGEON AS A DIRECTOR (MEMBER OF THE AUDIT COMMITTEE)			For	34185	0	0		0
9	TO RE-ELECT SIMON MURRAY AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			For	34185	0	0		0
10	TO RE-ELECT LUC VANDEVELDE AS A DIRECTOR (MEMBER OF THE NOMINATIONS AND GOVERNANCE COMMITTEE) (MEMBER OF THE REMUNERATION COMMITTEE)			For	34185	0	0		0
11	TO RE-ELECT ANTHONY WATSON AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			For	34185	0	0		0
12	TO RE-ELECT PHILIP YEA AS A DIRECTOR (MEMBER OF THE REMUNERATION COMMITTEE)			For	34185	0	0		0
13	TO APPROVE A FINAL DIVIDEND OF 5.02P PER ORDINARY SHARE			For	34185	0	0		0
14	TO APPROVE THE REMUNERATION REPORT			For	34185	0	0		0
15	TO RE-APPOINT DELOITTE & TOUCHE LLP AS AUDITORS			For	34185	0	0		0
16	TO AUTHORISE THE AUDIT COMMITTEE TO DETERMINE THE REMUNERATION OF THE AUDITORS			For	34185	0	0		0
17	TO RENEW THE AUTHORITY TO ALLOT SHARES UNDER ARTICLE 16.2 OF THE COMPANY'S ARTICLES OF ASSOCIATION			For	34185	0	0		0
18	TO RENEW THE AUTHORITY TO DIS-APPLY PRE- EMPTION RIGHTS UNDER ARTICLE 16.3 OF THE COMPANY'S ARTICLES OF ASSOCIATION (SPECIAL RESOLUTION)			For	34185	0	0		0
19	TO AUTHORISE THE COMPANY'S PURCHASE OF ITS OWN SHARES (SECTION 166, COMPANIES ACT 1985) (SPECIAL RESOLUTION)			For	34185	0	0		0
20	TO AUTHORISE THE COMPANY TO MAKE DONATIONS TO POLITICAL PARTIES, AND/OR INDEPENDENT ELECTION CANDIDATES; TO POLITICAL ORGANIZATIONS OTHER THAN POLITICAL PARTIES; AND TO INCUR POLITICAL EXPENDITURE (PART 14, COMPANIES ACT 2006)			For	34185	0	0		0
21	TO ADOPT NEW ARTICLES OF ASSOCIATION (SPECIAL RESOLUTION)			For	34185	0	0		0
22	TO APPROVE THE RULES OF THE VODAFONE GROUP 2008 SHARESAVE PLAN			For	34185	0	0		0
CHECK POINT SOFTWARE TECHNOLOGIES LTD.
Cusip/Sedol:		M22465104				Meeting Type:		Annual
Ticker:		CHKP				Meeting Date:		04-Sep-2008
ISIN		IL0010824113				Vote Deadline Date:		03-Sep-2008
Agenda		932941924	Management			Total Ballot Shares:		77560
Last Vote Date:		11-Aug-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTORS: GIL SHWED, MARIUS NACHT, JERRY UNGERMAN, DAN PROPPER, DAVID RUBNER, TAL SHAVIT NOTE: DIRECTORS ARE ELECTED AS A GROUP, NOT INDIVIDUALLY PLEASE BE ADVISED THAT THE ONLY VALID VOTING OPTIONS FOR THIS PROPOSAL ARE EITHER "FOR" OR "ABSTAIN".			For	77560	0	0		0
2	REELECTION OF OUTSIDE DIRECTOR: IRWIN FEDERMAN			For	77560	0	0		0
3	REELECTION OF OUTSIDE DIRECTOR: RAY ROTHROCK			For	77560	0	0		0
4	TO RATIFY THE APPOINTMENT AND COMPENSATION OF CHECK POINT'S INDEPENDENT PUBLIC ACCOUNTANTS.			For	77560	0	0		0
5	TO APPROVE COMPENSATION TO CHECK POINT'S CHIEF EXECUTIVE OFFICER WHO IS ALSO THE CHAIRMAN OF THE BOARD OF DIRECTORS.			For	77560	0	0		0
6	I AM A "CONTROLLING SHAREHOLDER" OF THE COMPANY. MARK "FOR" = YES OR "AGAINST" = NO.			None	0	0	77560		0
7	I HAVE A "PERSONAL INTEREST" IN ITEM 4. MARK "FOR" = YES OR "AGAINST" = NO.			None	0	0	77560		0
ORACLE CORPORATION
Cusip/Sedol:		68389X105				Meeting Type:		Annual
Ticker:		ORCL				Meeting Date:		10-Oct-2008
ISIN		US68389X1054				Vote Deadline Date:		09-Oct-2008
Agenda		932949033	Management			Total Ballot Shares:		84820
Last Vote Date:		07-Oct-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	JEFFREY O. HENLEY			84820	0	0		0
	2	LAWRENCE J. ELLISON			84820	0	0		0
	3	DONALD L. LUCAS			84820	0	0		0
	4	MICHAEL J. BOSKIN			84820	0	0		0
	5	JACK F. KEMP			84820	0	0		0
	6	JEFFREY S. BERG			84820	0	0		0
	7	SAFRA A. CATZ			84820	0	0		0
	8	HECTOR GARCIA-MOLINA			84820	0	0		0
	9	H. RAYMOND BINGHAM			84820	0	0		0
	10	CHARLES E. PHILLIPS, JR			84820	0	0		0
	11	NAOMI O. SELIGMAN			84820	0	0		0
	12	GEORGE H. CONRADES			84820	0	0		0
	13	BRUCE R. CHIZEN			84820	0	0		0
2	PROPOSAL FOR THE APPROVAL OF THE ADOPTION OF THE FISCAL YEAR 2009 EXECUTIVE BONUS PLAN.			For	84820	0	0		0
3	PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING MAY 31, 2009.			For	84820	0	0		0
4	STOCKHOLDER PROPOSAL ON ADVISORY VOTE ON EXECUTIVE COMPENSATION.			Against	0	84820	0		0
MICROSOFT CORPORATION
Cusip/Sedol:		594918104				Meeting Type:		Annual
Ticker:		MSFT				Meeting Date:		19-Nov-2008
ISIN		US5949181045				Vote Deadline Date:		18-Nov-2008
Agenda		932960013	Management			Total Ballot Shares:		31878
Last Vote Date:		11-Nov-2008
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: STEVEN A. BALLMER			For	31878	0	0		0
2	ELECTION OF DIRECTOR: JAMES I. CASH JR.			For	31878	0	0		0
3	ELECTION OF DIRECTOR: DINA DUBLON			For	31878	0	0		0
4	ELECTION OF DIRECTOR: WILLIAM H. GATES III			For	31878	0	0		0
5	ELECTION OF DIRECTOR: RAYMOND V. GILMARTIN			For	31878	0	0		0
6	ELECTION OF DIRECTOR: REED HASTINGS			For	31878	0	0		0
7	ELECTION OF DIRECTOR: DAVID F. MARQUARDT			For	31878	0	0		0
8	ELECTION OF DIRECTOR: CHARLES H. NOSKI			For	31878	0	0		0
9	ELECTION OF DIRECTOR: HELMUT PANKE			For	31878	0	0		0
10	APPROVAL OF MATERIAL TERMS OF PERFORMANCE CRITERIA UNDER THE EXECUTIVE OFFICER INCENTIVE PLAN.			For	31878	0	0		0
11	APPROVAL OF AMENDMENTS TO THE 1999 STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.			For	31878	0	0		0
12	RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR.			For	31878	0	0		0
13	SHAREHOLDER PROPOSAL - ADOPTION OF POLICIES ON INTERNET CENSORSHIP.			Against	0	0	31878		0
14	SHAREHOLDER PROPOSAL - ESTABLISHMENT OF BOARD COMMITTEE ON HUMAN RIGHTS.			Against	0	0	31878		0
15	SHAREHOLDER PROPOSAL - DISCLOSURE OF CHARITABLE CONTRIBUTIONS.			Against	0	0	31878		0
COSTCO WHOLESALE CORPORATION
Cusip/Sedol:		22160K105				Meeting Type:		Annual
Ticker:		COST				Meeting Date:		28-Jan-2009
ISIN		US22160K1051				Vote Deadline Date:		27-Jan-2009
Agenda		932985623	Management			Total Ballot Shares:		20680
Last Vote Date:		26-Jan-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	JAMES D. SINEGAL			20680	0	0		0
	2	JEFFREY H. BROTMAN			20680	0	0		0
	3	RICHARD A. GALANTI			20680	0	0		0
	4	DANIEL J. EVANS			20680	0	0		0
	5	JEFFREY S. RAIKES			20680	0	0		0
2	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.			For	20680	0	0		0
TD AMERITRADE HOLDING CORPORATION
Cusip/Sedol:		87236Y108				Meeting Type:		Annual
Ticker:		AMTD				Meeting Date:		18-Feb-2009
ISIN		US87236Y1082				Vote Deadline Date:		17-Feb-2009
Agenda		932988162	Management			Total Ballot Shares:		85950
Last Vote Date:		09-Feb-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	W. EDMUND CLARK*			85950	0	0		0
	2	MARK L. MITCHELL*			85950	0	0		0
	3	JOSEPH H. MOGLIA**			85950	0	0		0
	4	THOMAS S. RICKETTS*			85950	0	0		0
	5	FREDRIC J. TOMCZYK*			85950	0	0		0
2	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2009.			For	85950	0	0		0
3	TO VOTE, IN HIS OR HER DISCRETION, UPON ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE ANNUAL MEETING OR ANY POSTPONEMENT OR ADJOURNMENT THEREOF. MANAGEMENT IS NOT AWARE OF ANY OTHER MATTERS THAT SHOULD COME BEFORE THE ANNUAL MEETING.			For	0	0	85950		0
PARAMETRIC TECHNOLOGY CORPORATION
Cusip/Sedol:		699173209				Meeting Type:		Annual
Ticker:		PMTC				Meeting Date:		04-Mar-2009
ISIN		US6991732099				Vote Deadline Date:		03-Mar-2009
Agenda		932992464	Management			Total Ballot Shares:		94440
Last Vote Date:		09-Feb-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	DONALD K. GRIERSON			94440	0	0		0
	2	JAMES E. HEPPELMANN			94440	0	0		0
	3	OSCAR B. MARX, III			94440	0	0		0
2	APPROVE AN INCREASE TO 22,300,000 IN THE TOTAL NUMBER OF SHARES ISSUABLE UNDER OUR 2000 EQUITY INCENTIVE PLAN.			For	94440	0	0		0
3	CONFIRM THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PTC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT FISCAL YEAR.			For	94440	0	0		0
APPLIED MATERIALS, INC.
Cusip/Sedol:		038222105				Meeting Type:		Annual
Ticker:		AMAT				Meeting Date:		10-Mar-2009
ISIN		US0382221051				Vote Deadline Date:		09-Mar-2009
Agenda		932994545	Management			Total Ballot Shares:		103120
Last Vote Date:		09-Feb-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	AART J. DE GEUS			103120	0	0		0
	2	STEPHEN R. FORREST			103120	0	0		0
	3	PHILIP V. GERDINE			103120	0	0		0
	4	THOMAS J. IANNOTTI			103120	0	0		0
	5	ALEXANDER A. KARSNER			103120	0	0		0
	6	CHARLES Y.S. LIU			103120	0	0		0
	7	GERHARD H. PARKER			103120	0	0		0
	8	DENNIS D. POWELL			103120	0	0		0
	9	WILLEM P. ROELANDTS			103120	0	0		0
	10	JAMES E. ROGERS			103120	0	0		0
	11	MICHAEL R. SPLINTER			103120	0	0		0
2	TO APPROVE AMENDMENTS TO THE CERTIFICATE OF INCORPORATION THAT ELIMINATE SUPERMAJORITY VOTING PROVISIONS.			For	103120	0	0		0
3	TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2009.			For	103120	0	0		0
SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
Cusip/Sedol:		806857108				Meeting Type:		Annual
Ticker:		SLB				Meeting Date:		08-Apr-2009
ISIN		AN8068571086				Vote Deadline Date:		07-Apr-2009
Agenda		933013865	Management			Total Ballot Shares:		26520
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	P. CAMUS			26520	0	0		0
	2	J.S. GORELICK			26520	0	0		0
	3	A. GOULD			26520	0	0		0
	4	T. ISAAC			26520	0	0		0
	5	N. KUDRYAVTSEV			26520	0	0		0
	6	A. LAJOUS			26520	0	0		0
	7	M.E. MARKS			26520	0	0		0
	8	L.R. REIF			26520	0	0		0
	9	T.I. SANDVOLD			26520	0	0		0
	10	H. SEYDOUX			26520	0	0		0
	11	L.G. STUNTZ			26520	0	0		0
2	PROPOSAL TO ADOPT AND APPROVE OF FINANCIALS AND DIVIDENDS.			For	26520	0	0		0
3	PROPOSAL REGARDING A STOCKHOLDER ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION.			Against	0	26520	0		0
4	PROPOSAL TO APPROVE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.			For	26520	0	0		0
BP P.L.C.
Cusip/Sedol:		055622104				Meeting Type:		Annual
Ticker:		BP				Meeting Date:		16-Apr-2009
ISIN		US0556221044				Vote Deadline Date:		09-Apr-2009
Agenda		933008888	Management			Total Ballot Shares:		22290
Last Vote Date:		02-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	TO RECEIVE THE DIRECTORS' ANNUAL REPORT AND ACCOUNTS			For	22290	0	0		0
2	TO APPROVE THE DIRECTORS' REMUNERATION REPORT			For	22290	0	0		0
3	DIRECTOR			For
	1	MR A BURGMANS			22290	0	0		0
	2	MRS C B CARROLL			22290	0	0		0
	3	SIR WILLIAM CASTELL			22290	0	0		0
	4	MR I C CONN			22290	0	0		0
	5	MR G DAVID			22290	0	0		0
	6	MR E B DAVIS, JR			22290	0	0		0
	7	MR R DUDLEY			22290	0	0		0
	8	MR D J FLINT			22290	0	0		0
	9	DR B E GROTE			22290	0	0		0
	10	DR A B HAYWARD			22290	0	0		0
	11	MR A G INGLIS			22290	0	0		0
	12	DR D S JULIUS			22290	0	0		0
	13	SIR TOM MCKILLOP			22290	0	0		0
	14	SIR IAN PROSSER			22290	0	0		0
	15	MR P D SUTHERLAND			22290	0	0		0
4	TO RE-APPOINT ERNST & YOUNG LLP AS AUDITORS AND AUTHORIZE THE BOARD TO FIX THEIR REMUNERATION			For	22290	0	0		0
5	SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY			For	22290	0	0		0
6	TO GIVE LIMITED AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED AMOUNT			For	22290	0	0		0
7	SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT A LIMITED NUMBER OF SHARES FOR CASH FREE OF PRE-EMPTION RIGHTS			For	22290	0	0		0
8	SPECIAL RESOLUTION: TO AUTHORIZE THE CALLING OF GENERAL MEETINGS (EXCLUDING ANNUAL GENERAL MEETINGS) BY NOTICE OF AT LEAST 14 CLEAR DAYS			For	22290	0	0		0
CITIGROUP INC.
Cusip/Sedol:		172967101				Meeting Type:		Annual
Ticker:		C				Meeting Date:		21-Apr-2009
ISIN		US1729671016				Vote Deadline Date:		20-Apr-2009
Agenda		933017495	Management			Total Ballot Shares:		137850
Last Vote Date:		08-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: C. MICHAEL ARMSTRONG			For	137850	0	0		0
2	ELECTION OF DIRECTOR: ALAIN J.P. BELDA			For	137850	0	0		0
3	ELECTION OF DIRECTOR: JOHN M. DEUTCH			For	137850	0	0		0
4	ELECTION OF DIRECTOR: JERRY A. GRUNDHOFER			For	137850	0	0		0
5	ELECTION OF DIRECTOR: ANDREW N. LIVERIS			For	137850	0	0		0
6	ELECTION OF DIRECTOR: ANNE M. MULCAHY			For	137850	0	0		0
7	ELECTION OF DIRECTOR: MICHAEL E. O'NEILL			For	137850	0	0		0
8	ELECTION OF DIRECTOR: VIKRAM S. PANDIT			For	137850	0	0		0
9	ELECTION OF DIRECTOR: RICHARD D. PARSONS			For	137850	0	0		0
10	ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI			For	137850	0	0		0
11	ELECTION OF DIRECTOR: JUDITH RODIN			For	137850	0	0		0
12	ELECTION OF DIRECTOR: ROBERT L. RYAN			For	137850	0	0		0
13	ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO			For	137850	0	0		0
14	ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.			For	137850	0	0		0
15	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			For	137850	0	0		0
16	PROPOSAL TO APPROVE THE CITIGROUP 2009 STOCK INCENTIVE PLAN.			For	137850	0	0		0
17	PROPOSAL TO APPROVE CITI'S 2008 EXECUTIVE COMPENSATION			For	137850	0	0		0
18	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PRIOR GOVERNMENTAL SERVICE OF CERTAIN INDIVIDUALS.			Against	0	137850	0		0
19	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.			Against	0	137850	0		0
20	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON PREDATORY CREDIT CARD PRACTICES.			Against	0	137850	0		0
21	STOCKHOLDER PROPOSAL REQUESTING THAT TWO CANDIDATES BE NOMINATED FOR EACH BOARD POSITION.			Against	0	137850	0		0
22	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON THE CARBON PRINCIPLES.			Against	0	137850	0		0
23	STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVE OFFICERS RETAIN 75% OF THE SHARES ACQUIRED THROUGH COMPENSATION PLANS FOR TWO YEARS FOLLOWING TERMINATION OF EMPLOYMENT.			Against	0	137850	0		0
24	STOCKHOLDER PROPOSAL REQUESTING ADDITIONAL DISCLOSURE REGARDING CITI'S COMPENSATION CONSULTANTS.			Against	0	137850	0		0
25	STOCKHOLDER PROPOSAL REQUESTING THAT STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.			Against	0	137850	0		0
26	STOCKHOLDER PROPOSAL REQUESTING CUMULATIVE VOTING.			Against	0	137850	0		0
NOKIA CORPORATION
Cusip/Sedol:		654902204				Meeting Type:		Annual
Ticker:		NOK				Meeting Date:		23-Apr-2009
ISIN		US6549022043				Vote Deadline Date:		31-Mar-2009
Agenda		933002088	Management			Total Ballot Shares:		65922
Last Vote Date:		27-Feb-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ADOPTION OF THE ANNUAL ACCOUNTS.			For	65922	0	0		0
2	RESOLUTION ON THE USE OF THE PROFIT SHOWN ON THE BALANCE SHEET AND THE PAYMENT OF DIVIDEND.			For	65922	0	0		0
3	RESOLUTION ON THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.			For	65922	0	0		0
4	RESOLUTION ON THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS.			For	65922	0	0		0
5	RESOLUTION ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS.			For	65922	0	0		0
6	DIRECTOR			For
	1	GEORG EHRNROOTH			65922	0	0		0
	2	LALITA D. GUPTE			65922	0	0		0
	3	BENGT HOLMSTROM			65922	0	0		0
	4	HENNING KAGERMANN			65922	0	0		0
	5	OLLI-PEKKA KALLASVUO			65922	0	0		0
	6	PER KARLSSON			65922	0	0		0
	7	JORMA OLLILA			65922	0	0		0
	8	MARJORIE SCARDINO			65922	0	0		0
	9	RISTO SIILASMAA			65922	0	0		0
	10	KEIJO SUILA			65922	0	0		0
	11	ISABEL MAREY-SEMPER			65922	0	0		0
7	RESOLUTION ON THE REMUNERATION OF THE AUDITOR.			For	65922	0	0		0
8	ELECTION OF AUDITOR.			For	65922	0	0		0
9	AUTHORIZING THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE THE COMPANY'S OWN SHARES.			For	65922	0	0		0
10	MARK THE "FOR" BOX IF YOU WISH TO INSTRUCT THE DEPOSITARY TO GIVE A PROXY TO LEENA SIIRALA OR ESA NIINIMAKI, BOTH LEGAL COUNSELS OF NOKIA CORPORATION, TO VOTE, IN THEIR DISCRETION, ON YOUR BEHALF ONLY UPON ITEM 17.			None	0	65922	0		0
L-3 COMMUNICATIONS HOLDINGS, INC.
Cusip/Sedol:		502424104				Meeting Type:		Annual
Ticker:		LLL				Meeting Date:		28-Apr-2009
ISIN		US5024241045				Vote Deadline Date:		27-Apr-2009
Agenda		933012762	Management			Total Ballot Shares:		15150
Last Vote Date:		08-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	ROBERT B. MILLARD			15150	0	0		0
	2	ARTHUR L. SIMON			15150	0	0		0
2	APPROVAL OF THE L-3 COMMUNICATIONS CORPORATION 2009 EMPLOYEE STOCK PURCHASE PLAN.			For	15150	0	0		0
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			For	15150	0	0		0
EBAY INC.
Cusip/Sedol:		278642103				Meeting Type:		Annual
Ticker:		EBAY				Meeting Date:		29-Apr-2009
ISIN		US2786421030				Vote Deadline Date:		28-Apr-2009
Agenda		933024426	Management			Total Ballot Shares:		80390
Last Vote Date:		08-Apr-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: MARC L. ANDREESSEN			For	80390	0	0		0
2	ELECTION OF DIRECTOR: WILLIAM C. FORD, JR.			For	80390	0	0		0
3	ELECTION OF DIRECTOR: DAWN G. LEPORE			For	80390	0	0		0
4	ELECTION OF DIRECTOR: PIERRE M. OMIDYAR			For	80390	0	0		0
5	ELECTION OF DIRECTOR: RICHARD T. SCHLOSBERG, III			For	80390	0	0		0
6	TO APPROVE AMENDMENTS TO CERTAIN OF OUR EXISTING EQUITY INCENTIVE PLANS TO ALLOW FOR A ONE-TIME STOCK OPTION EXCHANGE PROGRAM FOR EMPLOYEES OTHER THAN OUR NAMED EXECUTIVE OFFICERS AND DIRECTORS.			For	80390	0	0		0
7	TO APPROVE THE AMENDMENT AND RESTATEMENT OF OUR 2008 EQUITY INCENTIVE AWARD PLAN TO INCREASE THE AGGREGATE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE UNDER THE PLAN BY 50 MILLION SHARES AND TO ADD MARKET SHARES AND VOLUME METRICS AS PERFORMANCE CRITERIA UNDER THE PLAN.			For	80390	0	0		0
8	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT AUDITORS FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2009.			For	80390	0	0		0
QWEST COMMUNICATIONS INTERNATIONAL INC.
Cusip/Sedol:		749121109				Meeting Type:		Annual
Ticker:		Q				Meeting Date:		13-May-2009
ISIN		US7491211097				Vote Deadline Date:		12-May-2009
Agenda		933024527	Management			Total Ballot Shares:		262490
Last Vote Date:		01-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: EDWARD A. MUELLER			For	262490	0	0		0
2	ELECTION OF DIRECTOR: LINDA G. ALVARADO			For	262490	0	0		0
3	ELECTION OF DIRECTOR: CHARLES L. BIGGS			For	262490	0	0		0
4	ELECTION OF DIRECTOR: K. DANE BROOKSHER			For	262490	0	0		0
5	ELECTION OF DIRECTOR: PETER S. HELLMAN			For	262490	0	0		0
6	ELECTION OF DIRECTOR: R. DAVID HOOVER			For	262490	0	0		0
7	ELECTION OF DIRECTOR: PATRICK J. MARTIN			For	262490	0	0		0
8	ELECTION OF DIRECTOR: CAROLINE MATTHEWS			For	262490	0	0		0
9	ELECTION OF DIRECTOR: WAYNE W. MURDY			For	262490	0	0		0
10	ELECTION OF DIRECTOR: JAN L. MURLEY			For	262490	0	0		0
11	ELECTION OF DIRECTOR: JAMES A. UNRUH			For	262490	0	0		0
12	ELECTION OF DIRECTOR: ANTHONY WELTERS			For	262490	0	0		0
13	THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009.			For	262490	0	0		0
14	APPROVAL OF A POLICY RELATING TO SEVERANCE ARRANGEMENTS WITH EXECUTIVES.			For	262490	0	0		0
15	A STOCKHOLDER PROPOSAL URGING THE BOARD TO ADOPT A POLICY TO SEEK STOCKHOLDER APPROVAL OF CERTAIN EXTRAORDINARY RETIREMENT BENEFITS FOR EXECUTIVES.			Against	0	262490	0		0
16	A STOCKHOLDER PROPOSAL URGING THE BOARD TO ADOPT A POLICY THAT STOCKHOLDERS HAVE THE OPPORTUNITY AT ANNUAL MEETINGS TO VOTE ON AN ADVISORY RESOLUTION ON CERTAIN EXECUTIVE COMPENSATION.			Against	0	262490	0		0
17	A STOCKHOLDER PROPOSAL REQUESTING THE BOARD TO AMEND OUR BYLAWS TO ALLOW 10% STOCKHOLDERS TO CALL SPECIAL STOCKHOLDER MEETINGS.			Against	0	262490	0		0
18	A STOCKHOLDER PROPOSAL REQUESTING THAT OUR BOARD INITIATE THE PROCESS OF REINCORPORATING QWEST IN NORTH DAKOTA.			Against	0	262490	0		0
NUCOR CORPORATION
Cusip/Sedol:		670346105				Meeting Type:		Annual
Ticker:		NUE				Meeting Date:		14-May-2009
ISIN		US6703461052				Vote Deadline Date:		13-May-2009
Agenda		933023323	Management			Total Ballot Shares:		26080
Last Vote Date:		05-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	CLAYTON C. DALEY, JR.			26080	0	0		0
	2	HARVEY B. GANTT			26080	0	0		0
	3	BERNARD L. KASRIEL			26080	0	0		0
	4	CHRISTOPHER J. KEARNEY			26080	0	0		0
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2009			For	26080	0	0		0
3	STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE			Against	0	26080	0		0
4	STOCKHOLDER PROPOSAL REGARDING DECLASSIFICATION OF BOARD OF DIRECTORS			Against	0	26080	0		0
5	STOCKHOLDER PROPOSAL REGARDING HUMAN RIGHTS			Against	0	26080	0		0
6	STOCKHOLDER PROPOSAL REGARDING PRINCIPLES FOR HEALTH CARE REFORM			Against	0	26080	0		0
NVIDIA CORPORATION
Cusip/Sekdol:		67066G104				Meeting Type:		Annual
Ticker:		NVDA				Meeting Date:		20-May-2009
ISIN		US67066G1040				Vote Deadline Date:		19-May-2009
Agenda		933040800	Management			Total Ballot Shares:		112665
Last Vote Date:		12-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	TENCH COXE			112665	0	0		0
	2	MARK L. PERRY			112665	0	0		0
	3	MARK A. STEVENS			112665	0	0		0
2	THE RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF NVIDIA CORPORATION FOR THE FISCAL YEAR ENDING JANUARY 31, 2010.			For	112665	0	0		0
STATE STREET CORPORATION
Cusip/Sedol:		857477103				Meeting Type:		Annual
Ticker:		STT				Meeting Date:		20-May-2009
ISIN		US8574771031				Vote Deadline Date:		19-May-2009
Agenda		933037144	Management			Total Ballot Shares:		25984
Last Vote Date:		12-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	K. BURNES			25984	0	0		0
	2	P. COYM			25984	0	0		0
	3	P. DE SAINT-AIGNAN			25984	0	0		0
	4	A. FAWCETT			25984	0	0		0
	5	D. GRUBER			25984	0	0		0
	6	L. HILL			25984	0	0		0
	7	R. KAPLAN			25984	0	0		0
	8	C. LAMANTIA			25984	0	0		0
	9	R. LOGUE			25984	0	0		0
	10	R. SERGEL			25984	0	0		0
	11	R. SKATES			25984	0	0		0
	12	G. SUMME			25984	0	0		0
	13	R. WEISSMAN			25984	0	0		0
2	TO APPROVE AMENDMENTS TO STATE STREET'S ARTICLES OF ORGANIZATION AND BY-LAWS CHANGING THE SHAREHOLDER QUORUM AND VOTING REQUIREMENTS, INCLUDING THE ADOPTION OF A MAJORITY VOTE STANDARD FOR UNCONTESTED ELECTIONS OF DIRECTORS.			For	25984	0	0		0
3	TO APPROVE THE AMENDED AND RESTATED 2006 EQUITY INCENTIVE PLAN TO, AMONG OTHER THINGS, INCREASE BY 17 MILLION THE NUMBER OF SHARES OF OUR COMMON STOCK THAT MAY BE DELIVERED IN SATISFACTION OF AWARDS UNDER THE PLAN.			For	25984	0	0		0
4	TO APPROVE A NON-BINDING ADVISORY PROPOSAL ON EXECUTIVE COMPENSATION.			For	25984	0	0		0
5	TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS STATE STREET'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			For	25984	0	0		0
6	TO VOTE ON A SHAREHOLDER PROPOSAL.			Against	0	0	25984		0
AMAZON.COM, INC.
Cusip/Sedol:		023135106				Meeting Type:		Annual
Ticker:		AMZN				Meeting Date:		28-May-2009
ISIN		US0231351067				Vote Deadline Date:		27-May-2009
Agenda		933053225	Management			Total Ballot Shares:		14820
Last Vote Date:		22-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: JEFFREY P. BEZOS			For	14820	0	0		0
2	ELECTION OF DIRECTOR: TOM A. ALBERG			For	14820	0	0		0
3	ELECTION OF DIRECTOR: JOHN SEELY BROWN			For	14820	0	0		0
4	ELECTION OF DIRECTOR: L. JOHN DOERR			For	14820	0	0		0
5	ELECTION OF DIRECTOR: WILLIAM B. GORDON			For	14820	0	0		0
6	ELECTION OF DIRECTOR: ALAIN MONIE			For	14820	0	0		0
7	ELECTION OF DIRECTOR: THOMAS O. RYDER			For	14820	0	0		0
8	ELECTION OF DIRECTOR: PATRICIA Q. STONESIFER			For	14820	0	0		0
9	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2009.			For	14820	0	0		0
NETFLIX, INC.
Cusip/Sedol:		64110L106				Meeting Type:		Annual
Ticker:		NFLX				Meeting Date:		28-May-2009
ISIN		US64110L1061				Vote Deadline Date:		27-May-2009
Agenda		933066715	Management			Total Ballot Shares:		26590
Last Vote Date:		22-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	RICHARD N. BARTON			26590	0	0		0
	2	CHARLES H. GIANCARLO			26590	0	0		0
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.			For	26590	0	0		0
INFOSPACE, INC.
Cusip/Sedol:		45678T201				Meeting Type:		Annual
Ticker:		INSP				Meeting Date:		04-Jun-2009
ISIN		US45678T2015				Vote Deadline Date:		03-Jun-2009
Agenda		933029185	Management			Total Ballot Shares:		179620
Last Vote Date:		01-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	JOHN E. CUNNINGHAM, IV			179620	0	0		0
	2	LEWIS M. TAFFER			179620	0	0		0
	3	WILLIAM J. RUCKELSHAUS			179620	0	0		0
2	PROPOSAL TO ADOPT A CERTIFICATE OF AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO RECLASSIFY THE COMPANY'S EXISTING COMMON STOCK INTO NEW SHARES OF COMMON STOCK THAT PROVIDE FOR LIMITATIONS ON THE TRANSFERABILITY OF THE COMMON STOCK IN CERTAIN CIRCUMSTANCES.			For	179620	0	0		0
3	PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2009.			For	179620	0	0		0
GARMIN LTD.
Cusip/Sedol:		G37260109				Meeting Type:		Annual
Ticker:		GRMN				Meeting Date:		05-Jun-2009
ISIN		KYG372601099				Vote Deadline Date:		04-Jun-2009
Agenda		933060218	Management			Total Ballot Shares:		53830
Last Vote Date:		22-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	MIN H. KAO			53830	0	0		0
	2	CHARLES W. PEFFER			53830	0	0		0
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GARMIN'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2009 FISCAL YEAR.			For	53830	0	0		0
3	APPROVAL OF AMENDMENT TO THE GARMIN LTD. 2005 EQUITY INCENTIVE PLAN.			For	53830	0	0		0
4	APPROVAL OF AMENDMENT TO THE GARMIN LTD. 2000 NON-EMPLOYEE DIRECTORS' OPTION PLAN.			For	53830	0	0		0
5	IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE WITH RESPECT TO ANY OTHER MATTERS THAT MAY COME BEFORE THE ANNUAL GENERAL MEETING OR ANY ADJOURNMENT THEREOF.			For	53830	0	0		0
TAIWAN SEMICONDUCTOR MFG. CO. LTD.
Cusip/Sedol:		874039100				Meeting Type:		Annual
Ticker:		TSM				Meeting Date:		10-Jun-2009
ISIN		US8740391003				Vote Deadline Date:		03-Jun-2009
Agenda		933090211	Management			Total Ballot Shares:		122706
Last Vote Date:		22-May-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	TO ACCEPT 2008 BUSINESS REPORT AND FINANCIAL STATEMENTS			For	122706	0	0		0
2	TO APPROVE THE PROPOSAL FOR DISTRIBUTION OF 2008 PROFITS			For	122706	0	0		0
3	TO APPROVE THE CAPITALIZATION OF 2008 DIVIDENDS, 2008 EMPLOYEE PROFIT SHARING, AND CAPITAL SURPLUS			For	122706	0	0		0
4	TO REVISE INTERNAL POLICIES AND RULES AS FOLLOWS: (A) PROCEDURES FOR LENDING FUNDS TO OTHER PARTIES (B) PROCEDURES FOR ENDORSEMENT AND GUARANTEE			For	122706	0	0		0
5	DIRECTORS			For
	1	MR. MORRIS CHANG			122706	0	0		0
	2	MR. F.C. TSENG			122706	0	0		0
	3	MR. RICK TSAI			122706	0	0		0
	4	MR. TAIN-JY CHEN			122706	0	0		0
	5	SIR P. LEAHY BONFIELD			122706	0	0		0
	6	MR. STAN SHIH			122706	0	0		0
	7	MS. CARLY FIORINA			122706	0	0		0
	8	MR. THOMAS J ENGIBOUS			122706	0	0		0
WIND RIVER SYSTEMS, INC.
Cusip/Sedol:		973149107				Meeting Type:		Annual
Ticker:		WIND				Meeting Date:		18-Jun-2009
ISIN		US9731491075				Vote Deadline Date:		17-Jun-2009
Agenda		933082733	Management			Total Ballot Shares:		132440
Last Vote Date:		15-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DIRECTOR			For
	1	JOHN C. BOLGER			132440	0	0		0
	2	JERRY L. FIDDLER			132440	0	0		0
	3	NARENDRA K. GUPTA			132440	0	0		0
	4	GRANT M. INMAN			132440	0	0		0
	5	HARVEY C. JONES			132440	0	0		0
	6	KENNETH R. KLEIN			132440	0	0		0
	7	STANDISH H. O'GRADY			132440	0	0		0
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR WIND RIVER SYSTEMS, INC. FOR THE FISCAL YEAR ENDING JANUARY 31, 2010.			For	132440	0	0		0
3	TO APPROVE AMENDMENTS TO 2005 EQUITY INCENTIVE PLAN (I) TO INCREASE THE AGGREGATE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED AND RESERVED FOR ISSUANCE UNDER THE PLAN BY 3,600,000 SHARES; (II) TO PERMIT AWARDS GRANTED UNDER THE PLAN.			For	132440	0	0		0
SONY CORPORATION
Cusip/Sedol:		835699307				Meeting Type:		Annual
Ticker:		SNE				Meeting Date:		19-Jun-2009
ISIN		US8356993076				Vote Deadline Date:		18-Jun-2009
Agenda		933103676	Management			Total Ballot Shares:		56228
Last Vote Date:		15-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	TO AMEND A PART OF THE ARTICLES OF INCORPORATION.			For	56228	0	0		0
2	DIRECTOR			For
	1	HOWARD STRINGER			56228	0	0		0
	2	RYOJI CHUBACHI			56228	0	0		0
	3	NOBUYUKI ONEDA			56228	0	0		0
	4	YOTARO KOBAYASHI			56228	0	0		0
	5	SAKIE T. FUKUSHIMA			56228	0	0		0
	6	YOSHIHIKO MIYAUCHI			56228	0	0		0
	7	YOSHIAKI YAMAUCHI			56228	0	0		0
	8	PETER BONFIELD			56228	0	0		0
	9	FUEO SUMITA			56228	0	0		0
	10	FUJIO CHO			56228	0	0		0
	11	RYUJI YASUDA			56228	0	0		0
	12	YUKAKO UCHINAGA			56228	0	0		0
	13	MITSUAKI YAHAGI			56228	0	0		0
	14	TSUN-YAN HSIEH			56228	0	0		0
	15	ROLAND A. HERNANDEZ			56228	0	0		0
3	TO ISSUE STOCK ACQUISITION RIGHTS FOR THE PURPOSE OF GRANTING STOCK OPTIONS.			For	56228	0	0		0
HONDA MOTOR CO., LTD.
Cusip/Sedol:		438128308				Meeting Type:		Annual
Ticker:		HMC				Meeting Date:		23-Jun-2009
ISIN		US4381283088				Vote Deadline Date:		15-Jun-2009
Agenda		933104945	Management			Total Ballot Shares:		18990
Last Vote Date:		11-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DISTRIBUTION OF DIVIDENDS			For	18990	0	0		0
2	PARTIAL AMENDMENT TO THE ARTICLES OF INCORPORATION			For	18990	0	0		0
3	DIRECTOR			For
	1	SATOSHI AOKI			18990	0	0		0
	2	TAKEO FUKUI			18990	0	0		0
	3	KOICHI KONDO			18990	0	0		0
	4	ATSUYOSHI HYOGO			18990	0	0		0
	5	MIKIO YOSHIMI			18990	0	0		0
	6	TAKANOBU ITO			18990	0	0		0
	7	SHIGERU TAKAGI			18990	0	0		0
	8	AKIO HAMADA			18990	0	0		0
	9	TETSUO IWAMURA			18990	0	0		0
	10	TATSUHIRO OYAMA			18990	0	0		0
	11	FUMIHIKO IKE			18990	0	0		0
	12	MASAYA YAMASHITA			18990	0	0		0
	13	KENSAKU HOGEN			18990	0	0		0
	14	SHO MINEKAWA			18990	0	0		0
	15	HIROSHI SODA			18990	0	0		0
	16	TAKUJI YAMADA			18990	0	0		0
	17	YOICHI HOJO			18990	0	0		0
	18	NOBUO KUROYANAGI			18990	0	0		0
	19	HIROSHI KOBAYASHI			18990	0	0		0
	20	TSUNEO TANAI			18990	0	0		0
	21	HIROYUKI YAMADA			18990	0	0		0
4	ELECTION OF ONE (1) CORPORATE AUDITOR: HIDEKI OKADA			For	18990	0	0		0
5	PAYMENT OF BONUS TO DIRECTORS AND CORPORATE AUDITORS FOR THE 85TH FISCAL YEAR			For	18990	0	0		0
TOYOTA MOTOR CORPORATION
Cusip/Sedol:		892331307				Meeting Type:		Annual
Ticker:		TM				Meeting Date:		23-Jun-2009
ISIN		US8923313071				Vote Deadline Date:		15-Jun-2009
Agenda		933108525	Management			Total Ballot Shares:		7350
Last Vote Date:		11-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	DISTRIBUTION OF SURPLUS			None	7350	0	0		0
2	PARTIAL AMENDMENT OF THE ARTICLES OF INCORPORATION			None	7350	0	0		0
3	ELECTION OF 29 DIRECTORS			None	7350	0	0		0
4	ISSUANCE OF STOCK ACQUISITION RIGHTS FOR THE PURPOSE OF GRANTING STOCK OPTIONS			None	7350	0	0		0
AMERICAN INTERNATIONAL GROUP, INC.
Cusip/Sedol:		026874107				Meeting Type:		Annual
Ticker:		AIG				Meeting Date:		30-Jun-2009
ISIN		US0268741073				Vote Deadline Date:		29-Jun-2009
Agenda		933112651	Management			Total Ballot Shares:		81665
Last Vote Date:		18-Jun-2009
Item	Proposal			Recommendation	For	Against	Abstain		Take No Action
1	ELECTION OF DIRECTOR: DENNIS D. DAMMERMAN			For	81665	0	0		0
2	ELECTION OF DIRECTOR: HARVEY GOLUB			For	81665	0	0		0
3	ELECTION OF DIRECTOR: LAURETTE T. KOELLNER			For	81665	0	0		0
4	ELECTION OF DIRECTOR: EDWARD M. LIDDY			For	81665	0	0		0
5	ELECTION OF DIRECTOR: CHRISTOPHER S. LYNCH			For	81665	0	0		0
6	ELECTION OF DIRECTOR: ARTHUR C. MARTINEZ			For	81665	0	0		0
7	ELECTION OF DIRECTOR: GEORGE L. MILES, JR.			For	81665	0	0		0
8	ELECTION OF DIRECTOR: ROBERT S. MILLER			For	81665	0	0		0
9	ELECTION OF DIRECTOR: SUZANNE NORA JOHNSON			For	81665	0	0		0
10	ELECTION OF DIRECTOR: MORRIS W. OFFIT			For	81665	0	0		0
11	ELECTION OF DIRECTOR: DOUGLAS M. STEENLAND			For	81665	0	0		0
12	TO APPROVE A NON-BINDING SHAREHOLDER RESOLUTION ON EXECUTIVE COMPENSATION			For	81665	0	0		0
13	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF COMMON STOCK FROM 5,000,000,000 SHARES TO 9,225,000,000 SHARES			For	81665	0	0		0
14	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF AIG'S OUTSTANDING COMMON STOCK AT A RATIO OF ONE-FOR-TWENTY			For	81665	0	0		0
15	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF PREFERRED STOCK FROM 6,000,000 TO 100,000,000 SHARES			For	81665	0	0		0
16	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO (I) PERMIT AIG'S BOARD OF DIRECTORS TO ISSUE SERIES OF PREFERRED STOCK THAT ARE NOT OF EQUAL RANK AND (II) CAUSE THE SERIES E FIXED RATE NON-CUMULATIVE PERPETUAL PREFERRED STOCK, THE SERIES OF FIXED RATE NON-CUMULATIVE PERPETUAL PREFERRED STOCK AND ANY OTHER SERIES OF PREFERRED STOCK SUBSEQUENTLY ISSUED TO THE UNITED STATES DEPARTMENT OF THE TREASURY TO RANK SENIOR TO ALL OTHER SERIES OF PREFERRED STOCK			For	81665	0	0		0
17	TO AMEND AIG'S RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE ANY RESTRICTION ON THE PLEDGING OF ALL OR SUBSTANTIALLY ALL OF THE PROPERTY OR ASSETS OF AIG			For	81665	0	0		0
18	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS AIG'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009			For	81665	0	0		0
19	SHAREHOLDER PROPOSAL RELATING TO EXECUTIVE COMPENSATION RETENTION UPON TERMINATION OF EMPLOYMENT			Against	0	81665	0		0
20	SHAREHOLDER PROPOSAL RELATING TO SPECIAL MEETINGS OF SHAREHOLDERS			Against	0	81665	0		0
21	SHAREHOLDER PROPOSAL RELATING TO REINCORPORATION OF AIG IN NORTH DAKOTA			Against	0	81665	0		0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GUINNESS ATKINSON FUNDS

By /s/ James J. Atkinson, Jr.
James J. Atkinson, Jr.
Principal Executive Officer

Date August 20, 2009